UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

TIAA-CREF Funds	May 31, 2021

TIAA-CREF
Lifecycle Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—
Lifecycle 2065 Fund	TSFTX	TSFHX	TSFPX	TCFRX	—

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	3

Letter to investors

Global financial markets generated mostly positive results for the twelve months ended May 31, 2021, as the economic ramifications of the COVID-19 pandemic diminished. U.S. equities posted double-digit gains amid continued economic expansion during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities declined modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.

•	All of the TIAA-CREF Lifecycle Funds delivered strong gains for the period, and all outperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 17.4% for the Lifecycle Retirement Income Fund to 41.3% for the Lifecycle 2060 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.
•	On September 30, 2020, the TIAA-CREF Lifecycle 2065 Fund commenced operations.

U.S. and international stocks posted substantial gains

U.S. equities posted impressive gains for the twelve months as many businesses and restaurants resumed operations with the continual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 43.9%. The U.S. economy expanded considerably during the third quarter of 2020 and continued its growth trajectory into the fourth quarter of 2020 and the first quarter of 2021. The Federal Reserve kept the federal funds target rate at 0.00%–0.25%, while the federal government took aggressive fiscal action with two large stimulus measures.

International stocks surpassed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned 44.1% in U.S.-dollar terms. In the fourth quarter of 2020 and the first quarter of 2021, the 19-nation euro area contracted, while China’s economy posted impressive growth—particularly in the first quarter of this year.

U.S. investment-grade bonds suffered a small loss as U.S. Treasury yields rose across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.4% for the period.

4	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

In investing, change is the only constant

As we enter the summer months and reflect on the transformative and challenging twelve-plus months of the COVID-19 pandemic, it’s heartening to see that businesses are reopening and people are returning to a more “normal” life. But the financial markets always look forward, and recent volatility reflects new concerns about inflation, interest rates, and the pace and duration of the global economic recovery.

In investing, as in life, speculation about what may happen in the future is never-ending. In fact, market fluctuation may be the only constant. As a result, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise strategies to deal with the ever-present factors of risk and uncertainty. The TIAA-CREF Lifecycle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 46 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying TIAA-CREF Funds in which the Lifecycle Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmark

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2020–May 31, 2021).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2021

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/20)	(5/31/21)	(12/1/20–5/31/21)		(12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,064.15	$1.39		$1.85
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.82
2010 Fund actual return	1,000.00	1,064.16	1.39		1.80
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.77
2015 Fund actual return	1,000.00	1,070.88	1.39		1.86
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.82
2020 Fund actual return	1,000.00	1,079.65	1.40		1.92
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.87
2025 Fund actual return	1,000.00	1,092.87	1.41		2.03
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.97
2030 Fund actual return	1,000.00	1,107.80	1.42		2.10
5% annual hypothetical return	1,000.00	1,023.59	1.36		2.02
2035 Fund actual return	1,000.00	1,122.37	1.38		2.17
5% annual hypothetical return	1,000.00	1,023.64	1.31		2.07
2040 Fund actual return	1,000.00	1,138.71	1.33		2.19
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.07
2045 Fund actual return	1,000.00	1,155.06	1.34		2.31
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.17
2050 Fund actual return	1,000.00	1,159.26	1.29		2.26
5% annual hypothetical return	1,000.00	1,023.73	1.21		2.12
2055 Fund actual return	1,000.00	1,161.69	1.29		2.32
5% annual hypothetical return	1,000.00	1,023.73	1.21		2.17
2060 Fund actual return	1,000.00	1,163.86	1.29		2.32
5% annual hypothetical return	1,000.00	1,023.73	1.21		2.17
2065 Fund actual return	1,000.00	1,166.77	1.30		1.89
5% annual hypothetical return	1,000.00	1,023.73	1.21		1.77

10	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.27% for the Retirement Income Fund, 0.27% for the 2010 Fund, 0.27% for the 2015 Fund, 0.27% for the 2020 Fund, 0.27% for the 2025 Fund, 0.27% for the 2030 Fund, 0.26% for the 2035 Fund, 0.25% for the 2040 Fund, 0.25% for the 2045 Fund, 0.24% for the 2050 Fund, 0.24% for the 2055 Fund, 0.24% for the 2060 Fund and 0.24% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.36% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.36% for the 2015 Fund, 0.37% for the 2020 Fund, 0.39% for the 2025 Fund, 0.40% for the 2030 Fund, 0.41% for the 2035 Fund, 0.41% for the 2040 Fund, 0.43% for the 2045 Fund, 0.42% for the 2050 Fund, 0.43% for the 2055 Fund, 0.43% for the 2060 Fund and 0.35% for the 2065 Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2021

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(12/1/20)	(5/31/21)	(12/1/20–5/31/21)		(12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,063.73	$1.96		$2.42
5% annual hypothetical return	1,000.00	1,023.04	1.92		2.37
2010 Fund actual return	1,000.00	1,062.79	1.90		2.37
5% annual hypothetical return	1,000.00	1,023.09	1.87		2.32
2015 Fund actual return	1,000.00	1,071.17	2.01		2.48
5% annual hypothetical return	1,000.00	1,022.99	1.97		2.42
2020 Fund actual return	1,000.00	1,078.03	1.81		2.33
5% annual hypothetical return	1,000.00	1,023.19	1.77		2.27
2025 Fund actual return	1,000.00	1,092.49	1.88		2.45
5% annual hypothetical return	1,000.00	1,023.14	1.82		2.37
2030 Fund actual return	1,000.00	1,107.15	1.84		2.52
5% annual hypothetical return	1,000.00	1,023.19	1.77		2.42
2035 Fund actual return	1,000.00	1,121.72	1.90		2.64
5% annual hypothetical return	1,000.00	1,023.14	1.82		2.52
2040 Fund actual return	1,000.00	1,138.25	1.81		2.67
5% annual hypothetical return	1,000.00	1,023.24	1.72		2.52
2045 Fund actual return	1,000.00	1,154.68	1.72		2.63
5% annual hypothetical return	1,000.00	1,023.34	1.61		2.47
2050 Fund actual return	1,000.00	1,158.36	1.72		2.69
5% annual hypothetical return	1,000.00	1,023.34	1.61		2.52
2055 Fund actual return	1,000.00	1,160.89	1.62		2.64
5% annual hypothetical return	1,000.00	1,023.44	1.51		2.47
2060 Fund actual return	1,000.00	1,162.96	1.73		2.70
5% annual hypothetical return	1,000.00	1,023.34	1.61		2.52
2065 Fund actual return	1,000.00	1,165.45	2.11		2.70
5% annual hypothetical return	1,000.00	1,022.99	1.97		2.52

12	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.38% for the Retirement Income Fund, 0.37% for the 2010 Fund, 0.39% for the 2015 Fund, 0.35% for the 2020 Fund, 0.36% for the 2025 Fund, 0.35% for the 2030 Fund, 0.36% for the 2035 Fund, 0.34% for the 2040 Fund, 0.32% for the 2045 Fund, 0.32% for the 2050 Fund, 0.30% for the 2055 Fund, 0.32% for the 2060 Fund and 0.39% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.47% for the Retirement Income Fund, 0.46% for the 2010 Fund, 0.48% for the 2015 Fund, 0.45% for the 2020 Fund, 0.47% for the 2025 Fund, 0.48% for the 2030 Fund, 0.50% for the 2035 Fund, 0.50% for the 2040 Fund, 0.49% for the 2045 Fund, 0.50% for the 2050 Fund, 0.49% for the 2055 Fund, 0.50% for the 2060 Fund and 0.50% for the 2065 Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	13

Important information about expenses

Expense examples

Six months ended May 31, 2021

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/20)	(5/31/21)	(12/1/20–5/31/21)		(12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,063.38	$2.16		$2.62
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.57
2010 Fund actual return	1,000.00	1,063.63	2.16		2.57
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.52
2015 Fund actual return	1,000.00	1,070.56	2.17		2.63
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.57
2020 Fund actual return	1,000.00	1,078.23	2.18		2.69
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.62
2025 Fund actual return	1,000.00	1,092.69	2.19		2.82
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.72
2030 Fund actual return	1,000.00	1,106.79	2.21		2.89
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.77
2035 Fund actual return	1,000.00	1,122.06	2.17		2.96
5% annual hypothetical return	1,000.00	1,022.89	2.07		2.82
2040 Fund actual return	1,000.00	1,138.47	2.13		2.99
5% annual hypothetical return	1,000.00	1,022.94	2.02		2.82
2045 Fund actual return	1,000.00	1,154.29	2.15		3.12
5% annual hypothetical return	1,000.00	1,022.94	2.02		2.92
2050 Fund actual return	1,000.00	1,158.30	2.10		3.07
5% annual hypothetical return	1,000.00	1,022.99	1.97		2.87
2055 Fund actual return	1,000.00	1,160.17	2.10		3.12
5% annual hypothetical return	1,000.00	1,022.99	1.97		2.92
2060 Fund actual return	1,000.00	1,162.89	2.10		3.13
5% annual hypothetical return	1,000.00	1,022.99	1.97		2.92
2065 Fund actual return	1,000.00	1,164.51	2.10		2.70
5% annual hypothetical return	1,000.00	1,022.99	1.97		2.52

14	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.42% for the Retirement Income Fund, 0.42% for the 2010 Fund, 0.42% for the 2015 Fund, 0.42% for the 2020 Fund, 0.42% for the 2025 Fund, 0.42% for the 2030 Fund, 0.41% for the 2035 Fund, 0.40% for the 2040 Fund, 0.40% for the 2045 Fund, 0.39% for the 2050 Fund, 0.39% for the 2055 Fund, 0.39% for the 2060 Fund and 0.39% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51% for the Retirement Income Fund, 0.50% for the 2010 Fund, 0.51% for the 2015 Fund, 0.52% for the 2020 Fund, 0.54% for the 2025 Fund, 0.55% for the 2030 Fund, 0.56% for the 2035 Fund, 0.56% for the 2040 Fund, 0.58% for the 2045 Fund, 0.57% for the 2050 Fund, 0.58% for the 2055 Fund, 0.58% for the 2060 Fund and 0.50% for the 2065 Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	15

Important information about expenses

Expense examples

Six months ended May 31, 2021

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/20)	(5/31/21)	(12/1/20–5/31/21)		(12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,063.80	$2.68		$3.09
5% annual hypothetical return	1,000.00	1,022.34	2.62		3.02
2010 Fund actual return	1,000.00	1,062.56	2.67		3.09
5% annual hypothetical return	1,000.00	1,022.34	2.62		3.02
2015 Fund actual return	1,000.00	1,069.93	2.68		3.15
5% annual hypothetical return	1,000.00	1,022.34	2.62		3.07
2020 Fund actual return	1,000.00	1,078.63	2.69		3.21
5% annual hypothetical return	1,000.00	1,022.34	2.62		3.13
2025 Fund actual return	1,000.00	1,091.86	2.71		3.34
5% annual hypothetical return	1,000.00	1,022.34	2.62		3.23
2030 Fund actual return	1,000.00	1,106.47	2.73		3.41
5% annual hypothetical return	1,000.00	1,022.34	2.62		3.28
2035 Fund actual return	1,000.00	1,121.60	2.70		3.49
5% annual hypothetical return	1,000.00	1,022.39	2.57		3.33
2040 Fund actual return	1,000.00	1,137.34	2.66		3.52
5% annual hypothetical return	1,000.00	1,022.44	2.52		3.33
2045 Fund actual return	1,000.00	1,154.03	2.69		3.65
5% annual hypothetical return	1,000.00	1,022.44	2.52		3.43
2050 Fund actual return	1,000.00	1,157.48	2.64		3.60
5% annual hypothetical return	1,000.00	1,022.49	2.47		3.38
2055 Fund actual return	1,000.00	1,160.07	2.64		3.66
5% annual hypothetical return	1,000.00	1,022.49	2.47		3.43
2060 Fund actual return	1,000.00	1,162.34	2.64		3.67
5% annual hypothetical return	1,000.00	1,022.49	2.47		3.43
2065 Fund actual return	1,000.00	1,163.30	2.64		3.24
5% annual hypothetical return	1,000.00	1,022.49	2.47		3.02

16	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.52% for the Retirement Income Fund, 0.52% for the 2010 Fund, 0.52% for the 2015 Fund, 0.52% for the 2020 Fund, 0.52% for the 2025 Fund, 0.52% for the 2030 Fund, 0.51% for the 2035 Fund, 0.50% for the 2040 Fund, 0.50% for the 2045 Fund, 0.49% for the 2050 Fund, 0.49% for the 2055 Fund, 0.49% for the 2060 Fund and 0.49% for the 2065 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.60% for the Retirement Income Fund, 0.60% for the 2010 Fund, 0.61% for the 2015 Fund, 0.62% for the 2020 Fund, 0.64% for the 2025 Fund, 0.65% for the 2030 Fund, 0.66% for the 2035 Fund, 0.66% for the 2040 Fund, 0.68% for the 2045 Fund, 0.67% for the 2050 Fund, 0.68% for the 2055 Fund, 0.68% for the 2060 Fund and 0.60% for the 2065 Fund.

Expense examples

Six months ended May 31, 2021

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(12/1/20)	(5/31/21)	(12/1/20–5/31/21)		(12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,062.91	$2.67		$3.14
5% annual hypothetical return	1,000.00	1,022.34	2.62		3.07

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.52% for the Retirement Income Fund.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.61% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	17

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2021

All of the TIAA-CREF Lifecycle Funds produced strong double-digit gains and outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 17.43% for the Lifecycle Retirement Income Fund to 41.31% for the Lifecycle 2060 Fund. The performance tables show returns for all share classes of the funds.

For the twelve months, the margin of outperformance of the Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.52 of a percentage point for the 2060 Fund to 0.94 of a percentage point for the 2035 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Economic recovery drove stocks sharply higher

The U.S. economy grew at a robust pace during the period, staging a strong recovery from the impact of the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 33.4% during the third quarter of 2020, bouncing back from a steep contraction the previous three months. GDP expanded by 4.3% during the fourth quarter of 2020 and 6.4% during the first three months of 2021 (the latter according to the government’s “second” estimate). Unemployment declined steadily from 11.1% at the start of the period to 5.8% in May 2021. Core inflation, which includes all items except food and energy, rose by 3.8% over the twelve months ended May 31, 2021.

The Federal Reserve left the federal funds target rate unchanged over the twelve-month period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, climbed 43.91%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, advanced 44.08% in U.S.-dollar terms.

U.S. investment-grade bonds were generally hurt by rising long-term interest rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned -0.40% for the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 0.80%.

Stock funds generated largest gains

The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income,

18	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors. (Other than the Nuveen Dividend Value Fund, the Nuveen International Growth Fund and the Nuveen Santa Barbara Dividend Growth Fund, all funds mentioned below are TIAA-CREF Funds.)

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited from strong returns among domestic and international stocks, as well as more modest gains by fixed-income investments. Among domestic stock funds, the Quant Small-Cap Equity Fund delivered the highest return, followed closely by the Quant Small/Mid-Cap Equity Fund, the Large-Cap Value Fund and the Growth & Income Fund. Within the foreign equity category, the Emerging Markets Equity Fund performed best, followed by the International Equity Fund, the Quant International Small-Cap Equity Fund and the International Opportunities Fund. Among fixed-income funds, the Emerging Markets Debt Fund advanced most, followed by the High-Yield Fund and the Inflation-Linked Bond Fund. The Core Bond Fund and Core Plus Bond Fund also generated positive returns.

U.S. stock and global bond funds boosted relative performance

All of the Lifecycle Funds outperformed their composite benchmarks, primarily due to the performance of underlying funds investing in U.S. stocks and both foreign and domestic bonds. Among domestic equity funds, the Growth & Income Fund contributed most to relative performance, followed by the Large-Cap Growth Fund, while the Nuveen Santa Barbara Dividend Growth Fund detracted most. Among foreign stock funds, the International Equity Fund was the largest contributor to relative performance, followed by the Emerging Markets Equity Fund. Their impact was partially offset by the Nuveen International Growth Fund and the Quant International Equity Fund, both of which lagged their respective benchmarks.

Among fixed-income funds, the Core Bond Fund and the Core Plus Bond Fund both generated strong relative returns.

The Lifecycle Funds with larger stock allocations produced greater gains for the twelve-month period. For example, the 2050, 2055 and 2060 Funds, each of which seeks to invest at least 90% of its assets in equities, generated returns in excess of 40.0%. By comparison, the Retirement Income Fund, which invests about 35% of its assets in stocks, recorded the smallest gain for the period. (Performance of the Lifecycle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	19

Lifecycle Retirement Income Fund

Performance as of May 31, 2021

Lifecycle Retirement Income Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	11/30/07	17.67%	8.16%	6.71%		0.54%	0.37%
Advisor Class	12/4/15	17.57	8.09	6.56	†	0.63	0.47
Premier Class	9/30/09	17.51	7.98	6.54		0.69	0.52
Retirement Class	11/30/07	17.43	7.89	6.45		0.78	0.62
Retail Class	11/30/07	17.31	7.88	6.45		0.81	0.62
Lifecycle Retirement Income Fund Composite Index‡	—	16.84	8.24	6.67		—	—
Broad market index
S&P Target Date Retirement Income Index	—	11.69	6.36	5.27		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	25.35	24.50
International equity	11.02	10.50
Fixed income
Fixed income	39.84	40.00
Short-term fixed income	9.96	10.00
Inflation-protected assets	10.00	10.00
Direct real estate	3.73	5.00
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	21

Lifecycle 2010 Fund

Performance as of May 31, 2021

Lifecycle 2010 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	17.75%	8.35%	6.97%		0.52%	0.37%
Advisor Class	12/4/15	17.57	8.35	6.85	†	0.61	0.45
Premier Class	9/30/09	17.62	8.19	6.82		0.67	0.52
Retirement Class	10/15/04	17.45	8.09	6.71		0.77	0.62
Lifecycle 2010 Fund Composite Index‡	—	16.69	8.40	6.95		—	—
Broad market index
S&P Target Date 2010 Index	—	14.64	7.28	5.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 27.4% Russell 3000® Index; 11.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	24.94	24.15
International equity	10.84	10.35
Fixed income
Fixed income	39.83	40.00
Short-term fixed income	10.83	11.00
Inflation-protected assets	10.00	10.00
Direct real estate	3.42	4.50
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	23

Lifecycle 2015 Fund

Performance as of May 31, 2021

Lifecycle 2015 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	19.56%	8.94%	7.41%		0.52%	0.38%
Advisor Class	12/4/15	19.60	8.91	7.27	†	0.60	0.46
Premier Class	9/30/09	19.47	8.78	7.24		0.68	0.53
Retirement Class	10/15/04	19.34	8.68	7.14		0.77	0.63
Lifecycle 2015 Fund Composite Index‡	—	18.67	9.03	7.44		—	—
Broad market index
S&P Target Date 2015 Index	—	16.93	8.02	6.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2015 Fund Composite Index consisted of: 39.2% Bloomberg Barclays U.S. Aggregate Bond Index; 30.8% Russell 3000® Index; 13.2% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	28.22	27.30
International equity	12.24	11.70
Fixed income
Fixed income	39.01	39.20
Short-term fixed income	8.30	8.40
Inflation-protected assets	8.35	8.40
Direct real estate	3.75	5.00
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	25

Lifecycle 2020 Fund

Performance as of May 31, 2021

Lifecycle 2020 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	21.61%	9.63%	7.94%		0.53%	0.39%
Advisor Class	12/4/15	21.43	9.60	7.79	†	0.61	0.47
Premier Class	9/30/09	21.37	9.47	7.77		0.68	0.54
Retirement Class	10/15/04	21.27	9.38	7.67		0.78	0.64
Lifecycle 2020 Fund Composite Index‡	—	20.67	9.77	8.03		—	—
Broad market index
S&P Target Date 2020 Index	—	18.34	8.60	7.14		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2020 Fund Composite Index consisted of: 38.2% Bloomberg Barclays U.S. Aggregate Bond Index; 34.3% Russell 3000® Index; 14.7% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	31.70	30.80
International equity	13.76	13.20
Fixed income
Fixed income	38.00	38.20
Short-term fixed income	6.32	6.40
Inflation-protected assets	6.35	6.40
Direct real estate	3.73	5.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	27

Lifecycle 2025 Fund

Performance as of May 31, 2021

Lifecycle 2025 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	24.96%	10.61%	8.59%		0.55%	0.41%
Advisor Class	12/4/15	24.93	10.55	8.44	†	0.63	0.49
Premier Class	9/30/09	24.80	10.44	8.43		0.70	0.56
Retirement Class	10/15/04	24.64	10.33	8.32		0.80	0.66
Lifecycle 2025 Fund Composite Index‡	—	23.94	10.74	8.72		—	—
Broad market index
S&P Target Date 2025 Index	—	22.88	9.71	7.84		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2025 Fund Composite Index consisted of: 39.6% Russell 3000® Index; 34.7% Bloomberg Barclays U.S. Aggregate Bond Index; 16.9% MSCI All Country World Index ex USA Investable Market Index; 4.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	37.32	36.54
International equity	16.20	15.66
Fixed income
Fixed income	33.91	34.00
Short-term fixed income	4.35	4.40
Inflation-protected assets	4.35	4.40
Direct real estate	3.72	5.00
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	29

Lifecycle 2030 Fund

Performance as of May 31, 2021

Lifecycle 2030 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	28.49%	11.55%	9.21%		0.56%	0.42%
Advisor Class	12/4/15	28.41	11.51	9.06	†	0.64	0.50
Premier Class	9/30/09	28.35	11.39	9.06		0.71	0.57
Retirement Class	10/15/04	28.25	11.28	8.94		0.81	0.67
Lifecycle 2030 Fund Composite Index‡	—	27.39	11.72	9.41		—	—
Broad market index
S&P Target Date 2030 Index	—	27.24	10.69	8.48		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2030 Fund Composite Index consisted of: 45.2% Russell 3000® Index; 30.7% Bloomberg Barclays U.S. Aggregate Bond Index; 19.3% MSCI All Country World Index ex USA Investable Market Index; 2.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	43.42	42.84
International equity	18.82	18.36
Fixed income
Fixed income	29.15	29.00
Short-term fixed income	2.34	2.40
Inflation-protected assets	2.35	2.40
Direct real estate	3.72	5.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	31

Lifecycle 2035 Fund

Performance as of May 31, 2021

Lifecycle 2035 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	32.19%	12.50%		9.78%	0.58%	0.43%
Advisor Class	12/4/15	32.02	12.43	9.63	†	0.66	0.51
Premier Class	9/30/09	31.99	12.34	9.63		0.73	0.58
Retirement Class	10/15/04	31.86	12.22	9.51		0.83	0.68
Lifecycle 2035 Fund Composite Index‡	—	30.92	12.68	10.06		—	—
Broad market index
S&P Target Date 2035 Index	—	32.22	11.72	9.12		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2035 Fund Composite Index consisted of: 50.8% Russell 3000® Index; 26.7% Bloomberg Barclays U.S. Aggregate Bond Index; 21.7% MSCI All Country World Index ex USA Investable Market Index; 0.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	49.50	49.14
International equity	21.48	21.06
Fixed income
Fixed income	24.40	24.00
Short-term fixed income	0.34	0.40
Inflation-protected assets	0.36	0.40
Direct real estate	3.72	5.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	33

Lifecycle 2040 Fund

Performance as of May 31, 2021

Lifecycle 2040 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	1/17/07	35.87%	13.41%	10.32%		0.60%	0.44%
Advisor Class	12/4/15	35.84	13.36	10.17	†	0.68	0.52
Premier Class	9/30/09	35.81	13.23	10.16		0.75	0.59
Retirement Class	10/15/04	35.59	13.14	10.05		0.85	0.69
Lifecycle 2040 Fund Composite Index‡	—	34.73	13.63	10.64		—	—
Broad market index
S&P Target Date 2040 Index	—	35.70	12.43	9.56		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2040 Fund Composite Index consisted of: 56.4% Russell 3000® Index; 24.1% MSCI All Country World Index ex USA Investable Market Index; and 19.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	55.58	55.44
International equity	24.11	23.76
Fixed income	16.41	15.80
Direct real estate	3.72	5.00
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	35

Lifecycle 2045 Fund

Performance as of May 31, 2021

Lifecycle 2045 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	11/30/07	39.80%	14.09%		10.65%	0.61%	0.45%
Advisor Class	12/4/15	39.64	14.07	10.50	†	0.69	0.53
Premier Class	9/30/09	39.52	13.91	10.49		0.76	0.60
Retirement Class	11/30/07	39.38	13.81	10.37		0.86	0.70
Lifecycle 2045 Fund Composite Index‡	—	38.66	14.32	10.99		—	—
Broad market index
S&P Target Date 2045 Index	—	37.83	12.86	9.85		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2045 Fund Composite Index consisted of: 62.0% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; and 11.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	61.57	61.74
International equity	26.75	26.46
Fixed income	7.73	6.80
Direct real estate	3.71	5.00
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	37

Lifecycle 2050 Fund

Performance as of May 31, 2021

Lifecycle 2050 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	11/30/07	40.55%	14.27%	10.74%		0.62%	0.45%
Advisor Class	12/4/15	40.56	14.24	10.60	†	0.70	0.53
Premier Class	9/30/09	40.35	14.08	10.57		0.77	0.60
Retirement Class	11/30/07	40.27	13.98	10.46		0.87	0.70
Lifecycle 2050 Fund Composite Index‡	—	39.54	14.51	11.09		—	—
Broad market index
S&P Target Date 2050 Index	—	38.92	13.15	10.07		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2050 Fund Composite Index consisted of: 63.7% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 9.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

38	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	63.30	63.70
International equity	27.54	27.30
Fixed income	5.20	4.00
Direct real estate	3.71	5.00
Other assets & liabilities, net	0.25	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	39

Lifecycle 2055 Fund

Performance as of May 31, 2021

Lifecycle 2055 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	4/29/11	41.14%	14.37%	10.82%		0.64%	0.45%
Advisor Class	12/4/15	41.04	14.35	10.68	†	0.72	0.53
Premier Class	4/29/11	40.88	14.20	10.65		0.79	0.60
Retirement Class	4/29/11	40.80	14.09	10.55		0.89	0.70
Lifecycle 2055 Fund Composite Index‡	—	40.16	14.66	11.17		—	—
Broad market index
S&P Target Date 2055 Index	—	39.49	13.31	10.24		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2055 Fund Composite Index consisted of: 64.6% Russell 3000® Index; 27.7% MSCI All Country World Index ex USA Investable Market Index; and 7.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

40	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	64.16	64.58
International equity	27.89	27.67
Fixed income	3.97	2.75
Direct real estate	3.70	5.00
Other assets & liabilities, net	0.28	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	41

Lifecycle 2060 Fund

Performance as of May 31, 2021

Lifecycle 2060 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	9/26/14	41.61%	14.49%	11.28%		0.72%	0.45%
Advisor Class	12/4/15	41.50	14.45	11.21	†	0.80	0.53
Premier Class	9/26/14	41.44	14.34	11.12		0.87	0.60
Retirement Class	9/26/14	41.31	14.21	11.01		0.97	0.70
Lifecycle 2060 Fund Composite Index‡	—	40.79	14.80	11.50	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	39.42	13.45	10.50	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle 2060 Fund Composite Index consisted of: 65.5% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 6.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

42	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	64.90	65.45
International equity	28.24	28.05
Fixed income	2.75	1.50
Direct real estate	3.69	5.00
Other assets & liabilities, net	0.42	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	43

Lifecycle 2065 Fund

Performance as of May 31, 2021

Lifecycle 2065 Fund		Cumulative total return		Annual operating expenses*#
	Inception date	since inception		gross	net
Institutional Class	9/30/20	27.76%		3.94%	0.45%
Advisor Class	9/30/20	27.62		4.02	0.53
Premier Class	9/30/20	27.51		4.12	0.60
Retirement Class	9/30/20	27.38		4.23	0.70
Lifecycle 2065 Fund Composite Index‡	—	27.27	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	27.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
‡	As of the close of business on May 31, 2021, the Lifecycle 2065 Fund Composite Index consisted of: 66.4% Russell 3000® Index; 28.4% MSCI All Country World Index ex USA Investable Market Index; and 5.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

44	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2065 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2020)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	66.07	66.33
International equity	28.69	28.42
Fixed income	1.48	0.25
Direct real estate	3.72	5.00
Other assets & liabilities, net	0.04	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	45

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—3.7%
2,047,005	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–4/13/21; cost $21,643,175)		$22,742,229	3.7%
		TOTAL DIRECT REAL ESTATE		22,742,229	3.7
FIXED INCOME—39.8%
11,723,649		TIAA-CREF Core Bond Fund		125,911,988	20.7
7,233,749		TIAA-CREF Core Plus Bond Fund		78,920,204	12.9
1,275,093		TIAA-CREF Emerging Markets Debt Fund		13,018,696	2.1
1,263,316		TIAA-CREF High-Yield Fund		12,115,204	2.0
1,265,885		TIAA-CREF International Bond Fund		12,684,170	2.1
		TOTAL FIXED INCOME		242,650,262	39.8
INFLATION-PROTECTED ASSETS—10.0%
4,867,075		TIAA-CREF Inflation-Linked Bond Fund		60,887,103	10.0
		TOTAL INFLATION-PROTECTED ASSETS		60,887,103	10.0
INTERNATIONAL EQUITY—11.0%
244,582		Nuveen International Growth Fund		14,422,981	2.4
620,558		TIAA-CREF Emerging Markets Equity Fund		8,768,479	1.4
1,379,686		TIAA-CREF International Equity Fund		20,088,228	3.3
749,196		TIAA-CREF International Opportunities Fund		14,414,533	2.4
765,274		TIAA-CREF Quant International Small-Cap Equity Fund		9,443,481	1.5
		TOTAL INTERNATIONAL EQUITY		67,137,702	11.0
SHORT-TERM FIXED INCOME—10.0%
5,781,700		TIAA-CREF Short-Term Bond Fund		60,650,028	10.0
		TOTAL SHORT-TERM FIXED INCOME		60,650,028	10.0
U.S. EQUITY—25.4%
1,504,281		Nuveen Dividend Value Fund		24,444,566	4.0
411,040		Nuveen Santa Barbara Dividend Growth Fund		21,633,040	3.6
1,183,269		TIAA-CREF Growth & Income Fund		21,831,321	3.6
960,863		TIAA-CREF Large-Cap Growth Fund		23,666,058	3.9
449,420		TIAA-CREF Large-Cap Growth Index Fund		23,585,542	3.9
1,092,589		TIAA-CREF Large-Cap Value Fund		24,430,298	4.0
306,927		TIAA-CREF Quant Small-Cap Equity Fund		6,881,292	1.1
456,322		TIAA-CREF Quant Small/Mid-Cap Equity Fund		7,880,687	1.3
		TOTAL U.S. EQUITY		154,352,804	25.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $520,543,915)	608,420,128	99.9

		TOTAL PORTFOLIO	(Cost $520,543,915)	608,420,128	99.9
		OTHER ASSETS & LIABILITIES, NET		590,590	0.1
		NET ASSETS		$609,010,718	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $22,742,229 or 3.7% of net assets.

46	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—3.4%
3,952,796	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16–4/13/21; cost $41,267,598)		$43,915,568	3.4%
		TOTAL DIRECT REAL ESTATE		43,915,568	3.4
FIXED INCOME—39.8%
24,686,405		TIAA-CREF Core Bond Fund		265,131,993	20.7
15,238,339		TIAA-CREF Core Plus Bond Fund		166,250,283	12.9
2,685,362		TIAA-CREF Emerging Markets Debt Fund		27,417,546	2.1
2,658,215		TIAA-CREF High-Yield Fund		25,492,278	2.0
2,666,368		TIAA-CREF International Bond Fund		26,717,006	2.1
		TOTAL FIXED INCOME		511,009,106	39.8
INFLATION-PROTECTED ASSETS—10.0%
10,251,011		TIAA-CREF Inflation-Linked Bond Fund		128,240,143	10.0
		TOTAL INFLATION-PROTECTED ASSETS		128,240,143	10.0
INTERNATIONAL EQUITY—10.9%
506,689		Nuveen International Growth Fund		29,879,445	2.4
1,288,855		TIAA-CREF Emerging Markets Equity Fund		18,211,525	1.4
2,857,145		TIAA-CREF International Equity Fund		41,600,025	3.3
1,548,051		TIAA-CREF International Opportunities Fund		29,784,494	2.3
1,585,960		TIAA-CREF Quant International Small-Cap Equity Fund		19,570,744	1.5
		TOTAL INTERNATIONAL EQUITY		139,046,233	10.9
SHORT-TERM FIXED INCOME—10.8%
13,239,100		TIAA-CREF Short-Term Bond Fund		138,878,161	10.8
		TOTAL SHORT-TERM FIXED INCOME		138,878,161	10.8
U.S. EQUITY—25.0%
3,121,652		Nuveen Dividend Value Fund		50,726,852	4.0
852,072		Nuveen Santa Barbara Dividend Growth Fund		44,844,531	3.5
2,452,843		TIAA-CREF Growth & Income Fund		45,254,956	3.5
1,989,240		TIAA-CREF Large-Cap Growth Fund		48,994,974	3.8
930,905		TIAA-CREF Large-Cap Growth Index Fund		48,853,882	3.8
2,265,305		TIAA-CREF Large-Cap Value Fund		50,652,227	4.0
636,435		TIAA-CREF Quant Small-Cap Equity Fund		14,268,876	1.1
947,125		TIAA-CREF Quant Small/Mid-Cap Equity Fund		16,356,847	1.3
		TOTAL U.S. EQUITY		319,953,145	25.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,070,589,647)	1,281,042,356	99.9

		TOTAL PORTFOLIO	(Cost $1,070,589,647)	1,281,042,356	99.9
		OTHER ASSETS & LIABILITIES, NET		1,916,908	0.1
		NET ASSETS		$1,282,959,264	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $43,915,568 or 3.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	47

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—3.8%
6,171,039	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–4/13/21; cost $65,035,725)		$68,560,246	3.8%
		TOTAL DIRECT REAL ESTATE		68,560,246	3.8
FIXED INCOME—39.0%
34,568,639		TIAA-CREF Core Bond Fund		371,267,182	20.2
21,346,011		TIAA-CREF Core Plus Bond Fund		232,884,983	12.7
3,775,949		TIAA-CREF Emerging Markets Debt Fund		38,552,440	2.1
3,725,975		TIAA-CREF High-Yield Fund		35,732,102	2.0
3,735,187		TIAA-CREF International Bond Fund		37,426,571	2.0
		TOTAL FIXED INCOME		715,863,278	39.0
INFLATION-PROTECTED ASSETS—8.4%
12,246,524		TIAA-CREF Inflation-Linked Bond Fund		153,204,019	8.4
		TOTAL INFLATION-PROTECTED ASSETS		153,204,019	8.4
INTERNATIONAL EQUITY—12.2%
817,508		Nuveen International Growth Fund		48,208,431	2.6
2,087,358		TIAA-CREF Emerging Markets Equity Fund		29,494,373	1.6
4,612,208		TIAA-CREF International Equity Fund		67,153,753	3.7
2,496,450		TIAA-CREF International Opportunities Fund		48,031,689	2.6
2,563,080		TIAA-CREF Quant International Small-Cap Equity Fund		31,628,406	1.7
		TOTAL INTERNATIONAL EQUITY		224,516,652	12.2
SHORT-TERM FIXED INCOME—8.3%
14,532,912		TIAA-CREF Short-Term Bond Fund		152,450,243	8.3
		TOTAL SHORT-TERM FIXED INCOME		152,450,243	8.3
U.S. EQUITY—28.2%
5,047,163		Nuveen Dividend Value Fund		82,016,394	4.5
1,380,129		Nuveen Santa Barbara Dividend Growth Fund		72,636,185	4.0
3,970,846		TIAA-CREF Growth & Income Fund		73,262,115	4.0
3,217,925		TIAA-CREF Large-Cap Growth Fund		79,257,488	4.3
1,507,308		TIAA-CREF Large-Cap Growth Index Fund		79,103,505	4.3
3,667,085		TIAA-CREF Large-Cap Value Fund		81,996,023	4.5
1,029,930		TIAA-CREF Quant Small-Cap Equity Fund		23,091,025	1.2
1,535,233		TIAA-CREF Quant Small/Mid-Cap Equity Fund		26,513,467	1.4
		TOTAL U.S. EQUITY		517,876,202	28.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,594,655,701)	1,832,470,640	99.9

		TOTAL PORTFOLIO	(Cost $1,594,655,701)	1,832,470,640	99.9
		OTHER ASSETS & LIABILITIES, NET		2,430,094	0.1
		NET ASSETS		$1,834,900,734	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $68,560,246 or 3.8% of net assets.

48	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—3.7%
13,308,668	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–4/13/21; cost $140,609,020)		$147,859,298	3.7%
		TOTAL DIRECT REAL ESTATE		147,859,298	3.7
FIXED INCOME—38.0%
72,645,329		TIAA-CREF Core Bond Fund		780,210,833	19.7
44,870,965		TIAA-CREF Core Plus Bond Fund		489,542,233	12.4
7,981,111		TIAA-CREF Emerging Markets Debt Fund		81,487,147	2.0
7,828,888		TIAA-CREF High-Yield Fund		75,079,034	1.9
7,842,801		TIAA-CREF International Bond Fund		78,584,864	2.0
		TOTAL FIXED INCOME		1,504,904,111	38.0
INFLATION-PROTECTED ASSETS—6.4%
20,082,472		TIAA-CREF Inflation-Linked Bond Fund		251,231,727	6.4
		TOTAL INFLATION-PROTECTED ASSETS		251,231,727	6.4
INTERNATIONAL EQUITY—13.8%
1,983,649		Nuveen International Growth Fund		116,975,755	3.0
5,064,990		TIAA-CREF Emerging Markets Equity Fund		71,568,309	1.8
11,193,458		TIAA-CREF International Equity Fund		162,976,748	4.1
6,065,202		TIAA-CREF International Opportunities Fund		116,694,493	3.0
6,215,970		TIAA-CREF Quant International Small-Cap Equity Fund		76,705,068	1.9
		TOTAL INTERNATIONAL EQUITY		544,920,373	13.8
SHORT-TERM FIXED INCOME—6.3%
23,845,426		TIAA-CREF Short-Term Bond Fund		250,138,520	6.3
		TOTAL SHORT-TERM FIXED INCOME		250,138,520	6.3
U.S. EQUITY—31.7%
12,229,804		Nuveen Dividend Value Fund		198,734,317	5.0
3,348,523		Nuveen Santa Barbara Dividend Growth Fund		176,232,787	4.5
9,627,206		TIAA-CREF Growth & Income Fund		177,621,950	4.5
7,790,852		TIAA-CREF Large-Cap Growth Fund		191,888,674	4.9
3,652,810		TIAA-CREF Large-Cap Growth Index Fund		191,699,478	4.8
8,894,972		TIAA-CREF Large-Cap Value Fund		198,891,564	5.0
2,497,020		TIAA-CREF Quant Small-Cap Equity Fund		55,983,198	1.4
3,719,816		TIAA-CREF Quant Small/Mid-Cap Equity Fund		64,241,222	1.6
		TOTAL U.S. EQUITY		1,255,293,190	31.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,391,098,809)	3,954,347,219	99.9

		TOTAL PORTFOLIO	(Cost $3,391,098,809)	3,954,347,219	99.9
		OTHER ASSETS & LIABILITIES, NET		5,606,558	0.1
		NET ASSETS		$3,959,953,777	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $147,859,298 or 3.7% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	49

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—3.7%
18,327,433	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/12/21; cost $194,822,771)		$203,617,781	3.7%
		TOTAL DIRECT REAL ESTATE		203,617,781	3.7
FIXED INCOME—33.9%
89,351,444		TIAA-CREF Core Bond Fund		959,634,504	17.5
55,229,513		TIAA-CREF Core Plus Bond Fund		602,553,985	11.0
9,962,370		TIAA-CREF Emerging Markets Debt Fund		101,715,793	1.9
9,625,193		TIAA-CREF High-Yield Fund		92,305,596	1.7
9,650,510		TIAA-CREF International Bond Fund		96,698,108	1.8
		TOTAL FIXED INCOME		1,852,907,986	33.9
INFLATION-PROTECTED ASSETS—4.4%
18,985,052		TIAA-CREF Inflation-Linked Bond Fund		237,502,998	4.4
		TOTAL INFLATION-PROTECTED ASSETS		237,502,998	4.4
INTERNATIONAL EQUITY—16.2%
3,215,707		Nuveen International Growth Fund		189,630,242	3.5
8,241,103		TIAA-CREF Emerging Markets Equity Fund		116,446,785	2.1
18,219,822		TIAA-CREF International Equity Fund		265,280,616	4.8
9,851,164		TIAA-CREF International Opportunities Fund		189,536,388	3.5
10,112,300		TIAA-CREF Quant International Small-Cap Equity Fund		124,785,786	2.3
		TOTAL INTERNATIONAL EQUITY		885,679,817	16.2
SHORT-TERM FIXED INCOME—4.3%
22,555,019		TIAA-CREF Short-Term Bond Fund		236,602,151	4.3
		TOTAL SHORT-TERM FIXED INCOME		236,602,151	4.3
U.S. EQUITY—37.4%
19,895,965		Nuveen Dividend Value Fund		323,309,436	5.9
5,462,971		Nuveen Santa Barbara Dividend Growth Fund		287,516,169	5.3
15,624,366		TIAA-CREF Growth & Income Fund		288,269,562	5.3
12,667,978		TIAA-CREF Large-Cap Growth Fund		312,012,310	5.7
5,932,942		TIAA-CREF Large-Cap Growth Index Fund		311,360,793	5.7
14,421,131		TIAA-CREF Large-Cap Value Fund		322,456,486	5.9
4,058,028		TIAA-CREF Quant Small-Cap Equity Fund		90,980,983	1.7
6,042,135		TIAA-CREF Quant Small/Mid-Cap Equity Fund		104,347,663	1.9
		TOTAL U.S. EQUITY		2,040,253,402	37.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,599,058,560)	5,456,564,135	99.9

		TOTAL PORTFOLIO	(Cost $4,599,058,560)	5,456,564,135	99.9
		OTHER ASSETS & LIABILITIES, NET		8,003,422	0.1
		NET ASSETS		$5,464,567,557	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $203,617,781 or 3.7% of net assets.

50	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.7%
19,562,420	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/12/21; cost $208,754,299)		$217,338,488	3.7%
		TOTAL DIRECT REAL ESTATE		217,338,488	3.7
FIXED INCOME—29.2%
81,885,408		TIAA-CREF Core Bond Fund		879,449,285	15.1
50,756,152		TIAA-CREF Core Plus Bond Fund		553,749,615	9.5
9,334,035		TIAA-CREF Emerging Markets Debt Fund		95,300,493	1.6
8,857,685		TIAA-CREF High-Yield Fund		84,945,200	1.5
8,878,823		TIAA-CREF International Bond Fund		88,965,810	1.5
		TOTAL FIXED INCOME		1,702,410,403	29.2
INFLATION-PROTECTED ASSETS—2.4%
10,954,242		TIAA-CREF Inflation-Linked Bond Fund		137,037,572	2.4
		TOTAL INFLATION-PROTECTED ASSETS		137,037,572	2.4
INTERNATIONAL EQUITY—18.8%
4,006,883		Nuveen International Growth Fund		236,285,904	4.0
10,216,057		TIAA-CREF Emerging Markets Equity Fund		144,352,884	2.5
22,601,712		TIAA-CREF International Equity Fund		329,080,932	5.6
12,230,734		TIAA-CREF International Opportunities Fund		235,319,324	4.0
12,526,930		TIAA-CREF Quant International Small-Cap Equity Fund		154,582,319	2.7
		TOTAL INTERNATIONAL EQUITY		1,099,621,363	18.8
SHORT-TERM FIXED INCOME—2.3%
13,007,824		TIAA-CREF Short-Term Bond Fund		136,452,076	2.3
		TOTAL SHORT-TERM FIXED INCOME		136,452,076	2.3
U.S. EQUITY—43.4%
24,764,614		Nuveen Dividend Value Fund		402,424,985	6.9
6,785,418		Nuveen Santa Barbara Dividend Growth Fund		357,116,544	6.1
19,404,110		TIAA-CREF Growth & Income Fund		358,005,834	6.1
15,730,707		TIAA-CREF Large-Cap Growth Fund		387,447,316	6.6
7,381,826		TIAA-CREF Large-Cap Growth Index Fund		387,398,235	6.6
17,941,610		TIAA-CREF Large-Cap Value Fund		401,174,390	6.9
5,045,684		TIAA-CREF Quant Small-Cap Equity Fund		113,124,228	2.0
7,530,311		TIAA-CREF Quant Small/Mid-Cap Equity Fund		130,048,477	2.2
		TOTAL U.S. EQUITY		2,536,740,009	43.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,814,322,344)	5,829,599,911	99.8

		TOTAL PORTFOLIO	(Cost $4,814,322,344)	5,829,599,911	99.8
		OTHER ASSETS & LIABILITIES, NET		11,784,500	0.2
		NET ASSETS		$5,841,384,411	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $217,338,488 or 3.7% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	51

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.7%
20,160,819	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/26/21; cost $215,213,192)		$223,986,695	3.7%
		TOTAL DIRECT REAL ESTATE		223,986,695	3.7
FIXED INCOME—24.4%
70,490,686		TIAA-CREF Core Bond Fund		757,069,968	12.6
43,817,724		TIAA-CREF Core Plus Bond Fund		478,051,365	7.9
8,282,124		TIAA-CREF Emerging Markets Debt Fund		84,560,486	1.4
7,646,308		TIAA-CREF High-Yield Fund		73,328,098	1.2
7,665,452		TIAA-CREF International Bond Fund		76,807,826	1.3
		TOTAL FIXED INCOME		1,469,817,743	24.4
INFLATION-PROTECTED ASSETS—0.4%
1,686,114		TIAA-CREF Inflation-Linked Bond Fund		21,093,288	0.4
		TOTAL INFLATION-PROTECTED ASSETS		21,093,288	0.4
INTERNATIONAL EQUITY—21.5%
4,721,984		Nuveen International Growth Fund		278,455,419	4.6
12,019,413		TIAA-CREF Emerging Markets Equity Fund		169,834,312	2.8
26,571,651		TIAA-CREF International Equity Fund		386,883,242	6.5
14,414,168		TIAA-CREF International Opportunities Fund		277,328,594	4.6
14,702,476		TIAA-CREF Quant International Small-Cap Equity Fund		181,428,549	3.0
		TOTAL INTERNATIONAL EQUITY		1,293,930,116	21.5
SHORT-TERM FIXED INCOME—0.3%
2,001,395		TIAA-CREF Short-Term Bond Fund		20,994,636	0.3
		TOTAL SHORT-TERM FIXED INCOME		20,994,636	0.3
U.S. EQUITY—49.5%
29,125,390		Nuveen Dividend Value Fund		473,287,592	7.9
7,953,895		Nuveen Santa Barbara Dividend Growth Fund		418,613,470	6.9
22,800,928		TIAA-CREF Growth & Income Fund		420,677,129	7.0
18,492,518		TIAA-CREF Large-Cap Growth Fund		455,470,724	7.6
8,675,950		TIAA-CREF Large-Cap Growth Index Fund		455,313,843	7.6
21,091,268		TIAA-CREF Large-Cap Value Fund		471,600,744	7.8
5,930,378		TIAA-CREF Quant Small-Cap Equity Fund		132,959,083	2.2
8,856,568		TIAA-CREF Quant Small/Mid-Cap Equity Fund		152,952,936	2.5
		TOTAL U.S. EQUITY		2,980,875,521	49.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,849,476,569)	6,010,697,999	99.8

		TOTAL PORTFOLIO	(Cost $4,849,476,569)	6,010,697,999	99.8
		OTHER ASSETS & LIABILITIES, NET		12,027,688	0.2
		NET ASSETS		$6,022,725,687	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $223,986,695 or 3.7% of net assets.

52	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.7%
23,900,638	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/26/21; cost $254,391,689)		$265,536,087	3.7%
		TOTAL DIRECT REAL ESTATE		265,536,087	3.7
FIXED INCOME—16.4%
55,683,847		TIAA-CREF Core Bond Fund		598,044,518	8.4
34,962,104		TIAA-CREF Core Plus Bond Fund		381,436,559	5.3
7,175,380		TIAA-CREF Emerging Markets Debt Fund		73,260,635	1.0
6,100,907		TIAA-CREF High-Yield Fund		58,507,699	0.8
6,116,305		TIAA-CREF International Bond Fund		61,285,376	0.9
		TOTAL FIXED INCOME		1,172,534,787	16.4
INTERNATIONAL EQUITY—24.1%
6,298,368		Nuveen International Growth Fund		371,414,771	5.2
16,005,219		TIAA-CREF Emerging Markets Equity Fund		226,153,739	3.2
35,420,215		TIAA-CREF International Equity Fund		515,718,337	7.2
19,126,508		TIAA-CREF International Opportunities Fund		367,994,023	5.1
19,589,414		TIAA-CREF Quant International Small-Cap Equity Fund		241,733,372	3.4
		TOTAL INTERNATIONAL EQUITY		1,723,014,242	24.1
U.S. EQUITY—55.6%
38,713,969		Nuveen Dividend Value Fund		629,101,989	8.8
10,582,421		Nuveen Santa Barbara Dividend Growth Fund		556,952,799	7.8
30,393,944		TIAA-CREF Growth & Income Fund		560,768,260	7.8
24,633,697		TIAA-CREF Large-Cap Growth Fund		606,727,949	8.5
11,563,791		TIAA-CREF Large-Cap Growth Index Fund		606,867,748	8.5
28,144,756		TIAA-CREF Large-Cap Value Fund		629,316,745	8.8
7,890,515		TIAA-CREF Quant Small-Cap Equity Fund		176,905,346	2.5
11,819,927		TIAA-CREF Quant Small/Mid-Cap Equity Fund		204,130,141	2.9
		TOTAL U.S. EQUITY		3,970,770,977	55.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $5,613,891,658)	7,131,856,093	99.8

		TOTAL PORTFOLIO	(Cost $5,613,891,658)	7,131,856,093	99.8
		OTHER ASSETS & LIABILITIES, NET		13,149,049	0.2
		NET ASSETS		$7,145,005,142	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $265,536,087 or 3.7% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	53

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.7%
15,512,823	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/26/21; cost $166,230,526)		$172,347,468	3.7%
		TOTAL DIRECT REAL ESTATE		172,347,468	3.7
FIXED INCOME—7.7%
16,511,302		TIAA-CREF Core Bond Fund		177,331,385	3.8
10,704,449		TIAA-CREF Core Plus Bond Fund		116,785,542	2.5
2,799,340		TIAA-CREF Emerging Markets Debt Fund		28,581,265	0.6
1,867,914		TIAA-CREF High-Yield Fund		17,913,290	0.4
1,872,738		TIAA-CREF International Bond Fund		18,764,837	0.4
		TOTAL FIXED INCOME		359,376,319	7.7
INTERNATIONAL EQUITY—26.8%
4,537,499		Nuveen International Growth Fund		267,576,315	5.8
11,577,954		TIAA-CREF Emerging Markets Equity Fund		163,596,497	3.5
25,517,218		TIAA-CREF International Equity Fund		371,530,698	8.0
13,840,640		TIAA-CREF International Opportunities Fund		266,293,919	5.7
14,101,440		TIAA-CREF Quant International Small-Cap Equity Fund		174,011,770	3.8
		TOTAL INTERNATIONAL EQUITY		1,243,009,199	26.8
U.S. EQUITY—61.6%
27,936,127		Nuveen Dividend Value Fund		453,962,068	9.8
7,621,644		Nuveen Santa Barbara Dividend Growth Fund		401,127,110	8.6
21,862,954		TIAA-CREF Growth & Income Fund		403,371,499	8.7
17,765,165		TIAA-CREF Large-Cap Growth Fund		437,556,011	9.4
8,320,033		TIAA-CREF Large-Cap Growth Index Fund		436,635,340	9.4
20,254,490		TIAA-CREF Large-Cap Value Fund		452,890,386	9.7
5,699,662		TIAA-CREF Quant Small-Cap Equity Fund		127,786,413	2.8
8,537,738		TIAA-CREF Quant Small/Mid-Cap Equity Fund		147,446,729	3.2
		TOTAL U.S. EQUITY		2,860,775,556	61.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,518,643,606)	4,635,508,542	99.8

		TOTAL PORTFOLIO	(Cost $3,518,643,606)	4,635,508,542	99.8
		OTHER ASSETS & LIABILITIES, NET		11,041,328	0.2
		NET ASSETS		$4,646,549,870	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $172,347,468 or 3.7% of net assets.

54	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.7%
11,285,019	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/26/21; cost $121,335,792)		$125,376,563	3.7%
		TOTAL DIRECT REAL ESTATE		125,376,563	3.7
FIXED INCOME—5.2%
7,819,691		TIAA-CREF Core Bond Fund		83,983,479	2.5
5,246,145		TIAA-CREF Core Plus Bond Fund		57,235,438	1.7
1,641,030		TIAA-CREF Emerging Markets Debt Fund		16,754,916	0.5
916,665		TIAA-CREF High-Yield Fund		8,790,817	0.2
917,689		TIAA-CREF International Bond Fund		9,195,242	0.3
		TOTAL FIXED INCOME		175,959,892	5.2
INTERNATIONAL EQUITY—27.5%
3,392,825		Nuveen International Growth Fund		200,074,884	5.9
8,682,778		TIAA-CREF Emerging Markets Equity Fund		122,687,657	3.6
19,093,861		TIAA-CREF International Equity Fund		278,006,623	8.2
10,405,746		TIAA-CREF International Opportunities Fund		200,206,561	5.9
10,564,555		TIAA-CREF Quant International Small-Cap Equity Fund		130,366,607	3.9
		TOTAL INTERNATIONAL EQUITY		931,342,332	27.5
U.S. EQUITY—63.3%
20,857,118		Nuveen Dividend Value Fund		338,928,175	10.0
5,728,757		Nuveen Santa Barbara Dividend Growth Fund		301,504,465	8.9
16,351,622		TIAA-CREF Growth & Income Fund		301,687,420	8.9
13,313,083		TIAA-CREF Large-Cap Growth Fund		327,901,227	9.7
6,222,413		TIAA-CREF Large-Cap Growth Index Fund		326,552,258	9.7
15,150,312		TIAA-CREF Large-Cap Value Fund		338,760,968	10.0
4,262,811		TIAA-CREF Quant Small-Cap Equity Fund		95,572,233	2.8
6,379,607		TIAA-CREF Quant Small/Mid-Cap Equity Fund		110,175,816	3.3
		TOTAL U.S. EQUITY		2,141,082,562	63.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,574,255,857)	3,373,761,349	99.7

		TOTAL PORTFOLIO	(Cost $2,574,255,857)	3,373,761,349	99.7
		OTHER ASSETS & LIABILITIES, NET		8,603,793	0.3
		NET ASSETS		$3,382,365,142	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $125,376,563 or 3.7% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	55

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—3.7%
4,745,636	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/26/21; cost $51,485,583)		$52,724,015	3.7%
		TOTAL DIRECT REAL ESTATE		52,724,015	3.7
FIXED INCOME—4.0%
2,432,033		TIAA-CREF Core Bond Fund		26,120,033	1.8
1,683,997		TIAA-CREF Core Plus Bond Fund		18,372,405	1.3
608,901		TIAA-CREF Emerging Markets Debt Fund		6,216,882	0.5
294,241		TIAA-CREF High-Yield Fund		2,821,772	0.2
294,569		TIAA-CREF International Bond Fund		2,951,583	0.2
		TOTAL FIXED INCOME		56,482,675	4.0
INTERNATIONAL EQUITY—27.9%
1,447,352		Nuveen International Growth Fund		85,350,362	6.0
3,697,637		TIAA-CREF Emerging Markets Equity Fund		52,247,617	3.7
8,147,305		TIAA-CREF International Equity Fund		118,624,755	8.3
4,426,275		TIAA-CREF International Opportunities Fund		85,161,535	6.0
4,503,890		TIAA-CREF Quant International Small-Cap Equity Fund		55,578,001	3.9
		TOTAL INTERNATIONAL EQUITY		396,962,270	27.9
U.S. EQUITY—64.1%
8,900,781		Nuveen Dividend Value Fund		144,637,686	10.2
2,443,337		Nuveen Santa Barbara Dividend Growth Fund		128,592,824	9.0
6,974,049		TIAA-CREF Growth & Income Fund		128,671,201	9.0
5,680,114		TIAA-CREF Large-Cap Growth Fund		139,901,196	9.8
2,653,736		TIAA-CREF Large-Cap Growth Index Fund		139,268,054	9.8
6,455,848		TIAA-CREF Large-Cap Value Fund		144,352,754	10.1
1,819,129		TIAA-CREF Quant Small-Cap Equity Fund		40,784,872	2.9
2,715,386		TIAA-CREF Quant Small/Mid-Cap Equity Fund		46,894,709	3.3
		TOTAL U.S. EQUITY		913,103,296	64.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,114,022,230)	1,419,272,256	99.7

		TOTAL PORTFOLIO	(Cost $1,114,022,230)	1,419,272,256	99.7
		OTHER ASSETS & LIABILITIES, NET		4,030,850	0.3
		NET ASSETS		$1,423,303,106	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $52,724,015 or 3.7% of net assets.

56	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2060 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
DIRECT REAL ESTATE—3.7%
1,319,118	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/26/21; cost $14,410,712)		$14,655,401	3.7%
		TOTAL DIRECT REAL ESTATE		14,655,401	3.7
FIXED INCOME—2.8%
439,102		TIAA-CREF Core Bond Fund		4,715,956	1.2
323,623		TIAA-CREF Core Plus Bond Fund		3,530,732	0.9
146,833		TIAA-CREF Emerging Markets Debt Fund		1,499,162	0.4
56,543		TIAA-CREF High-Yield Fund		542,246	0.1
56,606		TIAA-CREF International Bond Fund		567,194	0.2
		TOTAL FIXED INCOME		10,855,290	2.8
INTERNATIONAL EQUITY—28.2%
407,690		Nuveen International Growth Fund		24,041,485	6.0
1,043,611		TIAA-CREF Emerging Markets Equity Fund		14,746,218	3.7
2,295,168		TIAA-CREF International Equity Fund		33,417,648	8.4
1,250,518		TIAA-CREF International Opportunities Fund		24,059,959	6.1
1,277,724		TIAA-CREF Quant International Small-Cap Equity Fund		15,767,115	4.0
		TOTAL INTERNATIONAL EQUITY		112,032,425	28.2
U.S. EQUITY—64.9%
2,509,286		Nuveen Dividend Value Fund		40,775,890	10.3
689,189		Nuveen Santa Barbara Dividend Growth Fund		36,272,001	9.1
1,971,438		TIAA-CREF Growth & Income Fund		36,373,039	9.2
1,603,064		TIAA-CREF Large-Cap Growth Fund		39,483,473	9.9
747,033		TIAA-CREF Large-Cap Growth Index Fund		39,204,294	9.9
1,822,667		TIAA-CREF Large-Cap Value Fund		40,754,826	10.3
513,224		TIAA-CREF Quant Small-Cap Equity Fund		11,506,473	2.9
763,800		TIAA-CREF Quant Small/Mid-Cap Equity Fund		13,190,831	3.3
		TOTAL U.S. EQUITY		257,560,827	64.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $321,949,338)	395,103,943	99.6

		TOTAL PORTFOLIO	(Cost $321,949,338)	395,103,943	99.6
		OTHER ASSETS & LIABILITIES, NET		1,673,334	0.4
		NET ASSETS		$396,777,277	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $14,655,401 or 3.7% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	57

Portfolio of investments

Lifecycle 2065 Fund  ■  May 31, 2021

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
DIRECT REAL ESTATE—3.7%
23,348	[b]	TIAA-CREF Real Property Fund LP (purchased 9/30/20–5/26/21; cost $251,135)		$259,395	3.7%
		TOTAL DIRECT REAL ESTATE		259,395	3.7
FIXED INCOME—1.5%
4,351		TIAA-CREF Core Bond Fund		46,725	0.7
3,082		TIAA-CREF Core Plus Bond Fund		33,621	0.5
1,160		TIAA-CREF Emerging Markets Debt Fund		11,842	0.1
539		TIAA-CREF High-Yield Fund		5,168	0.1
533		TIAA-CREF International Bond Fund		5,339	0.1
		TOTAL FIXED INCOME		102,695	1.5
INTERNATIONAL EQUITY—28.7%
7,290		Nuveen International Growth Fund		429,907	6.2
18,630		TIAA-CREF Emerging Markets Equity Fund		263,240	3.8
40,923		TIAA-CREF International Equity Fund		595,838	8.5
22,317		TIAA-CREF International Opportunities Fund		429,385	6.2
22,731		TIAA-CREF Quant International Small-Cap Equity Fund		280,495	4.0
		TOTAL INTERNATIONAL EQUITY		1,998,865	28.7
U.S. EQUITY—66.1%
44,891		Nuveen Dividend Value Fund		729,483	10.5
12,325		Nuveen Santa Barbara Dividend Growth Fund		648,640	9.3
35,284		TIAA-CREF Growth & Income Fund		650,986	9.3
28,583		TIAA-CREF Large-Cap Growth Fund		704,007	10.1
13,368		TIAA-CREF Large-Cap Growth Index Fund		701,566	10.1
32,561		TIAA-CREF Large-Cap Value Fund		728,068	10.4
9,169		TIAA-CREF Quant Small-Cap Equity Fund		205,562	3.0
13,639		TIAA-CREF Quant Small/Mid-Cap Equity Fund		235,542	3.4
		TOTAL U.S. EQUITY		4,603,854	66.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $5,946,904)	6,964,809	100.0

		TOTAL PORTFOLIO	(Cost $5,946,904)	6,964,809	100.0
		OTHER ASSETS & LIABILITIES, NET		3,186	0.0
		NET ASSETS		$6,967,995	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 5/31/21, the total value of this security amounted to $259,395 or 3.7% of net assets.

58	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	59

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2021

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
ASSETS
Affiliated investments, at value‡	$608,420,128	$1,281,042,356	$1,832,470,640	$3,954,347,219	$5,456,564,135	$5,829,599,911
Cash	568,443	809,878	—	2,663,752	6,661,924	8,289,405
Receivable from securities transactions	1,055,949	2,347,174	4,219,732	7,555,769	11,589,586	13,766,793
Receivable from Fund shares sold	379,705	993,319	983,667	2,555,050	4,610,069	7,261,013
Dividends receivable	538,353	1,150,994	1,552,637	3,151,753	3,754,249	3,321,394
Due from affiliates	82,894	143,978	204,038	432,516	589,893	636,113
Other	37,171	114,531	170,678	282,440	307,687	302,107
Total assets	611,082,643	1,286,602,230	1,839,601,392	3,970,988,499	5,484,077,543	5,863,176,736
LIABILITIES
Management fees payable	192,828	407,286	585,853	1,268,756	1,752,865	1,878,167
Service agreement fees payable	42,371	77,850	105,777	209,424	256,781	263,246
Distribution fees payable	32,763	9,843	14,611	32,077	42,391	46,480
Due to affiliates	5,227	5,398	6,136	8,991	10,609	10,912
Overdraft payable	—	—	673,303	—	—	—
Payable for securities transactions	1,497,540	2,891,085	3,078,386	9,020,945	16,075,428	19,131,582
Payable for Fund shares redeemed	237,023	100,446	16,308	116,709	939,219	23,680
Payable for trustee compensation	37,503	115,248	171,687	284,616	310,584	305,153
Accrued expenses and other payables	26,670	35,810	48,597	93,204	122,109	133,105
Total liabilities	2,071,925	3,642,966	4,700,658	11,034,722	19,509,986	21,792,325
NET ASSETS	$609,010,718	$1,282,959,264	$1,834,900,734	$3,959,953,777	$5,464,567,557	$5,841,384,411
NET ASSETS CONSIST OF:
Paid-in-capital	$506,036,440	$1,030,075,365	$1,547,064,736	$3,265,140,567	$4,406,910,490	$4,589,430,887
Total distributable earnings (loss)	102,974,278	252,883,899	287,835,998	694,813,210	1,057,657,067	1,251,953,524
NET ASSETS	$609,010,718	$1,282,959,264	$1,834,900,734	$3,959,953,777	$5,464,567,557	$5,841,384,411
INSTITUTIONAL CLASS:
Net assets	$244,923,329	$836,684,007	$1,217,691,110	$2,712,681,295	$3,909,832,580	$4,216,718,318
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,118,960	68,587,801	112,597,638	240,902,593	332,543,779	350,956,500
Net asset value per share	$12.81	$12.20	$10.81	$11.26	$11.76	$12.01

ADVISOR CLASS:
Net assets	$596,026	$164,359	$255,031	$726,407	$552,617	$519,906
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	46,528	13,445	23,602	64,548	47,026	43,275
Net asset value per share	$12.81	$12.22	$10.81	$11.25	$11.75	$12.01
PREMIER CLASS:
Net assets	$19,161,380	$77,845,066	$116,117,054	$252,875,609	$336,772,916	$369,689,844
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,496,663	6,398,256	10,788,574	22,522,355	28,785,551	30,942,655
Net asset value per share	$12.80	$12.17	$10.76	$11.23	$11.70	$11.95
RETIREMENT CLASS:
Net assets	$200,299,639	$368,265,832	$500,837,539	$993,670,466	$1,217,409,444	$1,254,456,343
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,676,326	24,882,906	36,243,482	67,252,519	77,903,848	76,676,475
Net asset value per share	$12.78	$14.80	$13.82	$14.78	$15.63	$16.36
RETAIL CLASS:
Net assets	$144,030,344	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,260,491	—	—	—	—	—
Net asset value per share	$12.79	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$520,543,915	$1,070,589,647	$1,594,655,701	$3,391,098,809	$4,599,058,560	$4,814,322,344

60	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	61

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds ■ May 31, 2021

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
ASSETS
Affiliated investments, at value‡	$6,010,697,999	$7,131,856,093	$4,635,508,542	$3,373,761,349	$1,419,272,256	$395,103,943	$6,964,809
Cash	6,699,677	8,188,284	6,184,441	5,140,231	2,619,132	1,066,568	—
Receivable from securities transactions	17,390,458	21,187,032	15,997,041	11,567,245	4,682,196	1,265,153	25,228
Receivable from Fund shares sold	7,682,497	7,900,982	7,654,449	6,178,708	3,077,815	1,436,584	5,477
Dividends receivable	2,719,066	2,128,731	635,499	307,634	96,782	17,941	177
Due from affiliates	705,186	886,626	574,783	451,885	205,482	65,930	16,354
Other	304,949	384,738	165,386	106,019	30,792	5,235	23
Total assets	6,046,199,832	7,172,532,486	4,666,720,141	3,397,513,071	1,429,984,455	398,961,354	7,012,068
LIABILITIES
Management fees payable	1,944,837	2,303,767	1,489,587	1,082,023	453,996	125,463	2,209
Service agreement fees payable	242,940	292,016	162,979	114,839	49,513	13,222	44
Distribution fees payable	49,690	55,507	38,687	25,699	11,670	2,322	91
Due to affiliates	11,045	12,385	9,200	7,630	5,304	4,089	3,720
Overdraft payable	—	—	—	—	—	—	10,888
Payable for securities transactions	20,461,243	24,113,456	18,115,714	13,617,764	5,981,352	1,966,485	21,343
Payable for Fund shares redeemed	325,235	215,857	80,114	108,294	101,705	45,627	—
Payable for trustee compensation	308,080	388,447	167,759	107,729	31,489	5,405	26
Accrued expenses and other payables	131,075	145,909	106,231	83,951	46,320	21,464	5,752
Total liabilities	23,474,145	27,527,344	20,170,271	15,147,929	6,681,349	2,184,077	44,073
NET ASSETS	$6,022,725,687	$7,145,005,142	$4,646,549,870	$3,382,365,142	$1,423,303,106	$396,777,277	$6,967,995
NET ASSETS CONSIST OF:
Paid-in-capital	$4,589,678,840	$5,270,258,122	$3,279,579,234	$2,412,834,270	$1,057,554,717	$312,609,462	$5,725,512
Total distributable earnings (loss)	1,433,046,847	1,874,747,020	1,366,970,636	969,530,872	365,748,389	84,167,815	1,242,483
NET ASSETS	$6,022,725,687	$7,145,005,142	$4,646,549,870	$3,382,365,142	$1,423,303,106	$396,777,277	$6,967,995
INSTITUTIONAL CLASS:
Net assets	$4,468,950,332	$5,311,332,362	$3,557,269,300	$2,626,383,085	$1,092,033,006	$313,864,462	$4,818,337
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	361,213,700	424,108,666	228,451,338	165,948,871	59,418,240	20,428,436	387,146
Net asset value per share	$12.37	$12.52	$15.57	$15.83	$18.38	$15.36	$12.45
ADVISOR CLASS:
Net assets	$472,449	$304,500	$152,523	$394,863	$161,709	$240,582	$622,013
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	38,240	24,344	9,796	24,957	8,801	15,672	50,000
Net asset value per share	$12.35	$12.51	$15.57	$15.82	$18.37	$15.35	$12.44
PREMIER CLASS:
Net assets	$396,128,131	$441,951,214	$309,233,775	$205,712,706	$93,441,966	$18,792,349	$725,766
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,130,546	35,416,573	19,961,252	13,053,766	5,105,085	1,225,956	58,402
Net asset value per share	$12.33	$12.48	$15.49	$15.76	$18.30	$15.33	$12.43
RETIREMENT CLASS:
Net assets	$1,157,174,775	$1,391,417,066	$779,894,272	$549,874,488	$237,666,425	$63,879,884	$801,879
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	67,004,757	77,140,104	50,545,526	35,072,270	12,996,557	4,174,883	64,583
Net asset value per share	$17.27	$18.04	$15.43	$15.68	$18.29	$15.30	$12.42
‡ Affiliated investments, cost	$4,849,476,569	$5,613,891,658	$3,518,643,606	$2,574,255,857	$1,114,022,230	$321,949,338	$5,946,904

62	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	63

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2021

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
INVESTMENT INCOME
Dividends from affiliated investments	$12,490,376	$26,472,145	$38,112,422	$81,533,998	$104,327,415	$105,328,340
Total income	12,490,376	26,472,145	38,112,422	81,533,998	104,327,415	105,328,340

EXPENSES
Management fees	2,274,964	4,856,358	7,096,909	15,435,612	20,614,017	21,766,798
Shareholder servicing – Institutional Class	769	841	1,146	2,400	3,139	3,238
Shareholder servicing – Advisor Class	362	113	229	254	188	317
Shareholder servicing – Premier Class	91	108	122	203	223	245
Shareholder servicing – Retirement Class	480,127	925,726	1,258,466	2,480,412	2,965,442	2,958,668
Shareholder servicing – Retail Class	36,364	—	—	—	—	—
Distribution fees – Premier Class	27,505	115,643	169,039	382,345	478,365	516,844
Distribution fees – Retail Class	335,120	—	—	—	—	—
Registration fees	76,049	68,835	68,694	83,228	74,676	72,984
Administrative service fees	47,869	48,761	55,415	81,035	96,504	99,344
Professional fees	15,576	17,150	18,417	23,872	27,633	28,265
Trustee fees and expenses	6,458	13,764	19,899	42,825	56,107	58,270
Shareholder reports	—	22,656	15,302	24,751	43,438	46,954
Other expenses	95,061	207,718	288,363	592,086	762,840	793,427
Total expenses	3,396,315	6,277,673	8,992,001	19,149,023	25,122,572	26,345,354
Less: Expenses reimbursed by the investment adviser	(198,442)	(204,386)	(214,491)	(308,922)	(363,610)	(385,486)
Fee waiver by investment adviser and Nuveen Securities	(686,575)	(1,466,404)	(2,125,215)	(4,623,120)	(6,149,687)	(6,481,694)
Net expenses	2,511,298	4,606,883	6,652,295	14,216,981	18,609,275	19,478,174
Net investment income (loss)	9,979,078	21,865,262	31,460,127	67,317,017	85,718,140	85,850,166

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	27,474,218	84,710,093	71,850,094	170,718,619	229,471,532	247,475,000
Realized gain distributions from affiliated investments	14,935,969	31,166,596	50,239,399	119,717,132	179,126,145	209,270,539
Net realized gain (loss) from investments	42,410,187	115,876,689	122,089,493	290,435,751	408,597,677	456,745,539
Net change in unrealized appreciation (depreciation) from affiliated investments	39,922,185	60,717,409	162,629,645	383,314,339	615,869,733	757,057,969
Net realized and unrealized gain (loss) from investments	82,332,372	176,594,098	284,719,138	673,750,090	1,024,467,410	1,213,803,508
Net increase (decrease) in net assets from operations	$92,311,450	$198,459,360	$316,179,265	$741,067,107	$1,110,185,550	$1,299,653,674

64	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	65

Statements of operations	concluded

TIAA-CREF Lifecycle Funds ■ For the year ended May 31, 2021

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund§
INVESTMENT INCOME
Dividends from affiliated investments	$104,317,904	$116,961,811	$69,794,232	$49,296,155	$19,925,172	$4,923,484	$80,244
Total income	104,317,904	116,961,811	69,794,232	49,296,155	19,925,172	4,923,484	80,244

EXPENSES
Management fees	22,517,492	26,782,107	16,928,260	12,098,737	4,921,853	1,229,611	15,388
Shareholder servicing – Institutional Class	3,423	3,861	7,779	2,623	140,089	1,289	1,564
Shareholder servicing – Advisor Class	367	185	77	122	57	82	1,526
Shareholder servicing – Premier Class	244	270	202	158	116	93	1,547
Shareholder servicing – Retirement Class	2,717,038	3,259,080	1,791,629	1,237,678	531,517	126,803	2,553
Distribution fees – Premier Class	545,182	618,442	411,844	270,766	118,157	22,635	606
Registration fees	68,066	70,785	68,272	66,352	64,133	60,291	88,981
Administrative service fees	100,535	112,406	83,539	69,435	48,272	37,231	25,819
Professional fees	28,492	30,703	24,965	22,021	17,385	14,849	14,005
Trustee fees and expenses	59,368	69,988	43,873	31,313	12,705	3,146	35
Shareholder reports	53,076	60,621	57,072	60,087	43,294	26,143	10,435
Other expenses	791,588	900,911	572,741	419,483	188,820	68,184	27,274
Total expenses	26,884,871	31,909,359	19,990,253	14,278,775	6,086,398	1,590,357	189,733
Less: Expenses reimbursed by the investment adviser	(385,162)	(426,346)	(358,318)	(316,704)	(371,416)	(175,545)	(171,687)
Fee waiver by investment adviser and Nuveen Securities	(6,990,234)	(8,832,528)	(5,474,564)	(4,127,237)	(1,679,845)	(425,192)	(5,921)
Net expenses	19,509,475	22,650,485	14,157,371	9,834,834	4,035,137	989,620	12,125
Net investment income (loss)	84,808,429	94,311,326	55,636,861	39,461,321	15,890,035	3,933,864	68,119

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	278,599,141	368,897,673	247,336,556	150,240,401	40,474,589	5,711,615	(1,004)
Realized gain distributions from affiliated investments	237,535,039	305,647,560	209,109,782	151,927,338	62,656,732	15,754,409	299,829
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	837	2,939
Net realized gain (loss) from investments	516,134,180	674,545,233	456,446,338	302,167,739	103,131,321	21,466,861	301,764
Net change in unrealized appreciation (depreciation) from affiliated investments	874,364,600	1,149,563,307	802,570,683	613,929,377	273,582,516	73,268,079	1,017,905
Net realized and unrealized gain (loss) from investments	1,390,498,780	1,824,108,540	1,259,017,021	916,097,116	376,713,837	94,734,940	1,319,669
Net increase (decrease) in net assets from operations	$1,475,307,209	$1,918,419,866	$1,314,653,882	$955,558,437	$392,603,872	$98,668,804	$1,387,788
§ For the period September 30, 2020 to May 31, 2021.

66	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	67

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$9,979,078	$14,706,996	$21,865,262	$32,505,291	$31,460,127	$47,924,909
Net realized gain (loss) from investments		42,410,187	2,997,209	115,876,689	21,816,028	122,089,493	4,350,408
Net change in unrealized appreciation (depreciation) from affiliated investments		39,922,185	12,579,050	60,717,409	16,049,528	162,629,645	54,691,770
Net increase (decrease) in net assets from operations		92,311,450	30,283,255	198,459,360	70,370,847	316,179,265	106,967,087

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(13,292,127)	(8,374,807)	(63,091,692)	(36,395,223)	(70,995,502)	(50,045,203)
	Advisor Class	(19,563)	(11,774)	(13,352)	(7,261)	(14,828)	(8,322)
	Premier Class	(994,097)	(893,499)	(6,130,724)	(3,961,923)	(6,453,978)	(5,185,965)
	Retirement Class	(10,268,344)	(6,877,611)	(24,848,226)	(14,298,436)	(23,365,699)	(17,751,257)
	Retail Class	(7,195,960)	(4,547,608)	—	—	—	—
Total distributions		(31,770,091)	(20,705,299)	(94,083,994)	(54,662,843)	(100,830,007)	(72,990,747)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	43,900,793	55,860,963	169,967,222	109,146,947	128,945,911	108,723,437
	Advisor Class	238,116	—	4,195	3,618,336	35,000	55,000
	Premier Class	4,897,482	7,223,588	10,144,416	12,884,799	14,025,542	15,236,370
	Retirement Class	22,640,293	32,180,765	31,070,718	30,976,016	20,342,406	23,598,582
	Retail Class	12,729,295	14,655,005	—	—	—	—
Reinvestments of distributions:	Institutional Class	13,191,569	8,326,784	63,079,864	36,377,668	70,875,182	49,958,348
	Advisor Class	13,004	7,575	3,790	1,862	7,916	3,626
	Premier Class	993,063	892,453	6,130,724	3,961,923	6,453,978	5,185,965
	Retirement Class	10,268,346	6,877,611	24,848,226	14,298,436	23,365,699	17,751,257
	Retail Class	6,988,443	4,393,020	—	—	—	—
Redemptions:	Institutional Class	(55,656,684)	(41,609,186)	(180,930,067)	(106,402,474)	(207,223,499)	(146,537,165)
	Advisor Class	(8,337)	—	(338)	(3,614,560)	—	—
	Premier Class	(6,074,799)	(20,362,821)	(17,791,112)	(59,071,396)	(24,739,297)	(91,736,585)
	Retirement Class	(31,796,413)	(42,698,499)	(75,481,816)	(73,992,878)	(100,996,727)	(111,296,095)
	Retail Class	(12,425,992)	(16,322,482)	—	—	—	—
Net increase (decrease) from shareholder transactions		9,898,179	9,424,776	31,045,822	(31,815,321)	(68,907,889)	(129,057,260)
Net increase (decrease) in net assets		70,439,538	19,002,732	135,421,188	(16,107,317)	146,441,369	(95,080,920)

NET ASSETS
Beginning of period		538,571,180	519,568,448	1,147,538,076	1,163,645,393	1,688,459,365	1,783,540,285
End of period		$609,010,718	$538,571,180	$1,282,959,264	$1,147,538,076	$1,834,900,734	$1,688,459,365

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,559,443	4,816,566	14,418,958	9,555,803	12,603,762	11,084,291
	Advisor Class	19,210	—	364	312,042	3,597	5,510
	Premier Class	397,719	630,222	857,964	1,148,850	1,361,143	1,604,581
	Retirement Class	1,842,517	2,771,863	2,174,784	2,284,375	1,540,135	1,931,159
	Retail Class	1,030,119	1,268,225	—	—	—	—
Shares reinvested:	Institutional Class	1,078,515	727,356	5,409,937	3,193,825	6,901,186	5,118,683
	Advisor Class	1,061	661	324	163	771	372
	Premier Class	81,178	77,685	527,147	348,454	630,887	533,536
	Retirement Class	840,635	600,183	1,754,818	1,048,272	1,778,211	1,440,849
	Retail Class	571,584	383,309	—	—	—	—
Shares redeemed:	Institutional Class	(4,527,666)	(3,617,480)	(15,215,826)	(9,419,425)	(20,100,659)	(15,252,924)
	Advisor Class	(655)	—	(29)	(311,197)	—	—
	Premier Class	(494,181)	(1,762,127)	(1,484,308)	(5,137,686)	(2,382,966)	(9,375,291)
	Retirement Class	(2,590,037)	(3,740,843)	(5,258,927)	(5,477,167)	(7,693,734)	(9,217,811)
	Retail Class	(1,008,412)	(1,441,183)	—	—	—	—
Net increase (decrease) from shareholder transactions		801,030	714,437	3,185,206	(2,453,691)	(5,357,667)	(12,127,045)

68	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	69

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$67,317,017	$98,766,006	$85,718,140	$117,946,291	$85,850,166	$113,914,992
Net realized gain (loss) from investments		290,435,751	17,255,073	408,597,677	26,905,180	456,745,539	41,431,960
Net change in unrealized appreciation (depreciation) from affiliated investments		383,314,339	110,622,046	615,869,733	136,815,368	757,057,969	128,992,041
Net increase (decrease) in net assets from operations		741,067,107	226,643,125	1,110,185,550	281,666,839	1,299,653,674	284,338,993

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(169,542,639)	(112,429,895)	(228,400,100)	(155,088,365)	(253,904,486)	(164,151,998)
	Advisor Class	(7,787)	(9,991)	(9,950)	(7,414)	(31,365)	(8,075)
	Premier Class	(15,870,159)	(12,576,922)	(19,632,772)	(15,741,468)	(22,524,246)	(17,409,332)
	Retirement Class	(48,465,010)	(34,197,762)	(55,917,737)	(41,100,056)	(58,159,418)	(40,086,706)
Total distributions		(233,885,595)	(159,214,570)	(303,960,559)	(211,937,303)	(334,619,515)	(221,656,111)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	273,046,939	255,979,577	400,871,182	433,414,654	423,447,803	501,980,292
	Advisor Class	944,061	249,390	383,323	21,753	140,974	244,370
	Premier Class	17,377,062	45,938,845	32,920,235	64,075,000	39,187,488	63,927,651
	Retirement Class	45,567,956	50,859,094	71,398,285	84,243,325	81,716,107	91,695,792
Reinvestments of distributions:	Institutional Class	169,095,637	112,157,010	227,226,911	154,325,378	253,167,318	163,689,187
	Advisor Class	262	5,021	2,302	2,062	23,125	2,430
	Premier Class	15,867,142	12,575,958	19,632,772	15,741,468	22,524,246	17,409,332
	Retirement Class	48,462,386	34,196,137	55,916,502	41,099,334	58,158,131	40,085,948
Redemptions:	Institutional Class	(435,250,022)	(270,781,843)	(413,178,900)	(259,151,983)	(373,856,722)	(235,812,294)
	Advisor Class	(628,688)	(113,123)	(5,318)	(15,898)	(38,856)	(30,725)
	Premier Class	(63,109,751)	(222,775,468)	(61,742,663)	(288,750,168)	(64,887,458)	(292,982,851)
	Retirement Class	(190,216,613)	(195,522,535)	(217,012,692)	(179,121,829)	(183,071,813)	(154,743,530)
Net increase (decrease) from shareholder transactions		(118,843,629)	(177,231,937)	116,411,939	65,883,096	256,510,343	195,465,602
Net increase (decrease) in net assets		388,337,883	(109,803,382)	922,636,930	135,612,632	1,221,544,502	258,148,484
NET ASSETS
Beginning of period		3,571,615,894	3,681,419,276	4,541,930,627	4,406,317,995	4,619,839,909	4,361,691,425
End of period		$3,959,953,777	$3,571,615,894	$5,464,567,557	$4,541,930,627	$5,841,384,411	$4,619,839,909

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,649,378	25,351,376	36,496,743	42,121,512	37,991,391	48,806,490
	Advisor Class	87,067	25,617	34,023	2,083	12,974	23,022
	Premier Class	1,630,836	4,658,146	2,986,571	6,414,318	3,506,632	6,390,008
	Retirement Class	3,260,988	3,950,850	4,896,842	6,330,219	5,399,842	6,736,189
Shares reinvested:	Institutional Class	15,892,447	11,115,660	20,656,992	14,968,514	22,766,845	15,784,878
	Advisor Class	25	498	210	200	2,080	235
	Premier Class	1,495,489	1,248,854	1,792,947	1,532,762	2,036,550	1,686,950
	Retirement Class	3,469,033	2,620,394	3,822,044	3,042,141	3,836,288	2,885,957
Shares redeemed:	Institutional Class	(40,645,402)	(27,478,152)	(37,691,035)	(25,877,663)	(33,867,496)	(23,539,755)
	Advisor Class	(58,111)	(11,081)	(471)	(1,632)	(3,453)	(3,404)
	Premier Class	(5,879,748)	(22,000,955)	(5,586,772)	(27,984,298)	(5,780,028)	(28,360,090)
	Retirement Class	(13,584,155)	(15,378,499)	(14,830,291)	(13,770,119)	(12,064,916)	(11,591,335)
Net increase (decrease) from shareholder transactions		(8,682,153)	(15,897,292)	12,577,803	6,778,037	23,836,709	18,819,145

70	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	71

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$84,808,429	$111,173,558	$94,311,326	$124,064,801	$55,636,861	$69,099,983
Net realized gain (loss) from investments		516,134,180	59,474,335	674,545,233	90,622,015	456,446,338	70,509,586
Net change in unrealized appreciation (depreciation) from affiliated investments		874,364,600	120,333,513	1,149,563,307	134,324,800	802,570,683	57,807,701
Net increase (decrease) in net assets from operations		1,475,307,209	290,981,406	1,918,419,866	349,011,616	1,314,653,882	197,417,270

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(286,156,220)	(183,315,563)	(371,346,365)	(225,412,596)	(219,792,380)	(134,318,406)
	Advisor Class	(30,802)	(20,162)	(20,305)	(11,862)	(13,606)	(9,164)
	Premier Class	(25,272,007)	(20,653,531)	(31,398,502)	(26,133,682)	(19,260,742)	(16,183,219)
	Retirement Class	(55,861,878)	(39,472,208)	(71,910,536)	(48,477,562)	(51,651,316)	(35,705,959)
Total distributions		(367,320,907)	(243,461,464)	(474,675,708)	(300,035,702)	(290,718,044)	(186,216,748)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	400,726,391	526,447,739	393,505,873	589,037,036	358,204,753	514,722,289
	Advisor Class	7,000	254,534	44,310	104,698	—	40,379
	Premier Class	33,730,604	69,367,394	30,467,712	70,118,830	28,909,155	59,130,694
	Retirement Class	64,509,776	74,652,742	61,605,749	73,107,584	54,990,544	64,196,727
Reinvestments of distributions:	Institutional Class	285,384,360	182,804,884	370,539,877	224,953,060	219,189,825	133,930,001
	Advisor Class	21,817	13,988	10,334	5,405	3,319	1,979
	Premier Class	25,272,007	20,653,531	31,398,502	26,133,682	19,260,742	16,183,219
	Retirement Class	55,849,449	39,464,176	71,892,450	48,466,788	51,644,106	35,702,177
Redemptions:	Institutional Class	(378,123,271)	(203,660,302)	(412,209,014)	(230,760,496)	(230,254,889)	(115,582,820)
	Advisor Class	(4,341)	(2,644)	(9,362)	(33,172)	(47,195)	(1,979)
	Premier Class	(62,116,062)	(333,644,459)	(85,769,384)	(425,313,568)	(44,242,600)	(291,540,374)
	Retirement Class	(183,116,951)	(137,997,608)	(225,239,956)	(161,191,151)	(132,607,623)	(80,272,924)
Net increase (decrease) from shareholder transactions		242,140,779	238,353,975	236,237,091	214,628,696	325,050,137	336,509,368
Net increase (decrease) in net assets		1,350,127,081	285,873,917	1,679,981,249	263,604,610	1,348,985,975	347,709,890
NET ASSETS
Beginning of period		4,672,598,606	4,386,724,689	5,465,023,893	5,201,419,283	3,297,563,895	2,949,854,005
End of period		$6,022,725,687	$4,672,598,606	$7,145,005,142	$5,465,023,893	$4,646,549,870	$3,297,563,895

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	35,285,927	50,647,268	34,643,712	57,080,976	25,783,485	41,478,971
	Advisor Class	607	23,989	3,861	9,877	—	3,161
	Premier Class	2,950,557	6,821,213	2,660,627	7,050,707	2,062,781	4,862,316
	Retirement Class	4,074,502	5,324,705	3,796,695	5,115,143	3,962,329	5,262,906
Shares reinvested:	Institutional Class	25,188,381	17,376,890	32,675,474	21,403,717	15,723,804	10,545,669
	Advisor Class	1,927	1,331	912	515	238	156
	Premier Class	2,236,461	1,968,878	2,778,628	2,493,672	1,388,662	1,279,306
	Retirement Class	3,528,076	2,738,666	4,397,092	3,274,783	3,736,911	2,831,259
Shares redeemed:	Institutional Class	(33,775,898)	(19,964,269)	(36,762,028)	(22,640,026)	(16,750,949)	(9,403,059)
	Advisor Class	(383)	(252)	(827)	(3,137)	(3,399)	(156)
	Premier Class	(5,429,866)	(31,838,711)	(7,456,320)	(40,819,062)	(3,155,713)	(23,240,276)
	Retirement Class	(11,583,502)	(10,019,572)	(13,764,325)	(11,442,586)	(9,460,984)	(6,603,510)
Net increase (decrease) from shareholder transactions		22,476,789	23,080,136	22,973,501	21,524,579	23,287,165	27,016,743

72	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	73

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$39,461,321	$46,874,807	$15,890,035	$17,109,810	$3,933,864	$3,457,100
Net realized gain (loss) from investments		302,167,739	46,695,925	103,131,321	15,658,564	21,466,861	2,990,328
Net change in unrealized appreciation (depreciation) from affiliated investments		613,929,377	40,545,583	273,582,516	15,144,174	73,268,079	2,451,647
Net increase (decrease) in net assets from operations		955,558,437	134,116,315	392,603,872	47,912,548	98,668,804	8,899,075

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(148,512,585)	(91,480,543)	(49,583,491)	(30,385,948)	(10,426,088)	(5,607,924)
	Advisor Class	(9,660)	(7,200)	(8,250)	(6,801)	(6,520)	(5,635)
	Premier Class	(11,719,937)	(10,929,088)	(4,268,491)	(4,093,723)	(684,320)	(567,784)
	Retirement Class	(32,907,302)	(23,778,848)	(11,625,296)	(9,084,771)	(2,264,142)	(1,492,657)
Total distributions		(193,149,484)	(126,195,679)	(65,485,528)	(43,571,243)	(13,381,070)	(7,674,000)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	293,468,235	450,009,845	193,224,719	251,263,792	98,630,215	85,299,732
	Advisor Class	235,170	647	—	1,000	78,019	—
	Premier Class	23,008,007	52,994,395	14,998,337	29,559,086	5,891,351	11,872,766
	Retirement Class	48,985,065	54,343,285	27,529,742	36,732,199	17,187,660	15,142,557
Reinvestments of distributions:	Institutional Class	148,342,907	91,386,755	49,456,094	30,293,881	10,404,168	5,600,373
	Advisor Class	—	37	62	—	197	167
	Premier Class	11,717,967	10,927,652	4,267,574	4,092,975	678,121	562,463
	Retirement Class	32,907,260	23,778,838	11,622,900	9,083,428	2,263,534	1,492,133
Redemptions:	Institutional Class	(126,856,018)	(72,388,271)	(48,460,548)	(30,246,298)	(16,914,706)	(16,637,126)
	Advisor Class	(16,000)	(556)	—	—	(98)	(105)
	Premier Class	(30,167,278)	(244,238,489)	(10,645,488)	(112,876,550)	(3,042,802)	(21,115,091)
	Retirement Class	(89,070,051)	(54,437,980)	(42,766,910)	(20,965,693)	(9,098,680)	(5,219,950)
Net increase (decrease) from shareholder transactions		312,555,264	312,376,158	199,226,482	196,937,820	106,076,979	76,997,919
Net increase (decrease) in net assets		1,074,964,217	320,296,794	526,344,826	201,279,125	191,364,713	78,222,994
NET ASSETS
Beginning of period		2,307,400,925	1,987,104,131	896,958,280	695,679,155	205,412,564	127,189,570
End of period		$3,382,365,142	$2,307,400,925	$1,423,303,106	$896,958,280	$396,777,277	$205,412,564

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	20,942,238	36,142,068	11,972,711	17,719,332	7,240,931	7,385,146
	Advisor Class	16,210	50	—	65	5,354	—
	Premier Class	1,626,882	4,341,324	925,109	2,108,858	438,803	1,037,574
	Retirement Class	3,508,863	4,430,908	1,700,785	2,621,233	1,264,795	1,320,228
Shares reinvested:	Institutional Class	10,505,871	7,145,172	3,019,298	2,069,254	761,095	463,991
	Advisor Class	—	3	4	—	14	14
	Premier Class	832,833	857,743	261,494	280,533	49,716	46,639
	Retirement Class	2,348,841	1,873,825	712,624	622,579	166,070	123,829
Shares redeemed:	Institutional Class	(9,127,666)	(5,789,237)	(2,999,911)	(2,090,141)	(1,293,940)	(1,451,132)
	Advisor Class	(1,059)	(53)	—	—	(7)	(8)
	Premier Class	(2,133,139)	(19,377,435)	(646,619)	(7,827,560)	(219,819)	(1,797,075)
	Retirement Class	(6,329,649)	(4,453,736)	(2,618,595)	(1,501,051)	(677,230)	(459,990)
Net increase (decrease) from shareholder transactions		22,190,225	25,170,632	12,326,900	14,003,102	7,735,782	6,669,216

74	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	75

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2065 Fund
		May 31, 2021 §

OPERATIONS
Net investment income (loss)		$68,119
Net realized gain (loss) from investments		301,764
Net change in unrealized appreciation (depreciation) from affiliated investments		1,017,905
Net increase (decrease) in net assets from operations		1,387,788

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(101,770)
	Advisor Class	(14,285)
	Premier Class	(14,286)
	Retirement Class	(14,151)
Total distributions		(144,492)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,988,378
	Advisor Class	500,000
	Premier Class	598,791
	Retirement Class	678,273
Reinvestments of distributions:	Institutional Class	461
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
Redemptions:	Institutional Class	(41,150)
	Advisor Class	—
	Premier Class	(14)
	Retirement Class	(40)
Net increase (decrease) from shareholder transactions		5,724,699
Net increase (decrease) in net assets		6,967,995
NET ASSETS
Beginning of period		—
End of period		$6,967,995

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	390,564
	Advisor Class	50,000
	Premier Class	58,403
	Retirement Class	64,587
Shares reinvested:	Institutional Class	42
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
Shares redeemed:	Institutional Class	(3,460)
	Advisor Class	—
	Premier Class	(1)
	Retirement Class	(4)
Net increase (decrease) from shareholder transactions		560,131
§	For the period September 30, 2020 to May 31, 2021.

76	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	77

Financial highlights

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/21	$11.52	$0.23		$ 1.76		$1.99	$(0.31)	$(0.39)	$(0.70)	$12.81	17.67%	$244,923		0.43%[g]		0.29%[g]		1.87%		41%
	5/31/20	11.29	0.33		0.36		0.69	(0.29)	(0.17)	(0.46)	11.52	6.14	219,016		0.48	[g]	0.33	[g]	2.84		30
	5/31/19	11.68	0.29		(0.04)		0.25	(0.32)	(0.32)	(0.64)	11.29	2.48	192,832		0.38	[f]	0.22	[f]	2.52		25
	5/31/18	11.40	0.26		0.43		0.69	(0.31)	(0.10)	(0.41)	11.68	6.02	202,413		0.15	[e]	0.00	[e]	2.24		18
	5/31/17	10.87	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.40	9.09	179,048		0.16	[e]	0.00	[e]	2.14		21
Advisor Class:	5/31/21	11.52	0.20		1.78		1.98	(0.30)	(0.39)	(0.69)	12.81	17.57	596		0.52	[g]	0.38	[g]	1.63		41
	5/31/20	11.29	0.32		0.36		0.68	(0.28)	(0.17)	(0.45)	11.52	6.04	310		0.57	[g]	0.42	[g]	2.74		30
	5/31/19	11.68	0.30		(0.05)		0.25	(0.32)	(0.32)	(0.64)	11.29	2.43	296		0.47	[f]	0.31	[f]	2.68		25
	5/31/18	11.41	0.25		0.43		0.68	(0.31)	(0.10)	(0.41)	11.68	5.91	216		0.18	[e]	0.03	[e]	2.14		18
	5/31/17	10.88	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.41	9.07	107		0.17	[e]	0.02	[e]	2.14		21
Premier Class:	5/31/21	11.51	0.21		1.76		1.97	(0.29)	(0.39)	(0.68)	12.80	17.51	19,161		0.58	[g]	0.44	[g]	1.71		41
	5/31/20	11.28	0.31		0.36		0.67	(0.27)	(0.17)	(0.44)	11.51	5.97	17,410		0.63	[g]	0.48	[g]	2.69		30
	5/31/19	11.67	0.27		(0.03)		0.24	(0.31)	(0.32)	(0.63)	11.28	2.33	28,947		0.53	[f]	0.37	[f]	2.40		25
	5/31/18	11.40	0.25		0.42		0.67	(0.30)	(0.10)	(0.40)	11.67	5.77	36,733		0.30	[e]	0.15	[e]	2.11		18
	5/31/17	10.87	0.22		0.73		0.95	(0.26)	(0.16)	(0.42)	11.40	8.93	37,047		0.31	[e]	0.15	[e]	2.01		21
Retirement Class:	5/31/21	11.49	0.20		1.76		1.96	(0.28)	(0.39)	(0.67)	12.78	17.43	200,300		0.68	[g]	0.54	[g]	1.61		41
	5/31/20	11.26	0.30		0.36		0.66	(0.26)	(0.17)	(0.43)	11.49	5.88	179,106		0.73	[g]	0.58	[g]	2.59		30
	5/31/19	11.65	0.26		(0.04)		0.22	(0.29)	(0.32)	(0.61)	11.26	2.23	179,625		0.63	[f]	0.48	[f]	2.27		25
	5/31/18	11.38	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.65	5.68	192,819		0.40	[e]	0.25	[e]	2.00		18
	5/31/17	10.85	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.38	8.84	174,950		0.41	[e]	0.25	[e]	1.89		21
Retail Class:	5/31/21	11.51	0.20		1.75		1.95	(0.28)	(0.39)	(0.67)	12.79	17.31	144,030		0.71	[g]	0.54	[g]	1.62		41
	5/31/20	11.27	0.30		0.37		0.67	(0.26)	(0.17)	(0.43)	11.51	5.97	122,730		0.75	[g]	0.58	[g]	2.58		30
	5/31/19	11.66	0.26		(0.04)		0.22	(0.29)	(0.32)	(0.61)	11.27	2.14	117,869		0.66	[f]	0.48	[f]	2.28		25
	5/31/18	11.39	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.66	5.76	115,783		0.43	[e]	0.25	[e]	2.00		18
	5/31/17	10.86	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.39	8.82	104,158		0.44	[e]	0.25	[e]	1.90		21

78	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	79

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2010 FUND
Institutional Class:	5/31/21	$11.27	$0.22		$ 1.73		$ 1.95	$(0.34)	$(0.68)	$(1.02)	$12.20	17.75%	$ 836,684		0.42%[g]		0.29%[g]		1.84%		38%
	5/31/20	11.14	0.32		0.38		0.70	(0.30)	(0.27)	(0.57)	11.27	6.29	720,990		0.46	[g]	0.33	[g]	2.85		28
	5/31/19	11.65	0.28		(0.06)		0.22	(0.35)	(0.38)	(0.73)	11.14	2.26	675,843		0.35	[f]	0.23	[f]	2.50		22
	5/31/18	11.48	0.26		0.47		0.73	(0.33)	(0.23)	(0.56)	11.65	6.45	698,687		0.12	[e]	0.00	[e]	2.23		21
	5/31/17	10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.59	639,496		0.12	[e]	0.00	[e]	2.11		26
Advisor Class:	5/31/21	11.30	0.22		1.71		1.93	(0.33)	(0.68)	(1.01)	12.22	17.57	164		0.49	[g]	0.36	[g]	1.81		38
	5/31/20	11.15	0.19		0.53		0.72	(0.30)	(0.27)	(0.57)	11.30	6.45	144		0.56	[g]	0.37	[g]	1.67		28
	5/31/19	11.66	0.27		(0.06)		0.21	(0.34)	(0.38)	(0.72)	11.15	2.33	131		0.39	[f]	0.27	[f]	2.39		22
	5/31/18	11.48	0.26		0.48		0.74	(0.33)	(0.23)	(0.56)	11.66	6.44	117		0.13	[e]	0.01	[e]	2.24		21
	5/31/17	10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.57	108		0.14	[e]	0.02	[e]	2.13		26
Premier Class:	5/31/21	11.24	0.20		1.73		1.93	(0.32)	(0.68)	(1.00)	12.17	17.62	77,845		0.57	[g]	0.44	[g]	1.70		38
	5/31/20	11.11	0.31		0.37		0.68	(0.28)	(0.27)	(0.55)	11.24	6.10	73,048		0.61	[g]	0.48	[g]	2.68		28
	5/31/19	11.62	0.27		(0.07)		0.20	(0.33)	(0.38)	(0.71)	11.11	2.10	112,673		0.50	[f]	0.37	[f]	2.39		22
	5/31/18	11.45	0.24		0.47		0.71	(0.31)	(0.23)	(0.54)	11.62	6.31	147,851		0.27	[e]	0.15	[e]	2.09		21
	5/31/17	10.90	0.22		0.78		1.00	(0.27)	(0.18)	(0.45)	11.45	9.45	150,928		0.27	[e]	0.15	[e]	2.00		26
Retirement Class:	5/31/21	13.48	0.23		2.07		2.30	(0.30)	(0.68)	(0.98)	14.80	17.45	368,266		0.67	[g]	0.54	[g]	1.62		38
	5/31/20	13.22	0.35		0.45		0.80	(0.27)	(0.27)	(0.54)	13.48	6.02	353,355		0.71	[g]	0.58	[g]	2.58		28
	5/31/19	13.68	0.30		(0.07)		0.23	(0.31)	(0.38)	(0.69)	13.22	2.01	374,999		0.60	[f]	0.48	[f]	2.26		22
	5/31/18	13.39	0.27		0.55		0.82	(0.30)	(0.23)	(0.53)	13.68	6.16	409,891		0.37	[e]	0.25	[e]	1.97		21
	5/31/17	12.66	0.25		0.91		1.16	(0.25)	(0.18)	(0.43)	13.39	9.42	434,448		0.37	[e]	0.25	[e]	1.90		26
LIFECYCLE 2015 FUND
Institutional Class:	5/31/21	9.62	0.19		1.66		1.85	(0.30)	(0.36)	(0.66)	10.81	19.56	1,217,691		0.42	[g]	0.29	[g]	1.83		36
	5/31/20	9.45	0.27		0.34		0.61	(0.26)	(0.18)	(0.44)	9.62	6.43	1,088,594		0.46	[g]	0.34	[g]	2.80		26
	5/31/19	10.05	0.24		(0.10)		0.14	(0.30)	(0.44)	(0.74)	9.45	1.89	1,061,156		0.35	[f]	0.23	[f]	2.43		21
	5/31/18	9.97	0.22		0.48		0.70	(0.29)	(0.33)	(0.62)	10.05	7.09	1,070,488		0.12	[e]	0.00	[e]	2.18		19
	5/31/17	9.61	0.20		0.77		0.97	(0.26)	(0.35)	(0.61)	9.97	10.51	988,229		0.12	[e]	0.00	[e]	2.10		25
Advisor Class:	5/31/21	9.61	0.18		1.67		1.85	(0.29)	(0.36)	(0.65)	10.81	19.60	255		0.52	[g]	0.39	[g]	1.75		36
	5/31/20	9.45	0.26		0.34		0.60	(0.26)	(0.18)	(0.44)	9.61	6.29	185		0.55	[g]	0.39	[g]	2.66		26
	5/31/19	10.05	0.23		(0.09)		0.14	(0.30)	(0.44)	(0.74)	9.45	1.88	126		0.38	[f]	0.26	[f]	2.38		21
	5/31/18	9.96	0.22		0.49		0.71	(0.29)	(0.33)	(0.62)	10.05	7.16	107		0.13	[e]	0.02	[e]	2.19		19
	5/31/17	9.61	0.20		0.75		0.95	(0.25)	(0.35)	(0.60)	9.96	10.38	106		0.15	[e]	0.03	[e]	2.10		25
Premier Class:	5/31/21	9.57	0.17		1.66		1.83	(0.28)	(0.36)	(0.64)	10.76	19.47	116,117		0.57	[g]	0.44	[g]	1.67		36
	5/31/20	9.41	0.25		0.33		0.58	(0.24)	(0.18)	(0.42)	9.57	6.14	107,025		0.61	[g]	0.49	[g]	2.61		26
	5/31/19	10.01	0.22		(0.09)		0.13	(0.29)	(0.44)	(0.73)	9.41	1.83	173,266		0.49	[f]	0.37	[f]	2.31		21
	5/31/18	9.92	0.21		0.49		0.70	(0.28)	(0.33)	(0.61)	10.01	6.96	235,104		0.27	[e]	0.15	[e]	2.04		19
	5/31/17	9.57	0.19		0.75		0.94	(0.24)	(0.35)	(0.59)	9.92	10.28	256,577		0.27	[e]	0.15	[e]	1.97		25
Retirement Class:	5/31/21	12.13	0.21		2.11		2.32	(0.27)	(0.36)	(0.63)	13.82	19.34	500,838		0.67	[g]	0.54	[g]	1.60		36
	5/31/20	11.82	0.31		0.41		0.72	(0.23)	(0.18)	(0.41)	12.13	6.06	492,656		0.71	[g]	0.59	[g]	2.54		26
	5/31/19	12.37	0.26		(0.10)		0.16	(0.27)	(0.44)	(0.71)	11.82	1.74	548,992		0.60	[f]	0.48	[f]	2.19		21
	5/31/18	12.12	0.24		0.60		0.84	(0.26)	(0.33)	(0.59)	12.37	6.87	635,454		0.37	[e]	0.25	[e]	1.93		19
	5/31/17	11.56	0.22		0.92		1.14	(0.23)	(0.35)	(0.58)	12.12	10.18	683,089		0.37	[e]	0.25	[e]	1.86		25

80	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	81

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2020 FUND
Institutional Class:	5/31/21	$ 9.89	$0.20		$ 1.90		$2.10	$(0.32)	$(0.41)	$(0.73)	$11.26	21.61%	$ 2,712,681		0.42%[g]		0.29%[g]		1.82%		38%
	5/31/20	9.73	0.27		0.37		0.64	(0.25)	(0.23)	(0.48)	9.89	6.43	2,374,405		0.47	[g]	0.35	[g]	2.75		26
	5/31/19	10.43	0.23		(0.13)		0.10	(0.31)	(0.49)	(0.80)	9.73	1.45	2,247,877		0.36	[f]	0.24	[f]	2.33		23
	5/31/18	10.22	0.22		0.61		0.83	(0.30)	(0.32)	(0.62)	10.43	8.07	2,188,054		0.11	[e]	0.00	[e]	2.11		17
	5/31/17	9.77	0.20		0.88		1.08	(0.25)	(0.38)	(0.63)	10.22	11.57	1,894,346		0.11	[e]	0.00	[e]	2.04		21
Advisor Class:	5/31/21	9.89	0.14		1.94		2.08	(0.31)	(0.41)	(0.72)	11.25	21.43	726		0.48	[g]	0.35	[g]	1.26		38
	5/31/20	9.73	0.26		0.38		0.64	(0.25)	(0.23)	(0.48)	9.89	6.42	352		0.51	[g]	0.39	[g]	2.61		26
	5/31/19	10.42	0.23		(0.13)		0.10	(0.30)	(0.49)	(0.79)	9.73	1.39	200		0.35	[f]	0.24	[f]	2.32		23
	5/31/18	10.21	0.19		0.64		0.83	(0.30)	(0.32)	(0.62)	10.42	8.17	226		0.17	[e]	0.06	[e]	1.85		17
	5/31/17	9.76	0.21		0.87		1.08	(0.25)	(0.38)	(0.63)	10.21	11.56	107		0.13	[e]	0.02	[e]	2.06		21
Premier Class:	5/31/21	9.87	0.18		1.89		2.07	(0.30)	(0.41)	(0.71)	11.23	21.37	252,876		0.57	[g]	0.45	[g]	1.66		38
	5/31/20	9.70	0.25		0.38		0.63	(0.23)	(0.23)	(0.46)	9.87	6.35	249,364		0.62	[g]	0.50	[g]	2.53		26
	5/31/19	10.40	0.22		(0.14)		0.08	(0.29)	(0.49)	(0.78)	9.70	1.27	401,306		0.50	[f]	0.38	[f]	2.21		23
	5/31/18	10.19	0.21		0.61		0.82	(0.29)	(0.32)	(0.61)	10.40	7.94	503,806		0.26	[e]	0.15	[e]	1.97		17
	5/31/17	9.74	0.19		0.87		1.06	(0.23)	(0.38)	(0.61)	10.19	11.44	513,388		0.26	[e]	0.15	[e]	1.90		21
Retirement Class:	5/31/21	12.79	0.22		2.46		2.68	(0.28)	(0.41)	(0.69)	14.78	21.27	993,670		0.67	[g]	0.55	[g]	1.59		38
	5/31/20	12.45	0.32		0.47		0.79	(0.22)	(0.23)	(0.45)	12.79	6.21	947,495		0.72	[g]	0.60	[g]	2.50		26
	5/31/19	13.10	0.27		(0.16)		0.11	(0.27)	(0.49)	(0.76)	12.45	1.18	1,032,037		0.60	[f]	0.49	[f]	2.09		23
	5/31/18	12.69	0.24		0.76		1.00	(0.27)	(0.32)	(0.59)	13.10	7.89	1,146,465		0.36	[e]	0.25	[e]	1.86		17
	5/31/17	11.98	0.22		1.09		1.31	(0.22)	(0.38)	(0.60)	12.69	11.33	1,151,160		0.36	[e]	0.25	[e]	1.80		21
LIFECYCLE 2025 FUND
Institutional Class:	5/31/21	10.04	0.19		2.27		2.46	(0.31)	(0.43)	(0.74)	11.76	24.96	3,909,833		0.43	[g]	0.30	[g]	1.76		40
	5/31/20	9.89	0.27		0.40		0.67	(0.25)	(0.27)	(0.52)	10.04	6.59	3,142,487		0.48	[g]	0.36	[g]	2.66		28
	5/31/19	10.68	0.22		(0.21)		0.01	(0.30)	(0.50)	(0.80)	9.89	0.58	2,786,751		0.37	[f]	0.25	[f]	2.18		20
	5/31/18	10.33	0.21		0.75		0.96	(0.30)	(0.31)	(0.61)	10.68	9.46	2,580,691		0.11	[e]	0.00	[e]	2.00		16
	5/31/17	9.76	0.20		1.01		1.21	(0.24)	(0.40)	(0.64)	10.33	12.89	2,135,802		0.11	[e]	0.00	[e]	1.97		20
Advisor Class:	5/31/21	10.03	0.15		2.31		2.46	(0.31)	(0.43)	(0.74)	11.75	24.93	553		0.49	[g]	0.36	[g]	1.35		40
	5/31/20	9.88	0.27		0.39		0.66	(0.24)	(0.27)	(0.51)	10.03	6.55	133		0.54	[g]	0.42	[g]	2.66		28
	5/31/19	10.68	0.22		(0.22)		0.00	(0.30)	(0.50)	(0.80)	9.88	0.53	125		0.40	[f]	0.28	[f]	2.18		20
	5/31/18	10.33	0.21		0.75		0.96	(0.30)	(0.31)	(0.61)	10.68	9.30	133		0.17	[e]	0.05	[e]	1.96		16
	5/31/17	9.76	0.20		1.00		1.20	(0.23)	(0.40)	(0.63)	10.33	12.86	125		0.15	[e]	0.04	[e]	1.97		20
Premier Class:	5/31/21	9.99	0.18		2.25		2.43	(0.29)	(0.43)	(0.72)	11.70	24.80	336,773		0.58	[g]	0.45	[g]	1.59		40
	5/31/20	9.84	0.24		0.40		0.64	(0.22)	(0.27)	(0.49)	9.99	6.41	295,668		0.63	[g]	0.51	[g]	2.39		28
	5/31/19	10.63	0.21		(0.22)		(0.01)	(0.28)	(0.50)	(0.78)	9.84	0.51	488,247		0.51	[f]	0.39	[f]	2.06		20
	5/31/18	10.28	0.20		0.75		0.95	(0.29)	(0.31)	(0.60)	10.63	9.24	573,643		0.26	[e]	0.15	[e]	1.86		16
	5/31/17	9.72	0.18		1.00		1.18	(0.22)	(0.40)	(0.62)	10.28	12.67	573,869		0.26	[e]	0.15	[e]	1.84		20
Retirement Class:	5/31/21	13.14	0.22		2.97		3.19	(0.27)	(0.43)	(0.70)	15.63	24.64	1,217,409		0.68	[g]	0.55	[g]	1.52		40
	5/31/20	12.79	0.32		0.51		0.83	(0.21)	(0.27)	(0.48)	13.14	6.40	1,103,642		0.73	[g]	0.61	[g]	2.39		28
	5/31/19	13.57	0.26		(0.27)		(0.01)	(0.27)	(0.50)	(0.77)	12.79	0.33	1,131,196		0.61	[f]	0.50	[f]	1.95		20
	5/31/18	12.97	0.24		0.94		1.18	(0.27)	(0.31)	(0.58)	13.57	9.12	1,220,041		0.36	[e]	0.25	[e]	1.75		16
	5/31/17	12.10	0.22		1.26		1.48	(0.21)	(0.40)	(0.61)	12.97	12.60	1,164,361		0.36	[e]	0.25	[e]	1.74		20

82	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	83

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2030 FUND
Institutional Class:	5/31/21	$10.01	$0.19		$ 2.60		$ 2.79	$(0.32)	$(0.47)	$(0.79)	$12.01	28.49%	$ 4,216,718		0.43%[g]		0.30%[g]		1.69%		41%
	5/31/20	9.87	0.26		0.42		0.68	(0.23)	(0.31)	(0.54)	10.01	6.69	3,244,106		0.49	[g]	0.37	[g]	2.57		26
	5/31/19	10.78	0.21		(0.29)		(0.08)	(0.30)	(0.53)	(0.83)	9.87	(0.25)	2,793,594		0.38	[f]	0.26	[f]	2.03		20
	5/31/18	10.33	0.20		0.90		1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467		0.11	[e]	0.00	[e]	1.89		12
	5/31/17	9.68	0.19		1.12		1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891		0.11	[e]	0.00	[e]	1.90		20
Advisor Class:	5/31/21	10.01	0.18		2.60		2.78	(0.31)	(0.47)	(0.78)	12.01	28.41	520		0.50	[g]	0.37	[g]	1.65		41
	5/31/20	9.87	0.20		0.47		0.67	(0.22)	(0.31)	(0.53)	10.01	6.65	317		0.56	[g]	0.44	[g]	2.02		26
	5/31/19	10.78	0.21		(0.30)		(0.09)	(0.29)	(0.53)	(0.82)	9.87	(0.32)	117		0.43	[f]	0.32	[f]	2.01		20
	5/31/18	10.34	0.20		0.89		1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124		0.15	[e]	0.04	[e]	1.88		12
	5/31/17	9.68	0.19		1.12		1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13	[e]	0.02	[e]	1.92		20
Premier Class:	5/31/21	9.96	0.17		2.59		2.76	(0.30)	(0.47)	(0.77)	11.95	28.35	369,690		0.58	[g]	0.45	[g]	1.52		41
	5/31/20	9.82	0.23		0.42		0.65	(0.20)	(0.31)	(0.51)	9.96	6.52	310,511		0.64	[g]	0.52	[g]	2.26		26
	5/31/19	10.73	0.20		(0.30)		(0.10)	(0.28)	(0.53)	(0.81)	9.82	(0.33)	505,271		0.52	[f]	0.40	[f]	1.90		20
	5/31/18	10.28	0.19		0.89		1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462		0.26	[e]	0.15	[e]	1.76		12
	5/31/17	9.64	0.17		1.11		1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26	[e]	0.15	[e]	1.76		20
Retirement Class:	5/31/21	13.39	0.22		3.51		3.73	(0.29)	(0.47)	(0.76)	16.36	28.25	1,254,456		0.68	[g]	0.55	[g]	1.46		41
	5/31/20	13.04	0.31		0.54		0.85	(0.19)	(0.31)	(0.50)	13.39	6.42	1,064,906		0.74	[g]	0.62	[g]	2.29		26
	5/31/19	13.96	0.24		(0.37)		(0.13)	(0.26)	(0.53)	(0.79)	13.04	(0.54)	1,062,709		0.62	[f]	0.50	[f]	1.79		20
	5/31/18	13.21	0.23		1.14		1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069		0.36	[e]	0.25	[e]	1.64		12
	5/31/17	12.20	0.21		1.43		1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36	[e]	0.25	[e]	1.66		20
LIFECYCLE 2035 FUND
Institutional Class:	5/31/21	10.07	0.19		2.97		3.16	(0.32)	(0.54)	(0.86)	12.37	32.19	4,468,950		0.44	[g]	0.30	[g]	1.63		44
	5/31/20	9.97	0.25		0.44		0.69	(0.23)	(0.36)	(0.59)	10.07	6.67	3,369,098		0.50	[g]	0.38	[g]	2.48		23
	5/31/19	10.99	0.20		(0.38)		(0.18)	(0.29)	(0.55)	(0.84)	9.97	(1.08)	2,855,455		0.38	[f]	0.27	[f]	1.87		17
	5/31/18	10.44	0.19		1.04		1.23	(0.31)	(0.37)	(0.68)	10.99	11.98	2,729,789		0.11	[e]	0.00	[e]	1.76		13
	5/31/17	9.68	0.18		1.24		1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11	[e]	0.00	[e]	1.79		21
Advisor Class:	5/31/21	10.06	0.18		2.96		3.14	(0.31)	(0.54)	(0.85)	12.35	32.02	472		0.52	[g]	0.39	[g]	1.56		44
	5/31/20	9.96	0.28		0.40		0.68	(0.22)	(0.36)	(0.58)	10.06	6.64	363		0.58	[g]	0.46	[g]	2.74		23
	5/31/19	10.98	0.20		(0.38)		(0.18)	(0.29)	(0.55)	(0.84)	9.96	(1.11)	110		0.40	[f]	0.29	[f]	1.89		17
	5/31/18	10.43	0.19		1.04		1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121		0.15	[e]	0.04	[e]	1.74		13
	5/31/17	9.68	0.18		1.23		1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13	[e]	0.02	[e]	1.82		21
Premier Class:	5/31/21	10.04	0.17		2.96		3.13	(0.30)	(0.54)	(0.84)	12.33	31.99	396,128		0.59	[g]	0.45	[g]	1.46		44
	5/31/20	9.93	0.22		0.45		0.67	(0.20)	(0.36)	(0.56)	10.04	6.59	324,978		0.65	[g]	0.53	[g]	2.14		23
	5/31/19	10.95	0.18		(0.38)		(0.20)	(0.27)	(0.55)	(0.82)	9.93	(1.25)	550,501		0.52	[f]	0.41	[f]	1.75		17
	5/31/18	10.41	0.18		1.03		1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471		0.26	[e]	0.15	[e]	1.63		13
	5/31/17	9.65	0.16		1.25		1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26	[e]	0.15	[e]	1.65		21
Retirement Class:	5/31/21	13.78	0.22		4.09		4.31	(0.28)	(0.54)	(0.82)	17.27	31.86	1,157,175		0.69	[g]	0.55	[g]	1.40		44
	5/31/20	13.44	0.31		0.58		0.89	(0.19)	(0.36)	(0.55)	13.78	6.48	978,160		0.75	[g]	0.63	[g]	2.21		23
	5/31/19	14.50	0.23		(0.49)		(0.26)	(0.25)	(0.55)	(0.80)	13.44	(1.37)	980,659		0.63	[f]	0.51	[f]	1.63		17
	5/31/18	13.58	0.22		1.35		1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703		0.36	[e]	0.25	[e]	1.51		13
	5/31/17	12.40	0.20		1.61		1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36	[e]	0.25	[e]	1.55		21

84	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	85

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE 2040 FUND
Institutional Class:	5/31/21	$ 9.99	$0.18		$3.30		$3.48	$(0.33)	$(0.62)	$(0.95)	$12.52	35.87%	$5,311,332		0.44%[g]		0.29%[g]		1.54%		46%
	5/31/20	9.91	0.24		0.46		0.70	(0.20)	(0.42)	(0.62)	9.99	6.74	3,930,425		0.51	[g]	0.39	[g]	2.36		23
	5/31/19	11.15	0.18		(0.47)		(0.29)	(0.29)	(0.66)	(0.95)	9.91	(2.09)	3,346,627		0.39	[f]	0.27	[f]	1.68		18
	5/31/18	10.51	0.18		1.20		1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450		0.11	[e]	0.00	[e]	1.60		14
	5/31/17	9.67	0.17		1.37		1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11	[e]	0.00	[e]	1.67		25
Advisor Class:	5/31/21	9.98	0.17		3.30		3.47	(0.32)	(0.62)	(0.94)	12.51	35.84	305		0.51	[g]	0.37	[g]	1.48		46
	5/31/20	9.90	0.23		0.47		0.70	(0.20)	(0.42)	(0.62)	9.98	6.70	204		0.57	[g]	0.45	[g]	2.27		23
	5/31/19	11.14	0.18		(0.48)		(0.30)	(0.28)	(0.66)	(0.94)	9.90	(2.13)	130		0.41	[f]	0.30	[f]	1.70		18
	5/31/18	10.50	0.18		1.20		1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117		0.14	[e]	0.03	[e]	1.62		14
	5/31/17	9.67	0.17		1.36		1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13	[e]	0.02	[e]	1.70		25
Premier Class:	5/31/21	9.95	0.15		3.31		3.46	(0.31)	(0.62)	(0.93)	12.48	35.81	441,951		0.59	[g]	0.45	[g]	1.36		46
	5/31/20	9.87	0.20		0.48		0.68	(0.18)	(0.42)	(0.60)	9.95	6.55	372,625		0.66	[g]	0.54	[g]	1.97		23
	5/31/19	11.11	0.16		(0.47)		(0.31)	(0.27)	(0.66)	(0.93)	9.87	(2.28)	678,439		0.53	[f]	0.41	[f]	1.56		18
	5/31/18	10.47	0.16		1.20		1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576		0.26	[e]	0.15	[e]	1.48		14
	5/31/17	9.65	0.15		1.36		1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26	[e]	0.15	[e]	1.52		25
Retirement Class:	5/31/21	14.05	0.21		4.69		4.90	(0.29)	(0.62)	(0.91)	18.04	35.59	1,391,417		0.69	[g]	0.55	[g]	1.31		46
	5/31/20	13.71	0.30		0.62		0.92	(0.16)	(0.42)	(0.58)	14.05	6.51	1,161,770		0.76	[g]	0.64	[g]	2.08		23
	5/31/19	15.03	0.21		(0.62)		(0.41)	(0.25)	(0.66)	(0.91)	13.71	(2.37)	1,176,223		0.63	[f]	0.52	[f]	1.44		18
	5/31/18	13.93	0.20		1.60		1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032		0.36	[e]	0.25	[e]	1.36		14
	5/31/17	12.61	0.19		1.80		1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36	[e]	0.25	[e]	1.43		25
LIFECYCLE 2045 FUND
Institutional Class:	5/31/21	11.98	0.20		4.45		4.65	(0.36)	(0.70)	(1.06)	15.57	39.80	3,557,269		0.44	[g]	0.30	[g]	1.44		46
	5/31/20	11.89	0.28		0.55		0.83	(0.22)	(0.52)	(0.74)	11.98	6.60	2,441,105		0.52	[g]	0.40	[g]	2.25		19
	5/31/19	12.88	0.19		(0.59)		(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	1,915,136		0.40	[f]	0.28	[f]	1.55		13
	5/31/18	11.73	0.19		1.44		1.63	(0.37)	(0.11)	(0.48)	12.88	13.96	1,756,138		0.11	[e]	0.00	[e]	1.52		11
	5/31/17	10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12	[e]	0.00	[e]	1.61		23
Advisor Class:	5/31/21	11.99	0.22		4.41		4.63	(0.35)	(0.70)	(1.05)	15.57	39.64	153		0.50	[g]	0.35	[g]	1.57		46
	5/31/20	11.89	0.27		0.57		0.84	(0.22)	(0.52)	(0.74)	11.99	6.66	155		0.56	[g]	0.44	[g]	2.23		19
	5/31/19	12.88	0.20		(0.60)		(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	117		0.39	[f]	0.28	[f]	1.57		13
	5/31/18	11.73	0.19		1.44		1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126		0.12	[e]	0.01	[e]	1.53		11
	5/31/17	10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13	[e]	0.01	[e]	1.64		23
Premier Class:	5/31/21	11.93	0.18		4.42		4.60	(0.34)	(0.70)	(1.04)	15.49	39.52	309,234		0.59	[g]	0.45	[g]	1.26		46
	5/31/20	11.83	0.22		0.59		0.81	(0.19)	(0.52)	(0.71)	11.93	6.50	234,573		0.67	[g]	0.55	[g]	1.81		19
	5/31/19	12.82	0.17		(0.59)		(0.42)	(0.28)	(0.29)	(0.57)	11.83	(2.96)	435,004		0.54	[f]	0.42	[f]	1.41		13
	5/31/18	11.68	0.17		1.43		1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707		0.26	[e]	0.15	[e]	1.39		11
	5/31/17	10.38	0.16		1.55		1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27	[e]	0.15	[e]	1.47		23
Retirement Class:	5/31/21	11.89	0.17		4.39		4.56	(0.32)	(0.70)	(1.02)	15.43	39.38	779,894		0.69	[g]	0.55	[g]	1.21		46
	5/31/20	11.80	0.24		0.56		0.80	(0.19)	(0.52)	(0.71)	11.89	6.40	621,730		0.77	[g]	0.65	[g]	1.98		19
	5/31/19	12.78	0.16		(0.58)		(0.42)	(0.27)	(0.29)	(0.56)	11.80	(3.00)	599,598		0.64	[f]	0.52	[f]	1.30		13
	5/31/18	11.65	0.16		1.42		1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733		0.36	[e]	0.25	[e]	1.27		11
	5/31/17	10.35	0.15		1.55		1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37	[e]	0.25	[e]	1.38		23

86	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	87

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period	value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended	of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2050 FUND
Institutional Class:	5/31/21	$12.05	$0.20		$ 4.57	$ 4.77	$(0.36)	$(0.63)	$(0.99)	$15.83	40.55%	$2,626,383		0.45%[g]		0.29%[g]		1.43%		43%
	5/31/20	11.94	0.28		0.56	0.84	(0.22)	(0.51)	(0.73)	12.05	6.70	1,730,080		0.52	[g]	0.40	[g]	2.24		18
	5/31/19	12.95	0.19		(0.61)	(0.42)	(0.30)	(0.29)	(0.59)	11.94	(2.97)	1,267,704		0.40	[f]	0.28	[f]	1.52		12
	5/31/18	11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187		0.12	[e]	0.00	[e]	1.49		10
	5/31/17	10.42	0.17		1.59	1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12	[e]	0.00	[e]	1.59		22
Advisor Class:	5/31/21	12.04	0.14		4.63	4.77	(0.36)	(0.63)	(0.99)	15.82	40.56	395		0.49	[g]	0.33	[g]	0.96		43
	5/31/20	11.95	0.28		0.54	0.82	(0.22)	(0.51)	(0.73)	12.04	6.51	118		0.55	[g]	0.42	[g]	2.22		18
	5/31/19	12.95	0.19		(0.60)	(0.41)	(0.30)	(0.29)	(0.59)	11.95	(2.90)	117		0.40	[f]	0.28	[f]	1.55		12
	5/31/18	11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127		0.13	[e]	0.01	[e]	1.50		10
	5/31/17	10.42	0.18		1.58	1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14	[e]	0.01	[e]	1.62		22
Premier Class:	5/31/21	12.00	0.18		4.55	4.73	(0.34)	(0.63)	(0.97)	15.76	40.35	205,713		0.60	[g]	0.44	[g]	1.25		43
	5/31/20	11.89	0.22		0.59	0.81	(0.19)	(0.51)	(0.70)	12.00	6.50	152,698		0.67	[g]	0.55	[g]	1.74		18
	5/31/19	12.89	0.17		(0.60)	(0.43)	(0.28)	(0.29)	(0.57)	11.89	(3.07)	319,987		0.55	[f]	0.43	[f]	1.38		12
	5/31/18	11.72	0.17		1.46	1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950		0.27	[e]	0.15	[e]	1.37		10
	5/31/17	10.39	0.16		1.57	1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27	[e]	0.15	[e]	1.45		22
Retirement Class:	5/31/21	11.94	0.17		4.53	4.70	(0.33)	(0.63)	(0.96)	15.68	40.27	549,874		0.70	[g]	0.54	[g]	1.19		43
	5/31/20	11.85	0.24		0.55	0.79	(0.19)	(0.51)	(0.70)	11.94	6.33	424,505		0.77	[g]	0.65	[g]	1.95		18
	5/31/19	12.85	0.16		(0.60)	(0.44)	(0.27)	(0.29)	(0.56)	11.85	(3.19)	399,296		0.65	[f]	0.53	[f]	1.27		12
	5/31/18	11.68	0.16		1.46	1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498		0.37	[e]	0.25	[e]	1.25		10
	5/31/17	10.35	0.15		1.57	1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37	[e]	0.25	[e]	1.35		22
LIFECYCLE 2055 FUND
Institutional Class:	5/31/21	13.77	0.23		5.32	5.55	(0.41)	(0.53)	(0.94)	18.38	41.14	1,092,033		0.47	[g]	0.29	[g]	1.41		41
	5/31/20	13.61	0.31		0.63	0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	653,177		0.54	[g]	0.40	[g]	2.24		18
	5/31/19	14.69	0.21		(0.70)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.04)	404,603		0.43	[f]	0.29	[f]	1.49		10
	5/31/18	13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.29	307,441		0.14	[e]	0.00	[e]	1.45		9
	5/31/17	11.72	0.19		1.82	2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16	[e]	0.00	[e]	1.56		18
Advisor Class:	5/31/21	13.77	0.23		5.30	5.53	(0.40)	(0.53)	(0.93)	18.37	41.04	162		0.50	[g]	0.33	[g]	1.40		41
	5/31/20	13.61	0.31		0.63	0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	121		0.56	[g]	0.41	[g]	2.20		18
	5/31/19	14.69	0.22		(0.71)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.05)	119		0.42	[f]	0.28	[f]	1.52		10
	5/31/18	13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128		0.15	[e]	0.01	[e]	1.47		9
	5/31/17	11.72	0.20		1.80	2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18	[e]	0.02	[e]	1.59		18
Premier Class:	5/31/21	13.72	0.20		5.29	5.49	(0.38)	(0.53)	(0.91)	18.30	40.88	93,442		0.60	[g]	0.44	[g]	1.24		41
	5/31/20	13.56	0.24		0.67	0.91	(0.22)	(0.53)	(0.75)	13.72	6.37	62,637		0.69	[g]	0.55	[g]	1.68		18
	5/31/19	14.63	0.19		(0.69)	(0.50)	(0.31)	(0.26)	(0.57)	13.56	(3.14)	135,603		0.57	[f]	0.43	[f]	1.35		10
	5/31/18	13.26	0.19		1.67	1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351		0.29	[e]	0.15	[e]	1.35		9
	5/31/17	11.68	0.17		1.81	1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31	[e]	0.15	[e]	1.42		18
Retirement Class:	5/31/21	13.71	0.19		5.29	5.48	(0.37)	(0.53)	(0.90)	18.29	40.80	237,666		0.71	[g]	0.54	[g]	1.18		41
	5/31/20	13.56	0.27		0.63	0.90	(0.22)	(0.53)	(0.75)	13.71	6.28	181,024		0.79	[g]	0.65	[g]	1.95		18
	5/31/19	14.63	0.17		(0.68)	(0.51)	(0.30)	(0.26)	(0.56)	13.56	(3.24)	155,354		0.67	[f]	0.53	[f]	1.24		10
	5/31/18	13.26	0.17		1.67	1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389		0.39	[e]	0.25	[e]	1.22		9
	5/31/17	11.69	0.16		1.80	1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41	[e]	0.25	[e]	1.31		18

88	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	89

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2060 FUND
Institutional Class:	5/31/21		$11.35	$0.19		$ 4.45	$ 4.64	$(0.32)	$(0.31)	$(0.63)	$15.36	41.61%	$313,864		0.49%[g]		0.29%[g]		1.39%		40%
	5/31/20		11.13	0.25		0.52	0.77	(0.21)	(0.34)	(0.55)	11.35	6.60	155,744		0.62	[g]	0.39	[g]	2.18		22
	5/31/19		12.02	0.18		(0.59)	(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.17)	81,477		0.55	[f]	0.29	[f]	1.54		36
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836		0.34	[e]	0.00	[e]	1.39		37
	5/31/17		9.51	0.14		1.50	1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932		0.75	[e]	0.00	[e]	1.44		79
Advisor Class:	5/31/21		11.35	0.17		4.46	4.63	(0.32)	(0.31)	(0.63)	15.35	41.50	241		0.54	[g]	0.34	[g]	1.25		40
	5/31/20		11.13	0.25		0.51	0.76	(0.20)	(0.34)	(0.54)	11.35	6.60	117		0.66	[g]	0.44	[g]	2.16		22
	5/31/19		12.02	0.17		(0.58)	(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.20)	115		0.55	[f]	0.30	[f]	1.51		36
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133		0.38	[e]	0.04	[e]	1.41		37
	5/31/17		9.51	0.15		1.48	1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77	[e]	0.03	[e]	1.53		79
Premier Class:	5/31/21		11.33	0.17		4.44	4.61	(0.30)	(0.31)	(0.61)	15.33	41.44	18,792		0.64	[g]	0.44	[g]	1.25		40
	5/31/20		11.11	0.19		0.56	0.75	(0.19)	(0.34)	(0.53)	11.33	6.48	10,846		0.77	[g]	0.55	[g]	1.68		22
	5/31/19		12.00	0.16		(0.59)	(0.43)	(0.25)	(0.21)	(0.46)	11.11	(3.31)	18,553		0.70	[f]	0.44	[f]	1.39		36
	5/31/18		10.80	0.15		1.38	1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028		0.49	[e]	0.15	[e]	1.30		37
	5/31/17		9.50	0.13		1.49	1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90	[e]	0.15	[e]	1.32		79
Retirement Class:	5/31/21		11.31	0.16		4.43	4.59	(0.29)	(0.31)	(0.60)	15.30	41.31	63,880		0.74	[g]	0.54	[g]	1.16		40
	5/31/20		11.10	0.22		0.51	0.73	(0.18)	(0.34)	(0.52)	11.31	6.32	38,705		0.87	[g]	0.65	[g]	1.91		22
	5/31/19		11.99	0.15		(0.59)	(0.44)	(0.24)	(0.21)	(0.45)	11.10	(3.41)	27,045		0.79	[f]	0.53	[f]	1.27		36
	5/31/18		10.79	0.13		1.39	1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314		0.59	[e]	0.25	[e]	1.07		37
	5/31/17		9.50	0.12		1.49	1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00	[e]	0.25	[e]	1.20		79
LIFECYCLE 2065 FUND
Institutional Class:	5/31/21	§	10.00	0.14		2.60	2.74	(0.26)	(0.03)	(0.29)	12.45	27.76 [b]	4,818		4.73	[c,g]	0.26	[c,g]	1.81	[c]	49	[b]
Advisor Class:	5/31/21	§	10.00	0.13		2.60	2.73	(0.26)	(0.03)	(0.29)	12.44	27.62 [b]	622		5.07	[c,g]	0.41	[c,g]	1.70	[c]	49	[b]
Premier Class:	5/31/21	§	10.00	0.12		2.60	2.72	(0.26)	(0.03)	(0.29)	12.43	27.51 [b]	726		5.20	[c,g]	0.41	[c,g]	1.60	[c]	49	[b]
Retirement Class:	5/31/21	§	10.00	0.12		2.58	2.70	(0.25)	(0.03)	(0.28)	12.42	27.38 [b]	802		5.33	[c,g]	0.51	[c,g]	1.54	[c]	49	[b]

§	The Fund commenced operations on September 30, 2020.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Funds expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[g]	The Fund’s expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

90	2021 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	91

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle 2065 Fund commenced operations on September 30, 2020.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The

92	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	93

Notes to financial statements

market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.

94	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

The following table summarizes the market value of the Funds’ investments as of May 31, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$585,677,899	$—	$—	$—	$585,677,899
TIAA-CREF Real Property Fund LP	—	—	—	22,742,229	22,742,229
Total	$585,677,899	$—	$—	$22,742,229	$608,420,128
Lifecycle 2010
Registered investment companies	$1,237,126,788	$—	$—	$—	$1,237,126,788
TIAA-CREF Real Property Fund LP	—	—	—	43,915,568	43,915,568
Total	$1,237,126,788	$—	$—	$43,915,568	$1,281,042,356
Lifecycle 2015
Registered investment companies	$1,763,910,394	$—	$—	$—	$1,763,910,394
TIAA-CREF Real Property Fund LP	—	—	—	68,560,246	68,560,246
Total	$1,763,910,394	$—	$—	$68,560,246	$1,832,470,640
Lifecycle 2020
Registered investment companies	$3,806,487,921	$—	$—	$—	$3,806,487,921
TIAA-CREF Real Property Fund LP	—	—	—	147,859,298	147,859,298
Total	$3,806,487,921	$—	$—	$147,859,298	$3,954,347,219
Lifecycle 2025
Registered investment companies	$5,252,946,354	$—	$—	$—	$5,252,946,354
TIAA-CREF Real Property Fund LP	—	—	—	203,617,781	203,617,781
Total	$5,252,946,354	$—	$—	$203,617,781	$5,456,564,135
Lifecycle 2030
Registered investment companies	$5,612,261,423	$—	$—	$—	$5,612,261,423
TIAA-CREF Real Property Fund LP	—	—	—	217,338,488	217,338,488
Total	$5,612,261,423	$—	$—	$217,338,488	$5,829,599,911
Lifecycle 2035
Registered investment companies	$5,786,711,304	$—	$—	$—	$5,786,711,304
TIAA-CREF Real Property Fund LP	—	—	—	223,986,695	223,986,695
Total	$5,786,711,304	$—	$—	$223,986,695	$6,010,697,999
Lifecycle 2040
Registered investment companies	$6,866,320,006	$—	$—	$—	$6,866,320,006
TIAA-CREF Real Property Fund LP	—	—	—	265,536,087	265,536,087
Total	$6,866,320,006	$—	$—	$265,536,087	$7,131,856,093
Lifecycle 2045
Registered investment companies	$4,463,161,074	$—	$—	$—	$4,463,161,074
TIAA-CREF Real Property Fund LP	—	—	—	172,347,468	172,347,468
Total	$4,463,161,074	$—	$—	$172,347,468	$4,635,508,542

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	95

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle 2050
Registered investment companies	$3,248,384,786	$—	$—	$—	$3,248,384,786
TIAA-CREF Real Property Fund LP	—	—	—	125,376,563	125,376,563
Total	$3,248,384,786	$—	$—	$125,376,563	$3,373,761,349
Lifecycle 2055
Registered investment companies	$1,366,548,241	$—	$—	$—	$1,366,548,241
TIAA-CREF Real Property Fund LP	—	—	—	52,724,015	52,724,015
Total	$1,366,548,241	$—	$—	$52,724,015	$1,419,272,256
Lifecycle 2060
Registered investment companies	$380,448,542	$—	$—	$—	$380,448,542
TIAA-CREF Real Property Fund LP	—	—	—	14,655,401	14,655,401
Total	$380,448,542	$—	$—	$14,655,401	$395,103,943
Lifecycle 2065
Registered investment companies	$6,705,414	$—	$—	$—	$6,705,414
TIAA-CREF Real Property Fund LP	—	—	—	259,395	259,395
Total	$6,705,414	$—	$—	$259,395	$6,964,809

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Note 4—investments

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Real Property Fund (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the portfolio of investments.

96	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2021 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Retirement Income	$237,718	$234,254
Lifecycle 2010	471,349	481,224
Lifecycle 2015	647,095	732,878
Lifecycle 2020	1,448,312	1,612,727
Lifecycle 2025	2,108,546	2,030,000
Lifecycle 2030	2,365,113	2,148,901
Lifecycle 2035	2,545,957	2,349,567
Lifecycle 2040	3,075,658	2,915,145
Lifecycle 2045	2,102,355	1,805,021
Lifecycle 2050	1,530,226	1,221,865
Lifecycle 2055	686,466	475,147
Lifecycle 2060	228,849	116,324
Lifecycle 2065	8,515	2,570

Note 5—Income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31 2021, permanent book and and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, dividend reclassifications, investments in partnerships, the utilization of tax equalization credits, and nondeductible 12b-1 fees were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	97

Notes to financial statements

Net unrealized appreciation (depreciation): At May 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Retirement Income	$528,284	$87,876	$(7,740)	$80,136
Lifecycle 2010	1,089,582	210,453	(18,993)	191,460
Lifecycle 2015	1,619,789	237,815	(25,134)	212,681
Lifecycle 2020	3,439,779	563,248	(48,680)	514,568
Lifecycle 2025	4,653,111	857,506	(54,052)	803,454
Lifecycle 2030	4,862,434	1,015,278	(48,111)	967,167
Lifecycle 2035	4,894,991	1,161,229	(45,522)	1,115,707
Lifecycle 2040	5,663,814	1,517,964	(49,922)	1,468,042
Lifecycle 2045	3,551,383	1,116,865	(32,739)	1,084,126
Lifecycle 2050	2,596,313	799,505	(22,057)	777,448
Lifecycle 2055	1,123,107	305,250	(9,084)	296,166
Lifecycle 2060	325,591	73,155	(3,642)	69,513
Lifecycle 2065	5,934	1,057	(27)	1,030

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended May 31, 2021 and May 31, 2020 was as follows:

	5/31/2021			5/31/2020
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$14,302,738	$17,467,353	$31,770,091	$12,946,594	$7,758,705	$20,705,299
Lifecycle 2010	34,604,447	59,479,547	94,083,994	33,381,576	21,281,267	54,662,843
Lifecycle 2015	48,522,263	52,307,744	100,830,007	43,063,258	29,927,489	72,990,747
Lifecycle 2020	108,863,757	125,021,838	233,885,595	82,302,049	76,912,521	159,214,570
Lifecycle 2025	134,425,131	169,535,428	303,960,559	100,377,682	111,559,621	211,937,303
Lifecycle 2030	143,026,796	191,592,719	334,619,515	90,932,206	130,723,905	221,656,111
Lifecycle 2035	142,574,750	224,746,157	367,320,907	91,038,059	152,423,405	243,461,464
Lifecycle 2040	169,558,271	305,117,437	474,675,708	94,348,532	205,687,170	300,035,702
Lifecycle 2045	108,458,841	182,259,203	290,718,044	55,442,955	130,773,793	186,216,748
Lifecycle 2050	80,540,450	112,609,034	193,149,484	37,900,523	88,295,156	126,195,679
Lifecycle 2055	34,830,539	30,654,989	65,485,528	13,951,395	29,619,848	43,571,243
Lifecycle 2060	8,321,478	5,059,592	13,381,070	2,877,499	4,796,501	7,674,000
Lifecycle 2065	144,492	—	144,492	—	—	—

98	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Components of accumulated earnings: As of May 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Total
Lifecycle Retirement Income	$3,190,790	$19,684,128	$80,136,533		$103,011,451
Lifecycle 2010	11,030,070	50,508,306	191,460,055		252,998,431
Lifecycle 2015	13,970,463	61,355,006	212,681,207		288,006,676
Lifecycle 2020	30,993,450	149,533,998	514,568,202		695,095,650
Lifecycle 2025	34,147,206	220,364,052	803,453,499		1,057,964,757
Lifecycle 2030	30,295,424	254,793,850	967,166,357		1,252,255,631
Lifecycle 2035	28,013,938	289,630,465	1,115,707,392		1,433,351,795
Lifecycle 2040	29,543,947	377,545,507	1,468,042,301		1,875,131,755
Lifecycle 2045	16,624,450	266,385,955	1,084,125,616		1,367,136,021
Lifecycle 2050	9,860,457	182,327,947	777,448,487		969,636,891
Lifecycle 2055	3,574,927	66,038,712	296,165,541		365,779,180
Lifecycle 2060	610,032	14,050,444	69,512,573		84,173,049
Lifecycle 2065	22,170	189,861	1,030,474		1,242,505

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Advisors has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2023, unless changed with approval of the Board. In addition, Advisors has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September 30, 2021. As of May 31, 2021, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	99

Notes to financial statements

Fund	Investment management fee—effective rate
Lifecycle Retirement Income	0.29%
Lifecycle 2010	0.29
Lifecycle 2015	0.30
Lifecycle 2020	0.30
Lifecycle 2025	0.31
Lifecycle 2030	0.31
Lifecycle 2035	0.32
Lifecycle 2040	0.32
Lifecycle 2045	0.32
Lifecycle 2050	0.32
Lifecycle 2055	0.32
Lifecycle 2060	0.32
Lifecycle 2065	0.30

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2021. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional

100	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2021, unless changed with approval of the Board.

Effective May 1, 2021, Advisors has agreed to implement a voluntary waiver reducing the Lifecycle Retirement Income Fund expense cap for the Retirement Class to 0.235%. Prior to May 1, 2021, the expense cap was 0.25%. The waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2021, the Funds did not engage in security transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of May 31, 2021:

Fund	TIAA	TIAA Access	Total
Lifecycle Retirement Income	—%	10%	10%
Lifecycle 2010	—	10	10
Lifecycle 2015	—	11	11
Lifecycle 2020	—	13	13
Lifecycle 2025	—	13	13
Lifecycle 2030	—	13	13
Lifecycle 2035	—	13	13
Lifecycle 2040	—	13	13
Lifecycle 2045	—	14	14
Lifecycle 2050	—	18	18
Lifecycle 2055	—	14	14
Lifecycle 2060	—	14	14
Lifecycle 2065	89	2	91

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	101

Notes to financial statements

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in the RPF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle Retirement Income Fund
Nuveen Funds:
Dividend Value	$9,522	$13,946	$5,583	$(415)	$6,975	$335	$24,445
International Growth	—	15,316	2,677	2	1,782	—	14,423
Santa Barbara Dividend Growth	—	22,768	4,133	737	2,839	164	21,633
TIAA-CREF Funds:
Core Bond	110,523	37,775	20,781	2,000	(1,481)	2,859	125,912
Core Plus Bond	69,398	20,487	11,655	552	695	2,084	78,920
Emerging Markets Debt	10,262	4,710	3,216	(30)	1,293	588	13,019
Emerging Markets Equity	10,671	2,061	7,716	1,978	2,475	154	8,768
Growth & Income	28,967	5,501	20,207	5,148	3,799	388	21,831
High-Yield	12,155	3,698	4,610	(65)	937	675	12,115
Inflation-Linked Bond	53,284	14,258	9,742	27	3,060	916	60,887
International Bond	11,125	3,645	2,100	110	13	276	12,684
International Equity	12,941	8,955	8,297	477	6,013	288	20,089
International Opportunities	12,090	4,922	7,081	1,019	3,747	145	14,415
Large-Cap Growth	29,241	15,269	23,562	12,015	(2,590)	197	23,666
Large-Cap Growth Index	—	24,299	3,445	340	2,644	150	23,586
Large-Cap Value	21,828	11,629	17,593	1,235	7,331	532	24,430
Quant International Equity	14,780	497	16,573	872	424	328	—
Quant International Small-Cap Equity	7,547	1,400	2,620	(66)	3,182	225	9,443
Quant Large-Cap Growth	25,435	597	28,908	13,828	(9,234)	182	—
Quant Large-Cap Value	9,539	2,844	12,854	1,702	(818)	171	—
Quant Small-Cap Equity	5,999	2,127	4,555	633	2,677	65	6,881
Quant Small/Mid-Cap Equity	4,895	2,570	2,935	381	3,050	76	7,881
Short-Term Bond	53,210	16,627	9,701	37	514	1,049	60,650
TIAA-CREF Real Property Fund LPa	24,147	1,817	3,710	(107)	595	643	22,742
	$537,559	$237,718	$234,254	$42,410	$39,922	$12,490	$608,420

102	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2010 Fund
Nuveen Funds:
Dividend Value	$20,290	$30,749	$14,877	$(1,088)	$15,653	$713	$50,727
International Growth	—	31,950	5,767	50	3,646	—	29,879
Santa Barbara Dividend Growth	—	48,981	10,670	1,597	6,144	349	44,845
TIAA-CREF Funds:
Core Bond	235,308	74,796	41,478	4,223	(3,250)	6,083	265,132
Core Plus Bond	147,990	39,247	22,377	1,136	1,426	4,428	166,250
Emerging Markets Debt	22,021	9,798	7,038	(84)	2,721	1,245	27,418
Emerging Markets Equity	22,816	4,895	17,470	5,120	4,313	321	18,212
Growth & Income	61,891	7,389	40,347	16,531	2,661	819	45,255
High-Yield	25,788	8,225	10,365	(33)	1,877	1,437	25,492
Inflation-Linked Bond	112,843	28,057	19,257	124	6,473	1,939	128,240
International Bond	23,674	7,704	4,683	226	26	580	26,717
International Equity	27,694	17,622	17,297	1,614	11,967	602	41,600
International Opportunities	25,808	9,188	14,632	2,622	7,387	302	29,784
Large-Cap Growth	62,625	20,892	40,812	31,590	(11,318)	410	48,995
Large-Cap Growth Index	—	52,598	9,714	775	5,722	313	48,854
Large-Cap Value	46,663	14,158	29,140	5,323	13,648	1,113	50,652
Quant International Equity	31,592	1,419	35,771	3,095	(335)	679	—
Quant International Small-Cap Equity	16,166	2,826	6,004	(119)	6,702	470	19,571
Quant Large-Cap Growth	54,477	1,638	62,366	35,259	(25,450)	377	—
Quant Large-Cap Value	20,405	6,251	27,674	5,039	(3,166)	353	—
Quant Small-Cap Equity	12,822	2,106	7,917	1,981	5,277	135	14,269
Quant Small/Mid-Cap Equity	10,463	5,561	6,909	1,059	6,350	158	16,357
Short-Term Bond	112,768	42,851	17,821	72	1,090	2,310	138,878
TIAA-CREF Real Property Fund LPa	51,387	2,448	10,838	(235)	1,153	1,336	43,915
	$1,145,491	$471,349	$481,224	$115,877	$60,717	$26,472	$1,281,042

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	103

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2015 Fund
Nuveen Funds:
Dividend Value	$34,333	$47,285	$23,350	$(1,655)	$25,403	$1,164	$82,016
International Growth	—	49,585	7,441	83	5,982	—	48,209
Santa Barbara Dividend Growth	—	79,154	17,125	2,562	10,042	562	72,636
TIAA-CREF Funds:
Core Bond	336,764	99,293	59,929	6,028	(4,523)	8,570	371,267
Core Plus Bond	211,612	52,753	33,518	1,660	2,043	6,245	232,885
Emerging Markets Debt	31,270	12,510	8,972	(197)	3,941	1,779	38,552
Emerging Markets Equity	38,032	6,033	27,683	5,383	10,148	532	29,494
Growth & Income	103,931	7,977	65,497	19,591	12,014	1,356	73,262
High-Yield	36,786	10,265	13,927	(1,369)	3,977	2,033	35,732
Inflation-Linked Bond	132,624	33,958	21,118	82	7,658	2,294	153,204
International Bond	33,890	10,573	7,070	314	48	827	37,427
International Equity	46,175	25,521	26,799	493	21,764	996	67,154
International Opportunities	43,715	9,677	20,962	4,589	11,988	501	48,032
Large-Cap Growth	104,374	29,030	64,335	41,217	(7,868)	679	79,258
Large-Cap Growth Index	—	85,029	15,694	1,299	9,342	518	79,104
Large-Cap Value	77,891	20,316	47,211	2,833	28,167	1,843	81,996
Quant International Equity	52,974	1,094	58,645	(2,164)	6,741	1,127	—
Quant International Small-Cap Equity	27,053	2,902	9,134	(301)	11,109	776	31,629
Quant Large-Cap Growth	91,264	307	101,947	40,341	(24,048)	628	—
Quant Large-Cap Value	34,239	8,574	44,503	(1,510)	4,617	586	—
Quant Small-Cap Equity	21,458	2,472	12,768	1,306	10,623	223	23,091
Quant Small/Mid-Cap Equity	17,511	7,981	10,840	1,665	10,473	262	26,513
Short-Term Bond	132,365	41,672	22,854	84	1,277	2,620	152,450
TIAA-CREF Real Property Fund LPa	75,515	3,134	11,556	(245)	1,712	1,991	68,560
	$1,683,776	$647,095	$732,878	$122,089	$162,630	$38,112	$1,832,471

104	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2020 Fund
Nuveen Funds:
Dividend Value	$81,541	$111,110	$51,301	$(3,246)	$60,630	$2,803	$198,734
International Growth	—	120,025	17,672	108	14,515	—	116,976
Santa Barbara Dividend Growth	—	186,381	35,724	6,100	24,353	1,349	176,233
TIAA-CREF Funds:
Core Bond	691,856	223,481	124,547	12,003	(9,114)	17,916	780,211
Core Plus Bond	435,050	119,988	69,552	3,031	4,550	13,062	489,542
Emerging Markets Debt	64,583	26,684	17,596	(364)	8,180	3,744	81,487
Emerging Markets Equity	90,128	12,918	62,766	13,269	23,912	1,296	71,568
Growth & Income	246,974	16,078	149,847	45,358	30,654	3,271	177,622
High-Yield	76,323	22,110	28,817	(2,546)	8,009	4,264	75,079
Inflation-Linked Bond	209,767	60,413	31,432	47	12,437	3,734	251,232
International Bond	69,674	22,576	13,688	605	114	1,754	78,585
International Equity	109,469	59,577	59,564	1,689	51,806	2,429	162,977
International Opportunities	104,438	22,082	47,399	10,558	29,397	1,222	116,694
Large-Cap Growth	248,744	67,421	148,126	97,432	(17,098)	1,656	191,889
Large-Cap Growth Index	—	202,995	34,993	3,182	22,643	1,265	191,699
Large-Cap Value	185,302	44,719	105,848	6,814	67,905	4,492	198,892
Quant International Equity	126,167	2,002	139,055	(3,226)	14,112	2,738	—
Quant International Small-Cap Equity	64,483	5,836	19,658	(500)	26,544	1,888	76,705
Quant Large-Cap Growth	216,894	549	241,953	96,391	(57,481)	1,527	—
Quant Large-Cap Value	81,507	18,490	104,072	(2,596)	10,110	1,422	—
Quant Small-Cap Equity	50,991	4,847	28,637	2,837	25,945	543	55,983
Quant Small/Mid-Cap Equity	41,424	17,916	23,753	3,964	25,366	640	64,241
Short-Term Bond	209,527	73,272	34,673	124	2,043	4,244	250,139
TIAA-CREF Real Property Fund LPa	159,887	6,842	22,054	(598)	3,782	4,275	147,859
	$3,564,729	$1,448,312	$1,612,727	$290,436	$383,314	$81,534	$3,954,347

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	105

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2025 Fund
Nuveen Funds:
Dividend Value	$123,692	$171,370	$61,892	$(4,031)	$94,170	$4,391	$323,309
International Growth	—	185,108	18,486	139	22,869	—	189,630
Santa Barbara Dividend Growth	—	289,688	42,673	8,761	39,396	2,149	287,516
TIAA-CREF Funds:
Core Bond	762,951	312,487	102,451	14,514	(12,288)	20,689	959,634
Core Plus Bond	480,090	170,723	52,168	3,832	4,183	15,120	602,554
Emerging Markets Debt	71,335	39,115	17,718	(382)	9,366	4,374	101,716
Emerging Markets Equity	136,689	20,508	88,498	18,928	37,983	2,015	116,447
Growth & Income	374,810	25,911	212,191	61,298	56,485	5,059	288,270
High-Yield	85,859	29,865	29,731	(2,540)	8,853	5,014	92,306
Inflation-Linked Bond	176,753	67,946	18,262	(9)	11,075	3,306	237,503
International Bond	76,920	32,231	12,366	699	22	2,035	96,698
International Equity	165,117	89,698	72,449	832	82,083	3,784	265,281
International Opportunities	159,853	33,223	62,148	12,477	49,831	1,899	189,536
Large-Cap Growth	376,880	100,557	201,289	142,137	(18,374)	2,577	312,012
Large-Cap Growth Index	—	312,385	38,376	4,496	36,170	1,969	311,361
Large-Cap Value	281,002	65,049	140,289	5,706	110,988	6,988	322,456
Quant International Equity	191,034	2,708	210,299	(3,760)	20,317	4,242	—
Quant International Small-Cap Equity	97,628	9,793	23,092	(920)	41,377	2,936	124,786
Quant Large-Cap Growth	329,052	523	366,606	143,159	(83,781)	2,371	—
Quant Large-Cap Value	123,316	27,192	156,887	(3,354)	15,053	2,200	—
Quant Small-Cap Equity	77,084	6,716	37,571	2,200	42,552	844	90,981
Quant Small/Mid-Cap Equity	62,792	27,885	30,927	4,848	40,803	997	104,348
Short-Term Bond	176,641	78,602	20,339	124	1,710	3,762	236,602
TIAA-CREF Real Property Fund LPa	203,176	9,263	13,292	(556)	5,027	5,606	203,618
	$4,532,674	$2,108,546	$2,030,000	$408,598	$615,870	$104,327	$5,456,564

106	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2030 Fund
Nuveen Funds:
Dividend Value	$145,607	$206,326	$59,078	$(3,789)	$113,359	$5,315	$402,425
International Growth	—	222,923	14,516	89	27,790	—	236,286
Santa Barbara Dividend Growth	—	348,624	41,042	10,394	48,446	2,627	357,117
TIAA-CREF Funds:
Core Bond	656,966	320,528	85,486	13,069	(11,816)	18,348	879,449
Core Plus Bond	414,620	180,457	44,314	3,423	3,223	13,464	553,750
Emerging Markets Debt	62,217	41,352	16,288	(353)	8,373	3,977	95,301
Emerging Markets Equity	161,262	25,984	99,620	21,397	46,371	2,428	144,353
Growth & Income	442,133	30,263	233,938	66,407	74,885	6,074	358,006
High-Yield	75,685	32,210	28,638	(2,152)	7,840	4,553	84,945
Inflation-Linked Bond	88,651	49,430	6,975	(9)	5,941	1,776	137,038
International Bond	66,501	33,730	11,129	637	(53)	1,813	88,966
International Equity	194,273	106,535	71,333	(306)	99,912	4,564	329,081
International Opportunities	189,983	42,713	67,943	11,317	63,709	2,289	235,319
Large-Cap Growth	444,501	120,111	219,258	164,441	(16,417)	3,105	387,447
Large-Cap Growth Index	—	370,881	28,801	4,942	44,371	2,374	387,398
Large-Cap Value	332,225	77,393	149,440	2,488	138,508	8,426	401,174
Quant International Equity	225,192	4,307	249,043	(4,497)	24,041	5,095	—
Quant International Small-Cap Equity	115,004	13,557	22,684	(1,633)	50,338	3,541	154,582
Quant Large-Cap Growth	387,692	602	431,648	168,249	(98,019)	2,851	—
Quant Large-Cap Value	145,660	32,707	186,010	(3,058)	17,083	2,639	—
Quant Small-Cap Equity	91,228	7,921	39,965	1,139	52,801	1,016	113,124
Quant Small/Mid-Cap Equity	74,436	32,459	30,735	4,693	50,467	1,204	130,049
Short-Term Bond	88,601	54,903	7,903	69	856	2,025	136,452
TIAA-CREF Real Property Fund LPa	206,417	9,197	3,114	(211)	5,049	5,824	217,338
	$4,608,854	$2,365,113	$2,148,901	$456,746	$757,058	$105,328	$5,829,600

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	107

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2035 Fund
Nuveen Funds:
Dividend Value	$167,949	$229,632	$51,553	$(3,037)	$130,297	$6,158	$473,288
International Growth	—	261,027	14,959	85	32,302	—	278,455
Santa Barbara Dividend Growth	—	403,249	42,238	12,188	56,334	3,062	418,613
TIAA-CREF Funds:
Core Bond	542,727	315,245	89,919	10,865	(10,159)	15,473	757,070
Core Plus Bond	343,453	177,377	45,055	2,885	2,509	11,419	478,051
Emerging Markets Debt	51,606	42,349	16,295	(272)	7,172	3,487	84,560
Emerging Markets Equity	185,549	30,906	111,884	24,462	53,630	2,821	169,834
Growth & Income	509,083	35,176	261,793	74,289	89,204	7,038	420,677
High-Yield	64,860	33,204	29,700	(2,120)	7,084	3,967	73,328
Inflation-Linked Bond	—	20,941	252	— ^	404	128	21,093
International Bond	55,122	32,237	10,393	549	(93)	1,546	76,808
International Equity	223,054	121,770	73,198	(900)	116,157	5,310	386,883
International Opportunities	218,385	51,064	74,227	12,428	74,863	2,661	277,329
Large-Cap Growth	511,656	136,899	241,018	189,116	(18,013)	3,611	455,471
Large-Cap Growth Index	—	426,905	24,134	5,495	51,695	2,762	455,314
Large-Cap Value	382,664	87,368	161,977	521	163,025	9,793	471,601
Quant International Equity	259,482	5,648	287,609	(4,752)	27,231	5,908	—
Quant International Small-Cap Equity	132,520	16,808	24,338	(2,029)	58,468	4,143	181,429
Quant Large-Cap Growth	446,669	798	497,174	194,585	(113,677)	3,310	—
Quant Large-Cap Value	167,691	39,263	215,829	(3,340)	19,611	3,058	—
Quant Small-Cap Equity	104,789	8,239	42,544	448	62,027	1,181	132,959
Quant Small/Mid-Cap Equity	85,334	36,161	31,024	4,811	59,151	1,401	152,953
Short-Term Bond	—	21,407	403	5	(8)	145	20,995
TIAA-CREF Real Property Fund LPa	208,751	12,284	2,051	(148)	5,151	5,936	223,987
	$4,661,344	$2,545,957	$2,349,567	$516,134	$874,365	$104,318	$6,010,698

108	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2040 Fund
Nuveen Funds:
Dividend Value	$220,112	$298,905	$58,463	$(3,051)	$171,599	$8,153	$629,102
International Growth	—	342,190	13,681	145	42,761	—	371,415
Santa Barbara Dividend Growth	—	527,918	47,258	16,390	74,523	4,058	556,953
TIAA-CREF Funds:
Core Bond	382,591	303,052	78,573	7,875	(8,155)	11,535	598,044
Core Plus Bond	245,615	168,852	34,183	2,093	1,449	8,685	381,437
Emerging Markets Debt	37,409	47,839	17,557	(213)	5,783	2,925	73,261
Emerging Markets Equity	243,166	40,250	143,143	31,699	71,157	3,733	226,154
Growth & Income	668,010	45,007	334,579	97,696	118,093	9,297	560,768
High-Yield	51,524	35,897	33,122	(887)	5,096	3,288	58,508
International Bond	39,454	30,190	8,163	416	(142)	1,183	61,285
International Equity	291,459	159,103	87,000	(1,692)	153,848	7,031	515,718
International Opportunities	287,250	62,500	90,109	16,174	99,045	3,523	367,994
Large-Cap Growth	671,026	176,819	303,605	249,561	(24,065)	4,779	606,728
Large-Cap Growth Index	—	566,279	29,095	7,173	68,663	3,656	606,868
Large-Cap Value	501,969	109,475	198,313	(1,550)	217,736	12,973	629,317
Quant International Equity	340,216	10,736	380,369	(6,133)	35,550	7,804	—
Quant International Small-Cap Equity	173,690	24,239	30,811	(2,375)	76,990	5,503	241,733
Quant Large-Cap Growth	585,497	1,038	651,544	258,896	(152,644)	4,375	—
Quant Large-Cap Value	220,226	48,722	280,645	(3,159)	24,617	4,036	—
Quant Small-Cap Equity	137,485	9,527	52,685	(187)	82,765	1,562	176,905
Quant Small/Mid-Cap Equity	111,898	46,257	36,662	5,913	78,684	1,856	204,130
TIAA-CREF Real Property Fund LPa	244,287	20,863	5,585	(239)	6,210	7,007	265,536
	$5,452,884	$3,075,658	$2,915,145	$674,545	$1,149,563	$116,962	$7,131,856

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	109

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2045 Fund
Nuveen Funds:
Dividend Value	$146,745	$218,376	$29,921	$(1,605)	$120,367	$5,681	$453,962
International Growth	—	246,034	8,585	46	30,081	—	267,576
Santa Barbara Dividend Growth	—	378,635	31,477	11,325	52,996	2,869	401,127
TIAA-CREF Funds:
Core Bond	82,742	128,611	31,150	1,782	(2,432)	2,904	177,332
Core Plus Bond	56,757	73,549	13,439	482	100	2,358	116,786
Emerging Markets Debt	8,932	27,273	9,492	(27)	1,895	1,073	28,581
Emerging Markets Equity	162,358	34,777	91,799	24,086	46,065	2,615	163,597
Growth & Income	444,984	37,227	204,422	54,029	94,996	6,418	403,371
High-Yield	16,862	18,815	19,327	502	1,061	1,162	17,913
International Bond	9,095	12,618	2,838	98	(78)	328	18,765
International Equity	194,341	118,621	47,097	340	105,326	4,928	371,531
International Opportunities	192,501	55,324	56,430	7,917	71,804	2,475	266,294
Large-Cap Growth	447,444	128,287	178,998	159,923	(4,889)	3,348	437,556
Large-Cap Growth Index	—	400,871	13,370	4,754	48,692	2,562	436,636
Large-Cap Value	333,988	82,937	114,986	(3,770)	154,721	9,081	452,890
Quant International Equity	226,521	11,721	257,973	5,906	13,825	5,459	—
Quant International Small-Cap Equity	115,556	23,289	16,607	(1,812)	53,586	3,865	174,012
Quant Large-Cap Growth	389,323	3,327	435,415	182,689	(111,056)	3,062	—
Quant Large-Cap Value	146,675	37,621	192,118	5,546	9,100	2,821	—
Quant Small-Cap Equity	91,521	7,722	29,006	1,346	56,203	1,094	127,786
Quant Small/Mid-Cap Equity	74,661	33,157	18,136	3,013	56,126	1,301	147,447
TIAA-CREF Real Property Fund LPa	147,261	23,563	2,435	(124)	4,082	4,390	172,347
	$3,288,267	$2,102,355	$1,805,021	$456,446	$802,571	$69,794	$4,635,509

110	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2050 Fund
Nuveen Funds:
Dividend Value	$103,923	$164,037	$16,325	$(579)	$87,872	$4,137	$338,928
International Growth	—	182,154	4,220	21	22,120	—	200,075
Santa Barbara Dividend Growth	—	277,850	16,192	7,983	39,449	2,112	301,504
TIAA-CREF Funds:
Core Bond	43,270	65,890	23,830	764	(1,030)	1,428	83,983
Core Plus Bond	30,642	35,661	9,075	229	122	1,226	57,235
Emerging Markets Debt	4,933	17,674	6,975	(15)	1,138	657	16,755
Emerging Markets Equity	115,140	29,053	63,329	16,278	34,222	1,908	122,688
Growth & Income	315,148	30,165	134,710	33,898	74,294	4,644	301,687
High-Yield	10,408	11,555	14,152	486	494	693	8,791
International Bond	4,910	6,426	2,090	42	(25)	171	9,195
International Equity	137,847	88,737	25,598	(343)	77,364	3,597	278,007
International Opportunities	136,862	47,396	38,417	4,947	52,942	1,808	200,207
Large-Cap Growth	317,152	97,464	115,475	109,166	2,944	2,443	327,901
Large-Cap Growth Index	—	296,821	6,414	3,303	35,988	1,870	326,552
Large-Cap Value	237,007	65,389	74,181	(3,387)	113,933	6,630	338,761
Quant International Equity	160,779	9,993	184,834	2,992	11,070	3,983	—
Quant International Small-Cap Equity	81,909	19,257	8,496	(1,256)	38,953	2,818	130,367
Quant Large-Cap Growth	276,221	3,675	309,995	123,540	(72,377)	2,234	—
Quant Large-Cap Value	103,995	28,169	137,725	2,084	8,455	2,058	—
Quant Small-Cap Equity	65,073	6,779	18,210	317	41,613	798	95,572
Quant Small/Mid-Cap Equity	53,029	25,367	10,399	1,764	41,418	950	110,176
TIAA-CREF Real Property Fund LPa	102,982	20,714	1,223	(66)	2,970	3,131	125,377
	$2,301,230	$1,530,226	$1,221,865	$302,168	$613,929	$49,296	$3,373,761

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	111

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2055 Fund
Nuveen Funds:
Dividend Value	$40,960	$72,259	$5,058	$(277)	$36,754	$1,710	$144,638
International Growth	—	78,377	2,259	(3)	9,235	—	85,350
Santa Barbara Dividend Growth	—	119,400	7,532	3,276	16,597	885	128,593
TIAA-CREF Funds:
Core Bond	11,078	24,732	9,265	168	(288)	403	26,120
Core Plus Bond	8,375	13,988	3,961	55	21	372	18,372
Emerging Markets Debt	1,406	6,997	2,582	(4)	400	234	6,217
Emerging Markets Equity	45,394	14,229	24,218	5,830	14,600	789	52,248
Growth & Income	123,945	18,831	51,396	11,459	32,907	1,896	128,671
High-Yield	3,497	4,666	5,693	195	157	244	2,822
International Bond	1,342	2,464	835	10	(9)	52	2,951
International Equity	54,231	42,327	9,665	(386)	32,118	1,487	118,625
International Opportunities	53,666	23,360	14,013	1,726	21,882	749	85,161
Large-Cap Growth	124,772	46,744	42,983	41,151	4,687	1,011	139,901
Large-Cap Growth Index	—	126,724	2,565	1,303	15,107	773	139,268
Large-Cap Value	93,204	31,650	26,314	(1,693)	47,506	2,740	144,353
Quant International Equity	63,403	5,478	74,468	(37)	5,624	1,647	—
Quant International Small-Cap Equity	32,310	9,993	2,224	(407)	15,906	1,167	55,578
Quant Large-Cap Growth	108,902	3,601	124,282	41,753	(21,264)	924	—
Quant Large-Cap Value	40,939	12,216	55,366	(1,193)	5,462	851	—
Quant Small-Cap Equity	25,609	4,684	6,779	(351)	17,622	329	40,785
Quant Small/Mid-Cap Equity	20,886	12,005	3,454	572	17,301	393	46,895
TIAA-CREF Real Property Fund LPa	39,976	11,741	235	(16)	1,258	1,269	52,724
	$893,895	$686,466	$475,147	$103,131	$273,583	$19,925	$1,419,272

112	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifecycle 2060 Fund
Nuveen Funds:
Dividend Value	$9,456	$22,492	$686	$(92)	$9,606	$437	$40,776
International Growth	—	22,282	622	(8)	2,390	—	24,042
Santa Barbara Dividend Growth	—	32,644	793	805	4,423	232	36,272
TIAA-CREF Funds:
Core Bond	1,222	6,248	2,679	9	(42)	58	4,716
Core Plus Bond	1,097	3,509	1,060	8	(5)	62	3,531
Emerging Markets Debt	203	1,877	665	(1)	85	50	1,499
Emerging Markets Equity	10,471	5,693	5,445	1,268	3,662	199	14,746
Growth & Income	28,600	10,399	11,911	2,487	8,580	469	36,373
High-Yield	672	1,226	1,429	41	32	51	542
International Bond	176	601	206	1	(2)	9	567
International Equity	12,514	14,991	2,112	(121)	8,146	375	33,418
International Opportunities	12,351	9,311	3,061	376	5,452	189	24,060
Large-Cap Growth	28,823	17,176	9,155	9,484	1,840	255	39,484
Large-Cap Growth Index	—	35,602	373	322	3,981	195	39,204
Large-Cap Value	21,506	12,821	5,291	(477)	12,196	690	40,755
Quant International Equity	14,652	2,406	18,355	(108)	1,405	415	—
Quant International Small-Cap Equity	7,444	4,970	550	(124)	4,027	294	15,767
Quant Large-Cap Growth	25,130	2,350	30,115	8,199	(3,370)	233	—
Quant Large-Cap Value	9,445	3,399	13,334	(476)	1,484	214	—
Quant Small-Cap Equity	5,908	2,489	1,241	(191)	4,541	83	11,506
Quant Small/Mid-Cap Equity	4,823	4,664	741	66	4,484	99	13,191
TIAA-CREF Real Property Fund LPa	9,105	5,223	24	(2)	353	314	14,655
	$203,598	$222,373	$109,848	$21,466	$73,268	$4,923	$395,104

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	113

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)	Dividend income		Value at 5/31/21
Lifecycle 2065 Fund
Nuveen Funds:
Dividend Value	$—	$586	$28	$—	^	$171		$5		$729
International Growth	—	398	13	—	^	45		—	^	430
Santa Barbara Dividend Growth	—	628	59	15		80		4		649
TIAA-CREF Funds:
Core Bond	—	81	34	—	^	—	^	—	^	47
Core Plus Bond	—	52	18	—	^	—	^	—	^	34
Emerging Markets Debt	—	17	6	—	^	1		—	^	12
Emerging Markets Equity	—	340	111	23		28		4		263
Growth & Income	—	812	269	44		98		5		651
High-Yield	—	17	12	—	^	—	^	—	^	5
International Bond	—	9	4	—	^	—	^	—	^	5
International Equity	—	518	39	1		116		7		596
International Opportunities	—	414	46	8		60		4		429
Large-Cap Growth	—	903	151	158		(40)		5		704
Large-Cap Growth Index	—	645	14	6		71		4		702
Large-Cap Value	—	686	149	8		183		12		728
Quant International Equity	—	343	348	5		—	^	8		—
Quant International Small-Cap Equity	—	241	13	—	^	52		6		280
Quant Large-Cap Growth	—	553	525	14		—	^	4		—
Quant Large-Cap Value	—	249	250	11		—	^	4		—
Quant Small-Cap Equity	—	163	31	3		71		2		206
Quant Small/Mid-Cap Equity	—	173	12	3		74		2		236
TIAA-CREF Real Property Fund LPa	—	258	7	—	^	8		4		259
	$—	$8,086	$2,139	$299		$1,018		$80		$6,965

^	Some amounts represent less than $1,000.
[a]	Restricted security

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2021, there were no inter-fund borrowing or lending transactions.

114	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2021, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	115

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, TIAA-CREF Lifecycle 2060 Fund, and TIAA-CREF Lifecycle 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, TIAA-CREF Lifecycle 2060 Fund and TIAA-CREF Lifecycle 2065 Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2021, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Lifecycle Retirement Income Fund(1)	TIAA-CREF Lifecycle 2040 Fund(1)
TIAA-CREF Lifecycle 2010 Fund(1)	TIAA-CREF Lifecycle 2045 Fund(1)
TIAA-CREF Lifecycle 2015 Fund(1)	TIAA-CREF Lifecycle 2050 Fund(1)
TIAA-CREF Lifecycle 2020 Fund(1)	TIAA-CREF Lifecycle 2055 Fund(1)
TIAA-CREF Lifecycle 2025 Fund(1)	TIAA-CREF Lifecycle 2060 Fund(1)
TIAA-CREF Lifecycle 2030 Fund(1)	TIAA-CREF Lifecycle 2065 Fund(2)
TIAA-CREF Lifecycle 2035 Fund(1)
(1)	Statement of operations for the year ended May 31, 2021 and statement of changes in net assets for the years ended May 31, 2021 and 2020
(2)	Statement of operations and statement of changes in net assets for the period September 30, 2020 (commencement of operations) through May 31, 2021

116	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 16, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	117

Important tax information (unaudited)

For the year ended May 31, 2021, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifecycle Retirement Income	$18,800,844
Lifecycle 2010	64,184,214
Lifecycle 2015	56,564,600
Lifecycle 2020	136,211,654
Lifecycle 2025	180,173,690
Lifecycle 2030	201,935,494
Lifecycle 2035	235,630,338
Lifecycle 2040	319,823,750
Lifecycle 2045	192,079,893
Lifecycle 2050	117,998,821
Lifecycle 2055	32,579,506
Lifecycle 2060	5,456,079
Lifecycle 2065	1,015

For the year ended May 31, 2021, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	22.0%
Lifecycle 2010	19.4
Lifecycle 2015	23.0
Lifecycle 2020	24.9
Lifecycle 2025	31.3
Lifecycle 2030	35.3
Lifecycle 2035	41.1
Lifecycle 2040	45.7
Lifecycle 2045	49.7
Lifecycle 2050	48.6
Lifecycle 2055	46.2
Lifecycle 2060	48.2
Lifecycle 2065	45.9

For the year ended May 31, 2021, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	15.4%
Lifecycle 2010	13.7
Lifecycle 2015	16.2
Lifecycle 2020	17.5
Lifecycle 2025	21.9
Lifecycle 2030	24.7
Lifecycle 2035	28.8
Lifecycle 2040	32.0
Lifecycle 2045	34.7
Lifecycle 2050	33.9
Lifecycle 2055	32.1
Lifecycle 2060	33.3
Lifecycle 2065	29.6

118	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

For the year ended May 31, 2021, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Retirement Income	$1,217,936	$0.02559
Lifecycle 2010	2,538,284	0.02541
Lifecycle 2015	4,201,837	0.02632
Lifecycle 2020	10,234,870	0.03095
Lifecycle 2025	15,903,808	0.03620
Lifecycle 2030	19,154,202	0.04176
Lifecycle 2035	22,277,753	0.04839
Lifecycle 2040	29,489,461	0.05495
Lifecycle 2045	20,667,774	0.06913
Lifecycle 2050	15,081,028	0.07044
Lifecycle 2055	6,238,967	0.08047
Lifecycle 2060	1,572,150	0.06083
Lifecycle 2065	30,006	0.05357

For the year ended May 31, 2021, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Retirement Income	$103,236	$0.00217
Lifecycle 2010	215,180	0.00215
Lifecycle 2015	356,186	0.00223
Lifecycle 2020	867,625	0.00262
Lifecycle 2025	1,348,227	0.00307
Lifecycle 2030	1,623,866	0.00354
Lifecycle 2035	1,889,073	0.00410
Lifecycle 2040	2,500,938	0.00466
Lifecycle 2045	1,753,024	0.00586
Lifecycle 2050	1,279,159	0.00597
Lifecycle 2055	529,224	0.00683
Lifecycle 2060	133,369	0.00516
Lifecycle 2065	2,545	0.00454

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2021, which will be reported in conjunction with your 2021 Form 1099-DIV.

By early 2022, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	119

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2021

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board Member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC.

120	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990-2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	121

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2021

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020) American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

122	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Chief Executive Officer and President of CREF and TIAA Separate Account VA-1. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	123

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2021

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

124	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifecycle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

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As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base shareclass for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following:

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(1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Addititonally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the

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Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Funds and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities

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Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with

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the distribution of shares of the Fund. The Board considered that this data included the effect of the Fund’s unique fee structure where the Funds invest in fee-waived Class W shares of the TIAA-CREF Underlying Funds and the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’ existing annual management fee rate of 0.10% of average daily net assets. The Board considered that the Broadridge fee comparisons would be affected because most of the Funds’ peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also noted Advisors’ waiver of 0.10% of each Fund’s management fee since inception, which will continue through at least September 30, 2023. The Board also considered that Advisors had agreed to additional waivers of the Funds’ fees, which will continue through at least September 30, 2021. The Board also acknowledged certain fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fees charged to the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2020.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense structure makes the Funds’ contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were

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reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, and has waived 0.10% of its management fees for the Funds since inception, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Index Funds, which have the same fee structure as the Funds. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Funds add scale to the TIAA-CREF Underlying Funds. Also, Advisers and its affiliates earn fees on the Funds’ investments in other affiliated products, such as Nuveen Funds and the TIAA-CREF Real Property Fund. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential

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investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2020 under the Agreement.

Lifecycle Retirement Income Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.273% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate each ranked 1 out of 3 funds within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the

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1st, 4th and 1st quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund ranked 1 out of 3 funds, 2 out of 3 funds, 1 out of 3 funds and 2 out of 3 funds within the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five-and ten-year periods, respectively. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2010 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.288% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 4 funds, 2 out of 3 funds and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 4 funds, 1 out of 4 funds, 1 out of 4 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

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Lifecycle 2015 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.301% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 4 funds, 2 out of 3 funds and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked 3 out of 4 funds, 2 out of 4 funds, 2 out of 4 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2020 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.315% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 4 funds, 2 out of 3 funds and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual

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management fee rate were in the 1st, 5th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund ranked 3 out of 4 funds, 3 out of 4 funds, 3 out of 4 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2025 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.328% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 4th and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2030 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF

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Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.339% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 4th, 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2035 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.351% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 3 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 5th and 2nd quintiles of its Expense Universe, respectively.

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•	The Fund was in the 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2040 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.356% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate both ranked 2 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2045 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	137

Approval of investment management agreement (unaudited)

daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.362% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate ranked 3 out of 5 and 2 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd quintile of its Performance Group for each of the one-, three- and five-year periods, and ranked 1 out of 4 funds in its Performance Group for the ten-year period. The Fund was in the 2nd, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2050 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.360% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate ranked 3 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 5th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 1 out of 4 funds in its

138	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Performance Group for the ten-year period. The Fund was in the 2nd, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2055 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.346% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) and contractual management fee rate ranked 3 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 4th and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2060 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	139

Approval of investment management agreement (unaudited)	concluded

management fee rate was 0.261% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2022, as well as the effect of a voluntary waiver on the Fund’s other expense by Advisors. The voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5, 2 out of 4 and 1 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
•	The Fund ranked 3 out of 5, 4 out of 5 and 2 out of 4 funds within its Performance Group for the one- and three- and five-year periods, respectively, The Fund was in the 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

140	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	141

Liquidity risk management program	concluded

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

142	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg's licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed

TIAA-CREF Lifecycle Funds ■ 2021 Annual Report	143

Additional information about index providers (unaudited)	concluded

for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

144	2021 Annual Report ■ TIAA-CREF Lifecycle Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

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1655020	A11067 (7/21)

TIAA-CREF Funds	May 31, 2021

TIAA-CREF
Lifecycle Index Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement
Fund name	Class	Class	Class	Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX
Lifecycle Index 2065 Fund	TFITX	TFIHX	TFIPX	TFIRX

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	3

Letter to investors

Global financial markets generated mostly positive results for the twelve months ended May 31, 2021, as the economic ramifications of the COVID-19 pandemic diminished. U.S. equities posted double-digit gains amid continued economic expansion during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities declined modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying funds.

•	All of the TIAA-CREF Lifecycle Index Funds delivered strong gains for the period but trailed the performance of their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 15.9% for the Lifecycle Index 2010 Fund to 39.3% for the Lifecycle Index 2060 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.
•	On September 30, 2020, the TIAA-CREF Lifecycle Index 2065 Fund commenced operations.

U.S. and international stocks posted substantial gains

U.S. equities posted impressive gains for the twelve months as many businesses and restaurants resumed operations with the continual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 43.9%. The U.S. economy expanded considerably during the third quarter of 2020 and continued its growth trajectory into the fourth quarter of 2020 and the first quarter of 2021. The Federal Reserve kept the federal funds target rate at 0.00%–0.25%, while the federal government took aggressive fiscal action with two large stimulus measures.

International stocks surpassed their U.S. counterparts. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 27 emerging-markets countries, returned 42.2% in U.S.-dollar terms. In the fourth quarter of 2020 and the first quarter of 2021, the 19-nation euro area contracted, while China’s economy posted impressive growth—particularly in the first quarter of this year.

U.S. investment-grade bonds suffered a small loss as U.S. Treasury yields rose across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.4% for the period.

4	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

In investing, change is the only constant

As we enter the summer months and reflect on the transformative and challenging twelve-plus months of the COVID-19 pandemic, it’s heartening to see that businesses are reopening and people are returning to a more “normal” life. But the financial markets always look forward, and recent volatility reflects new concerns about inflation, interest rates, and the pace and duration of the global economic recovery.

In investing, as in life, speculation about what may happen in the future is never-ending. In fact, market fluctuation may be the only constant. As a result, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise strategies to deal with the ever-present factors of risk and uncertainty. The TIAA-CREF Lifecycle Index Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 46 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 27 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2020–May 31, 2021).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifecycle Index Funds Institutional Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period* (12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,058.61	$0.51
5% annual hypothetical return	1,000.00	1,024.43	0.50
2010 Fund actual return	1,000.00	1,057.59	0.51
5% annual hypothetical return	1,000.00	1,024.43	0.50
2015 Fund actual return	1,000.00	1,065.13	0.51
5% annual hypothetical return	1,000.00	1,024.43	0.50
2020 Fund actual return	1,000.00	1,072.99	0.52
5% annual hypothetical return	1,000.00	1,024.43	0.50
2025 Fund actual return	1,000.00	1,085.78	0.52
5% annual hypothetical return	1,000.00	1,024.43	0.50
2030 Fund actual return	1,000.00	1,099.75	0.52
5% annual hypothetical return	1,000.00	1,024.43	0.50
2035 Fund actual return	1,000.00	1,113.34	0.53
5% annual hypothetical return	1,000.00	1,024.43	0.50
2040 Fund actual return	1,000.00	1,128.87	0.53
5% annual hypothetical return	1,000.00	1,024.43	0.50
2045 Fund actual return	1,000.00	1,145.13	0.53
5% annual hypothetical return	1,000.00	1,024.43	0.50
2050 Fund actual return	1,000.00	1,149.08	0.54
5% annual hypothetical return	1,000.00	1,024.43	0.50
2055 Fund actual return	1,000.00	1,151.85	0.54
5% annual hypothetical return	1,000.00	1,024.43	0.50
2060 Fund actual return	1,000.00	1,153.42	0.54
5% annual hypothetical return	1,000.00	1,024.43	0.50
2065 Fund actual return	1,000.00	1,154.82	0.54
5% annual hypothetical return	1,000.00	1,024.43	0.50

10	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.10% for the Retirement Income Fund, 0.10% for the 2010 Fund, 0.10% for the 2015 Fund, 0.10% for the 2020 Fund, 0.10% for the 2025 Fund, 0.10% for the 2030 Fund, 0.10% for the 2035 Fund, 0.10% for the 2040 Fund, 0.10% for the 2045 Fund, 0.10% for the 2050 Fund, 0.10% for the 2055 Fund, 0.10% for the 2060 Fund and 0.10% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifecycle Index Funds Advisor Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period* (12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,057.53	$1.08
5% annual hypothetical return	1,000.00	1,023.88	1.06
2010 Fund actual return	1,000.00	1,057.23	1.03
5% annual hypothetical return	1,000.00	1,023.93	1.01
2015 Fund actual return	1,000.00	1,064.75	1.03
5% annual hypothetical return	1,000.00	1,023.93	1.01
2020 Fund actual return	1,000.00	1,072.69	1.03
5% annual hypothetical return	1,000.00	1,023.93	1.01
2025 Fund actual return	1,000.00	1,085.32	1.04
5% annual hypothetical return	1,000.00	1,023.93	1.01
2030 Fund actual return	1,000.00	1,099.19	1.05
5% annual hypothetical return	1,000.00	1,023.93	1.01
2035 Fund actual return	1,000.00	1,112.83	1.05
5% annual hypothetical return	1,000.00	1,023.93	1.01
2040 Fund actual return	1,000.00	1,128.80	1.06
5% annual hypothetical return	1,000.00	1,023.93	1.01
2045 Fund actual return	1,000.00	1,144.68	1.07
5% annual hypothetical return	1,000.00	1,023.93	1.01
2050 Fund actual return	1,000.00	1,148.61	1.07
5% annual hypothetical return	1,000.00	1,023.93	1.01
2055 Fund actual return	1,000.00	1,150.91	1.07
5% annual hypothetical return	1,000.00	1,023.93	1.01
2060 Fund actual return	1,000.00	1,152.79	1.07
5% annual hypothetical return	1,000.00	1,023.93	1.01
2065 Fund actual return	1,000.00	1,156.11	1.34
5% annual hypothetical return	1,000.00	1,023.68	1.26

12	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.21% for the Retirement Income Fund, 0.20% for the 2010 Fund, 0.20% for the 2015 Fund, 0.20% for the 2020 Fund, 0.20% for the 2025 Fund, 0.20% for the 2030 Fund, 0.20% for the 2035 Fund, 0.20% for the 2040 Fund, 0.20% for the 2045 Fund, 0.20% for the 2050 Fund, 0.20% for the 2055 Fund, 0.20% for the 2060 Fund and 0.25% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	13

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifecycle Index Funds Premier Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period* (12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,057.14	$1.28
5% annual hypothetical return	1,000.00	1,023.68	1.26
2010 Fund actual return	1,000.00	1,056.42	1.28
5% annual hypothetical return	1,000.00	1,023.68	1.26
2015 Fund actual return	1,000.00	1,064.48	1.29
5% annual hypothetical return	1,000.00	1,023.68	1.26
2020 Fund actual return	1,000.00	1,072.41	1.29
5% annual hypothetical return	1,000.00	1,023.68	1.26
2025 Fund actual return	1,000.00	1,085.25	1.30
5% annual hypothetical return	1,000.00	1,023.68	1.26
2030 Fund actual return	1,000.00	1,098.38	1.31
5% annual hypothetical return	1,000.00	1,023.68	1.26
2035 Fund actual return	1,000.00	1,112.58	1.32
5% annual hypothetical return	1,000.00	1,023.68	1.26
2040 Fund actual return	1,000.00	1,128.22	1.33
5% annual hypothetical return	1,000.00	1,023.68	1.26
2045 Fund actual return	1,000.00	1,144.12	1.34
5% annual hypothetical return	1,000.00	1,023.68	1.26
2050 Fund actual return	1,000.00	1,148.18	1.34
5% annual hypothetical return	1,000.00	1,023.68	1.26
2055 Fund actual return	1,000.00	1,150.52	1.34
5% annual hypothetical return	1,000.00	1,023.68	1.26
2060 Fund actual return	1,000.00	1,152.61	1.34
5% annual hypothetical return	1,000.00	1,023.68	1.26
2065 Fund actual return	1,000.00	1,156.11	1.34
5% annual hypothetical return	1,000.00	1,023.68	1.26

14	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income Fund, 0.25% for the 2010 Fund, 0.25% for the 2015 Fund, 0.25% for the 2020 Fund, 0.25% for the 2025 Fund, 0.25% for the 2030 Fund, 0.25% for the 2035 Fund, 0.25% for the 2040 Fund, 0.25% for the 2045 Fund, 0.25% for the 2050 Fund, 0.25% for the 2055 Fund, 0.25% for the 2060 Fund and 0.25% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	15

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifecycle Index Funds Retirement Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period* (12/1/20–5/31/21)
Retirement Income Fund actual return	$1,000.00	$1,056.81	$1.79
5% annual hypothetical return	1,000.00	1,023.19	1.77
2010 Fund actual return	1,000.00	1,055.71	1.79
5% annual hypothetical return	1,000.00	1,023.19	1.77
2015 Fund actual return	1,000.00	1,063.60	1.80
5% annual hypothetical return	1,000.00	1,023.19	1.77
2020 Fund actual return	1,000.00	1,071.61	1.81
5% annual hypothetical return	1,000.00	1,023.19	1.77
2025 Fund actual return	1,000.00	1,084.62	1.82
5% annual hypothetical return	1,000.00	1,023.19	1.77
2030 Fund actual return	1,000.00	1,098.28	1.83
5% annual hypothetical return	1,000.00	1,023.19	1.77
2035 Fund actual return	1,000.00	1,112.04	1.84
5% annual hypothetical return	1,000.00	1,023.19	1.77
2040 Fund actual return	1,000.00	1,127.72	1.86
5% annual hypothetical return	1,000.00	1,023.19	1.77
2045 Fund actual return	1,000.00	1,143.31	1.87
5% annual hypothetical return	1,000.00	1,023.19	1.77
2050 Fund actual return	1,000.00	1,147.47	1.87
5% annual hypothetical return	1,000.00	1,023.19	1.77
2055 Fund actual return	1,000.00	1,149.94	1.88
5% annual hypothetical return	1,000.00	1,023.19	1.77
2060 Fund actual return	1,000.00	1,152.01	1.88
5% annual hypothetical return	1,000.00	1,023.19	1.77
2065 Fund actual return	1,000.00	1,154.90	1.88
5% annual hypothetical return	1,000.00	1,023.19	1.77

16	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.35% for the 2015 Fund, 0.35% for the 2020 Fund, 0.35% for the 2025 Fund, 0.35% for the 2030 Fund, 0.35% for the 2035 Fund, 0.35% for the 2040 Fund, 0.35% for the 2045 Fund, 0.35% for the 2050 Fund, 0.35% for the 2055 Fund, 0.35% for the 2060 Fund and 0.35% for the 2065 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	17

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2021

All of the TIAA-CREF Lifecycle Index Funds produced gains that generally approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 15.91% for the 2010 Fund to 39.33% for the 2060 Fund. The performance tables show returns for all share classes of the funds.

   While lower, the funds’ returns were generally within range of their composite benchmarks, which represent market performance without any fees or expenses. For the twelve months, the difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.58 of a percentage point for the 2015 and 2020 Funds to 0.94 of a percentage point for the 2060 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Economic recovery drove stocks sharply higher

The U.S. economy grew at a robust pace during the period, staging a strong recovery from the impact of the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 33.4% during the third quarter of 2020, bouncing back from a steep contraction the previous three months. GDP expanded by 4.3% during the fourth quarter of 2020 and 6.4% during the first three months of 2021 (the latter according to the government’s “second” estimate). Unemployment declined steadily from 11.1% at the start of the period to 5.8% in May 2021. Core inflation, which includes all items except food and energy, rose by 3.8% over the twelve months ended May 31, 2021. Oil prices rose sharply during the period.

The Federal Reserve left the federal funds target rate unchanged over the twelve-month period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, climbed 43.91%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 27 emerging-markets countries, advanced 42.18% in U.S.-dollar terms.

U.S. investment-grade bond performance was hindered by the impact of rising yields on longer-term securities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.40% for the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 0.80%.

18	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Stock funds delivered largest gains

The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited most from gains achieved by U.S. and foreign stock funds. The Emerging Markets Equity Index Fund recorded the best performance among all of the underlying funds. The Equity Index Fund and the International Equity Index Fund also turned in strong results. Fixed-income returns were mixed. The Inflation-Linked Bond Fund generated the best gain, while the Short-Term Bond Index Fund advanced modestly and the Bond Index Fund recorded a small decline.

Funds with larger equity weightings generated higher returns

The Lifecycle Index Funds with larger equity allocations generated higher returns. As examples, the 2050, 2055 and 2060 Funds all allocated at least 90% of their assets to stocks and produced gains in excess of 38.0% for the period. By comparison, the 2010 Fund, which aims to invest 60% of its assets in fixed-income sectors, returned just under 16.0%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	19

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2021

Lifecycle Index Retirement Income Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	16.36%	8.14%	6.65%		0.26%	0.10%
Advisor Class	12/4/15	16.16	8.08	6.49	†	0.37	0.22
Premier Class	9/30/09	16.12	7.97	6.49		0.41	0.25
Retirement Class	9/30/09	16.04	7.86	6.38		0.51	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	16.65	8.21	6.76		—	—
Broad market index
S&P Target Date Retirement Income Index	—	11.69	6.36	5.27		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	28.01	28.00
International equity	12.17	12.00
Fixed income
Fixed income	39.95	40.00
Short-term fixed income	9.99	10.00
Inflation-protected assets	10.02	10.00
Other assets & liabilities, net	–0.14	—
Total	100.00	100.00
Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	21

Lifecycle Index 2010 Fund

Performance as of May 31, 2021

Lifecycle Index 2010 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	16.22%	8.26%	6.89%		0.25%	0.10%
Advisor Class	12/4/15	16.18	8.22	6.75	†	0.33	0.18
Premier Class	9/30/09	15.99	8.08	6.73		0.40	0.25
Retirement Class	9/30/09	15.91	7.98	6.62		0.50	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	16.51	8.38	7.01		—	—
Broad market index S&P Target Date 2010 Index	—	14.64	7.28	5.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 27.4% Russell 3000® Index; 11.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	27.34	27.30
International equity	11.77	11.70
Fixed income
Fixed income	39.92	40.00
Short-term fixed income	10.85	11.00
Inflation-protected assets	9.99	10.00
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	23

Lifecycle Index 2015 Fund

Performance as of May 31, 2021

Lifecycle Index 2015 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	18.16%	8.90%	7.37%		0.23%	0.10%
Advisor Class	12/4/15	18.05	8.85	7.23	†	0.31	0.18
Premier Class	9/30/09	18.00	8.75	7.21		0.38	0.25
Retirement Class	9/30/09	17.88	8.63	7.11		0.48	0.35
Lifecycle Index 2015 Fund Composite Index‡	—	18.46	9.01	7.48		—	—
Broad market index S&P Target Date 2015 Index	—	16.93	8.02	6.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2015 Fund Composite Index consisted of: 39.2% Bloomberg Barclays U.S. Aggregate Bond Index; 30.8% Russell 3000® Index; 13.2% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 8.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	30.81	30.80
International equity	13.39	13.20
Fixed income
Fixed income	39.00	39.20
Short-term fixed income	8.31	8.40
Inflation-protected assets	8.35	8.40
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	25

Lifecycle Index 2020 Fund

Performance as of May 31, 2021

Lifecycle Index 2020 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	20.14%	9.64%	7.94%		0.21%	0.10%
Advisor Class	12/4/15	20.00	9.55	7.77	†	0.32	0.21
Premier Class	9/30/09	19.89	9.47	7.77		0.36	0.25
Retirement Class	9/30/09	19.85	9.36	7.67		0.46	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	20.43	9.74	8.05		—	—
Broad market index S&P Target Date 2020 Index	—	18.34	8.60	7.14		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2020 Fund Composite Index consisted of: 38.2% Bloomberg Barclays U.S. Aggregate Bond Index; 34.3% Russell 3000® Index; 14.7% MSCI EAFE + Emerging Markets Index; 6.4% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 6.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	34.30	34.30
International equity	14.90	14.70
Fixed income
Fixed income	38.03	38.20
Short-term fixed income	6.33	6.40
Inflation-protected assets	6.35	6.40
Other assets & liabilities, net	0.09	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	27

Lifecycle Index 2025 Fund

Performance as of May 31, 2021

Lifecycle Index 2025 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	23.29%	10.61%	8.62%		0.20%	0.10%
Advisor Class	12/4/15	23.20	10.52	8.45	†	0.30	0.20
Premier Class	9/30/09	23.11	10.45	8.46		0.35	0.25
Retirement Class	9/30/09	22.99	10.32	8.35		0.46	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	23.66	10.71	8.73		—	—
Broad market index S&P Target Date 2025 Index	—	22.88	9.71	7.84		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2025 Fund Composite Index consisted of: 39.6% Russell 3000® Index; 34.7% Bloomberg Barclays U.S. Aggregate Bond Index; 16.9% MSCI EAFE + Emerging Markets Index; 4.4% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 4.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	39.49	39.48
International equity	17.16	16.92
Fixed income
Fixed income	34.55	34.80
Short-term fixed income	4.33	4.40
Inflation-protected assets	4.35	4.40
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	29

Lifecycle Index 2030 Fund

Performance as of May 31, 2021

Lifecycle Index 2030 Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	26.70%	11.58%	9.29%		0.20%	0.10%
Advisor Class	12/4/15	26.54	11.49	9.12	†	0.30	0.20
Premier Class	9/30/09	26.45	11.41	9.13		0.35	0.25
Retirement Class	9/30/09	26.40	11.31	9.03		0.45	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	27.06	11.69	9.41		—	—
Broad market index S&P Target Date 2030 Index	—	27.24	10.69	8.48		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2030 Fund Composite Index consisted of: 45.2% Russell 3000® Index; 30.7% Bloomberg Barclays U.S. Aggregate Bond Index; 19.3% MSCI EAFE + Emerging Markets Index; 2.4% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/21	% of target allocation for 6/30/21
Equity
U.S. equity	45.08	45.08
International equity	19.58	19.32
Fixed income
Fixed income	30.55	30.80
Short-term fixed income	2.34	2.40
Inflation-protected assets	2.35	2.40
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle index Funds ■ 2021 Annual Report	31

Lifecycle Index 2035 Fund

Performance as of May 31, 2021

Lifecycle Index 2035 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception
	date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	30.12%	12.55%	9.94%		0.19%	0.10%
Advisor Class	12/4/15	30.03	12.49	9.78	†	0.29	0.20
Premier Class	9/30/09	29.90	12.39	9.77		0.34	0.25
Retirement Class	9/30/09	29.81	12.28	9.67		0.44	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	30.54	12.65	10.06		—	—
Broad market index
S&P Target Date 2035 Index	—	32.22	11.72	9.12		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2035 Fund Composite Index consisted of: 50.8% Russell 3000® Index; 26.7% Bloomberg Barclays U.S. Aggregate Bond Index; 21.7% MSCI EAFE + Emerging Markets Index; 0.4% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 0.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net	% of target
	assets as of	allocation
	5/31/21	for 6/30/21
Equity
U.S. equity	50.61	50.68
International equity	21.99	21.72
Fixed income
Fixed income	26.55	26.80
Short-term fixed income	0.35	0.40
Inflation-protected assets	0.35	0.40
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	33

Lifecycle Index 2040 Fund

Performance as of May 31, 2021

Lifecycle Index 2040 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception
	date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	33.87%	13.51%	10.53%		0.19%	0.10%
Advisor Class	12/4/15	33.78	13.43	10.37	†	0.28	0.19
Premier Class	9/30/09	33.69	13.34	10.37		0.34	0.25
Retirement Class	9/30/09	33.55	13.22	10.26		0.44	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	34.30	13.59	10.64		—	—
Broad market index
S&P Target Date 2040 Index	—	35.70	12.43	9.56		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2040 Fund Composite Index consisted of: 56.4% Russell 3000® Index; 24.1% MSCI EAFE + Emerging Markets Index; and 19.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net	% of target
	assets as of	allocation
	5/31/21	for 6/30/21
Equity
U.S. equity	56.15	56.28
International equity	24.43	24.12
Fixed income	19.28	19.60
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	35

Lifecycle Index 2045 Fund

Performance as of May 31, 2021

Lifecycle Index 2045 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception
	date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	37.71%	14.19%	10.87%		0.19%	0.10%
Advisor Class	12/4/15	37.58	14.10	10.70	†	0.29	0.21
Premier Class	9/30/09	37.48	14.03	10.70		0.33	0.25
Retirement Class	9/30/09	37.32	13.91	10.59		0.43	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	38.17	14.28	10.98		—	—
Broad market index
S&P Target Date 2045 Index	—	37.83	12.86	9.85		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2045 Fund Composite Index consisted of: 62.0% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; and 11.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net	% of target
	assets as of	allocation
	5/31/21	for 6/30/21
Equity
U.S. equity	61.69	61.88
International equity	26.80	26.52
Fixed income	11.32	11.60
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	37

Lifecycle Index 2050 Fund

Performance as of May 31, 2021

Lifecycle Index 2050 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception
	date	1 year	5 years	10 years		gross	net
Institutional Class	9/30/09	38.50%	14.38%	10.97%		0.19%	0.10%
Advisor Class	12/4/15	38.42	14.30	10.80	†	0.28	0.20
Premier Class	9/30/09	38.36	14.22	10.81		0.34	0.25
Retirement Class	9/30/09	38.15	14.10	10.69		0.44	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	39.04	14.47	11.08		—	—
Broad market index
S&P Target Date 2050 Index	—	38.92	13.15	10.07		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.7% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 9.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

38	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net	% of target
	assets as of	allocation
	5/31/21	for 6/30/21
Equity
U.S. equity	63.36	63.70
International equity	27.52	27.30
Fixed income	8.90	9.00
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	39

Lifecycle Index 2055 Fund

Performance as of May 31, 2021

Lifecycle Index 2055 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception
	date	1 year	5 years	10 years		gross	net
Institutional Class	4/29/11	39.14%	14.52%	11.05%		0.20%	0.10%
Advisor Class	12/4/15	38.98	14.45	10.88	†	0.29	0.20
Premier Class	4/29/11	38.91	14.34	10.88		0.35	0.25
Retirement Class	4/29/11	38.76	14.24	10.77		0.46	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	39.66	14.62	11.16		—	—
Broad market index
S&P Target Date 2055 Index	—	39.49	13.31	10.24		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2055 Fund Composite Index consisted of: 64.6% Russell 3000® Index; 27.7% MSCI EAFE + Emerging Markets Index; and 7.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

40	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net	% of target
	assets as of	allocation
	5/31/21	for 6/30/21
Equity
U.S. equity	64.18	64.58
International equity	27.87	27.67
Fixed income	7.66	7.75
Other assets & liabilities, net	0.29	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	41

Lifecycle Index 2060 Fund

Performance as of May 31, 2021

Lifecycle Index 2060 Fund			Average annual			Annual operating
		Total Return	total return			expenses*#
	Inception			since
	date	1 year	5 years	inception		gross	net
Institutional Class	9/26/14	39.68%	14.66%	11.39%		0.26%	0.10%
Advisor Class	12/4/15	39.51	14.60	11.28	†	0.35	0.20
Premier Class	9/26/14	39.44	14.49	11.22		0.41	0.25
Retirement Class	9/26/14	39.33	14.37	11.11		0.51	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	40.27	14.76	11.50	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	39.42	13.45	10.50	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2060 Fund Composite Index consisted of: 65.5% Russell 3000® Index; 28.0% MSCI EAFE + Emerging Markets Index; and 6.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

42	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net	% of target
	assets as of	allocation
	5/31/21	for 6/30/21
Equity
U.S. equity	64.94	65.45
International equity	28.25	28.05
Fixed income	6.41	6.50
Other assets & liabilities, net	0.40	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	43

Lifecycle Index 2065 Fund

Performance as of May 31, 2021

Lifecycle Index 2065 Fund		Average annual		Annual operating
		total return		expenses*#
	Inception	since
	date	inception		gross	net
Institutional Class	9/30/20	26.45%		3.12%	0.10%
Advisor Class	9/30/20	26.48		3.20	0.18
Premier Class	9/30/20	26.48		3.29	0.25
Retirement Class	9/30/20	26.35		3.40	0.35
Lifecycle Index 2065 Fund Composite Index‡	—	26.90	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	27.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
‡	As of the close of business on May 31, 2021, the Lifecycle Index 2065 Fund Composite Index consisted of: 66.4% Russell 3000® Index; 28.4% MSCI EAFE + Emerging Markets Index; and 5.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

44	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2065 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2020)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net	% of target
	assets as of	allocation
	5/31/21	for 6/30/21
Equity
U.S. equity	65.82	66.33
International equity	28.62	28.42
Fixed income	5.17	5.25
Other assets & liabilities, net	0.39	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	45

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.1%[a]
FIXED INCOME—39.9%
22,201,888	TIAA-CREF Bond Index Fund		$249,105,184	39.9%
	TOTAL FIXED INCOME		249,105,184	39.9
INFLATION-PROTECTED ASSETS—10.0%
4,997,118	TIAA-CREF Inflation-Linked Bond Fund		62,513,946	10.0
	TOTAL INFLATION-PROTECTED ASSETS		62,513,946	10.0
INTERNATIONAL EQUITY—12.2%
1,768,054	TIAA-CREF Emerging Markets Equity Index Fund		24,982,599	4.0
2,172,729	TIAA-CREF International Equity Index Fund		50,885,316	8.2
	TOTAL INTERNATIONAL EQUITY		75,867,915	12.2
SHORT-TERM FIXED INCOME—10.0%
6,152,855	TIAA-CREF Short-Term Bond Index Fund		62,266,888	10.0
	TOTAL SHORT-TERM FIXED INCOME		62,266,888	10.0
U.S. EQUITY—28.0%
5,593,217	TIAA-CREF Equity Index Fund		174,676,156	28.0
	TOTAL U.S. EQUITY		174,676,156	28.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $512,427,844)	624,430,089	100.1

	TOTAL PORTFOLIO	(Cost $512,427,844)	624,430,089	100.1
	OTHER ASSETS & LIABILITIES, NET		(848,386)	(0.1)
	NET ASSETS		$623,581,703	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

46	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2010 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.9%
24,473,371	TIAA-CREF Bond Index Fund		$274,591,219	39.9%
	TOTAL FIXED INCOME		274,591,219	39.9
INFLATION-PROTECTED ASSETS—10.0%
5,496,584	TIAA-CREF Inflation-Linked Bond Fund		68,762,271	10.0
	TOTAL INFLATION-PROTECTED ASSETS		68,762,271	10.0
INTERNATIONAL EQUITY—11.8%
1,896,655	TIAA-CREF Emerging Markets Equity Index Fund		26,799,736	3.9
2,314,390	TIAA-CREF International Equity Index Fund		54,203,015	7.9
	TOTAL INTERNATIONAL EQUITY		81,002,751	11.8
SHORT-TERM FIXED INCOME—10.9%
7,375,345	TIAA-CREF Short-Term Bond Index Fund		74,638,492	10.9
	TOTAL SHORT-TERM FIXED INCOME		74,638,492	10.9
U.S. EQUITY—27.3%
6,022,735	TIAA-CREF Equity Index Fund		188,090,003	27.3
	TOTAL U.S. EQUITY		188,090,003	27.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $534,258,514)	687,084,736	99.9

	TOTAL PORTFOLIO	(Cost $534,258,514)	687,084,736	99.9
	OTHER ASSETS & LIABILITIES, NET		916,381	0.1
	NET ASSETS		$688,001,117	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	47

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.0%
41,323,307	TIAA-CREF Bond Index Fund		$463,647,507	39.0%
	TOTAL FIXED INCOME		463,647,507	39.0
INFLATION-PROTECTED ASSETS—8.4%
7,933,774	TIAA-CREF Inflation-Linked Bond Fund		99,251,517	8.4
	TOTAL INFLATION-PROTECTED ASSETS		99,251,517	8.4
INTERNATIONAL EQUITY—13.4%
3,699,802	TIAA-CREF Emerging Markets Equity Index Fund		52,278,209	4.4
4,561,287	TIAA-CREF International Equity Index Fund		106,825,353	9.0
	TOTAL INTERNATIONAL EQUITY		159,103,562	13.4
SHORT-TERM FIXED INCOME—8.3%
9,766,112	TIAA-CREF Short-Term Bond Index Fund		98,833,056	8.3
	TOTAL SHORT-TERM FIXED INCOME		98,833,056	8.3
U.S. EQUITY—30.8%
11,725,554	TIAA-CREF Equity Index Fund		366,189,047	30.8
	TOTAL U.S. EQUITY		366,189,047	30.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $892,143,590)	1,187,024,689	99.9

	TOTAL PORTFOLIO	(Cost $892,143,590)	1,187,024,689	99.9
	OTHER ASSETS & LIABILITIES, NET		1,633,396	0.1
	NET ASSETS		$1,188,658,085	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

48	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2020 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—38.0%
114,105,791	TIAA-CREF Bond Index Fund		$1,280,266,970	38.0%
	TOTAL FIXED INCOME		1,280,266,970	38.0
INFLATION-PROTECTED ASSETS—6.4%
17,096,929	TIAA-CREF Inflation-Linked Bond Fund		213,882,586	6.4
	TOTAL INFLATION-PROTECTED ASSETS		213,882,586	6.4
INTERNATIONAL EQUITY—14.9%
11,671,474	TIAA-CREF Emerging Markets Equity Index Fund		164,917,923	4.9
14,383,673	TIAA-CREF International Equity Index Fund		336,865,632	10.0
	TOTAL INTERNATIONAL EQUITY		501,783,555	14.9
SHORT-TERM FIXED INCOME—6.3%
21,051,284	TIAA-CREF Short-Term Bond Index Fund		213,038,991	6.3
	TOTAL SHORT-TERM FIXED INCOME		213,038,991	6.3
U.S. EQUITY—34.3%
36,985,285	TIAA-CREF Equity Index Fund		1,155,050,461	34.3
	TOTAL U.S. EQUITY		1,155,050,461	34.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,565,522,012)	3,364,022,563	99.9

	TOTAL PORTFOLIO	(Cost $2,565,522,012)	3,364,022,563	99.9
	OTHER ASSETS & LIABILITIES, NET		3,161,941	0.1
	NET ASSETS		$3,367,184,504	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	49

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—34.5%
161,006,921	TIAA-CREF Bond Index Fund		$1,806,497,651	34.5%
	TOTAL FIXED INCOME		1,806,497,651	34.5
INFLATION-PROTECTED ASSETS—4.4%
18,182,255	TIAA-CREF Inflation-Linked Bond Fund		227,460,010	4.4
	TOTAL INFLATION-PROTECTED ASSETS		227,460,010	4.4
INTERNATIONAL EQUITY—17.2%
20,851,693	TIAA-CREF Emerging Markets Equity Index Fund		294,634,428	5.7
25,722,005	TIAA-CREF International Equity Index Fund		602,409,367	11.5
	TOTAL INTERNATIONAL EQUITY		897,043,795	17.2
SHORT-TERM FIXED INCOME—4.3%
22,391,632	TIAA-CREF Short-Term Bond Index Fund		226,603,313	4.3
	TOTAL SHORT-TERM FIXED INCOME		226,603,313	4.3
U.S. EQUITY—39.5%
66,124,744	TIAA-CREF Equity Index Fund		2,065,075,759	39.5
	TOTAL U.S. EQUITY		2,065,075,759	39.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,977,337,751)	5,222,680,528	99.9

	TOTAL PORTFOLIO	(Cost $3,977,337,751)	5,222,680,528	99.9
	OTHER ASSETS & LIABILITIES, NET		6,251,816	0.1
	NET ASSETS		$5,228,932,344	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

50	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2030 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—30.6%
162,333,831	TIAA-CREF Bond Index Fund		$1,821,385,578	30.6%
	TOTAL FIXED INCOME		1,821,385,578	30.6
INFLATION-PROTECTED ASSETS—2.3%
11,199,731	TIAA-CREF Inflation-Linked Bond Fund		140,108,631	2.3
	TOTAL INFLATION-PROTECTED ASSETS		140,108,631	2.3
INTERNATIONAL EQUITY—19.6%
27,155,561	TIAA-CREF Emerging Markets Equity Index Fund		383,708,083	6.4
33,471,733	TIAA-CREF International Equity Index Fund		783,907,996	13.2
	TOTAL INTERNATIONAL EQUITY		1,167,616,079	19.6
SHORT-TERM FIXED INCOME—2.3%
13,782,926	TIAA-CREF Short-Term Bond Index Fund		139,483,213	2.3
	TOTAL SHORT-TERM FIXED INCOME		139,483,213	2.3
U.S. EQUITY—45.1%
86,053,785	TIAA-CREF Equity Index Fund		2,687,459,705	45.1
	TOTAL U.S. EQUITY		2,687,459,705	45.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,429,321,512)	5,956,053,206	99.9

	TOTAL PORTFOLIO	(Cost $4,429,321,512)	5,956,053,206	99.9
	OTHER ASSETS & LIABILITIES, NET		5,915,393	0.1
	NET ASSETS		$5,961,968,599	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	51

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—26.5%
133,331,556	TIAA-CREF Bond Index Fund		$1,495,980,055	26.5%
	TOTAL FIXED INCOME		1,495,980,055	26.5
INFLATION-PROTECTED ASSETS—0.4%
1,584,253	TIAA-CREF Inflation-Linked Bond Fund		19,819,004	0.4
	TOTAL INFLATION-PROTECTED ASSETS		19,819,004	0.4
INTERNATIONAL EQUITY—22.0%
28,811,272	TIAA-CREF Emerging Markets Equity Index Fund		407,103,280	7.2
35,517,520	TIAA-CREF International Equity Index Fund		831,820,323	14.8
	TOTAL INTERNATIONAL EQUITY		1,238,923,603	22.0
SHORT-TERM FIXED INCOME—0.4%
1,950,475	TIAA-CREF Short-Term Bond Index Fund		19,738,808	0.4
	TOTAL SHORT-TERM FIXED INCOME		19,738,808	0.4
U.S. EQUITY—50.6%
91,320,427	TIAA-CREF Equity Index Fund		2,851,936,932	50.6
	TOTAL U.S. EQUITY		2,851,936,932	50.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,051,966,152)	5,626,398,402	99.9

	TOTAL PORTFOLIO	(Cost $4,051,966,152)	5,626,398,402	99.9
	OTHER ASSETS & LIABILITIES, NET		8,404,713	0.1
	NET ASSETS		$5,634,803,115	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

52	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2040 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—19.3%
99,885,096	TIAA-CREF Bond Index Fund		$1,120,710,772	19.3%
	TOTAL FIXED INCOME		1,120,710,772	19.3
INTERNATIONAL EQUITY—24.4%
33,053,108	TIAA-CREF Emerging Markets Equity Index Fund		467,040,420	8.0
40,685,218	TIAA-CREF International Equity Index Fund		952,847,817	16.4
	TOTAL INTERNATIONAL EQUITY		1,419,888,237	24.4
U.S. EQUITY—56.2%
104,530,990	TIAA-CREF Equity Index Fund		3,264,502,828	56.2
	TOTAL U.S. EQUITY		3,264,502,828	56.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,999,416,847)	5,805,101,837	99.9

	TOTAL PORTFOLIO	(Cost $3,999,416,847)	5,805,101,837	99.9
	OTHER ASSETS & LIABILITIES, NET		8,046,612	0.1
	NET ASSETS		$5,813,148,449	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	53

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—11.3%
43,737,892	TIAA-CREF Bond Index Fund		$490,739,152	11.3%
	TOTAL FIXED INCOME		490,739,152	11.3
INTERNATIONAL EQUITY—26.8%
27,007,453	TIAA-CREF Emerging Markets Equity Index Fund		381,615,305	8.8
33,304,087	TIAA-CREF International Equity Index Fund		779,981,716	18.0
	TOTAL INTERNATIONAL EQUITY		1,161,597,021	26.8
U.S. EQUITY—61.7%
85,608,030	TIAA-CREF Equity Index Fund		2,673,538,792	61.7
	TOTAL U.S. EQUITY		2,673,538,792	61.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,000,661,868)	4,325,874,965	99.8

	TOTAL PORTFOLIO	(Cost $3,000,661,868)	4,325,874,965	99.8
	OTHER ASSETS & LIABILITIES, NET		8,150,357	0.2
	NET ASSETS		$4,334,025,322	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

54	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2050 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—8.9%
28,093,614	TIAA-CREF Bond Index Fund		$315,210,351	8.9%
	TOTAL FIXED INCOME		315,210,351	8.9
INTERNATIONAL EQUITY—27.5%
22,658,540	TIAA-CREF Emerging Markets Equity Index Fund		320,165,163	9.0
27,939,114	TIAA-CREF International Equity Index Fund		654,334,058	18.5
	TOTAL INTERNATIONAL EQUITY		974,499,221	27.5
U.S. EQUITY—63.4%
71,835,784	TIAA-CREF Equity Index Fund		2,243,431,529	63.4
	TOTAL U.S. EQUITY		2,243,431,529	63.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,468,758,213)	3,533,141,101	99.8

	TOTAL PORTFOLIO	(Cost $2,468,758,213)	3,533,141,101	99.8
	OTHER ASSETS & LIABILITIES, NET		7,718,018	0.2
	NET ASSETS		$3,540,859,119	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	55

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—7.6%
12,136,971	TIAA-CREF Bond Index Fund		$136,176,814	7.6%
	TOTAL FIXED INCOME		136,176,814	7.6
INTERNATIONAL EQUITY—27.9%
11,529,813	TIAA-CREF Emerging Markets Equity Index Fund		162,916,255	9.2
14,210,707	TIAA-CREF International Equity Index Fund		332,814,749	18.7
	TOTAL INTERNATIONAL EQUITY		495,731,004	27.9
U.S. EQUITY—64.2%
36,551,417	TIAA-CREF Equity Index Fund		1,141,500,745	64.2
	TOTAL U.S. EQUITY		1,141,500,745	64.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,295,956,032)	1,773,408,563	99.7

	TOTAL PORTFOLIO	(Cost $1,295,956,032)	1,773,408,563	99.7
	OTHER ASSETS & LIABILITIES, NET		5,178,976	0.3
	NET ASSETS		$1,778,587,539	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

56	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2060 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
FIXED INCOME—6.4%
4,012,590	TIAA-CREF Bond Index Fund		$45,021,261	6.4%
	TOTAL FIXED INCOME		45,021,261	6.4
INTERNATIONAL EQUITY—28.3%
4,632,018	TIAA-CREF Emerging Markets Equity Index Fund		65,450,409	9.3
5,681,827	TIAA-CREF International Equity Index Fund		133,068,383	19.0
	TOTAL INTERNATIONAL EQUITY		198,518,792	28.3
U.S. EQUITY—64.9%
14,612,682	TIAA-CREF Equity Index Fund		456,354,065	64.9
	TOTAL U.S. EQUITY		456,354,065	64.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $538,441,861)	699,894,118	99.6

	TOTAL PORTFOLIO	(Cost $538,441,861)	699,894,118	99.6
	OTHER ASSETS & LIABILITIES, NET		2,827,787	0.4
	NET ASSETS		$702,721,905	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	57

Portfolio of investments

Lifecycle Index 2065 Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
FIXED INCOME—5.2%
41,872	TIAA-CREF Bond Index Fund		$469,800	5.2%
	TOTAL FIXED INCOME		469,800	5.2
INTERNATIONAL EQUITY—28.6%
60,829	TIAA-CREF Emerging Markets Equity Index Fund		859,510	9.4
74,337	TIAA-CREF International Equity Index Fund		1,740,976	19.2
	TOTAL INTERNATIONAL EQUITY		2,600,486	28.6
U.S. EQUITY—65.8%
191,520	TIAA-CREF Equity Index Fund		5,981,161	65.8
	TOTAL U.S. EQUITY		5,981,161	65.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $7,688,916)	9,051,447	99.6

	TOTAL PORTFOLIO	(Cost $7,688,916)	9,051,447	99.6
	OTHER ASSETS & LIABILITIES, NET		35,206	0.4
	NET ASSETS		$9,086,653	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

58	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	59

Statements of assets and liabilities

TIAA-CREF Funds  ■  May 31, 2021

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$624,430,089	$687,084,736	$1,187,024,689	$3,364,022,563	$5,222,680,528	$5,956,053,206
Cash	861,284	—	1,053,028	4,372,024	9,169,863	5,985,869
Receivable from securities transactions	798,532	3,081,608	1,694,264	5,125,638	9,043,608	11,758,163
Receivable from Fund shares sold	318,858	678,719	980,152	3,461,524	5,122,699	5,069,930
Dividends receivable	447,406	493,017	815,042	2,213,970	3,049,553	3,022,618
Due from affiliates	72,388	75,323	114,332	285,742	405,903	428,581
Other	15,048	25,814	47,533	102,791	126,419	134,464
Total assets	626,943,605	691,439,217	1,191,729,040	3,379,584,252	5,249,598,573	5,982,452,831
LIABILITIES
Management fees payable	100,528	110,021	185,797	514,451	767,239	846,342
Service agreement fees payable	10,826	17,759	27,213	68,248	104,590	109,334
Distribution fees payable	3,208	5,532	12,455	40,048	58,917	59,833
Due to affiliates	4,458	4,590	5,208	7,976	9,969	10,704
Overdraft payable	—	2,492,407	—	—	—	—
Payable for securities transactions	1,437,957	344,457	2,282,045	8,070,268	15,649,989	14,424,945
Payable for Fund shares redeemed	1,762,448	409,609	479,129	3,514,239	3,808,084	4,725,482
Payable for trustee compensation	15,374	26,177	48,166	104,579	129,109	137,502
Accrued expenses and other payables	27,103	27,548	30,942	79,939	138,332	170,090
Total liabilities	3,361,902	3,438,100	3,070,955	12,399,748	20,666,229	20,484,232
NET ASSETS	$623,581,703	$688,001,117	$1,188,658,085	$3,367,184,504	$5,228,932,344	$5,961,968,599
NET ASSETS CONSIST OF:
Paid-in-capital	$511,625,569	$532,284,070	$883,557,055	$2,539,722,320	$3,965,703,256	$4,437,379,686
Total distributable earnings (loss)	111,956,134	155,717,047	305,101,030	827,462,184	1,263,229,088	1,524,588,913
NET ASSETS	$623,581,703	$688,001,117	$1,188,658,085	$3,367,184,504	$5,228,932,344	$5,961,968,599
INSTITUTIONAL CLASS:
Net assets	$547,545,081	$560,852,072	$962,219,545	$2,729,083,605	$4,263,285,986	$4,966,053,161
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,841,491	30,938,041	50,239,803	131,845,777	190,658,414	206,238,940
Net asset value per share	$17.20	$18.13	$19.15	$20.70	$22.36	$24.08
ADVISOR CLASS:
Net assets	$2,241,752	$1,950,433	$1,396,275	$11,420,208	$17,472,379	$23,351,592
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	130,391	107,581	72,948	552,510	782,905	971,335
Net asset value per share	$17.19	$18.13	$19.14	$20.67	$22.32	$24.04
PREMIER CLASS:
Net assets	$25,448,602	$43,665,028	$98,139,909	$316,253,121	$466,891,759	$475,692,701
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,480,895	2,417,428	5,147,231	15,357,433	20,976,368	19,857,757
Net asset value per share	$17.18	$18.06	$19.07	$20.59	$22.26	$23.96
RETIREMENT CLASS:
Net assets	$48,346,268	$81,533,584	$126,902,356	$310,427,570	$481,282,220	$496,871,145
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,817,549	4,539,076	6,678,665	15,129,581	21,725,419	20,835,549
Net asset value per share	$17.16	$17.96	$19.00	$20.52	$22.15	$23.85
‡ Affiliated investments, cost	$512,427,844	$534,258,514	$892,143,590	$2,565,522,012	$3,977,337,751	$4,429,321,512

60	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	61

Statements of assets and liabilities	concluded

TIAA-CREF Funds  ■  May 31, 2021

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund	Lifecycle Index 2065 Fund
ASSETS
Affiliated investments, at value‡	$5,626,398,402	$5,805,101,837	$4,325,874,965	$3,533,141,101	$1,773,408,563	$699,894,118	$9,051,447
Cash	7,419,995	6,984,446	5,626,415	5,888,233	3,124,966	1,561,773	6,193
Receivable from securities transactions	11,835,720	14,372,219	10,350,580	8,049,826	3,974,639	1,779,049	22,158
Receivable from Fund shares sold	6,127,013	6,119,506	6,076,797	6,050,392	4,196,862	2,421,969	35,718
Dividends receivable	2,419,989	1,802,802	786,427	508,776	218,543	71,956	737
Due from affiliates	368,632	357,749	253,891	214,648	116,824	57,717	14,319
Other	124,776	134,620	83,860	62,945	24,830	6,752	22
Total assets	5,654,694,527	5,834,873,179	4,349,052,935	3,553,915,921	1,785,065,227	705,793,334	9,130,594
LIABILITIES
Management fees payable	770,634	774,924	562,276	456,526	226,843	88,718	1,120
Service agreement fees payable	97,770	94,491	71,211	61,564	32,585	12,476	41
Distribution fees payable	58,974	55,807	44,135	37,038	17,778	5,069	80
Due to affiliates	10,259	10,525	8,656	7,704	5,554	4,355	3,720
Overdraft payable	—	—	—	—	—	—	—
Payable for securities transactions	15,742,782	17,131,400	12,349,002	10,861,680	5,530,244	2,717,567	33,123
Payable for Fund shares redeemed	2,927,289	3,368,630	1,781,147	1,455,042	567,817	193,403	2
Payable for trustee compensation	127,628	137,584	86,037	64,714	25,658	7,064	26
Accrued expenses and other payables	156,076	151,369	125,149	112,534	71,209	42,777	5,829
Total liabilities	19,891,412	21,724,730	15,027,613	13,056,802	6,477,688	3,071,429	43,941
NET ASSETS	$5,634,803,115	$5,813,148,449	$4,334,025,322	$3,540,859,119	$1,778,587,539	$702,721,905	$9,086,653
NET ASSETS CONSIST OF:
Paid-in-capital	$4,067,005,415	$4,017,059,845	$3,018,403,009	$2,484,743,422	$1,306,045,186	$544,053,323	$7,723,284
Total distributable earnings (loss)	1,567,797,700	1,796,088,604	1,315,622,313	1,056,115,697	472,542,353	158,668,582	1,363,369
NET ASSETS	$5,634,803,115	$5,813,148,449	$4,334,025,322	$3,540,859,119	$1,778,587,539	$702,721,905	$9,086,653
INSTITUTIONAL CLASS:
Net assets	$4,697,188,596	$4,914,220,478	$3,640,347,148	$2,948,578,365	$1,478,110,632	$600,347,616	$7,130,600
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	182,240,399	180,727,278	130,115,793	104,362,718	65,124,972	34,267,943	572,646
Net asset value per share	$25.77	$27.19	$27.98	$28.25	$22.70	$17.52	$12.45
ADVISOR CLASS:
Net assets	$15,230,692	$16,071,153	$12,840,336	$10,851,369	$8,250,533	$5,527,341	$626,069
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	591,951	591,788	459,811	384,707	364,097	315,704	50,259
Net asset value per share	$25.73	$27.16	$27.93	$28.21	$22.66	$17.51	$12.46
PREMIER CLASS:
Net assets	$470,422,138	$447,061,455	$352,495,560	$295,691,030	$142,662,478	$40,943,470	$636,674
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,353,949	16,534,739	12,664,485	10,526,076	6,307,046	2,341,664	51,116
Net asset value per share	$25.63	$27.04	$27.83	$28.09	$22.62	$17.48	$12.46
RETIREMENT CLASS:
Net assets	$451,961,689	$435,795,363	$328,342,278	$285,738,355	$149,563,896	$55,903,478	$693,310
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,712,613	16,181,479	11,853,555	10,221,807	6,629,571	3,205,655	55,714
Net asset value per share	$25.52	$26.93	$27.70	$27.95	$22.56	$17.44	$12.44
‡ Affiliated investments, cost	$4,051,966,152	$3,999,416,847	$3,000,661,868	$2,468,758,213	$1,295,956,032	$538,441,861	$7,688,916

62	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	63

Statements of operations

TIAA-CREF Funds  ■  For the year ended May 31, 2021

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$10,311,969	$11,476,546	$20,086,662	$56,629,266	$83,240,826	$91,959,969
Total income	10,311,969	11,476,546	20,086,662	56,629,266	83,240,826	91,959,969

EXPENSES
Management fees	1,084,281	1,195,311	2,055,488	5,621,530	8,027,077	8,606,265
Shareholder servicing — Institutional Class	10,075	6,455	7,048	15,843	15,417	17,277
Shareholder servicing — Advisor Class	1,622	714	1,239	7,687	9,313	13,256
Shareholder servicing — Premier Class	105	90	117	231	305	293
Shareholder servicing — Retirement Class	110,227	199,387	311,424	784,293	1,149,041	1,171,501
Distribution fees — Premier Class	40,302	55,748	137,801	434,563	620,135	607,667
Registration fees	65,494	64,287	65,794	70,646	75,043	77,797
Administrative service fees	40,908	41,589	47,583	73,552	93,070	99,593
Professional fees	15,846	15,910	17,417	24,068	29,072	30,459
Trustee fees and expenses	6,390	7,025	12,404	34,704	50,900	56,166
Other expenses	112,593	120,753	167,974	415,773	611,207	671,437
Total expenses	1,487,843	1,707,269	2,824,289	7,482,890	10,680,580	11,351,711
Less: Expenses reimbursed by the investment adviser	(187,282)	(185,016)	(199,466)	(317,428)	(434,937)	(489,190)
Fee waiver by investment adviser and Nuveen Securities	(595,275)	(656,074)	(1,082,081)	(2,843,168)	(3,870,887)	(3,935,814)
Net expenses	705,286	866,179	1,542,742	4,322,294	6,374,756	6,926,707
Net investment income (loss)	9,606,683	10,610,367	18,543,920	52,306,972	76,866,070	85,033,262

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	6,268,038	10,682,953	27,794,956	60,297,261	47,590,654	27,429,367
Realized gain distributions from affiliated investments	1,896,061	2,159,290	3,552,984	9,603,431	12,561,996	12,062,169
Realized gain (loss) from sale of unaffiliated investments	(83,305)	—	—	—	—	—
Net realized gain (loss) from investments	8,080,794	12,842,243	31,347,940	69,900,692	60,152,650	39,491,536
Net change in unrealized appreciation (depreciation) from affiliated investments	67,871,509	70,795,592	134,741,041	443,123,278	810,056,672	1,055,965,505
Net realized and unrealized gain (loss) from investments	75,952,303	83,637,835	166,088,981	513,023,970	870,209,322	1,095,457,041
Net increase (decrease) in net assets from operations	$85,558,986	$94,248,202	$184,632,901	$565,330,942	$947,075,392	$1,180,490,303

64	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	65

Statements of operations	concluded

TIAA-CREF Funds ■ For the year ended May 31, 2021

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund	Lifecycle Index 2065 Fund§

INVESTMENT INCOME
Dividends from affiliated investments	$85,717,369	$87,249,444	$62,265,727	$50,091,315	$23,617,450	$8,428,934	$96,295
Total income	85,717,369	87,249,444	62,265,727	50,091,315	23,617,450	8,428,934	96,295

EXPENSES
Management fees	7,753,822	7,790,851	5,522,418	4,446,934	2,105,382	757,603	6,685
Shareholder servicing — Institutional Class	16,308	18,092	15,637	17,181	13,417	13,062	1,826
Shareholder servicing — Advisor Class	8,812	7,809	7,190	5,989	4,373	2,871	1,527
Shareholder servicing — Premier Class	288	278	243	217	185	133	1,541
Shareholder servicing — Retirement Class	1,052,282	1,000,528	736,288	645,154	348,154	119,338	2,661
Distribution fees — Premier Class	594,626	541,183	426,622	359,961	161,569	41,794	575
Registration fees	69,301	71,269	66,321	66,538	65,005	62,694	89,374
Administrative service fees	95,000	96,527	79,526	70,893	51,356	40,001	25,824
Professional fees	29,088	29,327	25,154	23,119	18,428	15,555	14,002
Trustee fees and expenses	52,230	53,754	38,923	31,497	14,834	5,310	38
Other expenses	609,463	618,566	481,608	418,799	226,567	120,494	33,515
Total expenses	10,281,220	10,228,184	7,399,930	6,086,282	3,009,270	1,178,855	177,568
Less: Expenses reimbursed by the investment adviser	(461,514)	(463,615)	(393,772)	(378,839)	(273,855)	(213,638)	(168,342)
Fee waiver by investment adviser and Nuveen Securities	(3,351,619)	(3,258,332)	(2,210,423)	(1,782,097)	(833,504)	(301,293)	(2,635)
Net expenses	6,468,087	6,506,237	4,795,735	3,925,346	1,901,911	663,924	6,591
Net investment income (loss)	79,249,282	80,743,207	57,469,992	46,165,969	21,715,539	7,765,010	89,704

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	18,994,077	19,398,087	3,502,571	733,535	(1,216,469)	(488,485)	917
Realized gain distributions from affiliated investments	9,570,588	6,993,222	2,895,682	1,939,948	787,185	235,176	2,212
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	(152)	279
Net realized gain (loss) from investments	28,564,665	26,391,309	6,398,253	2,673,483	(429,284)	(253,461)	3,408
Net change in unrealized appreciation (depreciation) from affiliated investments	1,119,326,981	1,296,453,349	1,049,794,069	868,582,425	418,136,772	151,099,298	1,362,531
Net realized and unrealized gain (loss) from investments	1,147,891,646	1,322,844,658	1,056,192,322	871,255,908	417,707,488	150,845,837	1,365,939
Net increase (decrease) in net assets from operations	$1,227,140,928	$1,403,587,865	$1,113,662,314	$917,421,877	$439,423,027	$158,610,847	$1,455,643
§	For the period September 30, 2020 to May 31, 2021.

66	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	67

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$9,606,683	$9,999,845	$10,610,367	$11,340,949	$18,543,920	$22,155,468
Net realized gain (loss) from investments		8,080,794	(1,901,952)	12,842,243	(688,796)	31,347,940	(1,405,140)
Net change in unrealized appreciation (depreciation) from affiliated investments		67,871,509	23,290,186	70,795,592	26,877,289	134,741,041	51,478,456
Net increase (decrease) in net assets from operations		85,558,986	31,388,079	94,248,202	37,529,442	184,632,901	72,228,784

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(10,719,953)	(8,965,127)	(12,730,910)	(9,420,155)	(24,713,823)	(19,014,280)
	Advisor Class	(27,271)	(29,859)	(11,125)	(2,781)	(55,732)	(12,473)
	Premier Class	(475,508)	(696,931)	(844,649)	(764,977)	(2,362,930)	(2,144,320)
	Retirement Class	(839,863)	(839,397)	(1,726,732)	(1,584,095)	(3,021,603)	(2,790,646)
Total distributions		(12,062,595)	(10,531,314)	(15,313,416)	(11,772,008)	(30,154,088)	(23,961,719)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	191,059,210	218,936,807	204,675,178	150,337,322	256,019,114	275,486,482
	Advisor Class	1,151,737	1,932,945	2,040,506	3,001	2,283,793	441,470
	Premier Class	5,387,782	4,136,935	14,807,214	6,402,768	17,437,097	9,883,404
	Retirement Class	16,656,962	18,247,325	21,371,071	20,378,677	23,321,006	28,892,475
Reinvestments of distributions:	Institutional Class	9,891,486	8,308,363	12,335,607	9,130,272	24,089,091	18,485,431
	Advisor Class	24,677	27,086	8,082	—	52,169	9,565
	Premier Class	401,241	627,297	649,065	576,947	2,030,375	1,736,116
	Retirement Class	839,553	839,068	1,726,732	1,584,095	3,021,603	2,790,647
Redemptions:	Institutional Class	(154,741,004)	(114,157,477)	(162,616,004)	(72,350,030)	(261,631,976)	(164,612,219)
	Advisor Class	(103,505)	(1,039,449)	(293,271)	—	(1,658,284)	(33,853)
	Premier Class	(13,145,146)	(6,699,145)	(7,935,555)	(9,856,228)	(19,377,422)	(25,534,337)
	Retirement Class	(10,549,640)	(19,996,474)	(26,196,110)	(21,578,978)	(39,554,431)	(47,170,736)
Net increase (decrease) from shareholder transactions		46,873,353	111,163,281	60,572,515	84,627,846	6,032,135	100,374,445
Net increase (decrease) in net assets		120,369,744	132,020,046	139,507,301	110,385,280	160,510,948	148,641,510

NET ASSETS
Beginning of period		503,211,959	371,191,913	548,493,816	438,108,536	1,028,147,137	879,505,627
End of period		$623,581,703	$503,211,959	$688,001,117	$548,493,816	$1,188,658,085	$1,028,147,137

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,729,754	14,694,972	11,895,936	9,534,748	14,121,658	16,668,093
	Advisor Class	69,635	129,393	115,954	215	122,916	26,702
	Premier Class	328,083	279,073	857,362	413,105	966,252	603,597
	Retirement Class	1,034,496	1,226,980	1,248,175	1,318,280	1,280,351	1,774,638
Shares reinvested:	Institutional Class	606,170	566,464	708,535	574,231	1,317,064	1,109,570
	Advisor Class	1,507	1,848	464	—	2,854	574
	Premier Class	24,708	42,676	37,389	36,377	111,437	104,585
	Retirement Class	51,449	57,036	99,984	100,386	166,388	168,619
Shares redeemed:	Institutional Class	(9,450,485)	(7,745,476)	(9,353,376)	(4,620,687)	(14,411,717)	(10,088,563)
	Advisor Class	(6,247)	(76,923)	(16,521)	—	(88,396)	(2,117)
	Premier Class	(800,784)	(452,497)	(461,304)	(632,796)	(1,078,201)	(1,562,217)
	Retirement Class	(647,992)	(1,345,058)	(1,521,120)	(1,380,562)	(2,195,503)	(2,887,454)
Net increase (decrease) from shareholder transactions		2,940,294	7,378,488	3,611,478	5,343,297	315,103	5,916,027

68	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	69

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$52,306,972	$57,841,070	$76,866,070	$77,287,473	$85,033,262	$82,287,548
Net realized gain (loss) from investments		69,900,692	(7,986,715)	60,152,650	(10,762,047)	39,491,536	(10,596,269)
Net change in unrealized appreciation (depreciation) from affiliated investments		443,123,278	136,948,347	810,056,672	175,425,295	1,055,965,505	177,175,196
Net increase (decrease) in net assets from operations		565,330,942	186,802,702	947,075,392	241,950,721	1,180,490,303	248,866,475

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(59,350,887)	(47,265,526)	(82,165,521)	(61,882,352)	(89,228,567)	(68,257,501)
	Advisor Class	(138,305)	(106,244)	(187,460)	(46,935)	(221,354)	(84,189)
	Premier Class	(6,260,956)	(6,001,263)	(8,459,860)	(7,669,546)	(7,879,150)	(7,448,255)
	Retirement Class	(6,560,542)	(6,638,471)	(8,941,972)	(8,988,441)	(8,721,340)	(8,749,573)
Total distributions		(72,310,690)	(60,011,504)	(99,754,813)	(78,587,274)	(106,050,411)	(84,539,518)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	702,553,353	830,193,214	1,165,705,174	1,244,518,379	1,321,985,086	1,302,791,628
	Advisor Class	8,409,953	4,320,846	14,368,483	1,923,615	18,010,084	4,556,025
	Premier Class	46,561,317	32,790,549	78,190,697	49,154,107	78,554,197	43,562,836
	Retirement Class	53,648,706	70,125,141	81,639,842	95,012,622	87,820,262	93,165,489
Reinvestments of distributions:	Institutional Class	57,085,062	45,586,269	78,478,792	59,244,104	86,314,543	66,014,974
	Advisor Class	135,232	103,403	184,443	44,115	218,383	81,277
	Premier Class	4,958,387	4,773,985	6,556,141	6,043,989	6,544,917	6,362,260
	Retirement Class	6,560,541	6,638,471	8,941,972	8,988,441	8,721,340	8,749,573
Redemptions:	Institutional Class	(648,385,502)	(384,017,042)	(817,662,750)	(378,209,118)	(779,002,362)	(332,938,822)
	Advisor Class	(3,012,073)	(384,918)	(1,458,004)	(230,073)	(2,975,477)	(280,697)
	Premier Class	(49,438,854)	(41,281,500)	(51,651,674)	(44,822,610)	(39,349,260)	(42,172,053)
	Retirement Class	(103,546,576)	(108,195,577)	(118,617,109)	(113,733,979)	(118,598,827)	(99,155,440)
Net increase (decrease) from shareholder transactions		75,529,546	460,652,841	444,676,007	927,933,592	668,242,886	1,050,737,050
Net increase (decrease) in net assets		568,549,798	587,444,039	1,291,996,586	1,091,297,039	1,742,682,778	1,215,064,007

NET ASSETS
Beginning of period		2,798,634,706	2,211,190,667	3,936,935,758	2,845,638,719	4,219,285,821	3,004,221,814
End of period		$3,367,184,504	$2,798,634,706	$5,228,932,344	$3,936,935,758	$5,961,968,599	$4,219,285,821

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	36,277,439	47,406,231	56,100,150	67,266,664	59,733,903	66,948,983
	Advisor Class	424,790	247,404	688,505	105,983	797,998	232,187
	Premier Class	2,386,110	1,896,433	3,793,312	2,710,168	3,538,775	2,280,482
	Retirement Class	2,765,304	4,060,106	3,928,447	5,243,010	3,966,169	4,882,191
Shares reinvested:	Institutional Class	2,905,092	2,569,688	3,729,981	3,151,282	3,846,459	3,322,344
	Advisor Class	6,885	5,835	8,779	2,349	9,745	4,095
	Premier Class	253,367	270,328	312,793	322,690	292,969	321,651
	Retirement Class	336,438	376,972	428,461	481,954	391,970	443,916
Shares redeemed:	Institutional Class	(33,359,287)	(22,275,501)	(39,311,519)	(20,837,720)	(35,125,172)	(17,505,515)
	Advisor Class	(153,543)	(21,412)	(67,729)	(12,295)	(129,075)	(15,196)
	Premier Class	(2,578,410)	(2,404,780)	(2,525,387)	(2,473,559)	(1,819,139)	(2,235,731)
	Retirement Class	(5,341,634)	(6,235,251)	(5,728,505)	(6,185,839)	(5,351,773)	(5,120,482)
Net increase (decrease) from shareholder transactions		3,922,551	25,896,053	21,357,288	49,774,687	30,152,829	53,558,925

70	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$79,249,282	$74,497,633	$80,743,207	$77,343,070	$57,469,992	$52,004,630
Net realized gain (loss) from investments		28,564,665	(7,128,597)	26,391,309	(6,955,353)	6,398,253	(1,467,360)
Net change in unrealized appreciation (depreciation) from affiliated investments		1,119,326,981	154,902,423	1,296,453,349	151,181,293	1,049,794,069	89,244,274
Net increase (decrease) in net assets from operations		1,227,140,928	222,271,459	1,403,587,865	221,569,010	1,113,662,314	139,781,544

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(82,185,463)	(62,098,684)	(83,659,458)	(67,356,967)	(54,740,019)	(44,810,822)
	Advisor Class	(153,634)	(65,909)	(131,413)	(67,557)	(105,720)	(49,289)
	Premier Class	(7,680,349)	(7,206,604)	(6,708,888)	(6,397,082)	(4,787,925)	(4,911,571)
	Retirement Class	(7,749,057)	(7,973,672)	(7,058,535)	(7,569,623)	(4,714,349)	(5,580,972)
Total distributions		(97,768,503)	(77,344,869)	(97,558,294)	(81,391,229)	(64,348,013)	(55,352,654)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,241,437,681	1,163,653,447	1,149,358,957	1,072,690,067	939,605,770	864,379,658
	Advisor Class	10,974,172	2,804,473	12,207,148	1,545,264	9,715,991	1,467,232
	Premier Class	78,268,375	45,246,452	82,514,378	42,977,457	61,217,669	38,116,232
	Retirement Class	75,491,056	81,244,619	83,180,775	76,793,463	61,598,832	63,033,407
Reinvestments of distributions:	Institutional Class	79,186,655	60,042,625	81,363,405	65,713,552	52,966,805	43,648,069
	Advisor Class	150,602	62,904	128,407	64,494	102,944	46,191
	Premier Class	6,335,010	6,163,529	5,966,697	5,808,191	4,266,206	4,454,664
	Retirement Class	7,749,057	7,973,672	7,058,535	7,569,623	4,714,349	5,580,972
Redemptions:	Institutional Class	(708,354,007)	(255,951,791)	(716,339,444)	(216,178,284)	(498,315,421)	(150,706,405)
	Advisor Class	(1,412,301)	(327,459)	(1,355,923)	(560,337)	(1,360,605)	(261,189)
	Premier Class	(39,105,175)	(32,006,666)	(28,603,553)	(29,355,809)	(22,075,495)	(22,219,264)
	Retirement Class	(103,950,144)	(92,556,210)	(109,354,690)	(92,884,129)	(82,098,171)	(61,969,623)
Net increase (decrease) from shareholder transactions		646,770,981	986,349,595	566,124,692	934,183,552	530,338,874	785,569,944
Net increase (decrease) in net assets		1,776,143,406	1,131,276,185	1,872,154,263	1,074,361,333	1,579,653,175	869,998,834

NET ASSETS
Beginning of period		3,858,659,709	2,727,383,524	3,940,994,186	2,866,632,853	2,754,372,147	1,884,373,313
End of period		$5,634,803,115	$3,858,659,709	$5,813,148,449	$3,940,994,186	$4,334,025,322	$2,754,372,147

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	53,093,882	57,272,985	47,330,590	51,278,553	38,051,346	41,322,794
	Advisor Class	465,332	138,659	486,605	74,728	386,255	72,286
	Premier Class	3,332,791	2,268,052	3,326,310	2,092,134	2,460,351	1,861,972
	Retirement Class	3,210,198	4,109,003	3,384,557	3,762,615	2,462,770	3,089,834
Shares reinvested:	Institutional Class	3,328,569	2,874,228	3,278,139	3,038,074	2,096,865	2,000,370
	Advisor Class	6,339	3,014	5,178	2,983	4,080	2,119
	Premier Class	267,639	296,323	241,567	269,772	169,630	205,001
	Retirement Class	328,628	384,830	286,816	352,732	188,273	257,901
Shares redeemed:	Institutional Class	(30,110,477)	(12,880,082)	(29,104,126)	(10,594,726)	(19,783,206)	(7,293,648)
	Advisor Class	(59,228)	(16,382)	(55,341)	(26,637)	(51,774)	(12,242)
	Premier Class	(1,712,473)	(1,632,962)	(1,199,194)	(1,436,905)	(928,111)	(1,085,785)
	Retirement Class	(4,423,500)	(4,572,589)	(4,456,676)	(4,439,592)	(3,308,782)	(2,955,104)
Net increase (decrease) from shareholder transactions		27,727,700	48,245,079	23,524,425	44,373,731	21,747,697	37,465,498

72	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	73

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$46,165,969	$40,226,435	$21,715,539	$17,646,205	$7,765,010	$4,931,860
Net realized gain (loss) from investments		2,673,483	(895,623)	(429,284)	(354,602)	(253,461)	(290,779)
Net change in unrealized appreciation (depreciation) from affiliated investments		868,582,425	67,242,429	418,136,772	25,056,311	151,099,298	6,746,014
Net increase (decrease) in net assets from operations		917,421,877	106,573,241	439,423,027	42,347,914	158,610,847	11,387,095

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(42,430,221)	(33,967,239)	(19,292,672)	(14,697,222)	(6,976,807)	(4,203,800)
	Advisor Class	(91,551)	(53,022)	(72,735)	(25,176)	(42,596)	(19,937)
	Premier Class	(3,947,333)	(4,015,779)	(1,715,800)	(1,545,016)	(432,574)	(286,719)
	Retirement Class	(4,010,091)	(4,746,122)	(2,153,322)	(2,397,731)	(737,157)	(691,668)
Total distributions		(50,479,196)	(42,782,162)	(23,234,529)	(18,665,145)	(8,189,134)	(5,202,124)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	813,431,107	753,846,142	479,956,773	407,584,379	281,188,730	181,794,482
	Advisor Class	7,206,914	1,551,422	5,757,157	800,606	3,754,798	732,456
	Premier Class	52,560,460	37,059,256	38,644,994	26,046,960	18,114,313	10,430,273
	Retirement Class	54,707,156	58,046,790	34,204,930	39,101,739	21,821,410	22,702,101
Reinvestments of distributions:	Institutional Class	40,994,173	32,968,516	18,203,312	14,139,713	6,684,976	4,019,014
	Advisor Class	88,840	49,910	70,061	22,083	40,105	17,012
	Premier Class	3,507,602	3,678,576	1,498,630	1,392,509	359,085	234,855
	Retirement Class	4,010,091	4,746,122	2,153,020	2,397,372	736,927	691,392
Redemptions:	Institutional Class	(407,143,274)	(111,619,974)	(161,196,776)	(75,207,035)	(81,222,292)	(34,636,333)
	Advisor Class	(675,195)	(313,433)	(385,131)	(80,329)	(422,458)	(73,883)
	Premier Class	(20,998,387)	(17,041,829)	(9,636,115)	(8,435,522)	(3,853,209)	(1,803,263)
	Retirement Class	(69,958,388)	(57,748,674)	(44,408,997)	(30,215,676)	(18,899,836)	(13,223,954)
Net increase (decrease) from shareholder transactions		477,731,099	705,222,824	364,861,858	377,546,799	228,302,549	170,884,152
Net increase (decrease) in net assets		1,344,673,780	769,013,903	781,050,356	401,229,568	378,724,262	177,069,123

NET ASSETS
Beginning of period		2,196,185,339	1,427,171,436	997,537,183	596,307,615	323,997,643	146,928,520
End of period		$3,540,859,119	$2,196,185,339	$1,778,587,539	$997,537,183	$702,721,905	$323,997,643

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	32,551,557	35,975,444	23,898,376	24,185,539	18,088,666	14,134,700
	Advisor Class	284,899	73,996	287,032	48,310	239,023	57,311
	Premier Class	2,119,729	1,806,790	1,916,847	1,594,984	1,163,078	822,237
	Retirement Class	2,183,270	2,828,051	1,715,991	2,361,850	1,418,338	1,774,966
Shares reinvested:	Institutional Class	1,611,406	1,504,038	892,319	805,223	424,983	297,484
	Advisor Class	3,496	2,279	3,438	1,258	2,551	1,258
	Premier Class	138,586	168,587	73,643	79,481	22,857	17,396
	Retirement Class	159,131	218,514	106,060	137,071	47,028	51,290
Shares redeemed:	Institutional Class	(15,906,221)	(5,378,938)	(7,976,809)	(4,506,804)	(5,222,822)	(2,682,020)
	Advisor Class	(26,590)	(14,202)	(18,933)	(4,802)	(27,251)	(5,752)
	Premier Class	(866,647)	(835,477)	(491,181)	(522,532)	(252,220)	(144,083)
	Retirement Class	(2,777,186)	(2,726,554)	(2,161,601)	(1,770,172)	(1,195,996)	(1,007,770)
Net increase (decrease) from shareholder transactions		19,475,430	33,622,528	18,245,182	22,409,406	14,708,235	13,317,017

74	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	75

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2065 Fund
		May 31, 2021§

OPERATIONS
Net investment income (loss)		$89,704
Net realized gain (loss) from investments		3,408
Net change in unrealized appreciation (depreciation) from affiliated investments		1,362,531
Net increase (decrease) in net assets from operations		1,455,643

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(66,007)
	Advisor Class	(8,865)
	Premier Class	(8,865)
	Retirement Class	(8,734)
Total distributions		(92,471)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	6,581,831
	Advisor Class	503,092
	Premier Class	516,791
	Retirement Class	583,151
Reinvestments of distributions:	Institutional Class	4,735
	Advisor Class	—
	Premier Class	—
	Retirement Class	8
Redemptions:	Institutional Class	(448,475)
	Advisor Class	—
	Premier Class	(3,596)
	Retirement Class	(14,056)
Net increase (decrease) from shareholder transactions		7,723,481
Net increase (decrease) in net assets		9,086,653

NET ASSETS
Beginning of period		—
End of period		$9,086,653

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	609,815
	Advisor Class	50,259
	Premier Class	51,411
	Retirement Class	56,856
Shares reinvested:	Institutional Class	424
	Advisor Class	—
	Premier Class	—
	Retirement Class	1
Shares redeemed:	Institutional Class	(37,593)
	Advisor Class	—
	Premier Class	(295)
	Retirement Class	(1,143)
Net increase (decrease) from shareholder transactions		729,735
§	For the period September 30, 2020 to May 31, 2021.

76	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	77

Financial highlights

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	[j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)	Portfolio turnover rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/21	$15.10	$0.28		$2.16		$2.44	$(0.29)	$(0.05)	$(0.34)	$17.20	16.36%	$547,545	0.23%[g]		0.10%[g]		1.69%	23%
	5/31/20	14.31	0.34		0.82		1.16	(0.35)	(0.02)	(0.37)	15.10	8.17	437,256	0.26	[g]	0.10	[g]	2.32	27
	5/31/19	14.22	0.34		0.15		0.49	(0.34)	(0.06)	(0.40)	14.31	3.66	306,742	0.24	[f]	0.07	[f]	2.39	23
	5/31/18	13.81	0.29		0.43		0.72	(0.29)	(0.02)	(0.31)	14.22	5.16	233,165	0.21	[e]	0.00	[e]	2.09	26
	5/31/17	13.09	0.25		0.76		1.01	(0.26)	(0.03)	(0.29)	13.81	7.81	79,296	0.27	[e]	0.00	[e]	1.90	40
Advisor Class:	5/31/21	15.10	0.24		2.18		2.42	(0.28)	(0.05)	(0.33)	17.19	16.16	2,242	0.34	[g]	0.20	[g]	1.49	23
	5/31/20	14.31	0.36		0.79		1.15	(0.34)	(0.02)	(0.36)	15.10	8.08	989	0.37	[g]	0.22	[g]	2.41	27
	5/31/19	14.22	0.33		0.16		0.49	(0.34)	(0.06)	(0.40)	14.31	3.64	160	0.27	[f]	0.10	[f]	2.33	23
	5/31/18	13.82	0.30		0.41		0.71	(0.29)	(0.02)	(0.31)	14.22	5.07	111	0.21	[e]	0.01	[e]	2.13	26
	5/31/17	13.09	0.27		0.75		1.02	(0.26)	(0.03)	(0.29)	13.82	7.86	108	0.29	[e]	0.03	[e]	2.03	40
Premier Class:	5/31/21	15.09	0.27		2.14		2.41	(0.27)	(0.05)	(0.32)	17.18	16.12	25,449	0.38	[g]	0.25	[g]	1.63	23
	5/31/20	14.30	0.32		0.82		1.14	(0.33)	(0.02)	(0.35)	15.09	8.09	29,105	0.40	[g]	0.25	[g]	2.17	27
	5/31/19	14.20	0.31		0.17		0.48	(0.32)	(0.06)	(0.38)	14.30	3.44	29,443	0.39	[f]	0.22	[f]	2.20	23
	5/31/18	13.81	0.28		0.40		0.68	(0.27)	(0.02)	(0.29)	14.20	4.94	20,117	0.35	[e]	0.15	[e]	2.00	26
	5/31/17	13.08	0.26		0.74		1.00	(0.24)	(0.03)	(0.27)	13.81	7.73	11,670	0.41	[e]	0.15	[e]	1.95	40
Retirement Class:	5/31/21	15.07	0.24		2.16		2.40	(0.26)	(0.05)	(0.31)	17.16	16.04	48,346	0.48	[g]	0.35	[g]	1.45	23
	5/31/20	14.28	0.31		0.81		1.12	(0.31)	(0.02)	(0.33)	15.07	7.91	35,862	0.50	[g]	0.35	[g]	2.09	27
	5/31/19	14.19	0.31		0.15		0.46	(0.31)	(0.06)	(0.37)	14.28	3.40	34,847	0.49	[f]	0.32	[f]	2.19	23
	5/31/18	13.79	0.26		0.42		0.68	(0.26)	(0.02)	(0.28)	14.19	4.83	39,058	0.45	[e]	0.25	[e]	1.88	26
	5/31/17	13.07	0.23		0.75		0.98	(0.23)	(0.03)	(0.26)	13.79	7.57	37,211	0.51	[e]	0.25	[e]	1.70	40
LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/21	15.97	0.30		2.28		2.58	(0.31)	(0.11)	(0.42)	18.13	16.22	560,852	0.23	[g]	0.10	[g]	1.71	28
	5/31/20	15.11	0.36		0.87		1.23	(0.35)	(0.02)	(0.37)	15.97	8.18	442,192	0.25	[g]	0.10	[g]	2.32	22
	5/31/19	15.04	0.36		0.15		0.51	(0.35)	(0.09)	(0.44)	15.11	3.57	335,348	0.22	[f]	0.07	[f]	2.40	19
	5/31/18	14.59	0.32		0.45		0.77	(0.29)	(0.03)	(0.32)	15.04	5.29	265,521	0.15	[e]	0.00	[e]	2.13	16
	5/31/17	13.76	0.29		0.85		1.14	(0.27)	(0.04)	(0.31)	14.59	8.47	195,420	0.16	[e]	0.00	[e]	2.04	16
Advisor Class:	5/31/21	15.97	0.22		2.35		2.57	(0.30)	(0.11)	(0.41)	18.13	16.18	1,950	0.32	[g]	0.19	[g]	1.28	28
	5/31/20	15.11	0.36		0.87		1.23	(0.35)	(0.02)	(0.37)	15.97	8.16	123	0.26	[g]	0.12	[g]	2.30	22
	5/31/19	15.05	0.39		0.11		0.50	(0.35)	(0.09)	(0.44)	15.11	3.52	113	0.27	[f]	0.13	[f]	2.57	19
	5/31/18	14.59	0.31		0.47		0.78	(0.29)	(0.03)	(0.32)	15.05	5.28	177	0.17	[e]	0.02	[e]	2.06	16
	5/31/17	13.77	0.29		0.84		1.13	(0.27)	(0.04)	(0.31)	14.59	8.38	109	0.18	[e]	0.02	[e]	2.04	16
Premier Class:	5/31/21	15.92	0.27		2.26		2.53	(0.28)	(0.11)	(0.39)	18.06	15.99	43,665	0.38	[g]	0.25	[g]	1.56	28
	5/31/20	15.06	0.35		0.86		1.21	(0.33)	(0.02)	(0.35)	15.92	8.06	31,580	0.40	[g]	0.25	[g]	2.20	22
	5/31/19	15.00	0.35		0.13		0.48	(0.33)	(0.09)	(0.42)	15.06	3.42	32,634	0.36	[f]	0.21	[f]	2.35	19
	5/31/18	14.54	0.30		0.47		0.77	(0.28)	(0.03)	(0.31)	15.00	5.18	47,385	0.30	[e]	0.15	[e]	2.03	16
	5/31/17	13.73	0.27		0.83		1.10	(0.25)	(0.04)	(0.29)	14.54	8.19	32,513	0.31	[e]	0.15	[e]	1.92	16
Retirement Class:	5/31/21	15.83	0.25		2.26		2.51	(0.27)	(0.11)	(0.38)	17.96	15.91	81,534	0.48	[g]	0.35	[g]	1.46	28
	5/31/20	14.98	0.32		0.87		1.19	(0.32)	(0.02)	(0.34)	15.83	7.93	74,599	0.50	[g]	0.35	[g]	2.08	22
	5/31/19	14.92	0.32		0.14		0.46	(0.31)	(0.09)	(0.40)	14.98	3.32	70,013	0.47	fe	0.32	fe	2.16	19
	5/31/18	14.47	0.28		0.46		0.74	(0.26)	(0.03)	(0.29)	14.92	5.02	77,207	0.40	[e]	0.25	[e]	1.88	16
	5/31/17	13.66	0.26		0.83		1.09	(0.24)	(0.04)	(0.28)	14.47	8.15	68,843	0.41	[e]	0.25	[e]	1.83	16

78	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	79

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	[j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)	Portfolio turnover rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/21	$16.65	$0.31		$2.69		$3.00	$(0.34)	$(0.16)	$(0.50)	$19.15	18.16%	$ 962,220	0.21%[g]		0.10%[g]		1.71%	26%
	5/31/20	15.76	0.38		0.92		1.30	(0.38)	(0.03)	(0.41)	16.65	8.24	819,474	0.23	[g]	0.10	[g]	2.33	25
	5/31/19	15.74	0.37		0.13		0.50	(0.37)	(0.11)	(0.48)	15.76	3.40	654,257	0.20	[f]	0.07	[f]	2.38	17
	5/31/18	15.15	0.34		0.58		0.92	(0.30)	(0.03)	(0.33)	15.74	6.01	533,409	0.13	[e]	0.00	[e]	2.16	11
	5/31/17	14.20	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.15	9.28	377,197	0.14	[e]	0.01	[e]	2.05	14
Advisor Class:	5/31/21	16.65	0.23		2.75		2.98	(0.33)	(0.16)	(0.49)	19.14	18.05	1,396	0.31	[g]	0.20	[g]	1.28	26
	5/31/20	15.76	0.39		0.90		1.29	(0.37)	(0.03)	(0.40)	16.65	8.19	592	0.30	[g]	0.18	[g]	2.38	25
	5/31/19	15.74	0.37		0.12		0.49	(0.36)	(0.11)	(0.47)	15.76	3.31	164	0.24	[f]	0.11	[f]	2.38	17
	5/31/18	15.16	0.33		0.58		0.91	(0.30)	(0.03)	(0.33)	15.74	5.99	114	0.14	[e]	0.01	[e]	2.13	11
	5/31/17	14.21	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.16	9.25	110	0.15	[e]	0.02	[e]	2.07	14
Premier Class:	5/31/21	16.58	0.28		2.68		2.96	(0.31)	(0.16)	(0.47)	19.07	18.00	98,140	0.36	[g]	0.25	[g]	1.55	26
	5/31/20	15.69	0.36		0.91		1.27	(0.35)	(0.03)	(0.38)	16.58	8.12	85,350	0.37	[g]	0.25	[g]	2.18	25
	5/31/19	15.68	0.36		0.10		0.46	(0.34)	(0.11)	(0.45)	15.69	3.19	94,174	0.34	[f]	0.21	[f]	2.31	17
	5/31/18	15.10	0.32		0.57		0.89	(0.28)	(0.03)	(0.31)	15.68	5.83	101,715	0.28	[e]	0.15	[e]	2.05	11
	5/31/17	14.15	0.28		1.00		1.28	(0.27)	(0.06)	(0.33)	15.10	9.15	71,489	0.29	[e]	0.16	[e]	1.92	14
Retirement Class:	5/31/21	16.52	0.26		2.67		2.93	(0.29)	(0.16)	(0.45)	19.00	17.88	126,902	0.46	[g]	0.35	[g]	1.44	26
	5/31/20	15.64	0.33		0.91		1.24	(0.33)	(0.03)	(0.36)	16.52	7.96	122,731	0.47	[g]	0.35	[g]	2.05	25
	5/31/19	15.62	0.33		0.13		0.46	(0.33)	(0.11)	(0.44)	15.64	3.09	130,910	0.45	[f]	0.32	[f]	2.14	17
	5/31/18	15.05	0.29		0.58		0.87	(0.27)	(0.03)	(0.30)	15.62	5.73	133,557	0.38	[e]	0.25	[e]	1.87	11
	5/31/17	14.11	0.26		1.00		1.26	(0.26)	(0.06)	(0.32)	15.05	9.03	118,186	0.39	[e]	0.26	[e]	1.81	14
LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/21	17.63	0.33		3.20		3.53	(0.36)	(0.10)	(0.46)	20.70	20.14	2,729,084	0.20	[g]	0.10	[g]	1.72	21
	5/31/20	16.65	0.40		0.99		1.39	(0.39)	(0.02)	(0.41)	17.63	8.36	2,221,699	0.21	[g]	0.10	[g]	2.32	20
	5/31/19	16.63	0.39		0.08		0.47	(0.38)	(0.07)	(0.45)	16.65	3.07	1,636,541	0.19	[f]	0.08	[f]	2.34	12
	5/31/18	15.87	0.36		0.73		1.09	(0.31)	(0.02)	(0.33)	16.63	6.85	1,176,623	0.12	[e]	0.01	[e]	2.17	8
	5/31/17	14.70	0.31		1.21		1.52	(0.30)	(0.05)	(0.35)	15.87	10.50	710,053	0.13	[e]	0.02	[e]	2.07	9
Advisor Class:	5/31/21	17.61	0.27		3.23		3.50	(0.34)	(0.10)	(0.44)	20.67	20.00	11,420	0.30	[g]	0.20	[g]	1.37	21
	5/31/20	16.64	0.43		0.94		1.37	(0.38)	(0.02)	(0.40)	17.61	8.25	4,832	0.31	[g]	0.21	[g]	2.51	20
	5/31/19	16.62	0.38		0.08		0.46	(0.37)	(0.07)	(0.44)	16.64	2.95	708	0.27	[f]	0.16	[f]	2.30	12
	5/31/18	15.86	0.36		0.72		1.08	(0.30)	(0.02)	(0.32)	16.62	6.85	200	0.18	[e]	0.07	[e]	2.17	8
	5/31/17	14.70	0.37		1.14		1.51	(0.30)	(0.05)	(0.35)	15.86	10.42	244	0.18	[e]	0.06	[e]	2.44	9
Premier Class:	5/31/21	17.55	0.30		3.17		3.47	(0.33)	(0.10)	(0.43)	20.59	19.89	316,253	0.35	[g]	0.25	[g]	1.55	21
	5/31/20	16.57	0.38		0.99		1.37	(0.37)	(0.02)	(0.39)	17.55	8.25	268,403	0.36	[g]	0.25	[g]	2.16	20
	5/31/19	16.55	0.37		0.07		0.44	(0.35)	(0.07)	(0.42)	16.57	2.86	257,430	0.33	[f]	0.22	[f]	2.24	12
	5/31/18	15.80	0.33		0.73		1.06	(0.29)	(0.02)	(0.31)	16.55	6.75	250,375	0.27	[e]	0.16	[e]	2.02	8
	5/31/17	14.64	0.30		1.19		1.49	(0.28)	(0.05)	(0.33)	15.80	10.32	175,521	0.28	[e]	0.17	[e]	1.95	9
Retirement Class:	5/31/21	17.48	0.28		3.17		3.45	(0.31)	(0.10)	(0.41)	20.52	19.85	310,428	0.45	[g]	0.35	[g]	1.46	21
	5/31/20	16.51	0.35		0.99		1.34	(0.35)	(0.02)	(0.37)	17.48	8.10	303,700	0.46	[g]	0.35	[g]	2.05	20
	5/31/19	16.49	0.34		0.09		0.43	(0.34)	(0.07)	(0.41)	16.51	2.76	316,512	0.43	[f]	0.32	[f]	2.09	12
	5/31/18	15.74	0.30		0.74		1.04	(0.27)	(0.02)	(0.29)	16.49	6.66	318,125	0.37	[e]	0.26	[e]	1.86	8
	5/31/17	14.60	0.28		1.18		1.46	(0.27)	(0.05)	(0.32)	15.74	10.14	267,914	0.38	[e]	0.27	[e]	1.85	9

80	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	81

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized								Ratios to average net assets
	For the	Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)	Portfolio turnover rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/21	$18.53	$0.35		$ 3.94	$4.29	$(0.37)	$(0.09)	$(0.46)	$22.36	23.29%	$4,263,286	0.19%[g]		0.10%[g]		1.71%	18%
	5/31/20	17.49	0.42		1.05	1.47	(0.41)	(0.02)	(0.43)	18.53	8.35	3,152,216	0.20	[g]	0.11	[g]	2.31	17
	5/31/19	17.51	0.40		0.02	0.42	(0.39)	(0.05)	(0.44)	17.49	2.58	2,108,199	0.18	[f]	0.08	[f]	2.28	11
	5/31/18	16.54	0.37		0.95	1.32	(0.33)	(0.02)	(0.35)	17.51	7.99	1,456,072	0.12	[e]	0.01	[e]	2.14	7
	5/31/17	15.14	0.33		1.44	1.77	(0.31)	(0.06)	(0.37)	16.54	11.90	778,157	0.13	[e]	0.02	[e]	2.07	9
Advisor Class:	5/31/21	18.50	0.31		3.96	4.27	(0.36)	(0.09)	(0.45)	22.32	23.20	17,472	0.29	[g]	0.20	[g]	1.47	18
	5/31/20	17.47	0.42		1.03	1.45	(0.40)	(0.02)	(0.42)	18.50	8.23	2,837	0.30	[g]	0.21	[g]	2.30	17
	5/31/19	17.50	0.40		(0.00)	0.40	(0.38)	(0.05)	(0.43)	17.47	2.51	1,001	0.28	[f]	0.18	[f]	2.28	11
	5/31/18	16.53	0.31		1.00	1.31	(0.32)	(0.02)	(0.34)	17.50	7.89	438	0.21	[e]	0.09	[e]	1.82	7
	5/31/17	15.14	0.32		1.44	1.76	(0.31)	(0.06)	(0.37)	16.53	11.82	140	0.15	[e]	0.04	[e]	2.06	9
Premier Class:	5/31/21	18.45	0.32		3.92	4.24	(0.34)	(0.09)	(0.43)	22.26	23.11	466,892	0.34	[g]	0.25	[g]	1.55	18
	5/31/20	17.41	0.39		1.05	1.44	(0.38)	(0.02)	(0.40)	18.45	8.24	357,784	0.35	[g]	0.26	[g]	2.15	17
	5/31/19	17.44	0.38		0.01	0.39	(0.37)	(0.05)	(0.42)	17.41	2.44	328,028	0.33	[f]	0.22	[f]	2.20	11
	5/31/18	16.47	0.35		0.95	1.30	(0.31)	(0.02)	(0.33)	17.44	7.84	299,291	0.27	[e]	0.16	[e]	2.01	7
	5/31/17	15.09	0.31		1.42	1.73	(0.29)	(0.06)	(0.35)	16.47	11.66	186,729	0.28	[e]	0.17	[e]	1.98	9
Retirement Class:	5/31/21	18.36	0.30		3.90	4.20	(0.32)	(0.09)	(0.41)	22.15	22.99	481,282	0.44	[g]	0.35	[g]	1.46	18
	5/31/20	17.34	0.37		1.03	1.40	(0.36)	(0.02)	(0.38)	18.36	8.05	424,099	0.46	[g]	0.36	[g]	2.05	17
	5/31/19	17.36	0.35		0.03	0.38	(0.35)	(0.05)	(0.40)	17.34	2.33	408,411	0.43	[f]	0.32	[f]	2.03	11
	5/31/18	16.40	0.31		0.96	1.27	(0.29)	(0.02)	(0.31)	17.36	7.76	372,112	0.37	[e]	0.26	[e]	1.84	7
	5/31/17	15.04	0.29		1.41	1.70	(0.28)	(0.06)	(0.34)	16.40	11.50	293,959	0.38	[e]	0.27	[e]	1.86	9
LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/21	19.40	0.38		4.77	5.15	(0.39)	(0.08)	(0.47)	24.08	26.70	4,966,053	0.19	[g]	0.10	[g]	1.70	16
	5/31/20	18.33	0.44		1.08	1.52	(0.43)	(0.02)	(0.45)	19.40	8.25	3,449,438	0.20	[g]	0.10	[g]	2.30	15
	5/31/19	18.42	0.41		(0.04)	0.37	(0.41)	(0.05)	(0.46)	18.33	2.13	2,291,258	0.18	[f]	0.08	[f]	2.24	10
	5/31/18	17.23	0.38		1.19	1.57	(0.35)	(0.03)	(0.38)	18.42	9.10	1,517,858	0.12	[e]	0.02	[e]	2.11	5
	5/31/17	15.60	0.34		1.69	2.03	(0.33)	(0.07)	(0.40)	17.23	13.20	818,138	0.13	[e]	0.03	[e]	2.09	6
Advisor Class:	5/31/21	19.38	0.31		4.80	5.11	(0.37)	(0.08)	(0.45)	24.04	26.54	23,352	0.29	[g]	0.20	[g]	1.38	16
	5/31/20	18.31	0.42		1.09	1.51	(0.42)	(0.02)	(0.44)	19.38	8.20	5,671	0.30	[g]	0.21	[g]	2.20	15
	5/31/19	18.41	0.43		(0.08)	0.35	(0.40)	(0.05)	(0.45)	18.31	2.03	1,311	0.28	[f]	0.18	[f]	2.36	10
	5/31/18	17.22	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.41	9.00	165	0.21	[e]	0.11	[e]	2.00	5
	5/31/17	15.60	0.32		1.70	2.02	(0.33)	(0.07)	(0.40)	17.22	13.12	150	0.17	[e]	0.07	[e]	1.97	6
Premier Class:	5/31/21	19.31	0.34		4.75	5.09	(0.36)	(0.08)	(0.44)	23.96	26.45	475,693	0.34	[g]	0.25	[g]	1.54	16
	5/31/20	18.24	0.41		1.09	1.50	(0.41)	(0.02)	(0.43)	19.31	8.14	344,547	0.35	[g]	0.25	[g]	2.14	15
	5/31/19	18.34	0.40		(0.07)	0.33	(0.38)	(0.05)	(0.43)	18.24	1.98	318,862	0.32	[f]	0.22	[f]	2.16	10
	5/31/18	17.15	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.34	8.95	307,155	0.27	[e]	0.17	[e]	1.97	5
	5/31/17	15.54	0.32		1.67	1.99	(0.31)	(0.07)	(0.38)	17.15	12.97	206,717	0.28	[e]	0.18	[e]	1.98	6
Retirement Class:	5/31/21	19.22	0.32		4.72	5.04	(0.33)	(0.08)	(0.41)	23.85	26.40	496,871	0.44	[g]	0.35	[g]	1.45	16
	5/31/20	18.16	0.39		1.08	1.47	(0.39)	(0.02)	(0.41)	19.22	8.02	419,628	0.45	[g]	0.35	[g]	2.04	15
	5/31/19	18.26	0.36		(0.05)	0.31	(0.36)	(0.05)	(0.41)	18.16	1.88	392,792	0.42	[f]	0.32	[f]	2.01	10
	5/31/18	17.08	0.33		1.19	1.52	(0.31)	(0.03)	(0.34)	18.26	8.82	368,806	0.37	[e]	0.27	[e]	1.81	5
	5/31/17	15.48	0.31		1.66	1.97	(0.30)	(0.07)	(0.37)	17.08	12.90	287,818	0.38	[e]	0.28	[e]	1.92	6

82	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	83

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized								Ratios to average net assets
	For the	Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)	Portfolio turnover rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/21	$20.21	$0.40		$ 5.64	$6.04	$(0.40)	$(0.08)	$(0.48)	$25.77	30.12%	$4,697,189	0.18%[g]		0.10%[g]		1.70%	15%
	5/31/20	19.12	0.46		1.11	1.57	(0.46)	(0.02)	(0.48)	20.21	8.12	3,151,680	0.19	[g]	0.11	[g]	2.30	14
	5/31/19	19.32	0.42		(0.14)	0.28	(0.42)	(0.06)	(0.48)	19.12	1.66	2,077,146	0.17	[f]	0.08	[f]	2.20	7
	5/31/18	17.89	0.40		1.43	1.83	(0.37)	(0.03)	(0.40)	19.32	10.17	1,453,606	0.12	[e]	0.02	[e]	2.09	5
	5/31/17	16.01	0.35		1.95	2.30	(0.34)	(0.08)	(0.42)	17.89	14.60	822,392	0.13	[e]	0.03	[e]	2.09	5
Advisor Class:	5/31/21	20.18	0.32		5.70	6.02	(0.39)	(0.08)	(0.47)	25.73	30.03	15,231	0.28	[g]	0.20	[g]	1.37	15
	5/31/20	19.10	0.50		1.04	1.54	(0.44)	(0.02)	(0.46)	20.18	8.02	3,623	0.29	[g]	0.20	[g]	2.51	14
	5/31/19	19.31	0.40		(0.13)	0.27	(0.42)	(0.06)	(0.48)	19.10	1.52	1,036	0.27	[f]	0.18	[f]	2.12	7
	5/31/18	17.88	0.38		1.44	1.82	(0.36)	(0.03)	(0.39)	19.31	10.22	133	0.14	[e]	0.04	[e]	2.02	5
	5/31/17	16.00	0.36		1.94	2.30	(0.34)	(0.08)	(0.42)	17.88	14.59	115	0.14	[e]	0.04	[e]	2.13	5
Premier Class:	5/31/21	20.11	0.36		5.61	5.97	(0.37)	(0.08)	(0.45)	25.63	29.90	470,422	0.33	[g]	0.25	[g]	1.54	15
	5/31/20	19.02	0.43		1.11	1.54	(0.43)	(0.02)	(0.45)	20.11	8.02	331,062	0.34	[g]	0.26	[g]	2.15	14
	5/31/19	19.22	0.40		(0.14)	0.26	(0.40)	(0.06)	(0.46)	19.02	1.46	295,473	0.32	[f]	0.23	[f]	2.10	7
	5/31/18	17.81	0.37		1.41	1.78	(0.34)	(0.03)	(0.37)	19.22	10.03	276,476	0.27	[e]	0.17	[e]	1.95	5
	5/31/17	15.94	0.33		1.94	2.27	(0.32)	(0.08)	(0.40)	17.81	14.45	184,167	0.28	[e]	0.18	[e]	1.98	5
Retirement Class:	5/31/21	20.02	0.33		5.60	5.93	(0.35)	(0.08)	(0.43)	25.52	29.81	451,962	0.43	[g]	0.35	[g]	1.45	15
	5/31/20	18.94	0.41		1.10	1.51	(0.41)	(0.02)	(0.43)	20.02	7.89	372,294	0.44	[g]	0.36	[g]	2.04	14
	5/31/19	19.14	0.37		(0.13)	0.24	(0.38)	(0.06)	(0.44)	18.94	1.36	353,729	0.42	[f]	0.33	[f]	1.94	7
	5/31/18	17.73	0.33		1.43	1.76	(0.32)	(0.03)	(0.35)	19.14	9.97	331,850	0.37	[e]	0.27	[e]	1.78	5
	5/31/17	15.88	0.31		1.93	2.24	(0.31)	(0.08)	(0.39)	17.73	14.31	253,984	0.38	[e]	0.28	[e]	1.85	5
LIFECYCLE INDEX 2040 FUND
Institutional Class:	5/31/21	20.71	0.41		6.56	6.97	(0.41)	(0.08)	(0.49)	27.19	33.87	4,914,220	0.18	[g]	0.10	[g]	1.68	14
	5/31/20	19.65	0.47		1.08	1.55	(0.47)	(0.02)	(0.49)	20.71	7.81	3,297,735	0.19	[g]	0.10	[g]	2.28	11
	5/31/19	19.96	0.42		(0.25)	0.17	(0.43)	(0.05)	(0.48)	19.65	1.08	2,269,054	0.17	[f]	0.08	[f]	2.14	6
	5/31/18	18.30	0.39		1.68	2.07	(0.38)	(0.03)	(0.41)	19.96	11.32	1,613,765	0.12	[e]	0.03	[e]	2.02	3
	5/31/17	16.19	0.36		2.19	2.55	(0.35)	(0.09)	(0.44)	18.30	16.02	953,151	0.13	[e]	0.04	[e]	2.08	5
Advisor Class:	5/31/21	20.69	0.31		6.64	6.95	(0.40)	(0.08)	(0.48)	27.16	33.78	16,071	0.28	[g]	0.20	[g]	1.25	14
	5/31/20	19.63	0.47		1.07	1.54	(0.46)	(0.02)	(0.48)	20.69	7.75	3,215	0.28	[g]	0.19	[g]	2.30	11
	5/31/19	19.94	0.40		(0.24)	0.16	(0.42)	(0.05)	(0.47)	19.63	0.96	2,047	0.25	[f]	0.16	[f]	2.02	6
	5/31/18	18.29	0.50		1.55	2.05	(0.37)	(0.03)	(0.40)	19.94	11.29	547	0.23	[e]	0.14	[e]	2.53	3
	5/31/17	16.19	0.55		1.99	2.54	(0.35)	(0.09)	(0.44)	18.29	15.94	213	0.18	[e]	0.09	[e]	3.19	5
Premier Class:	5/31/21	20.60	0.36		6.54	6.90	(0.38)	(0.08)	(0.46)	27.04	33.69	447,061	0.33	[g]	0.25	[g]	1.50	14
	5/31/20	19.55	0.44		1.07	1.51	(0.44)	(0.02)	(0.46)	20.60	7.65	291,837	0.34	[g]	0.25	[g]	2.12	11
	5/31/19	19.86	0.41		(0.27)	0.14	(0.40)	(0.05)	(0.45)	19.55	0.87	258,812	0.31	[f]	0.23	[f]	2.09	6
	5/31/18	18.21	0.37		1.67	2.04	(0.36)	(0.03)	(0.39)	19.86	11.24	264,272	0.27	[e]	0.18	[e]	1.88	3
	5/31/17	16.12	0.33		2.18	2.51	(0.33)	(0.09)	(0.42)	18.21	15.81	185,887	0.28	[e]	0.19	[e]	1.95	5
Retirement Class:	5/31/21	20.52	0.34		6.51	6.85	(0.36)	(0.08)	(0.44)	26.93	33.55	435,795	0.43	[g]	0.35	[g]	1.42	14
	5/31/20	19.47	0.42		1.07	1.49	(0.42)	(0.02)	(0.44)	20.52	7.58	348,208	0.44	[g]	0.35	[g]	2.02	11
	5/31/19	19.78	0.37		(0.25)	0.12	(0.38)	(0.05)	(0.43)	19.47	0.77	336,720	0.42	[f]	0.33	[f]	1.89	6
	5/31/18	18.15	0.33		1.67	2.00	(0.34)	(0.03)	(0.37)	19.78	11.05	310,574	0.37	[e]	0.28	[e]	1.70	3
	5/31/17	16.07	0.32		2.17	2.49	(0.32)	(0.09)	(0.41)	18.15	15.73	229,150	0.38	[e]	0.29	[e]	1.89	5

84	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	85

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized								Ratios to average net assets
	For the	Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)	Portfolio turnover rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/21	$20.68	$0.41		$ 7.34	$7.75	$(0.41)	$(0.04)	$(0.45)	$27.98	37.71%	$3,640,347	0.17%[g]		0.10%[g]		1.65%	11%
	5/31/20	19.69	0.47		1.02	1.49	(0.48)	(0.02)	(0.50)	20.68	7.43	2,269,913	0.19	[g]	0.10	[g]	2.27	6
	5/31/19	20.09	0.42		(0.34)	0.08	(0.43)	(0.05)	(0.48)	19.69	0.58	1,451,216	0.17	[f]	0.08	[f]	2.10	4
	5/31/18	18.32	0.40		1.78	2.18	(0.38)	(0.03)	(0.41)	20.09	11.97	982,189	0.13	[e]	0.03	[e]	2.02	3
	5/31/17	16.13	0.35		2.27	2.62	(0.35)	(0.08)	(0.43)	18.32	16.51	513,660	0.14	[e]	0.04	[e]	2.06	4
Advisor Class:	5/31/21	20.65	0.32		7.39	7.71	(0.39)	(0.04)	(0.43)	27.93	37.58	12,840	0.28	[g]	0.20	[g]	1.29	11
	5/31/20	19.66	0.48		0.99	1.47	(0.46)	(0.02)	(0.48)	20.65	7.37	2,504	0.29	[g]	0.21	[g]	2.31	6
	5/31/19	20.08	0.42		(0.37)	0.05	(0.42)	(0.05)	(0.47)	19.66	0.41	1,162	0.27	[f]	0.18	[f]	2.10	4
	5/31/18	18.32	0.37		1.79	2.16	(0.37)	(0.03)	(0.40)	20.08	11.85	422	0.25	[e]	0.15	[e]	1.88	3
	5/31/17	16.12	0.36		2.27	2.63	(0.35)	(0.08)	(0.43)	18.32	16.57	117	0.15	[e]	0.05	[e]	2.11	4
Premier Class:	5/31/21	20.58	0.36		7.31	7.67	(0.38)	(0.04)	(0.42)	27.83	37.48	352,496	0.32	[g]	0.25	[g]	1.47	11
	5/31/20	19.60	0.44		1.01	1.45	(0.45)	(0.02)	(0.47)	20.58	7.28	225,642	0.34	[g]	0.25	[g]	2.12	6
	5/31/19	20.00	0.41		(0.35)	0.06	(0.41)	(0.05)	(0.46)	19.60	0.43	195,595	0.32	[f]	0.22	[f]	2.05	4
	5/31/18	18.24	0.36		1.79	2.15	(0.36)	(0.03)	(0.39)	20.00	11.83	191,402	0.28	[e]	0.18	[e]	1.86	3
	5/31/17	16.06	0.33		2.26	2.59	(0.33)	(0.08)	(0.41)	18.24	16.37	133,862	0.29	[e]	0.19	[e]	1.96	4
Retirement Class:	5/31/21	20.49	0.34		7.26	7.60	(0.35)	(0.04)	(0.39)	27.70	37.32	328,342	0.42	[g]	0.35	[g]	1.40	11
	5/31/20	19.51	0.42		1.01	1.43	(0.43)	(0.02)	(0.45)	20.49	7.21	256,314	0.44	[g]	0.35	[g]	2.03	6
	5/31/19	19.91	0.36		(0.32)	0.04	(0.39)	(0.05)	(0.44)	19.51	0.32	236,400	0.42	[f]	0.32	[f]	1.83	4
	5/31/18	18.16	0.32		1.80	2.12	(0.34)	(0.03)	(0.37)	19.91	11.71	219,919	0.38	[e]	0.28	[e]	1.66	3
	5/31/17	16.00	0.32		2.24	2.56	(0.32)	(0.08)	(0.40)	18.16	16.24	169,479	0.39	[e]	0.29	[e]	1.88	4
LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/21	20.75	0.41		7.53	7.94	(0.41)	(0.03)	(0.44)	28.25	38.50	2,948,578	0.18	[g]	0.10	[g]	1.63	9
	5/31/20	19.75	0.47		1.03	1.50	(0.48)	(0.02)	(0.50)	20.75	7.46	1,786,312	0.19	[g]	0.10	[g]	2.26	5
	5/31/19	20.17	0.42		(0.35)	0.07	(0.44)	(0.05)	(0.49)	19.75	0.47	1,066,667	0.18	[f]	0.08	[f]	2.08	5
	5/31/18	18.36	0.39		1.84	2.23	(0.39)	(0.03)	(0.42)	20.17	12.16	667,846	0.13	[e]	0.03	[e]	2.01	3
	5/31/17	16.13	0.35		2.31	2.66	(0.35)	(0.08)	(0.43)	18.36	16.75	346,490	0.15	[e]	0.04	[e]	2.06	7
Advisor Class:	5/31/21	20.72	0.33		7.58	7.91	(0.39)	(0.03)	(0.42)	28.21	38.42	10,851	0.27	[g]	0.20	[g]	1.30	9
	5/31/20	19.73	0.50		0.97	1.47	(0.46)	(0.02)	(0.48)	20.72	7.35	2,546	0.28	[g]	0.20	[g]	2.41	5
	5/31/19	20.16	0.41		(0.36)	0.05	(0.43)	(0.05)	(0.48)	19.73	0.37	1,200	0.27	[f]	0.17	[f]	2.07	5
	5/31/18	18.35	0.37		1.84	2.21	(0.37)	(0.03)	(0.40)	20.16	12.08	212	0.19	[e]	0.09	[e]	1.90	3
	5/31/17	16.13	0.55		2.10	2.65	(0.35)	(0.08)	(0.43)	18.35	16.67	227	0.20	[e]	0.09	[e]	3.22	7
Premier Class:	5/31/21	20.63	0.36		7.51	7.87	(0.38)	(0.03)	(0.41)	28.09	38.36	295,691	0.33	[g]	0.25	[g]	1.47	9
	5/31/20	19.65	0.44		1.01	1.45	(0.45)	(0.02)	(0.47)	20.63	7.26	188,481	0.34	[g]	0.25	[g]	2.11	5
	5/31/19	20.07	0.41		(0.37)	0.04	(0.41)	(0.05)	(0.46)	19.65	0.32	157,105	0.32	[f]	0.22	[f]	2.06	5
	5/31/18	18.28	0.36		1.82	2.18	(0.36)	(0.03)	(0.39)	20.07	11.97	148,822	0.28	[e]	0.18	[e]	1.83	3
	5/31/17	16.06	0.33		2.30	2.63	(0.33)	(0.08)	(0.41)	18.28	16.61	101,527	0.30	[e]	0.19	[e]	1.94	7
Retirement Class:	5/31/21	20.54	0.34		7.45	7.79	(0.35)	(0.03)	(0.38)	27.95	38.15	285,738	0.43	[g]	0.35	[g]	1.41	9
	5/31/20	19.56	0.42		1.01	1.43	(0.43)	(0.02)	(0.45)	20.54	7.19	218,846	0.45	[g]	0.35	[g]	2.04	5
	5/31/19	19.98	0.36		(0.34)	0.02	(0.39)	(0.05)	(0.44)	19.56	0.21	202,199	0.42	[f]	0.32	[f]	1.83	5
	5/31/18	18.20	0.33		1.82	2.15	(0.34)	(0.03)	(0.37)	19.98	11.86	178,268	0.38	[e]	0.28	[e]	1.68	3
	5/31/17	16.00	0.32		2.28	2.60	(0.32)	(0.08)	(0.40)	18.20	16.49	128,210	0.40	[e]	0.29	[e]	1.89	7

86	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	87

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		and unrealized	Total gain		Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations		Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)	Portfolio turnover rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/21	$16.59	$0.32		$ 6.14	$6.46		$(0.33)	$(0.02)	$(0.35)	$22.70	39.14%	$1,478,111	0.18%[g]		0.10%[g]		1.61%	6%
	5/31/20	15.80	0.37		0.82	1.19		(0.38)	(0.02)	(0.40)	16.59	7.37	801,496	0.20	[g]	0.11	[g]	2.23	7
	5/31/19	16.15	0.33		(0.30)	0.03		(0.35)	(0.03)	(0.38)	15.80	0.34	439,798	0.20	[f]	0.09	[f]	2.04	4
	5/31/18	14.67	0.32		1.49	1.81		(0.31)	(0.02)	(0.33)	16.15	12.35	239,571	0.18	[e]	0.03	[e]	2.02	5
	5/31/17	12.84	0.28		1.86	2.14		(0.27)	(0.04)	(0.31)	14.67	16.95	99,158	0.24	[e]	0.04	[e]	2.05	11
Advisor Class:	5/31/21	16.57	0.29		6.13	6.42		(0.31)	(0.02)	(0.33)	22.66	38.98	8,251	0.28	[g]	0.20	[g]	1.46	6
	5/31/20	15.79	0.35		0.82	1.17		(0.37)	(0.02)	(0.39)	16.57	7.24	1,534	0.29	[g]	0.20	[g]	2.13	7
	5/31/19	16.14	0.33		(0.31)	0.02		(0.34)	(0.03)	(0.37)	15.79	0.30	755	0.28	[f]	0.17	[f]	2.11	4
	5/31/18	14.67	0.31		1.49	1.80		(0.31)	(0.02)	(0.33)	16.14	12.27	142	0.19	[e]	0.05	[e]	1.95	5
	5/31/17	12.83	0.29		1.86	2.15		(0.27)	(0.04)	(0.31)	14.67	17.02	118	0.26	[e]	0.05	[e]	2.10	11
Premier Class:	5/31/21	16.54	0.29		6.11	6.40		(0.30)	(0.02)	(0.32)	22.62	38.91	142,662	0.33	[g]	0.25	[g]	1.45	6
	5/31/20	15.76	0.35		0.81	1.16		(0.36)	(0.02)	(0.38)	16.54	7.19	79,521	0.35	[g]	0.26	[g]	2.09	7
	5/31/19	16.11	0.34		(0.33)	0.01		(0.33)	(0.03)	(0.36)	15.76	0.20	57,625	0.34	[f]	0.23	[f]	2.10	4
	5/31/18	14.64	0.28		1.50	1.78		(0.29)	(0.02)	(0.31)	16.11	12.19	47,812	0.32	[e]	0.18	[e]	1.80	5
	5/31/17	12.82	0.27		1.85	2.12		(0.26)	(0.04)	(0.30)	14.64	16.77	23,295	0.39	[e]	0.19	[e]	1.95	11
Retirement Class:	5/31/21	16.50	0.28		6.08	6.36		(0.28)	(0.02)	(0.30)	22.56	38.76	149,564	0.43	[g]	0.35	[g]	1.44	6
	5/31/20	15.73	0.34		0.79	1.13		(0.34)	(0.02)	(0.36)	16.50	7.05	114,986	0.46	[g]	0.36	[g]	2.02	7
	5/31/19	16.07	0.29		(0.29)	0.00	[d]	(0.31)	(0.03)	(0.34)	15.73	0.16	98,131	0.44	[f]	0.33	[f]	1.84	4
	5/31/18	14.61	0.26		1.50	1.76		(0.28)	(0.02)	(0.30)	16.07	12.03	78,137	0.42	[e]	0.28	[e]	1.68	5
	5/31/17	12.79	0.25		1.86	2.11		(0.25)	(0.04)	(0.29)	14.61	16.74	50,546	0.49	[e]	0.28	[e]	1.80	11
LIFECYCLE INDEX 2060 FUND
Institutional Class:	5/31/21	12.75	0.25		4.78	5.03		(0.25)	(0.01)	(0.26)	17.52	39.68	600,348	0.21	[g]	0.10	[g]	1.59	6
	5/31/20	12.14	0.28		0.63	0.91		(0.29)	(0.01)	(0.30)	12.75	7.36	267,485	0.26	[g]	0.11	[g]	2.21	16
	5/31/19	12.44	0.26		(0.24)	0.02		(0.27)	(0.05)	(0.32)	12.14	0.25	112,059	0.32	[f]	0.08	[f]	2.15	28
	5/31/18	11.29	0.25		1.16	1.41		(0.24)	(0.02)	(0.26)	12.44	12.44	58,145	0.42	[e]	0.03	[e]	2.04	32
	5/31/17	9.89	0.21		1.47	1.68		(0.22)	(0.06)	(0.28)	11.29	17.22	18,596	0.93	[e]	0.04	[e]	2.02	36
Advisor Class:	5/31/21	12.75	0.20		4.81	5.01		(0.24)	(0.01)	(0.25)	17.51	39.51	5,527	0.30	[g]	0.20	[g]	1.31	6
	5/31/20	12.15	0.27		0.62	0.89		(0.28)	(0.01)	(0.29)	12.75	7.21	1,292	0.35	[g]	0.20	[g]	2.11	16
	5/31/19	12.45	0.26		(0.25)	0.01		(0.26)	(0.05)	(0.31)	12.15	0.22	590	0.39	[f]	0.17	[f]	2.16	28
	5/31/18	11.29	0.23		1.18	1.41		(0.23)	(0.02)	(0.25)	12.45	12.52	157	0.42	[e]	0.05	[e]	1.92	32
	5/31/17	9.89	0.22		1.46	1.68		(0.22)	(0.06)	(0.28)	11.29	17.20	118	0.94	[e]	0.05	[e]	2.10	36
Premier Class:	5/31/21	12.73	0.22		4.77	4.99		(0.23)	(0.01)	(0.24)	17.48	39.44	40,943	0.35	[g]	0.25	[g]	1.42	6
	5/31/20	12.13	0.27		0.61	0.88		(0.27)	(0.01)	(0.28)	12.73	7.17	17,927	0.41	[g]	0.26	[g]	2.09	16
	5/31/19	12.43	0.24		(0.24)	0.00	[d]	(0.25)	(0.05)	(0.30)	12.13	0.12	8,644	0.46	[f]	0.23	[f]	1.95	28
	5/31/18	11.28	0.18		1.21	1.39		(0.22)	(0.02)	(0.24)	12.43	12.34	5,040	0.55	[e]	0.18	[e]	1.51	32
	5/31/17	9.88	0.20		1.46	1.66		(0.20)	(0.06)	(0.26)	11.28	17.05	1,810	1.07	[e]	0.19	[e]	1.92	36
Retirement Class:	5/31/21	12.70	0.22		4.75	4.97		(0.22)	(0.01)	(0.23)	17.44	39.33	55,903	0.45	[g]	0.35	[g]	1.43	6
	5/31/20	12.11	0.26		0.60	0.86		(0.26)	(0.01)	(0.27)	12.70	7.01	37,293	0.51	[g]	0.36	[g]	2.00	16
	5/31/19	12.41	0.23		(0.24)	(0.01)		(0.24)	(0.05)	(0.29)	12.11	0.05	25,636	0.56	[f]	0.33	[f]	1.89	28
	5/31/18	11.26	0.19		1.19	1.38		(0.21)	(0.02)	(0.23)	12.41	12.29	15,437	0.65	[e]	0.28	[e]	1.59	32
	5/31/17	9.88	0.18		1.46	1.64		(0.20)	(0.06)	(0.26)	11.26	16.84	5,413	1.15	[e]	0.28	[e]	1.71	36

88	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	89

Financial highlights	concluded

TIAA-CREF Funds

		Selected per share data												Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	[j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate
LIFECYCLE INDEX 2065 FUND
Institutional Class:	5/31/21§	$10.00	$0.15		$2.48		$2.63	$(0.18)	$—	$(0.18)	$12.45	26.45%[b]		$7,131	3.91%[c,g]		0.10%[c,g]		2.02%[c]		36%[b]
Advisor Class:	5/31/21§	10.00	0.16		2.48		2.64	(0.18)	—	(0.18)	12.46	26.48	[b]	626	4.26	[c,g]	0.25	[c,g]	2.16	[c]	36	[b]
Premier Class:	5/31/21§	10.00	0.16		2.48		2.64	(0.18)	—	(0.18)	12.46	26.48	[b]	637	4.41	[c,g]	0.25	[c,g]	2.14	[c]	36	[b]
Retirement Class:	5/31/21§	10.00	0.15		2.46		2.61	(0.17)	—	(0.17)	12.44	26.35	[b]	693	4.54	[c,g]	0.35	[c,g]	2.00	[c]	36	[b]
§	The Fund commenced operations on September 30, 2020.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Index Fund’s expenses include the expenses of the Underlying Funds.
[g]	The Fund’s expenses include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

90	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	91

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle Index 2065 Fund commenced operations on September 30, 2020.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

92	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	93

Notes to financial statements

Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of May 31, 2021, all of the investments in the Funds were valued based on Level 1 inputs.

94	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2021 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government Purchases	Non-U.S. government Sales
Lifecycle Index Retirement Income	177,185	128,969
Lifecycle Index 2010	235,782	177,731
Lifecycle Index 2015	289,621	292,074
Lifecycle Index 2020	724,015	660,291
Lifecycle Index 2025	1,263,154	830,705
Lifecycle Index 2030	1,459,341	800,049
Lifecycle Index 2035	1,340,970	705,986
Lifecycle Index 2040	1,231,257	676,783
Lifecycle Index 2045	900,506	378,458
Lifecycle Index 2050	733,019	260,539
Lifecycle Index 2055	442,236	80,686
Lifecycle Index 2060	258,082	31,384
Lifecycle Index 2065	9,851	2,164

Note 5—Income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2021, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, the utilization of tax equalization credits, and nondeductible 12b-1 fees, were identified and reclassified among the components of certain Funds’ net assets. Net investment income and net

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	95

Notes to financial statements

realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Net unrealized appreciation (depreciation): At May 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$ 519,183	$ 112,002	$ (6,755)	$ 105,247
Lifecycle Index 2010	541,936	152,826	(7,678)	145,148
Lifecycle Index 2015	904,328	294,881	(12,184)	282,697
Lifecycle Index 2020	2,595,467	798,501	(29,946)	768,555
Lifecycle Index 2025	4,016,527	1,245,343	(39,189)	1,206,154
Lifecycle Index 2030	4,472,443	1,526,732	(43,122)	1,483,610
Lifecycle Index 2035	4,088,340	1,574,478	(36,419)	1,538,059
Lifecycle Index 2040	4,035,758	1,805,685	(36,341)	1,769,344
Lifecycle Index 2045	3,019,225	1,325,213	(18,563)	1,306,650
Lifecycle Index 2050	2,482,172	1,064,383	(13,414)	1,050,969
Lifecycle Index 2055	1,301,756	477,453	(5,801)	471,652
Lifecycle Index 2060	541,441	161,541	(3,088)	158,453
Lifecycle Index 2065	7,696	1,374	(18)	1,356

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended May 31, 2021 and May 31, 2020 was as follows:

	5/31/2021			5/31/2020
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$11,237,378	$ 825,217	$12,062,595	$10,281,606	$ 249,708	$10,531,314
Lifecycle Index 2010	12,439,690	2,873,726	15,313,416	11,556,368	215,640	11,772,008
Lifecycle Index 2015	22,866,991	7,287,097	30,154,088	23,124,293	837,426	23,961,719
Lifecycle Index 2020	63,783,593	8,527,097	72,310,690	58,674,748	1,336,756	60,011,504
Lifecycle Index 2025	94,822,266	4,932,547	99,754,813	76,333,389	2,253,885	78,587,274
Lifecycle Index 2030	103,718,573	2,331,838	106,050,411	81,703,376	2,836,142	84,539,518
Lifecycle Index 2035	95,237,190	2,531,313	97,768,503	74,270,783	3,074,086	77,344,869
Lifecycle Index 2040	94,411,870	3,146,424	97,558,294	77,729,094	3,662,135	81,391,229
Lifecycle Index 2045	61,965,333	2,382,680	64,348,013	52,735,276	2,617,378	55,352,654
Lifecycle Index 2050	48,633,893	1,845,303	50,479,196	40,799,549	1,982,613	42,782,162
Lifecycle Index 2055	22,398,370	836,159	23,234,529	17,880,351	784,794	18,665,145
Lifecycle Index 2060	7,954,357	234,777	8,189,134	5,024,752	177,372	5,202,124
Lifecycle Index 2065	92,471	—	92,471	—	—	—

96	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Components of accumulated earnings: As of May 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Total
Lifecycle Index Retirement Income	$ 2,070,413	$ 4,653,532	$ 105,247,237	$111,971,182
Lifecycle Index 2010	5,834,310	4,760,130	145,148,419	155,742,859
Lifecycle Index 2015	6,454,702	15,997,310	282,696,549	305,148,561
Lifecycle Index 2020	19,518,579	39,490,911	768,555,486	827,564,976
Lifecycle Index 2025	28,422,570	28,779,391	1,206,153,546	1,263,355,507
Lifecycle Index 2030	33,871,880	7,241,014	1,483,610,483	1,524,723,377
Lifecycle Index 2035	23,795,702	6,068,007	1,538,058,767	1,567,922,476
Lifecycle Index 2040	22,723,930	4,155,108	1,769,344,186	1,796,223,224
Lifecycle Index 2045	6,937,219	2,118,808	1,306,650,147	1,315,706,174
Lifecycle Index 2050	3,800,680	1,408,677	1,050,969,283	1,056,178,640
Lifecycle Index 2055	348,396	566,690	471,652,099	472,567,185
Lifecycle Index 2060	74,389	147,794	158,453,150	158,675,333
Lifecycle Index 2065	6,038	1,572	1,355,781	1,363,391

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets. Advisors has contractually agreed to waive a portion of the asset allocation fee rate (and, for the Lifecycle Index Retirement Income and Lifecycle Index 2010 Funds, a portion of the Underlying Funds fee rate) equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of May 31, 2021, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	97

Notes to financial statements

		Investment management fee waiver
Fund	Investment management fee — effective rate	Effective 9/30/20	*	Prior to 9/30/20
Lifecycle Index Retirement Income	0.09%	0.104%		0.102%
Lifecycle Index 2010	0.09	0.104		0.102
Lifecycle Index 2015	0.09	0.098		0.095
Lifecycle Index 2020	0.09	0.092		0.089
Lifecycle Index 2025	0.09	0.085		0.082
Lifecycle Index 2030	0.09	0.078		0.075
Lifecycle Index 2035	0.09	0.071		0.069
Lifecycle Index 2040	0.09	0.067		0.065
Lifecycle Index 2045	0.09	0.062		0.062
Lifecycle Index 2050	0.09	0.062		0.061
Lifecycle Index 2055	0.09	0.061		0.060
Lifecycle Index 2060	0.09	0.061		0.060
Lifecycle Index 2065	0.09	0.060		N/A

*	These waivers will remain in effect through September 30, 2021, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2021. This agreement may be terminated before this date with the approval of the Board.

98	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional Class		Advisor Class		Premier Class		Retirement Class
Fund	Effective 9/30/20†	Prior to 9/30/20	Effective 9/30/20†	Prior to 9/30/20	Effective 9/30/20†	Prior to 9/30/20	Effective 9/30/20†	Prior to 9/30/20
Lifecycle Index Retirement Income	0.000%	0.000%	0.150%	0.150%	0.150%	0.150%	0.250%	0.250%
Lifecycle Index 2010	0.000	0.000	0.150	0.150	0.150	0.150	0.250	0.250
Lifecycle Index 2015	0.002	0.005	0.152	0.155	0.152	0.155	0.252	0.255
Lifecycle Index 2020	0.008	0.011	0.158	0.161	0.158	0.161	0.258	0.261
Lifecycle Index 2025	0.015	0.018	0.165	0.168	0.165	0.168	0.265	0.268
Lifecycle Index 2030	0.022	0.025	0.172	0.175	0.172	0.175	0.272	0.275
Lifecycle Index 2035	0.029	0.031	0.179	0.181	0.179	0.181	0.279	0.281
Lifecycle Index 2040	0.033	0.035	0.183	0.185	0.183	0.185	0.283	0.285
Lifecycle Index 2045	0.038	0.038	0.188	0.188	0.188	0.188	0.288	0.288
Lifecycle Index 2050	0.038	0.039	0.188	0.189	0.188	0.189	0.288	0.289
Lifecycle Index 2055	0.039	0.040	0.189	0.190	0.189	0.190	0.289	0.290
Lifecycle Index 2060	0.039	0.040	0.189	0.190	0.189	0.190	0.289	0.290
Lifecycle Index 2065	0.040	N/A	0.190	N/A	0.190	N/A	0.290	N/A

†	The expense reimbursement arrangements will continue through at least September 30, 2021, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2021, the Funds did not engage in security transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2021:

Fund	TIAA
Lifecycle Index Retirement Income	—%
Lifecycle Index 2010	—
Lifecycle Index 2015	—
Lifecycle Index 2020	—
Lifecycle Index 2025	—
Lifecycle Index 2030	—
Lifecycle Index 2035	—
Lifecycle Index 2040	—
Lifecycle Index 2045	—
Lifecycle Index 2050	—
Lifecycle Index 2055	—
Lifecycle Index 2060	—
Lifecycle Index 2065	69

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	99

Notes to financial statements

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/21
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$199,322	$84,764	$26,677	$1,322	$(7,874)	$4,801	$249,105
Emerging Markets Equity Index	18,063	6,210	7,288	130	7,868	517	24,983
Equity Index	142,439	34,798	59,833	6,427	50,845	2,452	174,676
Inflation-Linked Bond	49,866	16,816	7,222	1	3,053	905	62,514
International Equity Index	42,701	10,089	16,421	165	14,351	966	50,885
Short-Term Bond Index	49,767	19,643	6,748	120	(371)	671	62,267
	$502,158	$172,320	$124,189	$8,165	$67,872	$10,312	$624,430
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$217,213	$111,396	$44,674	$1,104	$(8,459)	$5,288	$274,591
Emerging Markets Equity Index	19,751	7,576	9,320	369	8,424	583	26,800
Equity Index	155,760	46,851	77,571	10,135	52,915	2,756	188,090
Inflation-Linked Bond	54,120	23,654	12,383	39	3,332	1,007	68,762
International Equity Index	46,698	13,592	22,153	1,071	14,995	1,082	54,203
Short-Term Bond Index	54,013	32,713	11,630	124	(411)	761	74,639
	$547,555	$235,782	$177,731	$12,842	$70,796	$11,477	$687,085
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$396,903	$149,392	$67,258	$2,351	$(14,416)	$9,077	$463,648
Emerging Markets Equity Index	41,561	10,091	16,941	728	16,839	1,123	52,278
Equity Index	328,129	53,691	140,158	26,561	97,966	5,307	366,189
Inflation-Linked Bond	81,041	28,022	14,678	69	4,798	1,432	99,252
International Equity Index	98,402	15,081	38,246	1,459	30,129	2,087	106,825
Short-Term Bond Index	80,906	33,344	14,793	180	(575)	1,061	98,833
	$1,026,942	$289,621	$292,074	$31,348	$134,741	$20,087	$1,187,025
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$1,049,991	$400,487	$127,492	$6,913	$(40,514)	$24,715	$1,280,267
Emerging Markets Equity Index	125,812	26,707	41,879	1,571	52,707	3,499	164,918
Equity Index	993,356	133,998	357,433	59,126	326,003	16,624	1,155,050
Inflation-Linked Bond	165,036	57,979	19,335	18	10,185	3,012	213,883
International Equity Index	297,977	36,683	95,641	1,865	95,982	6,550	336,866
Short-Term Bond Index	164,707	68,161	18,511	408	(1,240)	2,229	213,039
	$2,796,879	$724,015	$660,291	$69,901	$443,123	$56,629	$3,364,023

100	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/21
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$1,319,833	$667,640	$123,055	$9,837	$(55,677)	$32,722	$1,806,498
Emerging Markets Equity Index	204,769	58,982	59,804	255	90,433	5,963	294,635
Equity Index	1,615,649	286,206	487,630	50,434	600,417	28,220	2,065,076
Inflation-Linked Bond	154,011	78,322	14,952	(22)	10,101	3,002	227,460
International Equity Index	484,538	84,170	131,549	(775)	166,025	11,140	602,409
Short-Term Bond Index	153,784	87,834	13,715	424	(1,242)	2,194	226,603
	$3,932,584	$1,263,154	$830,705	$60,153	$810,057	$83,241	$5,222,681
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$1,245,280	$745,001	$111,121	$9,491	$(55,481)	$31,954	$1,821,385
Emerging Markets Equity Index	249,178	77,999	55,914	(848)	113,293	7,504	383,708
Equity Index	1,966,372	390,853	486,118	33,263	783,090	35,516	2,687,460
Inflation-Linked Bond	81,440	58,969	6,052	(19)	5,771	1,719	140,109
International Equity Index	589,786	122,253	135,495	(2,645)	210,009	14,022	783,908
Short-Term Bond Index	81,311	64,266	5,349	249	(716)	1,245	139,483
	$4,213,367	$1,459,341	$800,049	$39,491	$1,055,966	$91,960	$5,956,053
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$982,813	$656,499	$96,255	$7,357	$(44,883)	$25,799	$1,495,980
Emerging Markets Equity Index	255,125	86,872	51,815	(894)	117,815	7,848	407,103
Equity Index	2,011,851	418,921	430,406	24,548	827,023	37,210	2,851,937
Inflation-Linked Bond	—	19,797	346	(2)	370	115	19,819
International Equity Index	603,304	138,739	126,810	(2,461)	219,048	14,672	831,820
Short-Term Bond Index	—	20,142	354	17	(46)	73	19,739
	$3,853,093	$1,340,970	$705,986	$28,565	$1,119,327	$85,717	$5,626,398
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$691,654	$535,704	$71,609	$5,061	$(33,106)	$18,780	$1,120,711
Emerging Markets Equity Index	288,317	108,124	62,274	(1,572)	134,445	9,023	467,040
Equity Index	2,273,187	437,105	416,610	25,626	945,195	42,652	3,264,503
International Equity Index	681,619	150,324	126,290	(2,724)	249,919	16,794	952,848
	$3,934,777	$1,231,257	$676,783	$26,391	$1,296,453	$87,249	$5,805,102
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$271,438	$259,700	$25,522	$2,042	$(14,023)	$7,780	$490,739
Emerging Markets Equity Index	220,798	92,042	35,724	(1,280)	105,779	7,190	381,615
Equity Index	1,737,350	399,723	231,686	7,672	760,480	33,954	2,673,539
International Equity Index	520,944	149,041	85,526	(2,035)	197,558	13,342	779,982
	$2,750,530	$900,506	$378,458	$6,399	$1,049,794	$62,266	$4,325,875

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	101

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/21
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$189,066	$154,287	$18,299	$1,365	$(9,269)	$5,234	$315,210
Emerging Markets Equity Index	178,327	84,817	28,550	(1,090)	86,661	5,919	320,165
Equity Index	1,403,245	363,162	155,414	3,793	628,646	27,953	2,243,432
International Equity Index	420,707	130,753	58,275	(1,395)	162,544	10,985	654,334
	$2,191,345	$733,019	$260,538	$2,673	$868,582	$50,091	$3,533,141
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$73,538	$71,069	$4,387	$681	$(3,937)	$2,134	$136,177
Emerging Markets Equity Index	82,065	49,809	9,576	(409)	41,027	2,834	162,916
Equity Index	645,730	237,600	44,737	(40)	302,948	13,388	1,141,501
International Equity Index	193,605	83,758	21,986	(661)	78,099	5,261	332,815
	$994,938	$442,236	$80,686	$(429)	$418,137	$23,617	$1,773,409
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$19,877	$27,687	$1,284	$201	$(1,225)	$643	$45,021
Emerging Markets Equity Index	26,974	27,318	3,086	(125)	14,370	1,028	65,451
Equity Index	212,135	147,844	13,133	(86)	109,594	4,853	456,354
International Equity Index	63,600	49,541	8,190	(243)	28,360	1,905	133,068
	$322,586	$252,390	$25,693	$(253)	$151,099	$8,429	$699,894
Lifecycle Index 2065 Fund
TIAA-CREF Funds:
Bond Index	$—	$504	$23	$2	$(11)	$4	$470
Emerging Markets Equity Index	—	798	50	(2)	113	12	859
Equity Index	—	5,340	348	— ^	989	57	5,981
International Equity Index	—	1,624	158	3	272	23	1,741
	$—	$8,266	$579	$3	$1,363	$96	$9,051

^	Some amounts represent less than $1,000.

102	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2021, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2021, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	103

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, TIAA-CREF Lifecycle Index 2060 Fund, and TIAA-CREF Lifecycle Index 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, TIAA-CREF Lifecycle Index 2060 Fund and Lifecycle Index 2065 Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of each of their operations and the changes in each of their net assets for of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Lifecycle Index Retirement Income Fund(1)	TIAA-CREF Lifecycle Index 2040 Fund(1)
TIAA-CREF Lifecycle Index 2010 Fund(1)	TIAA-CREF Lifecycle Index 2045 Fund(1)
TIAA-CREF Lifecycle Index 2015 Fund(1)	TIAA-CREF Lifecycle Index 2050 Fund(1)
TIAA-CREF Lifecycle Index 2020 Fund(1)	TIAA-CREF Lifecycle Index 2055 Fund(1)
TIAA-CREF Lifecycle Index 2025 Fund(1)	TIAA-CREF Lifecycle Index 2060 Fund(1)
TIAA-CREF Lifecycle Index 2030 Fund(1)	TIAA-CREF Lifecycle Index 2065 Fund(2)
TIAA-CREF Lifecycle Index 2035 Fund(1)

(1)	Statement of operations for the year ended May 31, 2021 and statement of changes in net assets for the years ended May 31, 2021 and 2020.
(2)	Statement of operations and statement of changes in net assets for the period September 30, 2020 (commencement of operations) through May 31, 2021.

104	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 16, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	105

Important tax information (unaudited)

For the year ended May 31, 2021, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifecycle Index Retirement Income	$1,006,452
Lifecycle Index 2010	3,572,579
Lifecycle Index 2015	8,577,029
Lifecycle Index 2020	11,906,736
Lifecycle Index 2025	7,306,033
Lifecycle Index 2030	3,946,446
Lifecycle Index 2035	3,626,493
Lifecycle Index 2040	3,841,499
Lifecycle Index 2045	2,514,782
Lifecycle Index 2050	1,933,648
Lifecycle Index 2055	867,945
Lifecycle Index 2060	255,227
Lifecycle Index 2065	5

For the year ended May 31, 2021, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Index Retirement Income	29.2%
Lifecycle Index 2010	29.9
Lifecycle Index 2015	31.3
Lifecycle Index 2020	35.1
Lifecycle Index 2025	40.2
Lifecycle Index 2030	46.2
Lifecycle Index 2035	52.7
Lifecycle Index 2040	60.9
Lifecycle Index 2045	73.9
Lifecycle Index 2050	77.5
Lifecycle Index 2055	80.6
Lifecycle Index 2060	82.2
Lifecycle Index 2065	83.9

For the year ended May 31, 2021, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Index Retirement Income	19.5%
Lifecycle Index 2010	20.0
Lifecycle Index 2015	20.9
Lifecycle Index 2020	23.5
Lifecycle Index 2025	26.8
Lifecycle Index 2030	30.9
Lifecycle Index 2035	35.2
Lifecycle Index 2040	40.7
Lifecycle Index 2045	49.4
Lifecycle Index 2050	51.8
Lifecycle Index 2055	54.0
Lifecycle Index 2060	55.0
Lifecycle Index 2065	56.1

106	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2021, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Index Retirement Income	$1,405,101	$0.03874
Lifecycle Index 2010	1,577,184	0.04150
Lifecycle Index 2015	3,039,947	0.04892
Lifecycle Index 2020	9,518,800	0.05844
Lifecycle Index 2025	16,200,223	0.06919
Lifecycle Index 2030	20,389,920	0.08225
Lifecycle Index 2035	21,331,555	0.09745
Lifecycle Index 2040	24,450,743	0.11424
Lifecycle Index 2045	19,443,675	0.12537
Lifecycle Index 2050	16,007,923	0.12756
Lifecycle Index 2055	7,666,311	0.09775
Lifecycle Index 2060	2,777,572	0.06921
Lifecycle Index 2065	32,928	0.04512

For the year ended May 31, 2021, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Index Retirement Income	$121,650	$0.00335
Lifecycle Index 2010	136,640	0.00360
Lifecycle Index 2015	263,325	0.00424
Lifecycle Index 2020	823,971	0.00506
Lifecycle Index 2025	1,402,590	0.00599
Lifecycle Index 2030	1,765,313	0.00712
Lifecycle Index 2035	1,846,736	0.00844
Lifecycle Index 2040	2,117,690	0.00989
Lifecycle Index 2045	1,684,500	0.01086
Lifecycle Index 2050	1,386,825	0.01105
Lifecycle Index 2055	664,143	0.00847
Lifecycle Index 2060	240,668	0.00600
Lifecycle Index 2065	2,852	0.00391

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2021, which will be reported in conjunction with your 2021 Form 1099-DIV.

By early 2022, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	107

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2021

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board Member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC.

108	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990-2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	109

Trustees and officers (unaudited)	continued

TIAA-CREF Funds ■ May 31, 2021

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020) American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

110	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Chief Executive Officer and President of CREF and TIAA Separate Account VA-1. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.

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Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ■ May 31, 2021

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

112	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifecycle Index Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

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Approval of investment management agreement (unaudited)

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a

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continued

narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee

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Approval of investment management agreement (unaudited)

breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Funds and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise

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continued

and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included

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Approval of investment management agreement (unaudited)

the effect of the Fund’s unique fee structure where the Funds invest in fee-waived Class W shares of the TIAA-CREF Underlying Funds and the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’ existing annual management fee rate of 0.10% of average daily net assets. The Board considered that the Broadridge fee comparisons would be affected because most of the Funds’ peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also considered that Advisors had agreed to additional waivers of the Lifecycle Index Retirement Income and the Lifecycle Index 2010 Funds’ fees, which will continue through at least September 30, 2021. The Board also acknowledged certain reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fees charged to the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2020.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense structure makes the Funds’ contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

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continued

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, and has waived a portion of its management fees for each of the Funds, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Funds, which have the same fee structure as the Funds. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution, administration and investment-related benefits and/or personnel with other clients of Advisors, such as economies of scale to the extent the Funds share investment resources and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Funds add scale to the TIAA-CREF Underlying Funds. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

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Approval of investment management agreement (unaudited)

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2020 under the Agreement.

Lifecycle Index Retirement Income Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.032% of average daily net assets, which includes the effect of certain voluntary waivers provided by Advisors.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while its actual management fee rate and contractual management fee rate ranked 3 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund was in the 1st quintile of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison (“Performance Universe”) for each of the one-, three- and five-year

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continued

periods. For the ten-year period, the Fund ranked 1 out of 3 funds within its Performance Group and was in the 1st quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2010 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.044% of average daily net assets which includes the effect of certain voluntary waivers provided by Advisors.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 3 out of 3 funds, 2 out of 3 funds and 3 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 3, 1 out of 3, 1 out of 2 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2015 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.061% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 3 out of 3, 2 out of 3 and 3 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management

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Approval of investment management agreement (unaudited)

fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 3, 1 out of 3, 1 out of 2 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2020 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.073% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate each ranked 3 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 1 out of 4, 1 out of 4, 2 out of 3 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2025 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.076% of average daily net assets.

122	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 4 out of 5, 5 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5, 2 out of 5, 2 out of 4 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2030 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.075% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 4 out of 5, 4 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5, 2 out of 5, 3 out of 4 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2035 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	123

Approval of investment management agreement (unaudited)

part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.077% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 3 out of 5, 5 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 3 out of 5, 3 out of 5, 3 out of 4 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2040 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.075% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 3 out of 5, 4 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 3 out of 5, 3 out of 5, 3 out of 4 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2045 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate

124	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.071% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 3 out of 5, 4 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5, 2 out of 5, 2 out of 4 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2050 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.067% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 3 out of 5, 4 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5, 2 out of 5, 2 out of 4 and 1 out of 1 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	125

Approval of investment management agreement (unaudited)

Lifecycle Index 2055 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.055% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 4 out of 5, 4 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund ranked 2 out of 5, 2 out of 5 and 2 out of 4 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2060 Fund

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2020, the Fund’s effective management fee rate was 0.00% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 4 out of 5, 1 out of 5 and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 2 out of 5, 2 out of 5, and 1 out of 3 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st, and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in

126	2021 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ■ 2021 Annual Report	127

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

128	2021 Annual Report ■ TIAA-CREF Lifestyle Index Funds

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF Lifestyle Index Funds ■ 2021 Annual Report	129

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

130	2021 Annual Report ■ TIAA-CREF Lifestyle Index Funds

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifestyle Index Funds ■ 2021 Annual Report	131

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery

1655026	A12027 (7/21)

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1655026	A12027 (7/21)

TIAA-CREF Funds	May 31, 2021

TIAA-CREF
Lifestyle Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	3

Letter to investors

Global financial markets generated mostly positive results for the twelve months ended May 31, 2021, as the economic ramifications of the COVID-19 pandemic diminished. U.S. equities posted double-digit gains amid continued economic expansion during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities declined modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.

•	All five TIAA-CREF Lifestyle Funds delivered strong gains for the period, and all outperformed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from 10.6% for the Lifestyle Income Fund to 44.8% for the Lifestyle Aggressive Growth Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifestyle Funds over longer periods of time.

U.S. and international stocks posted substantial gains

U.S. equities posted impressive gains for the twelve months as many businesses and restaurants resumed operations with the continual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 43.9%. The U.S. economy expanded considerably during the third quarter of 2020 and continued its growth trajectory into the fourth quarter of 2020 and the first quarter of 2021. The Federal Reserve kept the federal funds target rate at 0.00%–0.25%, while the federal government took aggressive fiscal action with two large stimulus measures.

International stocks surpassed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned 44.1% in U.S.-dollar terms. The economy of the 19-nation euro area contracted in both the fourth quarter of 2020 and the first quarter of 2021. However, China’s economy posted solid growth in the fourth quarter of 2020 and grew at its fastest pace in three decades in the first quarter of 2021.

U.S. investment-grade bonds suffered a small loss as U.S. Treasury yields rose across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.4% for the period.

4	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

In investing, change is the only constant

As we enter the summer months and reflect on the transformative and challenging twelve-plus months of the COVID-19 pandemic, it’s heartening to see that businesses are reopening and people are returning to a more “normal” life. But the financial markets always look forward, and recent volatility reflects new concerns about inflation, interest rates, and the pace and duration of the global economic recovery.

In investing, as in life, speculation about what may happen in the future is never-ending. In fact, market fluctuation may be the only constant. As a result, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise strategies to deal with the ever-present factors of risk and uncertainty. The TIAA-CREF Lifestyle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying TIAA-CREF Funds in which the Lifestyle Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

 You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2020–May 31, 2021).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifestyle Funds Institutional Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period (12/1/20–5/31/21	* )	Effective expenses paid during period (12/1/20–5/31/21	† )
Income Fund actual return	$1,000.00	$1,031.33	$0.51		$2.13
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.12
Conservative Fund actual return	1,000.00	1,065.03	0.51		2.37
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.32
Moderate Fund actual return	1,000.00	1,099.19	0.47		2.62
5% annual hypothetical return	1,000.00	1,024.48	0.45		2.52
Growth Fund actual return	1,000.00	1,135.72	0.48		2.88
5% annual hypothetical return	1,000.00	1,024.48	0.45		2.72
Aggressive Growth Fund actual return	1,000.00	1,172.66	0.38		3.03
5% annual hypothetical return	1,000.00	1,024.58	0.35		2.82
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.10% for the Income Fund, 0.10% for the Conservative Fund, 0.09% for the Moderate Fund, 0.09% for the Growth Fund and 0.07% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund, 0.46% for the Conservative Fund, 0.50% for the Moderate Fund, 0.54% for the Growth Fund and 0.56% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifestyle Funds Advisor Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period (12/1/20–5/31/21	* )	Effective expenses paid during period (12/1/20–5/31/21	† )
Income Fund actual return	$1,000.00	$1,030.50	$0.91		$2.53
5% annual hypothetical return	1,000.00	1,024.03	0.91		2.52
Conservative Fund actual return	1,000.00	1,063.80	1.03		2.93
5% annual hypothetical return	1,000.00	1,023.93	1.01		2.87
Moderate Fund actual return	1,000.00	1,098.14	0.94		3.09
5% annual hypothetical return	1,000.00	1,024.03	0.91		2.97
Growth Fund actual return	1,000.00	1,134.97	0.90		3.30
5% annual hypothetical return	1,000.00	1,024.08	0.86		3.13
Aggressive Growth Fund actual return	1,000.00	1,172.38	0.92		3.52
5% annual hypothetical return	1,000.00	1,024.08	0.86		3.28
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.18% for the Income Fund, 0.20% for the Conservative Fund, 0.18% for the Moderate Fund, 0.17% for the Growth Fund and 0.17% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.50% for the Income Fund, 0.57% for the Conservative Fund, 0.59% for the Moderate Fund, 0.62% for the Growth Fund and 0.65% for the Aggressive Growth Fund.

10	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifestyle Funds Premier Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period (12/1/20–5/31/21	* )	Effective expenses paid during period (12/1/20–5/31/21	† )
Income Fund actual return	$1,000.00	$1,030.62	$1.27		$2.89
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.87
Conservative Fund actual return	1,000.00	1,063.44	1.29		3.14
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.07
Moderate Fund actual return	1,000.00	1,098.18	1.26		3.40
5% annual hypothetical return	1,000.00	1,023.73	1.21		3.28
Growth Fund actual return	1,000.00	1,134.87	1.28		3.67
5% annual hypothetical return	1,000.00	1,023.73	1.21		3.48
Aggressive Growth Fund actual return	1,000.00	1,171.84	1.25		3.84
5% annual hypothetical return	1,000.00	1,023.78	1.16		3.58
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Income Fund, 0.25% for the Conservative Fund, 0.24% for the Moderate Fund, 0.24% for the Growth Fund and 0.23% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund, 0.61% for the Conservative Fund, 0.65% for the Moderate Fund, 0.69% for the Growth Fund and 0.71% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifestyle Funds Retirement Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period (12/1/20–5/31/21	* )	Effective expenses paid during period (12/1/20–5/31/21	† )
Income Fund actual return	$1,000.00	$1,030.18	$1.77		$3.39
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.38
Conservative Fund actual return	1,000.00	1,063.12	1.75		3.60
5% annual hypothetical return	1,000.00	1,023.24	1.72		3.53
Moderate Fund actual return	1,000.00	1,097.31	1.78		3.92
5% annual hypothetical return	1,000.00	1,023.24	1.72		3.78
Growth Fund actual return	1,000.00	1,133.84	1.81		4.20
5% annual hypothetical return	1,000.00	1,023.24	1.72		3.98
Aggressive Growth Fund actual return	1,000.00	1,171.61	1.73		4.39
5% annual hypothetical return	1,000.00	1,023.34	1.61		4.08
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Income Fund, 0.34% for the Conservative Fund, 0.34% for the Moderate Fund, 0.34% for the Growth Fund and 0.32% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund, 0.70% for the Conservative Fund, 0.75% for the Moderate Fund, 0.79% for the Growth Fund and 0.81% for the Aggressive Growth Fund.

12	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2021

Lifestyle Funds Retail Class	Beginning account value (12/1/20)	Ending account value (5/31/21)	Expenses paid during period (12/1/20–5/31/21	* )	Effective expenses paid during period (12/1/20–5/31/21	† )
Income Fund actual return	$1,000.00	$1,030.05	$1.97		$3.59
5% annual hypothetical return	1,000.00	1,022.99	1.97		3.58
Conservative Fund actual return	1,000.00	1,063.01	1.90		3.75
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.68
Moderate Fund actual return	1,000.00	1,097.27	1.88		4.03
5% annual hypothetical return	1,000.00	1,023.14	1.82		3.88
Growth Fund actual return	1,000.00	1,133.71	1.92		4.31
5% annual hypothetical return	1,000.00	1,023.14	1.82		4.08
Aggressive Growth Fund actual return	1,000.00	1,171.36	2.00		4.60
5% annual hypothetical return	1,000.00	1,023.09	1.87		4.28
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.39% for the Income Fund, 0.37% for the Conservative Fund, 0.36% for the Moderate Fund, 0.36% for the Growth Fund and 0.37% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.71% for the Income Fund, 0.73% for the Conservative Fund, 0.77% for the Moderate Fund, 0.81% for the Growth Fund and 0.85% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	13

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2021

All five of the Lifestyle Funds produced double-digit gains for the twelve-month period and outperformed their respective composite benchmarks. Institutional Class returns ranged from 10.58% for the Lifestyle Income Fund to 44.79% for the Lifestyle Aggressive Growth Fund. The performance tables show returns for all share classes of the funds.

The margin of outperformance of individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.78 of a percentage point for the Lifestyle Aggressive Growth Fund to 2.81 percentage points for the Lifestyle Moderate Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

Economic recovery drove stocks sharply higher

The U.S. economy grew at a robust pace during the period, staging a strong recovery from the impact of the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 33.4% during the third quarter of 2020, bouncing back from a steep contraction the previous three months. GDP expanded by 4.3% during the fourth quarter of 2020 and 6.4% during the first three months of 2021 (the latter according to the government’s “second” estimate). Unemployment declined steadily from 11.1% at the start of the period to 5.8% in May 2021. Core inflation, which includes all items except food and energy, rose by 3.8% over the twelve months ended May 31, 2021. Oil prices rose sharply during the period.

The Federal Reserve left the federal funds target rate unchanged over the twelve-month period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, climbed 43.91%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, advanced 44.08% in U.S.-dollar terms.

U.S. investment-grade bond performance was hindered by the impact of rising yields on longer-term securities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.40% for the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 0.80%.

14	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Equity funds posted largest gains

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Value Fund, the Nuveen Santa Barbara Dividend Growth Fund and the Nuveen International Growth Fund, all funds mentioned below are TIAA-CREF Funds.)

For the twelve months, the domestic and international equity sectors both recorded strong results that contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within the U.S. equity category, the Quant Small-Cap Equity Fund and the Quant Small/Mid-Cap Equity Fund posted sizable double-digit gains. Among foreign stock funds, the Emerging Markets Equity Fund performed best, followed by the International Equity Fund. Within fixed income, the Core Plus Bond Fund produced a solid single-digit return. (All fund returns are for the Institutional Class.)

U.S. bond and domestic stock funds benefited relative performance

All of the Lifestyle Funds outperformed their respective composite benchmarks, primarily due to the relative strength of underlying funds investing in fixed income and U.S. equities.

In the fixed-income sector, the Core Plus Bond Fund was a substantial contributor to the relative performance of all Lifestyle Funds except the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities. The Short-Term Bond Fund and the Core Bond Fund also benefited the performance of the Lifestyle Income Fund and the Lifestyle Conservative Fund.

Within U.S. equities, the Growth & Income Fund was the largest contributor to relative performance across all Lifestyle Funds. The Large-Cap Growth Fund, the Quant Small/Mid-Cap Equity Fund and the Large-Cap Value Fund also enhanced the Funds’ relative performance. In contrast, the Nuveen Santa Barbara Dividend Growth Fund and the Nuveen Dividend Value Fund detracted most from the relative performance of all Lifestyle Funds.

In the foreign stock category, the International Equity Fund contributed most to the Lifestyle Funds’ relative performance, followed by the Emerging Markets Equity Fund and the International Opportunities Fund. However, these positive effects were offset by the relative underperformance of the Nuveen International Growth Fund and the Quant International Small-Cap Equity Fund. (Performance of the Lifestyle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	15

Lifestyle Income Fund

Performance as of May 31, 2021

Lifestyle Income Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	12/9/11	10.58%	5.63%	5.13%		0.69%	0.43%
Advisor Class	12/4/15	10.48	5.60	5.10	†	0.77	0.51
Premier Class	12/9/11	10.32	5.44	4.96		0.85	0.58
Retirement Class	12/9/11	10.23	5.36	4.85		0.93	0.68
Retail Class	12/9/11	10.21	5.33	4.82		0.96	0.71
Lifestyle Income Fund Composite Index‡	—	7.98	5.30	4.64	§	—	—
Broad market index
Morningstar Conservative Target Risk Index	—	8.80	5.63	4.73	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2021, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$2,000,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/21
Equity
U.S. equity	13.98
International equity	6.08
Fixed income
Fixed income	39.88
Short-term fixed income	39.86
Other assets & liabilities, net	0.20
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	17

Lifestyle Conservative Fund

Performance as of May 31, 2021

Lifestyle Conservative Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	12/9/11	18.77%	8.24%	7.49%		0.56%	0.47%
Advisor Class	12/4/15	18.57	8.16	7.44	†	0.66	0.57
Premier Class	12/9/11	18.49	8.07	7.32		0.72	0.62
Retirement Class	12/9/11	18.44	7.97	7.21		0.80	0.72
Retail Class	12/9/11	18.40	7.95	7.19		0.82	0.74
Lifestyle Conservative Fund Composite Index‡	—	16.09	8.05	7.07	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	16.87	8.17	6.99	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2021, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$2,000,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/21
Equity
U.S. equity	27.97
International equity	12.16
Fixed income
Fixed income	39.86
Short-term fixed income	19.92
Other assets & liabilities, net	0.09
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	19

Lifestyle Moderate Fund

Performance as of May 31, 2021

Lifestyle Moderate Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	12/9/11	27.47%	10.86%	9.84%		0.58%	0.52%
Advisor Class	12/4/15	27.29	10.77	9.79	†	0.68	0.62
Premier Class	12/9/11	27.22	10.68	9.67		0.74	0.67
Retirement Class	12/9/11	27.12	10.58	9.56		0.83	0.77
Retail Class	12/9/11	27.02	10.55	9.53		0.85	0.79
Lifestyle Moderate Fund Composite Index‡	—	24.66	10.75	9.47§		—	—
Broad market index
Morningstar Moderate Target Risk Index	—	25.54	10.34	8.89§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2021, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$2,000,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/21
Equity
U.S. equity	41.90
International equity	18.22
Fixed income	39.82
Other assets & liabilities, net	0.06
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	21

Lifestyle Growth Fund

Performance as of May 31, 2021

Lifestyle Growth Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	12/9/11	35.87%	12.98%	11.63%		0.67%	0.56%
Advisor Class	12/4/15	35.72	12.89	11.58	†	0.76	0.66
Premier Class	12/9/11	35.62	12.81	11.45		0.82	0.71
Retirement Class	12/9/11	35.51	12.68	11.34		0.91	0.81
Retail Class	12/9/11	35.45	12.64	11.30		0.94	0.84
Lifestyle Growth Fund Composite Index‡	—	34.06	13.15	11.51§		—	—
Broad market index
Morningstar Moderately Aggressive Target Risk Index	—	34.76	12.49	10.72§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2021, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000® Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$2,000,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/21
Equity
U.S. equity	55.79
International equity	24.27
Fixed income	19.88
Other assets & liabilities, net	0.06
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	23

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2021

Lifestyle Aggressive Growth Fund		Total Return	Average annual total return			Annual operating expenses*#
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	12/9/11	44.79%	15.13%	13.42%		0.75%	0.60%
Advisor Class	12/4/15	44.68	15.06	13.38	†	0.83	0.69
Premier Class	12/9/11	44.54	14.94	13.25		0.89	0.75
Retirement Class	12/9/11	44.47	14.84	13.14		0.99	0.85
Retail Class	12/9/11	44.41	14.76	13.06		1.04	0.90
Lifestyle Aggressive Growth Fund Composite Index‡	—	44.01	15.49	13.51	§	—	—
Broad market index
Morningstar Aggressive Target Risk Index	—	42.04	13.94	12.03	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2021, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000® Index; and 30.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

24	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$2,000,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/21
Equity
U.S. equity	69.69
International equity	30.30
Other assets & liabilities, net	0.01
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	25

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—39.9%
1,859,452	TIAA-CREF Core Bond Fund		$19,970,520	19.9%
1,830,484	TIAA-CREF Core Plus Bond Fund		19,970,576	20.0
	TOTAL FIXED INCOME		39,941,096	39.9
INTERNATIONAL EQUITY—6.1%
22,152	Nuveen International Growth Fund		1,306,280	1.3
56,962	TIAA-CREF Emerging Markets Equity Fund		802,601	0.8
125,217	TIAA-CREF International Equity Fund		1,818,151	1.8
67,942	TIAA-CREF International Opportunities Fund		1,302,453	1.3
70,174	TIAA-CREF Quant International Small-Cap Equity Fund		862,436	0.9
	TOTAL INTERNATIONAL EQUITY		6,091,921	6.1
SHORT-TERM FIXED INCOME—39.8%
3,806,576	TIAA-CREF Short-Term Bond Fund		39,930,983	39.8
	TOTAL SHORT-TERM FIXED INCOME		39,930,983	39.8
U.S. EQUITY—14.0%
136,512	Nuveen Dividend Value Fund		2,218,326	2.2
37,499	Nuveen Santa Barbara Dividend Growth Fund		1,973,595	2.0
107,216	TIAA-CREF Growth & Income Fund		1,977,059	2.0
87,071	TIAA-CREF Large-Cap Growth Fund		2,141,951	2.2
40,739	TIAA-CREF Large-Cap Growth Index Fund		2,136,781	2.1
99,290	TIAA-CREF Large-Cap Value Fund		2,216,149	2.2
27,940	TIAA-CREF Quant Small-Cap Equity Fund		625,585	0.6
41,649	TIAA-CREF Quant Small/Mid-Cap Equity Fund		717,199	0.7
	TOTAL U.S. EQUITY		14,006,645	14.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $92,878,683)	99,970,645	99.8

	TOTAL PORTFOLIO	(Cost $92,878,683)	99,970,645	99.8
	OTHER ASSETS & LIABILITIES, NET		222,627	0.2
	NET ASSETS		$100,193,272	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

26	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.9%
3,422,951	TIAA-CREF Core Bond Fund		$36,762,491	10.0%
10,108,905	TIAA-CREF Core Plus Bond Fund		110,288,154	29.9
	TOTAL FIXED INCOME		147,050,645	39.9
INTERNATIONAL EQUITY—12.1%
163,761	Nuveen International Growth Fund		9,656,981	2.6
417,569	TIAA-CREF Emerging Markets Equity Fund		5,883,544	1.6
919,552	TIAA-CREF International Equity Fund		13,351,901	3.6
503,653	TIAA-CREF International Opportunities Fund		9,655,021	2.6
513,814	TIAA-CREF Quant International Small-Cap Equity Fund		6,314,774	1.7
	TOTAL INTERNATIONAL EQUITY		44,862,221	12.1
SHORT-TERM FIXED INCOME—19.9%
7,005,412	TIAA-CREF Short-Term Bond Fund		73,486,769	19.9
	TOTAL SHORT-TERM FIXED INCOME		73,486,769	19.9
U.S. EQUITY—28.0%
1,006,638	Nuveen Dividend Value Fund		16,357,869	4.4
277,158	Nuveen Santa Barbara Dividend Growth Fund		14,586,810	4.0
788,292	TIAA-CREF Growth & Income Fund		14,536,095	3.9
641,324	TIAA-CREF Large-Cap Growth Fund		15,776,574	4.3
300,244	TIAA-CREF Large-Cap Growth Index Fund		15,747,806	4.3
729,762	TIAA-CREF Large-Cap Value Fund		16,288,290	4.4
205,728	TIAA-CREF Quant Small-Cap Equity Fund		4,606,258	1.3
306,498	TIAA-CREF Quant Small/Mid-Cap Equity Fund		5,277,901	1.4
	TOTAL U.S. EQUITY		103,177,603	28.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $323,913,429)	368,577,238	99.9

	TOTAL PORTFOLIO	(Cost $323,913,429)	368,577,238	99.9
	OTHER ASSETS & LIABILITIES, NET		415,051	0.1
	NET ASSETS		$368,992,289	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	27

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.8%
22,756,566	TIAA-CREF Core Plus Bond Fund		$248,274,136	39.8%
	TOTAL FIXED INCOME		248,274,136	39.8
INTERNATIONAL EQUITY—18.2%
413,419	Nuveen International Growth Fund		24,379,305	3.9
1,059,927	TIAA-CREF Emerging Markets Equity Fund		14,934,371	2.4
2,341,190	TIAA-CREF International Equity Fund		33,994,082	5.4
1,269,632	TIAA-CREF International Opportunities Fund		24,338,840	3.9
1,300,579	TIAA-CREF Quant International Small-Cap Equity Fund		15,984,114	2.6
	TOTAL INTERNATIONAL EQUITY		113,630,712	18.2
U.S. EQUITY—41.9%
2,546,298	Nuveen Dividend Value Fund		41,377,338	6.6
697,857	Nuveen Santa Barbara Dividend Growth Fund		36,728,196	5.9
2,002,363	TIAA-CREF Growth & Income Fund		36,923,580	5.9
1,626,870	TIAA-CREF Large-Cap Growth Fund		40,020,990	6.4
760,287	TIAA-CREF Large-Cap Growth Index Fund		39,877,057	6.4
1,853,311	TIAA-CREF Large-Cap Value Fund		41,365,898	6.6
520,595	TIAA-CREF Quant Small-Cap Equity Fund		11,656,131	1.9
776,005	TIAA-CREF Quant Small/Mid-Cap Equity Fund		13,362,798	2.2
	TOTAL U.S. EQUITY		261,311,988	41.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $517,615,745)	623,216,836	99.9

	TOTAL PORTFOLIO	(Cost $517,615,745)	623,216,836	99.9
	OTHER ASSETS & LIABILITIES, NET		513,661	0.1
	NET ASSETS		$623,730,497	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

28	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—19.9%
6,016,124	TIAA-CREF Core Plus Bond Fund		$65,635,911	19.9%
	TOTAL FIXED INCOME		65,635,911	19.9
INTERNATIONAL EQUITY—24.2%
291,795	Nuveen International Growth Fund		17,207,148	5.2
748,495	TIAA-CREF Emerging Markets Equity Fund		10,546,293	3.2
1,651,938	TIAA-CREF International Equity Fund		23,986,144	7.2
895,770	TIAA-CREF International Opportunities Fund		17,171,918	5.2
913,753	TIAA-CREF Quant International Small-Cap Equity Fund		11,230,020	3.4
	TOTAL INTERNATIONAL EQUITY		80,141,523	24.2
U.S. EQUITY—55.8%
1,795,366	Nuveen Dividend Value Fund		29,174,695	8.8
491,852	Nuveen Santa Barbara Dividend Growth Fund		25,886,168	7.9
1,410,863	TIAA-CREF Growth & Income Fund		26,016,317	7.9
1,146,031	TIAA-CREF Large-Cap Growth Fund		28,192,356	8.5
536,561	TIAA-CREF Large-Cap Growth Index Fund		28,142,627	8.5
1,306,733	TIAA-CREF Large-Cap Value Fund		29,166,279	8.8
366,812	TIAA-CREF Quant Small-Cap Equity Fund		8,212,921	2.5
547,720	TIAA-CREF Quant Small/Mid-Cap Equity Fund		9,431,735	2.9
	TOTAL U.S. EQUITY		184,223,098	55.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $261,853,654)	330,000,532	99.9

	TOTAL PORTFOLIO	(Cost $261,853,654)	330,000,532	99.9
	OTHER ASSETS & LIABILITIES, NET		269,130	0.1
	NET ASSETS		$330,269,662	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	29

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
INTERNATIONAL EQUITY—30.3%
263,165	Nuveen International Growth Fund		$15,518,868	6.5%
677,612	TIAA-CREF Emerging Markets Equity Fund		9,547,555	4.0
1,490,820	TIAA-CREF International Equity Fund		21,646,705	9.0
809,166	TIAA-CREF International Opportunities Fund		15,511,708	6.5
829,709	TIAA-CREF Quant International Small-Cap Equity Fund		10,197,118	4.3
	TOTAL INTERNATIONAL EQUITY		72,421,954	30.3
U.S. EQUITY—69.7%
1,623,373	Nuveen Dividend Value Fund		26,379,809	11.0
445,730	Nuveen Santa Barbara Dividend Growth Fund		23,458,754	9.8
1,275,870	TIAA-CREF Growth & Income Fund		23,527,045	9.9
1,035,856	TIAA-CREF Large-Cap Growth Fund		25,482,065	10.7
484,759	TIAA-CREF Large-Cap Growth Index Fund		25,425,616	10.6
1,179,808	TIAA-CREF Large-Cap Value Fund		26,333,309	11.0
331,516	TIAA-CREF Quant Small-Cap Equity Fund		7,422,645	3.1
495,921	TIAA-CREF Quant Small/Mid-Cap Equity Fund		8,539,756	3.6
	TOTAL U.S. EQUITY		166,568,999	69.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $182,195,523)	238,990,953	100.0

	TOTAL PORTFOLIO	(Cost $182,195,523)	238,990,953	100.0
	OTHER ASSETS & LIABILITIES, NET		83,443	0.0
	NET ASSETS		$239,074,396	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

30	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	31

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2021

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$99,970,645	$368,577,238	$623,216,836	$330,000,532	$238,990,953
Cash	231,508	326,702	798,177	318,101	319,809
Receivable from securities transactions	79,973	614,859	1,413,247	997,813	771,082
Receivable from Fund shares sold	150,795	210,409	201,722	101,442	165,973
Dividends receivable	118,730	356,752	469,285	122,969	—
Due from affiliates	17,534	18,218	24,294	19,435	25,248
Other	4,745	13,136	19,620	9,423	6,591
Total assets	100,573,930	370,117,314	626,143,181	331,569,715	240,279,656
LIABILITIES
Management fees payable	8,396	31,005	52,868	27,687	19,913
Service agreement fees payable	5,500	14,416	27,873	13,557	15,057
Distribution fees payable	12,189	51,488	86,408	44,874	24,708
Due to affiliates	4,565	4,889	5,193	4,827	4,701
Payable for securities transactions	327,018	896,291	2,000,282	1,106,055	864,366
Payable for Fund shares redeemed	4,876	78,193	154,369	48,713	238,300
Payable for trustee compensation	4,806	13,324	19,807	9,586	6,716
Accrued expenses and other payables	13,308	35,419	65,884	44,754	31,499
Total liabilities	380,658	1,125,025	2,412,684	1,300,053	1,205,260
NET ASSETS	$100,193,272	$368,992,289	$623,730,497	$330,269,662	$239,074,396
NET ASSETS CONSIST OF:
Paid-in-capital	$91,779,517	$314,220,791	$495,543,296	$249,483,627	$171,434,345
Total distributable earnings (loss)	8,413,755	54,771,498	128,187,201	80,786,035	67,640,051
NET ASSETS	$100,193,272	$368,992,289	$623,730,497	$330,269,662	$239,074,396
INSTITUTIONAL CLASS:
Net assets	$15,514,418	$53,419,963	$77,428,614	$48,422,444	$45,922,894
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,296,087	3,749,011	4,641,925	2,551,302	2,154,207
Net asset value per share	$11.97	$14.25	$16.68	$18.98	$21.32
ADVISOR CLASS:
Net assets	$133,277	$7,122,108	$13,718,781	$7,975,575	$9,162,720
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,140	499,964	822,759	420,624	429,773
Net asset value per share	$11.96	$14.25	$16.67	$18.96	$21.32
PREMIER CLASS:
Net assets	$360,593	$773,531	$688,682	$2,021,901	$427,433
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,106	54,250	41,200	106,564	20,000
Net asset value per share	$11.98	$14.26	$16.72	$18.97	$21.37
RETIREMENT CLASS:
Net assets	$26,139,482	$63,022,139	$121,361,287	$59,232,261	$65,639,626
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,186,093	4,429,387	7,287,904	3,134,786	3,092,303
Net asset value per share	$11.96	$14.23	$16.65	$18.90	$21.23
RETAIL CLASS:
Net assets	$58,045,502	$244,654,548	$410,533,133	$212,617,481	$117,921,723
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,854,838	17,202,845	24,665,482	11,269,889	5,565,667
Net asset value per share	$11.96	$14.22	$16.64	$18.87	$21.19
‡ Affiliated investments, cost	$92,878,683	$323,913,429	$517,615,745	$261,853,654	$182,195,523

32	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	33

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2021

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
INVESTMENT INCOME
Dividends from affiliated investments	$1,604,820	$5,756,921	$9,471,505	$4,081,062	$2,279,395
Total income	1,604,820	5,756,921	9,471,505	4,081,062	2,279,395
EXPENSES
Management fees	90,285	333,149	563,441	287,906	196,796
Shareholder servicing – Institutional Class	390	1,199	467	502	1,031
Shareholder servicing – Advisor Class	53	7,056	10,904	7,371	7,841
Shareholder servicing – Premier Class	66	76	63	71	52
Shareholder servicing – Retirement Class	57,086	137,895	276,656	126,697	133,392
Shareholder servicing – Retail Class	19,343	48,632	82,621	56,221	50,279
Distribution fees – Premier Class	510	1,093	948	2,476	562
Distribution fees – Retail Class	137,411	567,841	931,168	469,168	249,801
Administrative service fees	41,778	44,849	47,708	44,257	43,088
Registration fees	73,505	80,194	80,533	76,059	75,939
Trustee fees and expenses	1,023	3,678	6,196	3,154	2,158
Other expenses	50,579	85,913	130,742	98,901	81,765
Total expenses	472,029	1,311,575	2,131,447	1,172,783	842,704
Less: Expenses reimbursed by the investment adviser	(167,491)	(221,642)	(266,584)	(223,256)	(210,743)
Fee waiver by investment adviser and Nuveen Securities	(3,250)	(11,945)	(53,894)	(27,650)	(31,099)
Net expenses	301,288	1,077,988	1,810,969	921,877	600,862
Net investment income (loss)	1,303,532	4,678,933	7,660,536	3,159,185	1,678,533
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	2,212,288	12,303,346	27,619,330	15,452,095	10,957,305
Realized gain distributions from affiliated investments	1,532,661	8,844,587	20,407,376	13,083,151	10,734,011
Realized gain (loss) from sale of unaffiliated investments	(1,269)	(12,669)	(25,069)	(26,362)	(14,112)
Net realized gain (loss) from investments	3,743,680	21,135,264	48,001,637	28,508,884	21,677,204
Net change in unrealized appreciation (depreciation) from affiliated investments	3,544,521	29,481,343	76,880,654	54,177,879	47,534,325
Net realized and unrealized gain (loss) from investments	7,288,201	50,616,607	124,882,291	82,686,763	69,211,529
Net increase (decrease) in net assets from operations	$8,591,733	$55,295,540	$132,542,827	$85,845,948	$70,890,062

34	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
OPERATIONS
Net investment income (loss)		$1,303,532	$1,641,189	$4,678,933	$5,624,279	$7,660,536	$8,756,441
Net realized gain (loss) from investments		3,743,680	460,714	21,135,264	2,650,111	48,001,637	5,968,147
Net change in unrealized appreciation (depreciation) from affiliated investments		3,544,521	1,704,131	29,481,343	6,132,044	76,880,654	10,223,187
Net increase (decrease) in net assets from operations		8,591,733	3,806,034	55,295,540	14,406,434	132,542,827	24,947,775
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(427,252)	(283,593)	(1,992,675)	(1,246,088)	(3,642,954)	(2,262,993)
	Advisor Class	(4,121)	(3,938)	(322,458)	(87,884)	(733,146)	(259,983)
	Premier Class	(11,719)	(12,383)	(32,907)	(23,165)	(34,762)	(34,321)
	Retirement Class	(773,711)	(585,654)	(2,464,691)	(1,635,540)	(5,988,959)	(4,382,431)
	Retail Class	(1,833,065)	(1,674,077)	(9,960,005)	(5,953,830)	(19,898,063)	(11,666,976)
Total distributions		(3,049,868)	(2,559,645)	(14,772,736)	(8,946,507)	(30,297,884)	(18,606,704)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	11,740,958	3,511,997	39,283,272	17,762,239	59,135,882	21,604,803
	Advisor Class	16,008	1,992	924,621	1,010,365	1,450,139	1,002,866
	Premier Class	22,871	28,048	1,849	12,731	—	452
	Retirement Class	8,824,223	6,182,077	12,591,347	8,763,699	14,594,049	10,579,881
	Retail Class	8,401,620	8,692,775	28,522,800	20,954,305	33,062,718	25,150,555
Fund reorganization:‡	Advisor Class	—	—	—	8,131,840	—	17,748,392
	Retail Class	—	—	—	47,414,432	—	128,111,049
Reinvestments of distributions:	Institutional Class	426,579	283,196	1,991,976	1,245,624	3,642,068	2,262,319
	Advisor Class	130	231	300,444	76,795	703,866	244,911
	Premier Class	3,608	4,742	20,492	14,262	17,483	21,261
	Retirement Class	773,317	585,285	2,464,030	1,635,105	5,988,110	4,381,791
	Retail Class	1,786,314	1,638,191	9,682,138	5,868,063	19,414,934	11,429,389
Redemptions:	Institutional Class	(5,564,950)	(4,380,122)	(27,525,400)	(12,584,139)	(49,057,996)	(11,713,906)
	Advisor Class	—	(4,769)	(1,532,103)	(3,054,206)	(3,918,131)	(6,718,950)
	Premier Class	—	(542,803)	(3,558)	(78,104)	(826)	(496,775)
	Retirement Class	(4,600,573)	(2,858,598)	(4,878,768)	(9,394,796)	(12,889,828)	(15,437,146)
	Retail Class	(6,466,973)	(8,439,810)	(27,554,449)	(30,086,703)	(40,690,105)	(53,162,619)
Net increase (decrease) from shareholder transactions		15,363,132	4,702,432	34,288,691	57,691,512	31,452,363	135,008,273
Net increase (decrease) in net assets		20,904,997	5,948,821	74,811,495	63,151,439	133,697,306	141,349,344
NET ASSETS
Beginning of period		79,288,275	73,339,454	294,180,794	231,029,355	490,033,191	348,683,847
End of period		$100,193,272	$79,288,275	$368,992,289	$294,180,794	$623,730,497	$490,033,191

36	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	37

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds ■ For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	998,197	312,649	2,849,607	1,409,735	3,714,237	1,536,021
	Advisor Class	1,366	177	68,305	80,042	92,621	72,160
	Premier Class	1,948	2,503	136	991	—	32
	Retirement Class	750,041	554,999	924,631	698,531	959,969	752,785
	Retail Class	715,344	773,394	2,091,802	1,670,687	2,097,629	1,809,034
Shares from fund reorganization:‡	Advisor Class	—	—	—	651,653	—	1,281,261
	Retail Class	—	—	—	3,804,454	—	9,262,047
Shares reinvested:	Institutional Class	36,471	25,689	146,803	101,284	235,023	164,683
	Advisor Class	11	21	22,152	6,413	45,461	17,989
	Premier Class	308	429	1,509	1,157	1,125	1,535
	Retirement Class	66,176	53,099	181,659	132,721	386,540	318,276
	Retail Class	152,817	148,466	714,563	477,792	1,254,035	831,842
Shares redeemed:	Institutional Class	(472,175)	(392,946)	(2,000,061)	(1,011,987)	(3,070,275)	(842,949)
	Advisor Class	—	(451)	(112,355)	(247,179)	(252,998)	(485,904)
	Premier Class	—	(48,541)	(263)	(6,260)	(53)	(35,206)
	Retirement Class	(390,892)	(256,120)	(361,252)	(772,340)	(828,902)	(1,122,066)
	Retail Class	(551,745)	(766,007)	(2,027,385)	(2,430,297)	(2,630,036)	(3,879,675)
Net increase (decrease) from shareholder transactions		1,307,867	407,361	2,499,851	4,567,397	2,004,376	9,681,865

‡	Refer to Note 2—significant accounting policies for further details.

38	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds ■ For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

OPERATIONS
Net investment income (loss)		$3,159,185	$3,965,089	$1,678,533	$2,256,612
Net realized gain (loss) from investments		28,508,884	3,862,533	21,677,204	1,734,228
Net change in unrealized appreciation (depreciation) from affiliated investments		54,177,879	4,008,989	47,534,325	2,990,561
Net increase (decrease) in net assets from operations		85,845,948	11,836,611	70,890,062	6,981,401

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(2,455,260)	(2,046,831)	(1,920,530)	(1,656,950)
	Advisor Class	(554,493)	(171,898)	(448,551)	(81,293)
	Premier Class	(100,977)	(71,803)	(20,795)	(22,195)
	Retirement Class	(3,004,778)	(2,131,844)	(2,865,671)	(2,464,215)
	Retail Class	(11,319,326)	(5,657,002)	(5,277,511)	(3,168,673)
Total distributions		(17,434,834)	(10,079,378)	(10,533,058)	(7,393,326)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	27,347,896	15,120,483	21,912,076	12,697,075
	Advisor Class	665,627	641,744	768,249	1,238,277
	Premier Class	248,456	83,326	—	8,235,685
	Retirement Class	10,155,112	6,565,838	11,885,468	6,437,842
	Retail Class	16,934,283	14,590,401	10,570,580	8,207,062
Fund reorganization:‡	Advisor Class	—	12,805,475	—	7,717,718
	Retail Class	—	80,141,179	—	39,932,063
Reinvestments of distributions:	Institutional Class	2,454,427	2,046,203	1,919,463	1,655,989
	Advisor Class	437,229	141,521	251,697	49,081
	Premier Class	79,238	55,513	—	3,581
	Retirement Class	3,003,707	2,131,045	2,856,907	2,463,292
	Retail Class	11,172,649	5,595,567	5,217,620	3,140,086
Redemptions:	Institutional Class	(24,541,484)	(17,594,605)	(14,978,368)	(12,654,034)
	Advisor Class	(4,170,543)	(5,003,703)	(1,453,916)	(2,138,365)
	Premier Class	(53,082)	(361,683)	(889)	(8,268,956)
	Retirement Class	(8,298,491)	(7,556,845)	(8,052,833)	(8,648,485)
	Retail Class	(22,460,424)	(23,632,882)	(12,455,733)	(15,611,749)
Net increase (decrease) from shareholder transactions		12,974,600	85,768,577	18,440,321	44,456,162
Net increase (decrease) in net assets		81,385,714	87,525,810	78,797,325	44,044,237

NET ASSETS
Beginning of period		248,883,948	161,358,138	160,277,071	116,232,834
End of period		$330,269,662	$248,883,948	$239,074,396	$160,277,071

40	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	41

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ■ For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,530,465	987,740	1,131,984	792,907
	Advisor Class	38,117	41,923	40,697	83,798
	Premier Class	13,630	5,451	—	500,123
	Retirement Class	583,370	465,419	623,284	411,685
	Retail Class	965,753	985,938	554,398	524,599
Shares from fund reorganization:‡	Advisor Class	—	855,350	—	490,942
	Retail Class	—	5,373,025	—	2,554,015
Shares reinvested:	Institutional Class	142,533	135,302	101,828	104,266
	Advisor Class	25,406	9,142	13,345	2,981
	Premier Class	4,598	3,669	—	225
	Retirement Class	175,041	141,311	152,044	155,993
	Retail Class	651,847	369,806	278,125	198,290
Shares redeemed:	Institutional Class	(1,406,655)	(1,145,058)	(782,424)	(821,452)
	Advisor Class	(239,820)	(333,131)	(77,673)	(137,606)
	Premier Class	(2,878)	(23,890)	(50)	(503,799)
	Retirement Class	(480,635)	(504,713)	(435,841)	(558,541)
	Retail Class	(1,322,215)	(1,612,063)	(685,883)	(1,022,226)
Net increase (decrease) from shareholder transactions		678,557	5,755,221	913,834	2,776,200

‡	Refer to Note 2—significant accounting policies for further details.

42	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	43

Financial highlights

TIAA-CREF Lifestyle Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	For the year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	[j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
LIFESTYLE INCOME FUND
Institutional Class:	5/31/21	$11.22	$0.20		$0.98		$1.18	$(0.26)	$(0.17)	$(0.43)	$11.97	10.58%	$15,514		0.29%		0.10%		1.67%		27%
	5/31/20	11.02	0.26		0.33		0.59	(0.27)	(0.12)	(0.39)	11.22	5.53	8,234		0.36		0.10		2.37		27
	5/31/19	11.08	0.28		0.05		0.33	(0.29)	(0.10)	(0.39)	11.02	3.26	8,683		0.36		0.10		2.57		29
	5/31/18	11.04	0.24		0.13		0.37	(0.27)	(0.06)	(0.33)	11.08	3.25	3,498		0.36		0.10		2.19		19
	5/31/17	10.77	0.22		0.38		0.60	(0.26)	(0.07)	(0.33)	11.04	5.72	1,455		0.39		0.10		2.03		18
Advisor Class:	5/31/21	11.22	0.19		0.98		1.17	(0.26)	(0.17)	(0.43)	11.96	10.48	133		0.33		0.14		1.63		27
	5/31/20	11.02	0.26		0.33		0.59	(0.27)	(0.12)	(0.39)	11.22	5.47	110		0.41		0.15		2.31		27
	5/31/19	11.07	0.28		0.06		0.34	(0.29)	(0.10)	(0.39)	11.02	3.24	110		0.37		0.13		2.53		29
	5/31/18	11.04	0.24		0.12		0.36	(0.27)	(0.06)	(0.33)	11.07	3.24	105		0.37		0.11		2.17		19
	5/31/17	10.77	0.22		0.38		0.60	(0.26)	(0.07)	(0.33)	11.04	5.70	104		0.40		0.12		2.03		18
Premier Class:	5/31/21	11.23	0.18		0.98		1.16	(0.24)	(0.17)	(0.41)	11.98	10.32	361		0.45		0.25		1.53		27
	5/31/20	11.02	0.25		0.34		0.59	(0.26)	(0.12)	(0.38)	11.23	5.47	313		0.52		0.25		2.15		27
	5/31/19	11.09	0.27		0.04		0.31	(0.28)	(0.10)	(0.38)	11.02	3.02	810		0.51		0.25		2.44		29
	5/31/18	11.05	0.23		0.12		0.35	(0.25)	(0.06)	(0.31)	11.09	3.10	255		0.52		0.25		2.04		19
	5/31/17	10.77	0.21		0.37		0.58	(0.23)	(0.07)	(0.30)	11.05	5.46	234		0.55		0.25		1.89		18
Retirement Class:	5/31/21	11.21	0.17		0.98		1.15	(0.23)	(0.17)	(0.40)	11.96	10.23	26,139		0.54		0.35		1.43		27
	5/31/20	11.00	0.24		0.34		0.58	(0.25)	(0.12)	(0.37)	11.21	5.35	19,742		0.60		0.35		2.11		27
	5/31/19	11.06	0.25		0.06		0.31	(0.27)	(0.10)	(0.37)	11.00	2.92	15,504		0.60		0.35		2.29		29
	5/31/18	11.03	0.21		0.12		0.33	(0.24)	(0.06)	(0.30)	11.06	3.00	16,847		0.61		0.35		1.93		19
	5/31/17	10.76	0.20		0.37		0.57	(0.23)	(0.07)	(0.30)	11.03	5.44	15,646		0.64		0.35		1.80		18
Retail Class:	5/31/21	11.21	0.16		0.99		1.15	(0.23)	(0.17)	(0.40)	11.96	10.21	58,046		0.57		0.38		1.40		27
	5/31/20	11.01	0.23		0.33		0.56	(0.24)	(0.12)	(0.36)	11.21	5.23	50,890		0.63		0.38		2.09		27
	5/31/19	11.07	0.25		0.05		0.30	(0.26)	(0.10)	(0.36)	11.01	2.98	48,233		0.63		0.38		2.27		29
	5/31/18	11.03	0.21		0.13		0.34	(0.24)	(0.06)	(0.30)	11.07	2.97	50,449		0.63		0.37		1.91		19
	5/31/17	10.76	0.19		0.38		0.57	(0.23)	(0.07)	(0.30)	11.03	5.43	48,011		0.66		0.38		1.77		18

44	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	For the year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/21	$12.57	$0.22		$ 2.11		$2.33	$(0.32)	$(0.33)	$(0.65)	$14.25	18.77%	$ 53,420		0.17%		0.10%		1.63%		35%
	5/31/20	12.26	0.28		0.49		0.77	(0.23)	(0.23)	(0.46)	12.57	6.44	34,603		0.19		0.10		2.25		29
	5/31/19	12.58	0.29		(0.10)		0.19	(0.33)	(0.18)	(0.51)	12.26	1.68	27,635		0.20		0.10		2.34		24
	5/31/18	12.22	0.26		0.49		0.75	(0.32)	(0.07)	(0.39)	12.58	6.17	18,299		0.25		0.10		2.05		13
	5/31/17	11.64	0.23		0.78		1.01	(0.28)	(0.15)	(0.43)	12.22	8.87	5,087		0.22		0.10		1.96		15
Advisor Class:	5/31/21	12.57	0.21		2.10		2.31	(0.30)	(0.33)	(0.63)	14.25	18.57	7,122		0.26		0.20		1.54		35
	5/31/20	12.26	0.30		0.46		0.76	(0.22)	(0.23)	(0.45)	12.57	6.33	6,559		0.29		0.20		2.45		29
	5/31/19	12.58	0.26		(0.08)		0.18	(0.32)	(0.18)	(0.50)	12.26	1.62	379		0.27		0.18		2.16		24
	5/31/18	12.23	0.25		0.48		0.73	(0.31)	(0.07)	(0.38)	12.58	6.07	172		0.22		0.12		2.00		13
	5/31/17	11.64	0.23		0.78		1.01	(0.27)	(0.15)	(0.42)	12.23	8.94	107		0.24		0.12		1.97		15
Premier Class:	5/31/21	12.58	0.20		2.11		2.31	(0.30)	(0.33)	(0.63)	14.26	18.49	774		0.32		0.25		1.48		35
	5/31/20	12.27	0.26		0.49		0.75	(0.21)	(0.23)	(0.44)	12.58	6.27	665		0.35		0.25		2.05		29
	5/31/19	12.59	0.27		(0.10)		0.17	(0.31)	(0.18)	(0.49)	12.27	1.62	699		0.35		0.25		2.17		24
	5/31/18	12.23	0.24		0.49		0.73	(0.30)	(0.07)	(0.37)	12.59	5.93	269		0.38		0.25		1.91		13
	5/31/17	11.63	0.22		0.77		0.99	(0.24)	(0.15)	(0.39)	12.23	8.77	256		0.39		0.25		1.84		15
Retirement Class:	5/31/21	12.55	0.19		2.10		2.29	(0.28)	(0.33)	(0.61)	14.23	18.44	63,022		0.41		0.34		1.39		35
	5/31/20	12.25	0.25		0.48		0.73	(0.20)	(0.23)	(0.43)	12.55	6.11	46,255		0.43		0.33		1.98		29
	5/31/19	12.57	0.26		(0.10)		0.16	(0.30)	(0.18)	(0.48)	12.25	1.51	44,397		0.44		0.35		2.08		24
	5/31/18	12.21	0.23		0.49		0.72	(0.29)	(0.07)	(0.36)	12.57	5.83	42,506		0.45		0.35		1.81		13
	5/31/17	11.62	0.20		0.79		0.99	(0.25)	(0.15)	(0.40)	12.21	8.70	33,907		0.47		0.35		1.71		15
Retail Class:	5/31/21	12.55	0.18		2.10		2.28	(0.28)	(0.33)	(0.61)	14.22	18.40	244,655		0.44		0.37		1.36		35
	5/31/20	12.24	0.25		0.49		0.74	(0.20)	(0.23)	(0.43)	12.55	6.16	206,100		0.45		0.37		1.99		29
	5/31/19	12.56	0.25		(0.10)		0.15	(0.29)	(0.18)	(0.47)	12.24	1.41	157,919		0.46		0.37		2.06		24
	5/31/18	12.20	0.22		0.49		0.71	(0.28)	(0.07)	(0.35)	12.56	5.90	163,097		0.47		0.37		1.79		13
	5/31/17	11.62	0.20		0.77		0.97	(0.24)	(0.15)	(0.39)	12.20	8.59	139,697		0.49		0.37		1.70		15

46	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	47

Financial highlights	continued

TIAA-CREF Lifestyle Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	For the year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
LIFESTYLE MODERATE FUND
Institutional Class:	5/31/21	$13.84	$0.25		$ 3.47		$ 3.72	$(0.38)	$(0.50)	$(0.88)	$16.68	27.47%	$77,429		0.15%		0.09%		1.58%		47%
	5/31/20	13.55	0.29		0.67		0.96	(0.28)	(0.39)	(0.67)	13.84	7.23	52,090		0.16		0.10		2.10		31
	5/31/19	14.18	0.29		(0.30)		(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.14	39,367		0.17		0.10		2.16		23
	5/31/18	13.44	0.26		0.94		1.20	(0.37)	(0.09)	(0.46)	14.18	9.04	24,246		0.18		0.10		1.88		10
	5/31/17	12.48	0.27		1.21		1.48	(0.30)	(0.22)	(0.52)	13.44	12.19	10,416		0.19		0.10		2.10		19
Advisor Class:	5/31/21	13.84	0.23		3.47		3.70	(0.37)	(0.50)	(0.87)	16.67	27.29	13,719		0.23		0.17		1.50		47
	5/31/20	13.55	0.37		0.58		0.95	(0.27)	(0.39)	(0.66)	13.84	7.12	12,977		0.26		0.20		2.64		31
	5/31/19	14.18	0.28		(0.29)		(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.09	707		0.23		0.16		2.02		23
	5/31/18	13.44	0.26		0.93		1.19	(0.36)	(0.09)	(0.45)	14.18	8.96	163		0.26		0.18		1.86		10
	5/31/17	12.48	0.24		1.23		1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161		0.23		0.14		1.85		19
Premier Class:	5/31/21	13.87	0.23		3.48		3.71	(0.36)	(0.50)	(0.86)	16.72	27.22	689		0.31		0.24		1.45		47
	5/31/20	13.58	0.24		0.70		0.94	(0.26)	(0.39)	(0.65)	13.87	7.03	557		0.32		0.25		1.72		31
	5/31/19	14.21	0.28		(0.30)		(0.02)	(0.35)	(0.26)	(0.61)	13.58	0.01	1,001		0.32		0.25		2.06		23
	5/31/18	13.47	0.21		0.96		1.17	(0.34)	(0.09)	(0.43)	14.21	8.79	310		0.34		0.25		1.53		10
	5/31/17	12.48	0.23		1.24		1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292		0.36		0.25		1.79		19
Retirement Class:	5/31/21	13.82	0.21		3.47		3.68	(0.35)	(0.50)	(0.85)	16.65	27.12	121,361		0.40		0.34		1.35		47
	5/31/20	13.53	0.25		0.68		0.93	(0.25)	(0.39)	(0.64)	13.82	6.95	93,587		0.41		0.35		1.81		31
	5/31/19	14.17	0.26		(0.31)		(0.05)	(0.33)	(0.26)	(0.59)	13.53	(0.11)	92,295		0.42		0.35		1.87		23
	5/31/18	13.43	0.23		0.94		1.17	(0.34)	(0.09)	(0.43)	14.17	8.70	93,842		0.43		0.35		1.68		10
	5/31/17	12.46	0.22		1.23		1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577		0.44		0.35		1.69		19
Retail Class:	5/31/21	13.82	0.20		3.46		3.66	(0.34)	(0.50)	(0.84)	16.64	27.02	410,533		0.42		0.36		1.32		47
	5/31/20	13.52	0.27		0.67		0.94	(0.25)	(0.39)	(0.64)	13.82	7.01	330,823		0.43		0.37		1.95		31
	5/31/19	14.16	0.25		(0.30)		(0.05)	(0.33)	(0.26)	(0.59)	13.52	(0.20)	215,314		0.43		0.37		1.85		23
	5/31/18	13.42	0.23		0.93		1.16	(0.33)	(0.09)	(0.42)	14.16	8.76	213,691		0.44		0.37		1.67		10
	5/31/17	12.46	0.21		1.23		1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595		0.47		0.37		1.64		19

48	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	49

Financial highlights	continued

TIAA-CREF Lifestyle Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	For the year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE GROWTH FUND
Institutional Class:	5/31/21	$14.87	$0.23		$ 4.99		$ 5.22	$(0.41)	$(0.70)	$(1.11)	$18.98	35.87%	$48,422		0.18%		0.09%		1.34%		54%
	5/31/20	14.66	0.28		0.78		1.06	(0.28)	(0.57)	(0.85)	14.87	7.18	33,985		0.21		0.10		1.87		35
	5/31/19	15.75	0.26		(0.63)		(0.37)	(0.36)	(0.36)	(0.72)	14.66	(2.07)	33,809		0.23		0.10		1.76		29
	5/31/18	14.53	0.25		1.49		1.74	(0.42)	(0.10)	(0.52)	15.75	12.02	18,485		0.24		0.10		1.59		18
	5/31/17	13.09	0.19		1.76		1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
Advisor Class:	5/31/21	14.86	0.22		4.98		5.20	(0.40)	(0.70)	(1.10)	18.96	35.72	7,976		0.26		0.17		1.28		54
	5/31/20	14.65	0.38		0.66		1.04	(0.26)	(0.57)	(0.83)	14.86	7.03	8,870		0.30		0.20		2.57		35
	5/31/19	15.74	0.22		(0.60)		(0.38)	(0.35)	(0.36)	(0.71)	14.65	(2.13)	346		0.29		0.17		1.45		29
	5/31/18	14.52	0.22		1.52		1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17	13.09	0.22		1.72		1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
Premier Class:	5/31/21	14.87	0.20		4.99		5.19	(0.39)	(0.70)	(1.09)	18.97	35.62	2,022		0.33		0.24		1.18		54
	5/31/20	14.65	0.25		0.79		1.04	(0.25)	(0.57)	(0.82)	14.87	7.02	1,356		0.36		0.25		1.64		35
	5/31/19	15.75	0.24		(0.64)		(0.40)	(0.34)	(0.36)	(0.70)	14.65	(2.24)	1,553		0.38		0.25		1.63		29
	5/31/18	14.53	0.22		1.51		1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17	13.07	0.20		1.72		1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
Retirement Class:	5/31/21	14.81	0.18		4.98		5.16	(0.37)	(0.70)	(1.07)	18.90	35.51	59,232		0.43		0.34		1.07		54
	5/31/20	14.60	0.23		0.78		1.01	(0.23)	(0.57)	(0.80)	14.81	6.87	42,326		0.45		0.35		1.55		35
	5/31/19	15.69	0.23		(0.64)		(0.41)	(0.32)	(0.36)	(0.68)	14.60	(2.34)	40,228		0.47		0.35		1.52		29
	5/31/18	14.48	0.19		1.52		1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17	13.06	0.18		1.72		1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
Retail Class:	5/31/21	14.79	0.18		4.97		5.15	(0.37)	(0.70)	(1.07)	18.87	35.45	212,617		0.46		0.37		1.05		54
	5/31/20	14.58	0.27		0.74		1.01	(0.23)	(0.57)	(0.80)	14.79	6.85	162,347		0.48		0.38		1.79		35
	5/31/19	15.67	0.22		(0.64)		(0.42)	(0.31)	(0.36)	(0.67)	14.58	(2.32)	85,422		0.50		0.38		1.44		29
	5/31/18	14.46	0.19		1.51		1.70	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17	13.04	0.18		1.71		1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22

50	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	51

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	For the year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/21	$15.55	$0.20		$ 6.64		$ 6.84	$(0.50)	$(0.57)	$(1.07)	$21.32	44.79%	$45,923		0.21%		0.08%		1.08%		56%
	5/31/20	15.40	0.25		0.87		1.12	(0.17)	(0.80)	(0.97)	15.55	7.14	26,474		0.25		0.10		1.56		33
	5/31/19	16.95	0.23		(0.98)		(0.75)	(0.37)	(0.43)	(0.80)	15.40	(4.11)	25,052		0.28		0.10		1.42		24
	5/31/18	15.28	0.18		2.12		2.30	(0.44)	(0.19)	(0.63)	16.95	15.14	15,252		0.30		0.10		1.09		38
	5/31/17	13.47	0.16		2.21		2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13		20
Advisor Class:	5/31/21	15.55	0.18		6.64		6.82	(0.48)	(0.57)	(1.05)	21.32	44.68	9,163		0.30		0.18		0.98		56
	5/31/20	15.40	0.37		0.72		1.09	(0.14)	(0.80)	(0.94)	15.55	7.01	7,051		0.33		0.19		2.39		33
	5/31/19	16.94	0.18		(0.93)		(0.75)	(0.36)	(0.43)	(0.79)	15.40	(4.10)	205		0.30		0.14		1.08		24
	5/31/18	15.28	0.19		2.09		2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14		38
	5/31/17	13.47	0.18		2.19		2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27		20
Premier Class:	5/31/21	15.59	0.18		6.64		6.82	(0.47)	(0.57)	(1.04)	21.37	44.54	427		0.37		0.23		0.95		56
	5/31/20	15.43	0.03		1.06		1.09	(0.13)	(0.80)	(0.93)	15.59	7.00	313		0.39		0.25		0.17		33
	5/31/19	16.99	0.20		(0.99)		(0.79)	(0.34)	(0.43)	(0.77)	15.43	(4.31)	363		0.43		0.25		1.22		24
	5/31/18	15.32	0.17		2.10		2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01		38
	5/31/17	13.47	0.15		2.21		2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08		20
Retirement Class:	5/31/21	15.49	0.15		6.62		6.77	(0.46)	(0.57)	(1.03)	21.23	44.47	65,640		0.45		0.33		0.82		56
	5/31/20	15.35	0.20		0.87		1.07	(0.13)	(0.80)	(0.93)	15.49	6.85	42,644		0.49		0.35		1.29		33
	5/31/19	16.89	0.18		(0.96)		(0.78)	(0.33)	(0.43)	(0.76)	15.35	(4.33)	42,107		0.52		0.35		1.09		24
	5/31/18	15.24	0.15		2.09		2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90		38
	5/31/17	13.44	0.13		2.20		2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95		20
Retail Class:	5/31/21	15.46	0.14		6.61		6.75	(0.45)	(0.57)	(1.02)	21.19	44.41	117,922		0.50		0.38		0.78		56
	5/31/20	15.33	0.24		0.82		1.06	(0.13)	(0.80)	(0.93)	15.46	6.80	83,795		0.54		0.40		1.56		33
	5/31/19	16.88	0.17		(0.97)		(0.80)	(0.32)	(0.43)	(0.75)	15.33	(4.45)	48,507		0.57		0.40		1.04		24
	5/31/18	15.22	0.14		2.10		2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85		38
	5/31/17	13.43	0.13		2.18		2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91		20

[a]	Based on average shares outstanding.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

52	2021 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	53

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

54	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Fund reorganizations: During the prior fiscal period, the Funds’ Board approved the following Fund reorganizations (each the “Reorganization” and collectively, the “Reorganizations”).

The following Reorganizations were effective at the close of business on October 18, 2019:

Target Fund	Acquiring Fund
Nuveen Strategy Conservative Allocation Fund	TIAA-CREF Lifestyle Conservative Fund
Nuveen Strategy Balanced Allocation Fund	TIAA-CREF Lifestyle Moderate Fund
Nuveen Strategy Growth Allocation Fund	TIAA-CREF Lifestyle Growth Fund
Nuveen Strategy Aggressive Growth Allocation Fund	TIAA-CREF Lifestyle Aggressive Growth Fund

Upon the closing of a Reorganization, the Target Funds transferred all of their assets and liabilities to the Acquiring Funds in exchange for Acquiring Fund shares of equal value. Shares of the Acquiring Funds were then distributed to shareholders of the Target Funds and the Target Funds were terminated. As a result of a Reorganization,

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	55

Notes to financial statements

shareholders of the Target Funds became shareholders of the Acquiring Funds. The shareholders of the Target Funds received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the Reorganization. For accounting and performance reporting purposes, each Acquiring Fund is the survivor.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants

56	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of May 31, 2021, all of the investments in the Funds were valued based on Level 1 inputs.

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2021 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifestyle Income	$ 39,075	$ 24,109
Lifestyle Conservative	147,756	115,098
Lifestyle Moderate	289,211	260,306
Lifestyle Growth	165,455	153,201
Lifestyle Aggressive Growth	129,310	109,078

Note 5—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	57

Notes to financial statements

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2021, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and the utilization of equalization credits, were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Net unrealized appreciation (depreciation): At May 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifestyle Income	$ 93,892	$ 7,092	$(1,013)	$ 6,079
Lifestyle Conservative	328,176	44,664	(4,263)	40,401
Lifestyle Moderate	525,196	105,601	(7,580)	98,021
Lifestyle Growth	266,620	68,147	(4,767)	63,380
Lifestyle Aggressive Growth	185,755	56,795	(3,559)	53,236

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended May 31, 2021 and May 31, 2020 was as follows:

	5/31/2021			5/31/2020
	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$ 1,752,910	$ 1,296,958	$ 3,049,868	$1,695,266	$ 864,379	$ 2,559,645
Lifestyle Conservative	6,911,296	7,861,440	14,772,736	4,471,869	4,474,638	8,946,507
Lifestyle Moderate	12,508,904	17,788,980	30,297,884	8,440,472	10,166,232	18,606,704
Lifestyle Growth	6,110,621	11,324,213	17,434,834	3,823,626	6,255,752	10,079,378
Lifestyle Aggressive Growth	4,718,204	5,814,854	10,533,058	1,444,218	5,949,108	7,393,326

58	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Components of accumulated earnings: As of May 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Total
Lifestyle Income	$ 198,918	$ 2,140,458	$ 6,079,124		$ 8,418,500
Lifestyle Conservative	1,714,082	12,669,339	40,401,212		54,784,633
Lifestyle Moderate	836,797	29,348,783	98,021,109		128,206,689
Lifestyle Growth	495,422	16,919,541	63,380,495		80,795,458
Lifestyle Aggressive Growth	105,619	14,304,827	53,236,195		67,646,641

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of May 1, 2021, the maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	59

Notes to financial statements

	Investment		Maximum expense amounts‡
Fund	management fee		Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class
Lifestyle Income	0.100%[a]		0.100%[a]		0.250%[a]		0.250%[a]		0.350%[a]		0.490%[a]
Lifestyle Conservative	0.100	[a]	0.100	[a]	0.250	[a]	0.250	[a]	0.350	[a]	0.490	[a]
Lifestyle Moderate	0.100	[b]	0.100	[b]	0.250	[b]	0.250	[b]	0.350	[b]	0.490	[b]
Lifestyle Growth	0.100	[b]	0.100	[b]	0.250	[b]	0.250	[b]	0.350	[b]	0.490	[b]
Lifestyle Aggressive Growth	0.100	[c]	0.070	[c,d]	0.250	[c]	0.250	[c]	0.350	[c]	0.490	[c]

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
[a]	Prior to May 1, 2021, Advisors agreed to voluntarily waive a portion of the investment management fee for the Lifestyle Income Fund and the Lifestyle Conservative Fund. The investment management fee after the waiver was 0.094% of daily average net assets. This waiver was voluntary in nature and has been discontinued. Prior to May 1, 2021, the expense caps were 0.094% for Institutional Class, 0.244% for the Advisor Class, 0.244% for Premier Class, and 0.484% for the Retail Class. Prior to May 1, 2021 the Retirement Class expense caps for the Lifestyle Income Fund and the Lifestyle Conservative Fund were 0.344% and 0.335%, respectively.
[b]	Prior to May 1, 2021, Advisors agreed to voluntarily waive a portion of the investment management fee for the Lifestyle Moderate Fund and the Lifestyle Growth Fund. The investment management fee after the waiver was 0.084% of daily average net assets. This waiver was voluntary in nature and has been discontinued. Prior to May 1, 2021, the expense caps were 0.084% for Institutional Class, 0.234% for the Advisor Class, 0.234% for Premier Class, 0.334% for the Retirement Class, and 0.474% for the Retail Class.
[c]	Prior to May 1, 2021, Advisors agreed to voluntarily waive a portion of the investment management fee for the Lifestyle Aggressive Growth Fund. The investment management fee after the waiver was 0.074% of daily average net assets. This waiver was voluntary in nature and has been discontinued. Prior to May 1, 2021, the expense caps were 0.074% for Institutional Class, 0.224% for the Advisor Class, 0.224% for Premier Class, 0.324% for the Retirement Class, and 0.464% for the Retail Class.
[d]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the Institutional Class expenses for the Lifestyle Aggressive Growth Fund. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2021, the expense cap was 0.074% for Institutional Class.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2021, the Funds did not engage in security transactions with affiliated entities.

60	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifestyle Income Fund
Nuveen Funds:
Dividend Value	$458	$1,732	$550	$(18)	$596	$24	$2,218
International Growth	—	1,417	268	— ^	157	—	1,306
Santa Barbara Dividend Growth	—	2,228	528	63	266	14	1,974
TIAA-CREF Funds:
Core Bond	15,778	6,411	1,942	288	(231)	382	19,971
Core Plus Bond	15,778	5,815	1,759	115	159	446	19,971
Emerging Markets Equity	904	271	692	204	178	6	803
Growth & Income	2,585	510	1,806	510	302	25	1,977
International Equity	1,321	710	820	128	479	20	1,818
International Opportunities	965	620	653	206	189	6	1,302
Large-Cap Growth	3,262	1,084	2,559	1,438	(454)	9	2,142
Large-Cap Growth Index	—	2,297	413	27	248	13	2,137
Large-Cap Value	2,427	879	1,958	214	654	41	2,216
Quant International Equity	1,035	51	1,177	(1)	92	21	—
Quant International Small-Cap Equity	632	244	283	(2)	271	16	862
Quant Large-Cap Growth	1,439	20	1,611	478	(234)	6	—
Quant Large-Cap Value	457	97	578	(28)	75	8	—
Quant Small-Cap Equity	277	367	299	38	243	4	626
Quant Small/Mid-Cap Equity	435	275	297	62	249	5	717
Short-Term Bond	31,496	12,393	4,263	23	306	559	39,931
	$79,249	$37,421	$22,456	$3,745	$3,545	$1,605	$99,971

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	61

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifestyle Conservative Fund
Nuveen Funds:
Dividend Value	$3,377	$11,581	$2,828	$(103)	$4,331	$179	$16,358
International Growth	—	9,677	1,166	3	1,143	—	9,657
Santa Barbara Dividend Growth	—	14,968	2,391	415	1,982	105	14,587
TIAA-CREF Funds:
Core Bond	29,124	11,265	3,122	531	(435)	699	36,762
Core Plus Bond	87,431	30,730	8,607	609	869	2,451	110,287
Emerging Markets Equity	6,576	1,501	4,500	1,245	1,514	41	5,884
Growth & Income	19,090	2,031	11,637	2,932	3,013	184	14,536
International Equity	9,455	4,021	4,492	631	3,737	149	13,352
International Opportunities	7,518	2,893	3,578	964	2,039	45	9,655
Large-Cap Growth	23,986	6,352	17,223	9,423	(2,228)	62	15,777
Large-Cap Growth Index	—	15,845	1,932	189	1,808	95	15,748
Large-Cap Value	17,925	4,986	12,955	603	5,729	299	16,288
Quant International Equity	7,618	153	8,442	105	566	149	—
Quant International Small-Cap Equity	4,666	964	1,285	(22)	1,992	114	6,315
Quant Large-Cap Growth	10,104	2	11,183	3,243	(1,526)	44	—
Quant Large-Cap Value	3,382	619	4,188	(206)	549	54	—
Quant Small-Cap Equity	2,544	1,729	1,773	265	1,841	27	4,606
Quant Small/Mid-Cap Equity	3,216	1,501	1,661	282	1,992	33	5,278
Short-Term Bond	58,136	21,938	7,148	39	565	1,027	73,487
	$294,148	$142,756	$110,111	$21,148	$29,481	$5,757	$368,577

62	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifestyle Moderate Fund
Nuveen Funds:
Dividend Value	$8,410	$28,344	$6,034	$(128)	$10,785	$451	$41,377
International Growth	—	23,881	2,376	15	2,859	—	24,379
Santa Barbara Dividend Growth	—	37,644	5,980	1,100	4,945	268	36,728
TIAA-CREF Funds:
Core Plus Bond	193,091	83,902	30,257	1,346	1,860	5,496	248,274
Emerging Markets Equity	16,270	3,722	10,785	2,856	4,006	103	14,934
Growth & Income	47,494	4,805	28,044	6,406	8,510	465	36,924
International Equity	23,354	8,678	8,937	1,117	9,782	375	33,994
International Opportunities	18,995	5,960	7,799	2,256	5,385	113	24,339
Large-Cap Growth	59,606	15,498	41,730	22,308	(4,254)	157	40,021
Large-Cap Growth Index	—	39,624	4,371	488	4,544	239	39,877
Large-Cap Value	44,509	11,896	30,976	693	15,245	752	41,367
Quant International Equity	18,924	285	20,886	316	1,361	370	—
Quant International Small-Cap Equity	11,587	2,266	2,825	(108)	5,064	288	15,984
Quant Large-Cap Growth	24,196	24	26,849	8,497	(4,277)	111	—
Quant Large-Cap Value	8,402	1,610	10,495	(527)	1,392	132	—
Quant Small-Cap Equity	7,056	3,185	3,934	711	4,638	68	11,656
Quant Small/Mid-Cap Equity	7,957	3,403	3,584	681	5,036	84	13,363
	$489,851	$274,727	$245,862	$48,027	$76,881	$9,472	$623,217

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	63

Notes to financial statements

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/21
Lifestyle Growth Fund
Nuveen Funds:
Dividend Value	$5,648	$19,326	$3,062	$(69)	$7,332	$307	$29,175
International Growth	—	16,310	1,038	(4)	1,939	—	17,207
Santa Barbara Dividend Growth	—	26,121	3,690	725	3,406	182	25,886
TIAA-CREF Funds:
Core Plus Bond	48,728	26,137	9,582	363	413	1,395	65,636
Emerging Markets Equity	10,903	3,006	7,185	1,832	2,756	70	10,546
Growth & Income	31,905	3,032	17,409	3,623	6,382	313	26,016
International Equity	15,626	5,989	4,961	463	6,869	253	23,986
International Opportunities	12,822	3,688	4,174	1,085	4,061	77	17,172
Large-Cap Growth	40,044	9,718	25,943	14,189	(2,112)	106	28,192
Large-Cap Growth Index	—	27,445	2,445	287	3,131	162	28,143
Large-Cap Value	29,945	7,862	19,388	156	10,592	508	29,167
Quant International Equity	12,722	287	14,121	157	955	248	—
Quant International Small-Cap Equity	7,781	1,666	1,565	(97)	3,445	195	11,230
Quant Large-Cap Growth	15,916	—	17,623	5,622	(2,847)	74	—
Quant Large-Cap Value	5,641	1,029	6,985	(369)	939	88	—
Quant Small-Cap Equity	5,106	1,736	2,253	229	3,395	46	8,213
Quant Small/Mid-Cap Equity	5,355	2,207	1,906	343	3,522	57	9,432
	$248,142	$155,559	$143,330	$28,535	$54,178	$4,081	$330,001
Lifestyle Aggressive Growth Fund
Nuveen Funds:
Dividend Value	$4,512	$17,373	$1,703	$(21)	$6,219	$263	$26,380
International Growth	—	15,212	1,399	(2)	1,708	—	15,519
Santa Barbara Dividend Growth	—	22,932	2,428	595	2,930	158	23,459
TIAA-CREF Funds:
Emerging Markets Equity	8,745	3,002	5,396	1,463	2,384	59	9,548
Growth & Income	25,617	3,777	12,956	2,659	5,718	262	23,527
International Equity	12,476	7,565	4,686	250	6,042	215	21,647
International Opportunities	10,368	5,351	4,349	1,063	3,342	65	15,511
Large-Cap Growth	32,212	9,637	19,839	11,018	(1,009)	90	25,482
Large-Cap Growth Index	—	23,506	764	234	2,684	137	25,426
Large-Cap Value	24,073	7,793	14,632	(310)	9,409	431	26,333
Quant International Equity	10,253	546	11,721	128	794	210	—
Quant International Small-Cap Equity	6,284	2,728	1,677	(199)	3,061	165	10,197
Quant Large-Cap Growth	12,667	78	14,098	4,682	(2,427)	63	—
Quant Large-Cap Value	4,526	913	5,707	(142)	624	74	—
Quant Small-Cap Equity	4,236	1,691	1,570	108	2,957	39	7,422
Quant Small/Mid-Cap Equity	4,313	1,908	869	165	3,098	48	8,540
	$160,282	$124,012	$103,794	$21,691	$47,534	$2,279	$238,991

^	Some amounts represent less than $1,000.

64	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2021, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on July 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2021, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	65

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund (five of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of May 31, 2021, the related statements of operations for the year ended May 31, 2021, the statements of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2021, and each of the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the

66	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 16, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	67

Important tax information (unaudited)

For the year ended May 31, 2021, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Lifestyle Income	$1,489,444
Lifestyle Conservative	8,991,562
Lifestyle Moderate	20,425,500
Lifestyle Growth	12,893,871
Lifestyle Aggressive Growth	6,840,224

For the year ended May 31, 2021, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifestyle Income	11.8%
Lifestyle Conservative	22.0
Lifestyle Moderate	31.4
Lifestyle Growth	43.5
Lifestyle Aggressive Growth	47.5

For the year ended May 31, 2021, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifestyle Income	8.4%
Lifestyle Conservative	15.7
Lifestyle Moderate	22.3
Lifestyle Growth	30.9
Lifestyle Aggressive Growth	33.7

For the year ended May 31, 2021, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifestyle Income	$ 77,473	$0.00925
Lifestyle Conservative	555,269	0.02141
Lifestyle Moderate	1,394,610	0.03723
Lifestyle Growth	941,160	0.05383
Lifestyle Aggressive Growth	797,980	0.07086

68	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

For the year ended May 31, 2021, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifestyle Income	$8,899	$0.00106
Lifestyle Conservative	63,924	0.00246
Lifestyle Moderate	160,690	0.00429
Lifestyle Growth	108,489	0.00621
Lifestyle Aggressive Growth	92,013	0.00817

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2021, which will be reported in conjunction with your 2021 Form 1099-DIV.

By early 2022, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	69

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2021

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board Member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC.

70	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990-2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	71

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2021

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020) American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

72	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Chief Executive Officer and President of CREF and TIAA Separate Account VA-1. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	73

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2021

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

74	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifestyle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	75

Approval of investment management agreement (unaudited)

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a

76	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	77

Approval of investment management agreement (unaudited)

breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Funds and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise

78	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	79

Approval of investment management agreement (unaudited)

of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also acknowledged certain fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2020. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Funds’ investment in Underlying Funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

80	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle and Lifecycle Index Funds, which have a different expense structure where both the fund of fund fees and the underlying fund fees are charged to the funds of funds directly. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution, administration and investment-related benefits and/or personnel with other clients of Advisors, such as economies of scale to the extent the Funds share investment resources and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Funds add scale to the TIAA-CREF Underlying Funds. Also, Advisers and its affiliates earn fees on the Funds’ investments in other affiliated products, such as Nuveen Funds. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Retail Class shares of each Fund. Because the Retail Class generally has higher non-

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Approval of investment management agreement (unaudited)

management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2020 under the Agreement.

Lifestyle Aggressive Growth Fund
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st, 2nd and 1st quintiles of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Growth Fund
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee were in the 2nd and 1st quintiles of its Expense Group, respectively, while the Fund’s contractual fee rate ranked 1 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual fee rate were each in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Group for each of the one-, three- and five-year periods, respectively. The Fund was in the 1st, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in

82	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Moderate Fund
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Conservative Fund
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s contractual management fee rate was in the 2nd quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Income Fund
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s contractual management fee rate was in the 2nd quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 4th, 4th and 5th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 3rd and

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	83

Approval of investment management agreement (unaudited)	concluded

4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

84	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	85

Liquidity risk management program	concluded

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

86	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF Lifestyle Funds ■ 2021 Annual Report	87

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2021 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

88	2021 Annual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery

1655021	A13442 (7/21)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

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730 Third Avenue New York, NY 10017-3206

1655021	A13442 (7/21)

TIAA-CREF Funds	May 31, 2021

TIAA-CREF

Managed Allocation Fund

The annual report contains the audited financial statements.

	Institutional	Retirement	Retail
Fund name	Class	Class	Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about the Managed Allocation Fund and describes the Fund’s results for the twelve months ended May 31, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolio of investments lists the underlying funds in which the Fund had investments as of May 31, 2021.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	3

Letter to investors

Global financial markets generated mostly positive results for the twelve months ended May 31, 2021, as the economic ramifications of the COVID-19 pandemic diminished. U.S. equities posted double-digit gains amid continued economic expansion during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities declined modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying funds.

•	The Fund’s Institutional Class gained 27.5%, outperforming the 24.7% return of its composite benchmark.
•	Relative outperformance of the Fund’s underlying funds, particularly within fixed income and U.S. equity, contributed to its result.
•	This result continued to support the solid performance of the TIAA-CREF Managed Allocation Fund over longer periods of time.

U.S. and international stocks posted substantial gains

U.S. equities posted impressive gains for the twelve months as many businesses and restaurants resumed operations with the continual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, advanced 43.9%. The U.S. economy expanded considerably during the third quarter of 2020 and continued its growth trajectory into the fourth quarter of 2020 and the first quarter of 2021. The Federal Reserve kept the federal funds target rate at 0.00%–0.25%, while the federal government took aggressive fiscal action with two large stimulus measures.

International stocks surpassed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, returned 44.1% in U.S.-dollar terms. The economy of the 19-nation euro area contracted in both the fourth quarter of 2020 and the first quarter of 2021. However, China’s economy posted solid growth in the fourth quarter of 2020 and grew at its fastest pace in three decades in the first quarter of 2021.

U.S. investment-grade bonds suffered a small loss as U.S. Treasury yields rose across longer-term maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.4% for the period.

4	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

In investing, change is the only constant

As we enter the summer months and reflect on the transformative and challenging twelve-plus months of the COVID-19 pandemic, it’s heartening to see that businesses are reopening and people are returning to a more “normal” life. But the financial markets always look forward, and recent volatility reflects new concerns about inflation, interest rates, and the pace and duration of the global economic recovery.

In investing, as in life, speculation about what may happen in the future is never-ending. In fact, market fluctuation may be the only constant. As a result, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise strategies to deal with the ever-present factors of risk and uncertainty. The TIAA-CREF Managed Allocation Fund uses a dynamic diversification strategy designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

We thank you again for trusting us to manage your investments through the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 14 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying TIAA-CREF Funds in which the Managed Allocation Fund invests as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2020–May 31, 2021).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2021

					Effective
	Beginning	Ending	Expenses paid		expenses paid
	account value	account value	during period	*	during period	†
Managed Allocation Fund	(12/1/20)	(5/31/21)	(12/1/20–5/31/21)		(12/1/20–5/31/21)
Actual return
Institutional Class	$1,000.00	$1,098.93	$0.00		$2.15
Retirement Class	1,000.00	1,097.69	1.31		3.45
Retail Class	1,000.00	1,098.00	1.31		3.45
5% annual hypothetical return
Institutional Class	1,000.00	1,024.93	0.00		2.07
Retirement Class	1,000.00	1,023.68	1.26		3.33
Retail Class	1,000.00	1,023.68	1.26		3.33

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2021. The Fund’s annualized six-month expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.41% for the Institutional Class, 0.66% for the Retirement Class and 0.66% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	9

Managed Allocation Fund

Performance for the twelve months ended May 31, 2021

The Managed Allocation Fund returned 27.52% for the Institutional Class, compared with the 24.66% return of its benchmark, the Managed Allocation Fund Composite Index. The performance table shows returns for all share classes of the Fund.

Economic recovery drove stocks sharply higher

The U.S. economy grew at a robust pace during the period, staging a strong recovery from the impact of the COVID-19 pandemic. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew by 33.4% during the third quarter of 2020, bouncing back from a steep contraction the previous three months. GDP expanded by 4.3% during the fourth quarter of 2020 and 6.4% during the first three months of 2021 (the latter according to the government’s “second” estimate). Unemployment declined steadily from 11.1% at the start of the period to 5.8% in May 2021. Core inflation, which includes all items except food and energy, rose by 3.8% over the twelve months ended May 31, 2021. Oil prices rose sharply during the period.

The Federal Reserve left the federal funds target rate unchanged over the twelve-month period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

Domestic and foreign stocks generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, climbed 43.91%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 27 emerging-markets countries, advanced 44.08% in U.S.-dollar terms.

U.S. investment-grade bond performance was hindered by the impact of rising yields on longer-term securities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.40% for the period.

10	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Equity funds posted largest gains

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Value Fund, the Nuveen Santa Barbara Dividend Growth Fund and the Nuveen International Growth Fund, all funds mentioned below are TIAA-CREF Funds.)

For the twelve months, domestic and international equity sectors both produced strong results that contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within the U.S. equity category, the Quant Small-Cap Equity Fund and the Quant Small/Mid-Cap Equity Fund posted sizable double-digit gains. Among foreign stock funds, the Emerging Markets Equity Fund performed best, followed by the International Equity Fund. Within fixed income, the Core Plus Bond Fund produced a solid return. (All fund returns are for the Institutional Class.)

U.S. bond and domestic stock funds benefited relative performance

For the twelve months, the Fund outperformed its composite benchmark primarily due to the relative strength of underlying funds investing in bonds and domestic equities. The Core Plus Bond Fund was by far the largest single contributor to the Fund’s relative performance among all underlying funds.

Within U.S. equities, the Growth & Income Fund was the largest contributor to relative performance. The Large-Cap Growth Fund, the Quant Small/Mid-Cap Equity Fund and the Large-Cap Value Fund also enhanced the Fund’s relative performance. In contrast, the Nuveen Santa Barbara Dividend Growth Fund detracted most from relative performance, followed by the Nuveen Dividend Value Fund.

In the foreign stock category, the International Equity Fund contributed most to the Fund’s relative performance, followed by the Emerging Markets Equity Fund and the International Opportunities Fund. However, these positive effects were offset by the relative underperformance of the Nuveen International Growth Fund and the Quant International Small-Cap Equity Fund. (Performance of the Managed Allocation Fund’s underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	11

Managed Allocation Fund

Performance as of May 31, 2021

Managed Allocation Fund			Average annual		Annual operating
		Total Return	total return		expenses*#
	Inception
	date	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	27.52%	10.94%	8.74%	0.45%	0.42%
Retirement Class	3/31/06	27.15	10.66	8.47	0.70	0.67
Retail Class	3/31/06	27.20	10.66	8.47	0.74	0.67
Managed Allocation Fund Composite Index‡	—	24.66	10.75	8.57	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	25.54	10.34	7.83	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
#	These expenses include underlying fund expenses.
‡	As of the close of business on May 31, 2021, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

12	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of May 31, 2021. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/21
Equity
U.S. equity	41.97
International equity	18.17
Fixed income	39.78
Other assets & liabilities, net	0.08
Total	100.00

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	13

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2021

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.8%
37,649,150	TIAA-CREF Core Plus Bond Fund		$410,752,228	39.8%
	TOTAL FIXED INCOME		410,752,228	39.8
INTERNATIONAL EQUITY—18.2%
680,263	Nuveen International Growth Fund		40,115,114	3.9
1,749,701	TIAA-CREF Emerging Markets Equity Fund		24,653,294	2.4
3,876,481	TIAA-CREF International Equity Fund		56,286,508	5.4
2,093,139	TIAA-CREF International Opportunities Fund		40,125,471	3.9
2,150,128	TIAA-CREF Quant International Small-Cap Equity Fund		26,425,072	2.6
	TOTAL INTERNATIONAL EQUITY		187,605,459	18.2
U.S. EQUITY—41.9%
4,219,490	Nuveen Dividend Value Fund		68,566,705	6.6
1,160,670	Nuveen Santa Barbara Dividend Growth Fund		61,086,063	5.9
3,317,996	TIAA-CREF Growth & Income Fund		61,183,844	5.9
2,693,784	TIAA-CREF Large-Cap Growth Fund		66,267,076	6.4
1,262,382	TIAA-CREF Large-Cap Growth Index Fund		66,211,924	6.4
3,068,262	TIAA-CREF Large-Cap Value Fund		68,483,619	6.6
861,435	TIAA-CREF Quant Small-Cap Equity Fund		19,287,531	1.9
1,284,666	TIAA-CREF Quant Small/Mid-Cap Equity Fund		22,121,954	2.2
	TOTAL U.S. EQUITY		433,208,716	41.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $807,786,979)	1,031,566,403	99.9

	TOTAL PORTFOLIO	(Cost $807,786,979)	1,031,566,403	99.9
	OTHER ASSETS & LIABILITIES, NET		867,285	0.1
	NET ASSETS		$1,032,433,688	100.0%

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

14	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2021

ASSETS
Affiliated investments, at value‡	$1,031,566,403
Cash	830,800
Receivable from securities transactions	2,007,754
Receivable from Fund shares sold	35,654
Dividends receivable	770,634
Due from affiliates	47,164
Other	105,642
Total assets	1,035,364,051
LIABILITIES
Service agreement fees payable	18,575
Distribution fees payable	193,370
Due to affiliates	4,221
Payable for securities transactions	2,490,543
Payable for Fund shares redeemed	38,878
Payable for trustee compensation	106,183
Accrued expenses and other payables	78,593
Total liabilities	2,930,363
NET ASSETS	$1,032,433,688

NET ASSETS CONSIST OF:
Paid-in-capital	$761,188,908
Total distributable earnings (loss)	271,244,780
NET ASSETS	$1,032,433,688

INSTITUTIONAL CLASS:
Net assets	$24,884,621
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,720,649
Net asset value per share	$14.46

RETIREMENT CLASS:
Net assets	$88,692,714
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,141,550
Net asset value per share	$14.44

RETAIL CLASS:
Net assets	$918,856,353
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	63,323,977
Net asset value per share	$14.51
‡ Affiliated investments, cost	$807,786,979

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	15

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2021

INVESTMENT INCOME
Dividends from affiliated investments	$16,350,895
Total income	16,350,895
EXPENSES
Shareholder servicing — Institutional Class	153
Shareholder servicing — Retirement Class	198,000
Shareholder servicing — Retail Class	314,342
Distribution fees — Retail Class	2,112,465
Administrative service fees	37,869
Trustee fees and expenses	10,397
Other expenses	155,932
Total expenses	2,829,158
Less: Expenses reimbursed by the investment adviser	(518,800)
Net expenses	2,310,358
Net investment income (loss)	14,040,537
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	68,586,051
Realized gain distributions from affiliated investments	35,751,853
Net realized gain (loss) from affiliated investments	104,337,904
Net change in unrealized appreciation (depreciation) from affiliated investments	105,074,208
Net realized and unrealized gain (loss) from affiliated investments	209,412,112
Net increase (decrease) in net assets from operations	$223,452,649

16	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2021	May 31, 2020
OPERATIONS
Net investment income (loss)		$14,040,537	$16,887,839
Net realized gain (loss) from affiliated investments		104,337,904	19,932,836
Net change in unrealized appreciation (depreciation) from affiliated investments		105,074,208	18,788,498
Net increase (decrease) in net assets from operations		223,452,649	55,609,173

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class		(1,525,703)	(1,048,523)
Retirement Class		(6,320,184)	(4,053,827)
Retail Class		(67,216,778)	(41,755,875)
Total distributions		(75,062,665)	(46,858,225)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	9,502,258	5,567,619
	Retirement Class	8,658,798	7,298,040
	Retail Class	33,364,881	28,727,109
Reinvestments of distributions:	Institutional Class	1,489,157	1,025,027
	Retirement Class	6,320,184	4,053,827
	Retail Class	64,644,539	40,142,425
Redemptions:	Institutional Class	(6,142,752)	(8,065,771)
	Retirement Class	(9,103,439)	(11,472,317)
	Retail Class	(62,934,267)	(71,498,083)
Net increase (decrease) from shareholder transactions		45,799,359	(4,222,124)
Net increase (decrease) in net assets		194,189,343	4,528,824

NET ASSETS
Beginning of period		838,244,345	833,715,521
End of period		$1,032,433,688	$838,244,345

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	689,159	443,102
	Retirement Class	629,973	575,538
	Retail Class	2,424,304	2,284,052
Shares reinvested:	Institutional Class	110,473	81,998
	Retirement Class	469,041	323,956
	Retail Class	4,776,405	3,193,075
Shares redeemed:	Institutional Class	(458,026)	(650,617)
	Retirement Class	(677,150)	(942,245)
	Retail Class	(4,607,581)	(5,788,917)
Net increase (decrease) from shareholder transactions		3,356,598	(480,058)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	17

Financial highlights

Managed Allocation Fund

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized								Ratios to average net assets
	For the	Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)	Portfolio turnover rate
Institutional Class:	5/31/21	$12.32	$0.23		$3.07	$3.30	$(0.37)	$(0.79)	$(1.16)	$ 14.46	27.52%	$24,885	0.02%		0.00%		1.71%	42%
	5/31/20	12.18	0.28		0.58	0.86	(0.28)	(0.44)	(0.72)	12.32	7.09	16,997	0.03		0.00		2.21	27
	5/31/19	12.89	0.29		(0.29)	0.00 [d]	(0.35)	(0.36)	(0.71)	12.18	0.40	18,320	0.03		0.00		2.34	20
	5/31/18	12.32	0.27		0.84	1.11	(0.36)	(0.18)	(0.54)	12.89	9.04	17,468	0.03		0.00		2.09	12
	5/31/17	11.52	0.24		1.14	1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288	0.03		0.00		2.02	21
Retirement Class:	5/31/21	12.31	0.20		3.05	3.25	(0.33)	(0.79)	(1.12)	14.44	27.15	88,693	0.27		0.25		1.48	42
	5/31/20	12.16	0.25		0.59	0.84	(0.25)	(0.44)	(0.69)	12.31	6.91	70,404	0.28		0.25		1.98	27
	5/31/19	12.87	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.16	0.14	70,068	0.28		0.25		2.03	20
	5/31/18	12.31	0.23		0.84	1.07	(0.33)	(0.18)	(0.51)	12.87	8.70	72,981	0.28		0.25		1.83	12
	5/31/17	11.51	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068	0.28		0.25		1.82	21
Retail Class:	5/31/21	12.36	0.20		3.07	3.27	(0.33)	(0.79)	(1.12)	14.51	27.20	918,856	0.31		0.25		1.48	42
	5/31/20	12.21	0.25		0.59	0.84	(0.25)	(0.44)	(0.69)	12.36	6.87	750,844	0.32		0.25		1.97	27
	5/31/19	12.92	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.21	0.14	745,328	0.32		0.25		2.00	20
	5/31/18	12.35	0.23		0.85	1.08	(0.33)	(0.18)	(0.51)	12.92	8.75	779,099	0.31		0.25		1.83	12
	5/31/17	11.55	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685	0.32		0.25		1.80	21
a	Based on average shares outstanding.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the Underlying Funds.
j	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

18	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	19

Notes to financial statements

Managed Allocation Fund

Note 1—organization

The Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers three share classes: Institutional Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

20	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	21

Notes to financial statements

Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.

Note 3—valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of May 31, 2021, all of the investments in the Fund were valued based on Level 1 inputs.

22	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended May 31, 2021 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$410,724	$390,769

Note 5—income tax and other tax matters

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2021, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of operations, and net assets were not affected by these reclassifications.

Net unrealized appreciation (depreciation): At May 31, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$817,921	$223,779	$(10,134)		$213,645

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	23

Notes to financial statements

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended May 31, 2021 and May 31, 2020 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2021	$24,932,075	$50,130,590	$75,062,665
5/31/2020	17,101,766	29,756,459	46,858,225

Components of accumulated earnings: As of May 31, 2021, the components of accumulated earnings on a tax basis were as follow:

Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Total
$7,800,387	$49,891,289	$213,645,785		$271,337,461

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 6—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net

24	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2021, unless changed with approval of the Board.

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/20	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/21
Nuveen Funds:
Dividend Value	$25,143	$33,084	$8,779	$(514)	$19,633	$899	$68,567
International Growth	—	37,102	1,708	(30)	4,751	—	40,115
Santa Barbara Dividend Growth	—	57,426	5,031	1,830	8,517	441	61,086
TIAA-CREF Funds:
Core Plus Bond	330,320	123,430	45,604	2,505	2,910	9,240	410,752
Emerging Markets Equity	27,694	4,030	16,725	4,159	7,406	174	24,653
Growth & Income	76,107	5,165	40,711	12,933	11,421	754	61,184
International Equity	33,380	20,226	14,311	376	16,616	619	56,287
International Opportunities	32,493	6,833	11,148	2,130	10,586	190	40,125
Large-Cap Growth	76,524	25,459	43,217	30,392	(4,647)	251	66,267
Large Cap Growth Index	—	62,142	4,258	828	8,186	403	66,212
Large-Cap Value	57,160	17,690	30,813	3,674	20,773	1,202	68,484
Quant International Equity	38,796	210	42,360	934	2,420	743	—
Quant International Small-Cap Equity	19,793	2,907	4,529	(349)	8,603	480	26,425
Quant Large-Cap Growth	69,997	—	77,604	37,156	(24,921)	322	—
Quant Large-Cap Value	25,088	4,301	30,805	6,110	(3,595)	379	—
Quant Small-Cap Equity	12,670	5,225	7,751	1,285	7,858	114	19,287
Quant Small/Mid-Cap Equity	12,786	5,494	5,415	919	8,557	140	22,122
	$837,951	$410,724	$390,769	$104,338	$105,074	$16,351	$1,031,566

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	25

Notes to financial statements	concluded

and authorized by its portfolio manager(s). During the year ended May 31, 2021, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2021, there were no borrowings under this credit facility by the Fund.

26	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Managed Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Managed Allocation Fund (one of the funds constituting TIAA-CREF Funds hereafter referred to as the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the five years in the period ended May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	27

Report of independent registered public accounting firm	concluded

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 16, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

28	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important tax information (unaudited)

For the year ended May 31, 2021, the Fund designates $52,035,209 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2021, the Fund designates 29.0% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2021, the Fund designates 21.0% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2021, the Managed Allocation Fund received income of 2,451,260 ($0.03443 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $280,296 ($0.00394 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2021 which will be reported in conjunction with your 2021 Form 1099-DIV.

By early 2022, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	29

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2021

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board Member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC.

30	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990-2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	31

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2021

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020) American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

32	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Chief Executive Officer and President of CREF and TIAA Separate Account VA-1. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	33

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2021

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

34	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Managed Allocation Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to the Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	35

Approval of investment management agreement (unaudited)

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance and an explanation of any

36	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Fund in particular including, among other information, the current and expected impact on the Fund’s performance and operations.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	37

Approval of investment management agreement (unaudited)

provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Fund and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund

38	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

(which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolios; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods ended December 31, 2020. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Fund for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that Advisors had incurred a net loss with respect to the Fund in 2020, which was because Advisors did not charge the Fund any fees under the Agreement. The Board also acknowledged

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	39

Approval of investment management agreement (unaudited)

certain fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Fund. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Fund’s investment in Underlying Funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board acknowledged that Advisors did not charge a management fee to the Fund.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because Advisors operated the Fund at a loss and did not charge the Fund a management fee, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts. However, the Board acknowledged that Advisors did not charge a management fee to the Fund.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution, administration and investment-related benefits and/or personnel with other clients of Advisors, such as economies of scale to the extent the Fund shares investment resources Advisors and its affiliates may also benefit from the level of business and relationships the Fund has with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Fund adds scale to the TIAA-CREF Underlying Funds. Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds

40	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. When the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. The statement below regarding “net loss” refers to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2020 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st qsuintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”). The Fund did not have an Expense Group or Expense Universe with respect to its actual management fee rate and contractual management fee rate because the Fund is not charged a management fee.
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods, and ranked 1 out of 4 funds within its Performance Group for the ten-year period. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	41

Approval of investment management agreement (unaudited)	concluded

with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

42	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Liquidity risk management program

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	43

Liquidity risk management program	concluded

The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on illiquid investments.

44	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF Managed Allocation Fund ■ 2021 Annual Report	45

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2021 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

46	2021 Annual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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1655025	A12452 (7/21)

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1655025	A12452 (7/21)

Item 2. Code of Conduct.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended May 31, 2021 and May 31, 2020 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-09301) because the fees disclosed in this proxy statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant period.

4(a) Audit Fees.

For the fiscal years ended May 31, 2021 and May 31, 2020, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $491,120 and $494,557, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2021 and May 31, 2020, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2021 and May 31, 2020, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended May 31, 2021 and May 31, 2020, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended May 31, 2021 and May 31, 2020, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended May 31, 2021 and May 31, 2020, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $12,753, respectively.

For the fiscal years ended May 31, 2021 and May 31, 2020, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2021 and May 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2021 and May 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2021 and May 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2021 and May 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2021 and May 31, 2020 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2021 and May 31, 2020 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2021 and May 31, 2020, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $374,917 and $304,917, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 16, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 16, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: July 16, 2021	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)